UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2005

Date of reporting period: April 30, 2005

Item 1.	Reports to Stockholders

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

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Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.41%	13.31%	14.14%	7.48%	7.46%	8.07%	42.23%	42.14%	46.07%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

PORTFOLIO ALLOCATION

As of 4/30/05

Industry	% of Net Assets
Chemicals	54.86%
Mining	16.18
Forest Products & Paper	12.26
Iron & Steel	5.22
Agriculture	4.38
Coal	4.19
Household Products & Wares	1.87
Metal Fabricate & Hardware	0.74
Biotechnology	0.13
Manufacturing	0.12
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/05

Security	% of Net Assets
Du Pont (E.I.) de Nemours and Co.	13.09%
Dow Chemical Co. (The)	12.25
Alcoa Inc.	7.07
International Paper Co.	4.66
Weyerhaeuser Co.	4.60
Monsanto Co.	4.38
Newmont Mining Corp.	4.31
Praxair Inc.	4.26
Air Products & Chemicals Inc.	3.50
PPG Industries Inc.	3.25

TOTAL	61.37%

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Index (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market, and includes companies in the following sectors: chemicals, forestry and paper, industrial materials (such as steel, metals and coal) and mining. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 13.41%, while the Index returned 14.14%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

Basic materials stocks generally performed well during the reporting period, benefiting from improving economic conditions. Because economic recovery tends to result in higher demand for commodities products, such as forest products and metals, companies related to the production or delivery of these products generally performed well. On the other hand, those companies that depend on oil and natural gas were hindered by the rise in energy prices during the reporting period.

Among the Fund’s ten largest holdings as of April 30, 2005, performance was mostly positive for the reporting period. Agricultural products provider Monsanto Co. was the strongest performer for the reporting period, followed by chemical company Praxair Inc. Forest products company Weyerhaeuser Co. also performed well as did chemical companies The Dow Chemical Co. and Air Products & Chemicals Inc. International Paper Co. and Alcoa Inc. each posted a loss for the reporting period.

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.09)%	(0.15)%	0.48%	6.23%	6.23%	6.95%	34.32%	34.32%	38.78%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

PORTFOLIO ALLOCATION

As of 4/30/05

Industry	% of Net Assets
Cosmetics & Personal Care	23.39%
Beverages	21.84
Agriculture	13.69
Food	13.17
Home Builders	5.04
Apparel	4.15
Auto Manufacturers	2.47
Auto Parts & Equipment	2.22
Software	1.85
Household Products & Wares	1.77
Leisure Time	1.55
Home Furnishings	1.55
Manufacturing	1.17
Toys, Games & Hobbies	1.10
Hand & Machine Tools	1.04
Distribution & Wholesale	0.80
Housewares	0.52
Office Furnishings	0.47
Electrical Components & Equipment	0.46
Textiles	0.43
Electronics	0.42
Retail	0.18
Commercial Services	0.15
Machinery	0.15
Pharmaceuticals	0.11
Biotechnology	0.10
Health Care - Products	0.03
Computers	0.03
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/05

Security	% of Net Assets
Procter & Gamble Co.	11.90%
Altria Group Inc.	11.62
Coca-Cola Co. (The)	8.42
PepsiCo Inc.	8.17
Gillette Co. (The)	4.10
Anheuser-Busch Companies Inc.	3.27
Kimberly-Clark Corp.	2.65
Colgate-Palmolive Co.	2.30
Avon Products Inc.	1.65
General Mills Inc.	1.53

TOTAL	55.61%

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods Index (the “Index”)*. The Index measures the performance of the consumer goods sector of the U.S. equity market and includes companies in the following sectors: automobiles and parts, home construction, beverages, food producers, household goods, leisure goods, personal goods and tobacco. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund declined 0.09%, while the Index returned 0.48%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index (the “Total Market Index”), experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

The consumer goods sector lagged the Total Market Index, delivering slight gains for the reporting period. Underlying the relatively flat performance of the overall Index, however, was a wide range of performance returns for individual companies. Even some companies in similar areas posted varying returns for the reporting period.

Among the Fund’s ten largest holdings as of April 30, 2005, the strongest performer for the reporting period was consumer products company The Gillette Co. Tobacco company Altria Group Inc. also performed well. The largest Fund holding as of April 30, 2005, Procter & Gamble Co., posted a slight gain for the reporting period, as did beverage company PepsiCo Inc. Beverage giant The Coca-Cola Co. suffered the sharpest decline for the reporting period among the Fund’s ten largest holdings, followed by consumer products company Colgate Palmolive Co. and Anheuser-Busch Companies Inc.

*	Prior to December 20, 2004, the Fund was known as the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund and the Index was known as the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.79%	0.46%	1.28%	(1.09)%	(1.12)%	(0.57)%	(5.21)%	(5.33)%	(2.73)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

PORTFOLIO ALLOCATION

As of 4/30/05

Industry	% of Net Assets
Retail	45.24%
Media	28.78
Commercial Services	5.03
Food	3.71
Lodging	3.53
Internet	3.38
Pharmaceuticals	2.50
Advertising	2.02
Leisure Time	1.74
Entertainment	1.38
Airlines	1.11
Software	0.64
Distribution & Wholesale	0.43
Telecommunications	0.28
Household Products & Wares	0.09
Manufacturing	0.07
Computers	0.06
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/05

Security	% of Net Assets
Wal-Mart Stores Inc.	7.55%
Home Depot Inc.	4.76
Time Warner Inc.	4.54
Walt Disney Co. (The)	3.31
Viacom Inc. Class B	3.11
Walgreen Co.	2.70
Comcast Corp. Class A	2.48
Target Corp.	2.35
Lowe’s Companies Inc.	2.27
McDonald’s Corp.	2.26

TOTAL	35.33%

The iShares Dow Jones U.S. Consumer Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services Index (the “Index”)*. The Index measures the performance of the consumer services sector of the U.S. equity market, and includes companies in the following sectors: food and drug retailers, general retailers, airlines, gambling, media and travel and leisure. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 0.79%, while the Index returned 1.28%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

Consumer services stocks delivered mixed results for the reporting period. Home improvement stores, which had benefited in previous reporting periods from low interest rates and a corresponding real estate boom, generally posted more modest gains for the reporting period. The discount retailers tended to post mixed results, as did those in the entertainment areas.

Among the Fund’s ten largest holdings as of April 30, 2005, drugstore chain Walgreen Co. logged the strongest gains for the reporting period. Entertainment company The Walt Disney Co. also performed well. Discount retailer Target Corp. and entertainment-related company Comcast Corp.’s Class A shares both contributed positively to the Fund’s performance for the reporting period, while home improvement companies Home Depot Inc. and Lowe’s Companies Inc. both logged slight gains. The Fund’s largest holding as of April 30, 2005, discount retail giant Wal-Mart Stores Inc., suffered the largest decline among the Fund’s ten largest holdings.

*	Prior to December 20, 2004, the Fund was formerly known as the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund and the Index was known as the Dow Jones U.S. Consumer Cyclical Sector Index.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.89%	5.85%	6.49%	6.90%	6.89%	7.55%	39.04%	39.01%	43.24%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/31/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

PORTFOLIO ALLOCATION

As of 4/30/05

Industry	% of Net Assets
Diversified Financial Services	34.33%
Banks	31.21
Insurance	20.26
Real Estate Investment Trusts	9.33
Savings & Loans	3.68
Commercial Services	0.65
Real Estate	0.19
Software	0.09
Lodging	0.06
Internet	0.01
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/05

Security	% of Net Assets
Citigroup Inc.	9.56%
Bank of America Corp.	7.14
JP Morgan Chase & Co.	4.96
American International Group Inc.	4.57
Wells Fargo & Co.	3.98
Wachovia Corp.	3.19
American Express Co.	2.30
Federal National Mortgage Association	2.05
Morgan Stanley	2.05
U.S. Bancorp	2.04

TOTAL	41.84%

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials Index (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market and includes companies in the following sectors: asset managers, banks, non-life insurance, life insurance, real estate, real estate investment trusts, consumer finance, investment services, mortgage finance and general finance. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 5.89%, while the Index returned 6.49%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

Financial companies generally performed well as economic conditions continued to show signs of improvement during the reporting period. Consumer banks responded positively to the signs of economic recovery, and high levels of refinance activity continued to be a benefit to lenders. Performance among investment banks was mixed for the reporting period, as some appeared to struggle with market volatility and shifting levels of investor interest.

Among the Fund’s ten largest holdings as of April 30, 2005, performance was mixed for the reporting period. Bank of America Corp. and Wachovia Corp. both posted gains for the reporting period. U.S. Bancorp also performed well, as did American Express Co. and Wells Fargo & Co. Insurance company American International Group Inc. suffered the steepest declines among the Fund’s ten largest holdings, followed by the Federal National Mortgage Association (Fannie Mae). Investment bank JP Morgan Chase & Co. also posted a decline for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.90%	10.75%	11.73%	(0.95)%	(0.98)%	(1.17)%	(4.56)%	(4.70)%	(5.57)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

PORTFOLIO ALLOCATION

As of 4/30/05

Industry	% of Net Assets
Manufacturing	41.63%
Aerospace & Defense	13.01
Transportation	10.03
Software	5.22
Electronics	4.94
Machinery	4.72
Commercial Services	4.12
Building Materials	2.59
Electrical Components & Equipment	2.42
Environmental Control	1.85
Packaging & Containers	1.59
Auto Manufacturers	1.10
Forest Products & Paper	0.91
Household Products & Wares	0.87
Engineering & Construction	0.66
Computers	0.66
Metal Fabricate & Hardware	0.63
Internet	0.53
Distribution & Wholesale	0.41
Chemicals	0.35
Textiles	0.34
Leisure Time	0.26
Telecommunications	0.22
Mining	0.22
Electric	0.19
Hand & Machine Tools	0.15
Housewares	0.13
Trucking & Leasing	0.09
Retail	0.08
Semiconductors	0.02
Energy - Alternate Sources	0.02
Health Care - Products	0.01
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/05

Security	% of Net Assets
General Electric Co.	24.81%
Tyco International Ltd.	4.08
3M Co.	3.54
United Technologies Corp.	3.11
Boeing Co. (The)	2.87
United Parcel Service Inc. Class B	2.66
First Data Corp.	2.12
Caterpillar Inc.	1.95
Honeywell International Inc.	1.80
Emerson Electric Co.	1.71

TOTAL	48.65%

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials Index (the “Index”). The Index measures the performance of the industrials sector of the U.S. equity market and includes companies in the following sectors: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering, and industrial transportation and support services. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 10.90%, while the Index returned 11.73%.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

Industrial stocks tend to perform in tandem with economic cycles, as economic recovery generally translates into increased demand for manufacturing, construction, and transportation, as well as related commodities and machinery. During the reporting period, the economic climate strengthened, helping to lift stock prices in the industrial sector overall, and in particular benefiting some aerospace companies, machinery companies, and manufacturing companies. Improving economic conditions outside of the U.S. also contributed to the demand for industrial goods and services during the reporting period.

Among the Fund’s ten largest holdings as of April 30, 2005, performance was largely positive for the reporting period. Aerospace giant The Boeing Co. delivered strong gains. The Fund’s largest holding, General Electric Co., also performed well for the reporting period, as did United Technologies Corp. and Tyco International Ltd., a diversified manufacturing and services company. Machinery company Caterpillar Inc. also contributed positively to the Fund’s performance. United Parcel Service Inc.’s Class B shares also posted gains for the reporting period. First Data Corp. and 3M Co. were the Fund’s only top ten holdings to decline for the reporting period.

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.44%	6.35%	7.04%	6.11%	6.11%	6.76%	33.63%	33.60%	37.61%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10 ,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

PORTFOLIO ALLOCATION

As of 4/30/05

Industry	% of Net Assets
Diversified Financial Services	48.84%
Banks	43.90
Savings & Loans	5.25
Commercial Services	0.93
Insurance	0.68
Software	0.14
Internet	0.02
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/05

Security	% of Net Assets
Citigroup Inc.	13.63%
Bank of America Corp.	10.17
JP Morgan Chase & Co.	7.07
Wells Fargo & Co.	5.67
Wachovia Corp.	4.55
American Express Co.	3.28
Federal National Mortgage Association	2.92
Morgan Stanley	2.92
U.S. Bancorp	2.91
Merrill Lynch & Co. Inc.	2.58

TOTAL	55.70%

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market and includes companies in the following sectors: asset managers, banks, consumer finance, investment services, mortgage finance, specialty finance and general finance. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 6.44%, while the Index returned 7.04%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

Financial services companies generally benefited from the strengthening economic environment during the reporting period. Consumer banks responded positively to the signs of economic recovery, and lenders appeared to continue to benefit from high levels of refinance activity. Performance among investment banks was mixed for the reporting period, as some appeared to struggle with market volatility and shifting levels of investor interest.

Performance among the Fund’s ten largest holdings as of April 30, 2005 was mostly positive for the reporting period. Bank of America Corp., the Fund’s second largest holding, and Wachovia Corp. both posted gains for the reporting period. U.S. Bancorp and American Express Co. contributed positively to the Fund’s performance. The Federal National Mortgage Association (Fannie Mae) suffered the steepest decline among the Fund’s ten largest holdings. Investment bank JP Morgan Chase & Co. declined for the reporting period, as did Citigroup Inc., the Fund’s largest holding as of April 30, 2005.

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.62%	32.52%	34.17%	17.98%	17.78%	18.60%	124.26%	122.44%	129.93%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10 ,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	15

PORTFOLIO ALLOCATION

As of 4/30/05

Industry	% of Net Assets
Real Estate Investment Trusts	97.08%
Real Estate	2.02
Diversified Financial Services	0.42
Lodging	0.29
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/05

Security	% of Net Assets
Simon Property Group Inc.	5.83%
Equity Office Properties Trust	5.11
Equity Residential	3.92
General Growth Properties Inc.	3.77
Vornado Realty Trust	3.63
ProLogis	2.99
Archstone-Smith Trust	2.94
Boston Properties Inc.	2.81
Plum Creek Timber Co. Inc.	2.60
Host Marriott Corp.	2.25

TOTAL	35.85%

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market and includes companies in the following sub-sectors: real estate holding and development and real estate investment trusts. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 33.62%, while the Index returned 34.17%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

The real estate sector was one of the strongest performers during the reporting period, continuing to benefit from a real estate boom. Although interest rates began to rise during the reporting period, they remained attractive enough to generate continued demand for home purchases and refinancing. In addition, the overall improving economic environment benefited companies involved with properties such as shopping centers and public storage units. As the economic economy strengthened, business activity grew, in turn creating more demand for retail space and storage.

All of the Fund’s ten largest holdings as of April 30, 2005 posted double-digit gains for the reporting period. Real estate investment trusts Vornado Realty Trust, General Growth Properties Inc. and Boston Properties Inc. all delivered strong gains for the reporting period, as did Host Marriott Corp. Simon Property Group Inc., the Fund’s largest holding as of April 30, 2005 and ProLogis also performed well. Plum Creek Timber Co. Inc. was the weakest performer among the Fund’s ten largest holdings, although it also posted double-digit gains for the reporting period.

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® KLD SELECT SOCIALSM INDEX FUND

Performance as of 4/30/05

Cumulative Total Returns
Inception to 4/30/05
NAV	MARKET	INDEX
(1.07)%	(1.11)%	(0.93)%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (1/24/05).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/28/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 4/30/05, the Fund did not have six months of performance and therefore a line graph is not presented.

PORTFOLIO ALLOCATION

As of 4/30/05

Sector	% of Net Assets
Financial	28.08%
Consumer Non-Cyclical	21.36
Technology	14.58
Communications	10.27
Industrial	8.70
Consumer Cyclical	7.04
Energy	6.46
Basic Materials	3.04
Utilities	0.37
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/05

Security	% of Net Assets
Wells Fargo & Co.	5.07%
Microsoft Corp.	3.68
Procter & Gamble Co.	3.34
Bank of America Corp.	2.75
Intel Corp.	2.74
General Mills Inc.	2.60
Federal National Mortgage Association	2.48
Johnson & Johnson	2.34
Exxon Mobil Corp.	2.33
General Electric Co.	2.21

TOTAL	29.54%

The iShares KLD Select SocialSM Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the KLD Select SocialSM Index (the “Index”). The Index is designed to maximize exposure to large capitalization companies that KLD determines have positive social and environmental characteristics, while maintaining risk and return characteristics similar to the Russell 1000 Index. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. From its inception on January 24, 2005 through April 30, 2005, the Fund declined 1.07%, while the Index declined 0.93%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally struggled during the reporting period. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth in the reporting period, and employment figures released during the reporting period reflected job growth. However, oil prices escalated during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates two times during the reporting period, from 2.25% to 2.75%. The concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, causing markets to languish.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	17

Sector performance in the Index during the reporting period was mostly negative. Financials, the largest sector in the Index, declined, in part due to declining asset values and waning investor interest during the reporting period. Industrials and information technology stocks also generally lost ground, as did materials. Healthcare stocks overall were the strongest performing sector within the Index. Energy stocks also performed well, benefiting largely from rising oil prices during the reporting period.

Among the Fund’s ten largest holdings as of April 30, 2005, performance was mixed for the reporting period. Healthcare company Johnson & Johnson logged the strongest gains, followed closely by diversified oil company Exxon Mobil Corp. Intel Corp. also performed well for the reporting period. Wells Fargo & Co., the Fund’s largest holding as of April 30, 2005, posted a slight gain. The Federal National Mortgage Association (Fannie Mae) experienced the steepest decline among the Fund’s ten largest holdings. Packaged foods producer General Mills Inc. and consumer products company Procter & Gamble Co. also declined for the reporting period.

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
38.61%	38.45%	39.83%	18.94%	18.88%	19.51%	109.07%	108.61%	113.31%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/29/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	19

PORTFOLIO ALLOCATION

As of 4/30/05

Industry	% of Net Assets
Real Estate Investment Trusts	98.51%
Exchange-Traded Funds	0.86
Short-Term and Other Net Assets	0.63

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/05

Security	% of Net Assets
Equity Office Properties Trust	8.91%
Simon Property Group Inc.	8.80
Vornado Realty Trust	6.95
Boston Properties Inc.	5.30
Public Storage Inc.	5.24
Equity Residential	4.74
Kimco Realty Corp.	4.58
Host Marriott Corp.	4.17
Archstone-Smith Trust	3.85
AvalonBay Communities Inc.	3.83

TOTAL	56.37%

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”). The Index consists of selected real estate investment trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 38.61%, while the Index returned 39.83%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

Real estate stocks were generally some of the strongest performers for the reporting period, benefiting largely from high demand in a low-interest rate environment. In particular, the improving economic conditions translated into increased business for shopping malls, public storage facilities, and office complexes, in which REITs invest. Strong performance in these areas benefited individual constituents of the Fund, all of which are REITs.

Among the Fund’s ten largest holdings as of April 30, 2005, all posted double-digit gains for the reporting period. Vornado Realty Trust was the strongest performer for the reporting period. Host Marriott Corp., Boston Properties Inc., and AvalonBay Communities Inc. all performed well. Simon Property Group Inc., the Fund’s second largest holding, was a positive contributor to the Fund’s performance, as was Public Storage Inc. Equity Office Properties Trust, the Fund’s largest holding as of April 30, 2005, was the weakest performer among the Fund’s ten largest holdings, but delivered double-digit gains for the reporting period.

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (November 1, 2004)†	Ending Account Value (April 30, 2005)†	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2004 to April 30, 2005)
Dow Jones U.S. Basic Materials Sector
Actual	$1,000.00	$1,026.90	0.60%	$3.02
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Dow Jones U.S. Consumer Goods Sector
Actual	1,000.00	1,074.20	0.60	3.09
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Dow Jones U.S. Consumer Services Sector
Actual	1,000.00	996.20	0.60	2.97
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Dow Jones U.S. Financial Sector
Actual	1,000.00	1,006.70	0.60	2.99
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01

SHAREHOLDER EXPENSES	21

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (November 1, 2004)†	Ending Account Value (April 30, 2005)†	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2004 to April 30, 2005)
Dow Jones U.S. Industrial Sector
Actual	$1,000.00	$1,025.90	0.60%	$3.01
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Dow Jones U.S. Financial Services
Actual	1,000.00	996.00	0.60	2.97
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Dow Jones U.S. Real Estate
Actual	1,000.00	1,070.30	0.60	3.08
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
KLD Select Social
Actual	1,000.00	989.30	0.50	1.32
Hypothetical (5% return before expenses)	1,000.00	1,011.96	0.50	1.34
Cohen & Steers Realty Majors
Actual	1,000.00	1,081.60	0.35	1.81
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

†	Account values are based on a start date of January 24, 2005 (commencement of operations) for the iShares KLD Select Social Index Fund.
*	Except for the iShares KLD Select Social Index Fund, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days). Expenses for the iShares KLD Select Social Index Fund, which commenced operations on January 24, 2005, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (97 days), and divided by the number of days in the year (365 days).

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.95%

AGRICULTURE – 4.38%
Monsanto Co.	308,423	$18,079,756

		18,079,756

BIOTECHNOLOGY – 0.13%
Cambrex Corp.[1]	28,580	543,020

		543,020

CHEMICALS – 54.86%
Air Products & Chemicals Inc.	245,994	14,447,228
Airgas Inc.[1]	74,132	1,624,973
Albemarle Corp.[1]	42,713	1,563,723
Ashland Inc.	81,298	5,466,478
Cabot Corp.	71,351	2,179,773
Crompton Corp.	132,460	1,861,063
Cytec Industries Inc.[1]	41,715	1,923,896
Dow Chemical Co. (The)	1,101,340	50,584,546
Du Pont (E.I.) de Nemours and Co.	1,147,100	54,039,881
Eastman ChemicalCo.	90,032	4,861,728
Ecolab Inc.	213,823	6,994,150
Engelhard Corp.	143,531	4,396,355
Ferro Corp.[1]	48,406	877,117
FMC Corp.[1,2]	39,739	1,947,211
Fuller (H.B.) Co.[1]	33,043	1,001,864
Georgia Gulf Corp.	38,157	1,408,375
Great Lakes Chemical Corp.	58,706	1,822,234
Hercules Inc.[2]	116,108	1,536,109
International Flavors & Fragrances Inc.	100,089	3,793,373
Lubrizol Corp.	75,536	2,928,531
Lyondell Chemical Co.	236,172	5,925,555
MacDermid Inc.[1]	29,288	888,891
Minerals Technologies Inc.[1]	23,719	1,549,325
Mosaic Co. (The)[1,2]	145,844	1,874,095
Olin Corp.[1]	80,478	1,427,680
OM Group Inc.[2]	32,758	718,711
PPG Industries Inc.	198,398	13,401,785
Praxair Inc.	375,589	17,588,833
Rohm & Haas Co.	166,545	7,271,355
RPM International Inc.[1]	134,036	2,312,121
Schulman (A.) Inc.[1]	34,775	580,742
Sensient Technologies Corp.[1]	50,689	1,014,287
Sigma-Aldrich Corp.	68,341	3,993,165
Valspar Corp. (The)	55,031	2,274,431
Wellman Inc.	36,914	397,195

		226,476,779

COAL – 4.19%
Arch Coal Inc.[1]	70,959	3,146,322
CONSOL Energy Inc.[1]	103,817	4,489,047
Massey Energy Co.[1]	87,577	3,162,405
Peabody Energy Corp.	148,356	6,493,542

		17,291,316

FOREST PRODUCTS & PAPER – 12.26%
Bowater Inc.[1]	64,262	2,087,872
Caraustar Industries Inc.[2]	32,589	291,346
International Paper Co.	561,653	19,259,081
MeadWestvaco Corp.	233,129	6,865,649
Neenah Paper Inc.	17,323	521,249
Pope & Talbot Inc.[1]	18,110	236,335
Potlatch Corp.[1]	34,029	1,607,190
Wausau-Mosinee Paper Corp.[1]	56,034	743,571
Weyerhaeuser Co.	277,053	19,008,606

		50,620,899

HOUSEHOLD PRODUCTS & WARES – 1.87%
Avery Dennison Corp.[1]	112,806	5,905,394
Scotts Miracle-Gro Co. (The) Class A1,2	25,194	1,824,046

		7,729,440

IRON & STEEL – 5.22%
AK Steel Holding Corp.[1,2]	119,165	863,946
Allegheny Technologies Inc.[1]	89,769	2,010,826
Carpenter Technology Corp.[1]	25,150	1,390,795
Cleveland-Cliffs Inc.	24,890	1,443,869
Nucor Corp.	166,409	8,503,500
Ryerson Tull Inc.[1]	26,360	275,462
Steel Dynamics Inc.	53,976	1,467,068
United States Steel Corp.[1]	131,339	5,616,056

		21,571,522

MANUFACTURING – 0.12%
Tredegar Corp.[1]	29,262	475,800

		475,800

METAL FABRICATE & HARDWARE – 0.74%
Commercial Metals Co.[1]	68,169	1,738,991
Worthington Industries Inc.[1]	81,883	1,331,418

		3,070,409

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
MINING – 16.18%
Alcoa Inc.	1,006,256	$29,201,549
Coeur d’Alene Mines Corp.[1,2]	275,183	850,315
Freeport-McMoRan Copper & Gold Inc.	200,734	6,957,440
Meridian Gold Inc.[2]	114,638	1,747,083
Newmont Mining Corp.	469,015	17,808,500
Phelps Dodge Corp.	108,580	9,321,593
RTI International Metals Inc.[1,2]	24,527	551,612
Stillwater Mining Co.[2]	50,030	365,219

		66,803,311

TOTAL COMMON STOCKS (Cost: $419,696,572)		412,662,252

SHORT-TERM INVESTMENTS – 8.34%

COMMERCIAL PAPER[3] – 2.19%
Alpine Securitization Corp.
2.80%, 05/04/05	$435,479	435,398
Amstel Funding Corp.
2.95%, 08/19/05	63,291	62,727
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	172,060	171,886
ANZ National Bank Ltd.
2.94%, 08/15/05	76,133	75,481
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	228,398	227,804
Bryant Park Funding LLC
2.75%, 05/03/05	30,453	30,451
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	504,986	504,859
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	190,332	189,090
Chariot Funding LLC
2.99%, 05/20/05	36,203	36,148
Charta LLC
2.99%, 06/16/05 - 06/21/05	319,757	318,494
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	540,542	539,884

Security	Principal	Value
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	$281,691	$281,014
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	266,464	266,033
DEPFA Bank PLC
2.28%, 05/03/05	76,133	76,128
Deutsche Bank Financial LLC
2.80%, 05/03/05	456,796	456,761
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	517,702	516,405
Fairway Finance LLC
3.15%, 09/15/05	135,448	133,836
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	305,059	304,694
Ford Credit Auto Receivables
2.74%, 05/04/05	74,610	74,599
Fortis Funding LLC
2.35%, 05/09/05	213,171	213,074
Gemini Securitization Corp.
3.02%, 06/27/05	15,227	15,156
General Electric Capital Corp.
2.74%, 07/07/05	76,133	75,750
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	334,984	334,528
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	456,796	452,367
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	614,665	613,437
Kitty Hawk Funding Corp.
2.88%, 05/04/05	114,983	114,965
Moat Funding LLC
2.74%, 05/02/05	106,586	106,586
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	197,945	197,919

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Nordea North America Inc.
2.74%, 07/11/05	$76,133	$75,727
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	98,972	98,769
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	246,138	245,889
Santander Central Hispano
2.75%, 07/08/05	190,332	189,359
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	449,225	448,482
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	525,315	525,287
Sydney Capital Corp.
2.81%, 05/04/05	50,248	50,240
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	418,730	418,546
UBS Finance (Delaware)
2.79%, 05/04/05	121,812	121,793
Windmill Funding Corp.
2.80%, 05/04/05	47,050	47,043

		9,046,609

FLOATING RATE NOTES[3] – 2.97%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	70,042	70,044
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	532,929	533,002
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	98,972	98,953
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	584,699	584,727
BMW US Capital LLC
2.92%, 04/18/06[4]	152,265	152,265
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	517,702	517,628
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	395,890	395,876
Commodore CDO Ltd.
3.08%, 12/12/05	38,066	38,066
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	456,796	456,748
DEPFA Bank PLC
2.99%, 03/15/06	152,265	152,265
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	330,416	330,431
Fairway Finance LLC
2.94%, 06/20/05	76,133	76,132
Fifth Third Bancorp
2.98%, 02/23/06[4]	304,531	304,531
Five Finance Inc.
3.01%, 02/27/06[4]	76,133	76,141
General Electric Capital Corp.
3.01%, 05/09/06	68,519	68,602
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	43,806	43,806
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	98,972	98,972
Hartford Life Global Funding Trust
2.94%, 04/15/06	152,265	152,265
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	456,796	456,795
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	685,194	685,207
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	159,879	159,880
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	319,757	319,878
Lothian Mortgages PLC
3.01%, 01/24/06[4]	228,398	228,398

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Marshall & Ilsley Corp.
3.09% , 02/20/06	$152,265	$152,412
MetLife Global Funding I
2.86%, 05/05/06[4]	228,398	228,398
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	380,663	380,647
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	563,382	563,480
Norddeutsche Landesbank
3.11%, 07/27/05	152,265	152,253
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	456,796	456,796
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	540,542	540,543
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	206,700	206,636
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	83,746	83,730
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	776,553	776,577
Societe Generale
2.99%, 03/30/06	129,426	129,386
SunTrust Bank
3.17%, 04/28/06	228,398	228,398
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	412,639	412,628
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	414,760	414,761
Wells Fargo & Co.
2.92%, 05/15/06[4]	76,133	76,142
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	532,929	532,894

Security	Shares or Principal	Value
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	$653,218	$653,176
Windmill Funding Corp.
2.78%, 05/03/05	106,586	106,578
Winston Funding Ltd.
3.22%, 07/23/05[4]	108,717	108,717
World Savings Bank
2.86%, 09/09/05	53,293	53,291

		12,258,055

MONEY MARKET FUNDS – 0.32%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	609,061	609,061
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	628,549	628,549
BlackRock Temp Cash Money Market Fund[3]	22,057	22,057
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	61,692	61,692

		1,321,359

REPURCHASE AGREEMENTS[3] – 1.69%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $3,807,575 and an effective yield of 2.97%.[6]	$3,806,633	3,806,633
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,851,502 and effective yields of 2.96% - 3.00%.[6]	1,851,044	1,851,044
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,292,818 and effective yields of 2.96% - 3.00%.[6]	1,292,499	1,292,499

		6,950,176

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
TIME DEPOSITS[3] – 1.10%
American Express Centurion Bank
3.00%, 05/25/05	$380,663	$380,663
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	220,785	220,785
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	213,171	213,171
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	197,945	197,945
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	296,917	296,918
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	266,464	266,465
HBOS Treasury Services PLC
3.39%, 12/14/05	91,359	91,360
Natexis Banques
2.98%, 08/18/05	152,265	152,265
Norddeutsche Landesbank
2.11%, 06/07/05	152,265	152,262
Societe Generale
2.81%, 05/03/05	106,586	106,586
SunTrust Bank
2.68%, 05/03/05	152,265	152,265
Svenska Handelsbanken AB
3.00%, 06/20/05	76,133	76,133
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	464,409	464,400
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	121,812	121,812
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	982,111	982,111
Wells Fargo Bank N.A.
3.04%, 06/29/05	456,796	456,796
World Savings Bank
2.75%, 05/03/05	213,171	213,171

		4,545,108

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	75,909	75,783
Federal National Mortgage Association
2.33%, 07/22/05	228,398	227,204

		302,987

TOTAL SHORT-TERM INVESTMENTS (Cost: $34,424,294)		34,424,294

TOTAL INVESTMENTS IN SECURITIES – 108.29% (Cost: $454,120,866)		447,086,546
Other Assets, Less Liabilities – (8.29%)		(34,232,276)

NET ASSETS – 100.00%		$412,854,270

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.85%

AGRICULTURE – 13.69%
Altria Group Inc.	753,205	$48,950,793
Bunge Ltd.	40,451	2,297,617
Loews Corp. - Carolina Group	22,920	721,980
Reynolds American Inc.[1]	31,609	2,464,554
Universal Corp.[1]	9,367	427,604
UST Inc.	60,704	2,780,243

		57,642,791

APPAREL – 4.15%
Coach Inc.[2]	138,062	3,700,062
Jones Apparel Group Inc.	45,627	1,389,342
Kellwood Co.	10,141	259,001
Liz Claiborne Inc.	39,410	1,396,296
Nike Inc. Class B	63,451	4,873,671
Phillips-Van Heusen Corp.	9,302	240,736
Polo Ralph Lauren Corp.	20,980	736,398
Quiksilver Inc.[2]	21,335	587,779
Reebok International Ltd.[1]	18,030	732,198
Russell Corp.[1]	10,443	182,857
Stride Rite Corp.	13,251	161,662
Timberland Co. Class A2	7,865	543,078
Tommy Hilfiger Corp.[2]	33,941	371,315
Unifi Inc.[2]	18,532	56,893
VF Corp.	32,119	1,817,614
Wolverine World Wide Inc.	20,967	425,420

		17,474,322

AUTO MANUFACTURERS – 2.47%
Ford Motor Co.	645,783	5,883,083
General Motors Corp.[1]	169,738	4,528,610

		10,411,693

AUTO PARTS & EQUIPMENT – 2.22%
American Axle & Manufacturing Holdings Inc.	16,365	326,645
ArvinMeritor Inc.[1]	25,361	301,289
BorgWarner Inc.[1]	20,424	933,785
Cooper Tire & Rubber Co.	27,354	477,327
Dana Corp.[1]	54,613	623,680
Delphi Corp.	181,662	599,485
Goodyear Tire & Rubber Co. (The)[2]	64,135	761,282
Johnson Controls Inc.	69,705	3,824,713
Lear Corp.[1]	25,102	850,707
Modine Manufacturing Co.[1]	11,356	307,521
Superior Industries International Inc.[1]	7,962	161,867
Visteon Corp.	47,983	167,941

		9,336,242

BEVERAGES – 21.84%
Anheuser-Busch Companies Inc.	293,998	13,779,686
Brown-Forman Corp. Class B	14,595	810,023
Coca-Cola Co. (The)	816,383	35,463,678
Coca-Cola Enterprises Inc.	90,988	1,847,056
Constellation Brands Inc.[1,2]	35,023	1,846,062
Molson Coors Brewing Co. Class B	25,899	1,599,263
Pepsi Bottling Group Inc.	56,612	1,623,066
PepsiAmericas Inc.	25,275	624,040
PepsiCo Inc.	618,150	34,393,866

		91,986,740

BIOTECHNOLOGY – 0.10%
Martek Biosciences Corp.[1,2]	11,440	437,809

		437,809

COMMERCIAL SERVICES – 0.15%
Weight Watchers International Inc.[1,2]	15,293	638,483

		638,483

COMPUTERS – 0.03%
Lexar Media Inc.[1,2]	27,575	124,915

		124,915

COSMETICS & PERSONAL CARE – 23.39%
Alberto-Culver Co.	29,987	1,334,422
Avon Products Inc.	173,610	6,958,289
Colgate-Palmolive Co.	194,943	9,706,212
Estee Lauder Companies Inc. Class A	49,337	1,895,034
Gillette Co. (The)	334,567	17,277,040
Kimberly-Clark Corp.	179,027	11,180,236
Procter & Gamble Co.	925,665	50,124,760

		98,475,993

DISTRIBUTION & WHOLESALE – 0.80%
Genuine Parts Co.	64,305	2,758,685
SCP Pool Corp.[1]	19,318	629,380

		3,388,065

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.46%
Energizer Holdings Inc.[2]	25,875	$1,474,099
Rayovac Corp.[2]	12,966	472,481

		1,946,580

ELECTRONICS – 0.42%
Garmin Ltd.[1]	21,197	837,282
Gentex Corp.[1]	28,335	919,754

		1,757,036

FOOD – 13.17%
American Italian Pasta Co. Class A1	6,735	159,350
Archer-Daniels-Midland Co.	217,555	3,913,814
Campbell Soup Co.	93,487	2,780,303
Chiquita Brands International Inc.[1]	14,157	354,633
ConAgra Foods Inc.	193,789	5,183,856
Corn Products International Inc.[1]	27,068	596,037
Dean Foods Co.[2]	54,804	1,883,065
Del Monte Foods Co.[2]	72,706	758,324
Dreyer’s Grand Ice Cream Holdings Inc.[1]	10,360	838,228
Flowers Foods Inc.[1]	14,850	428,274
General Mills Inc.[1]	130,480	6,445,712
Hain Celestial Group Inc.[1,2]	11,038	195,925
Heinz (H.J.) Co.	129,128	4,758,367
Hershey Co. (The)	63,091	4,031,515
Hormel Foods Corp.	27,265	849,032
Kellogg Co.	86,723	3,898,199
Kraft Foods Inc.	95,678	3,100,924
McCormick & Co. Inc. NVS	41,336	1,429,812
Ralcorp Holdings Inc.[1]	10,735	425,321
Sara Lee Corp.	289,792	6,198,651
Smithfield Foods Inc.[2]	31,867	964,295
Smucker (J.M.) Co. (The)[1]	21,301	1,056,956
Tootsie Roll Industries Inc.[1]	8,500	262,480
Tyson Foods Inc. Class A	86,420	1,459,634
Wrigley (William Jr.) Co.	50,631	3,500,121

		55,472,828

HAND & MACHINE TOOLS – 1.04%
Black & Decker Corp.	29,466	2,464,242
Snap-On Inc.	19,279	639,484
Stanley Works (The)	29,875	1,285,521

		4,389,247

HEALTH CARE - PRODUCTS – 0.03%
Oakley Inc.	9,477	126,518

		126,518

HOME BUILDERS – 5.04%
Beazer Homes USA Inc.	13,970	637,032
Centex Corp.	45,473	2,624,702
Champion Enterprises Inc.[2]	26,595	251,057
D.R. Horton Inc.	107,574	3,281,007
Fleetwood Enterprises Inc.[1,2]	20,409	155,925
Hovnanian Enterprises Inc. Class A1,2	12,447	631,934
KB Home	27,124	1,546,068
Lennar Corp. Class A	45,206	2,326,753
Lennar Corp. Class B	4,090	195,952
M.D.C. Holdings Inc.	11,108	726,241
Meritage Homes Corp.[1,2]	7,922	501,383
Monaco Coach Corp.[1]	10,034	142,282
NVR Inc.[2]	2,127	1,527,930
Pulte Homes Inc.	38,525	2,752,611
Ryland Group Inc.	17,353	1,065,474
Standard-Pacific Corp.	11,122	796,446
Thor Industries Inc.[1]	14,242	383,822
Toll Brothers Inc.[2]	17,336	1,314,069
Winnebago Industries Inc.[1]	12,194	355,333

		21,216,021

HOME FURNISHINGS – 1.55%
Ethan Allen Interiors Inc.[1]	12,264	369,514
Furniture Brands International Inc.[1]	18,527	359,053
Harman International Industries Inc.	24,230	1,903,993
La-Z-Boy Inc.[1]	19,407	229,779
Leggett & Platt Inc.	70,192	1,892,376
Maytag Corp.[1]	26,855	260,225
Whirlpool Corp.	24,290	1,507,437

		6,522,377

HOUSEHOLD PRODUCTS & WARES – 1.77%
Blyth Inc.	10,929	299,564
Church & Dwight Co. Inc.[1]	22,609	814,376
Clorox Co.	78,252	4,953,352
Fossil Inc.[2]	14,261	331,711
Tupperware Corp.[1]	19,092	402,841
WD-40 Co.[1]	5,851	164,062
Yankee Candle Co. Inc. (The)[1,2]	18,265	507,584

		7,473,490

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
HOUSEWARES – 0.52%
Newell Rubbermaid Inc.[1]	101,059	$2,196,012

		2,196,012

LEISURE TIME – 1.55%
Callaway Golf Co.[1]	23,986	258,569
Harley-Davidson Inc.	108,201	5,087,611
Nautilus Inc.[1]	11,338	281,863
Polaris Industries Inc.[1]	15,867	913,305

		6,541,348

MACHINERY – 0.15%
Briggs & Stratton Corp.[1]	18,847	610,077

		610,077

MANUFACTURING – 1.17%
Actuant Corp. Class A1,2	9,649	410,951
Eastman Kodak Co.[1]	105,295	2,632,375
Lancaster Colony Corp.[1]	10,353	430,271
Pentair Inc.	36,700	1,459,926

		4,933,523

OFFICE FURNISHINGS – 0.47%
Herman Miller Inc.[1]	26,062	745,373
HNI Corp.	17,115	867,046
Interface Inc. Class A2	16,495	98,970
Steelcase Inc. Class A	19,769	259,765

		1,971,154

PHARMACEUTICALS – 0.11%
NBTY Inc.[1,2]	22,264	474,669

		474,669

RETAIL – 0.18%
Genesco Inc.[1,2]	8,104	208,516
Kenneth Cole Productions Inc. Class A	3,401	101,962
Nu Skin Enterprises Inc. Class A1	19,358	425,876

		736,354

SOFTWARE – 1.85%
Activision Inc.[2]	67,511	976,209
Electronic Arts Inc.[2]	109,601	5,851,597
Take-Two Interactive Software Inc.[2]	24,625	579,426
THQ Inc.[1,2]	14,459	364,656

		7,771,888

TEXTILES – 0.43%
G&K Services Inc. Class A1	7,143	274,148

Security	Shares or Principal	Value
Mohawk Industries Inc.[1,2]	19,707	$1,533,402

		1,807,550

TOYS, GAMES & HOBBIES – 1.10%
Hasbro Inc.	57,943	1,096,282
Jakks Pacific Inc.[1,2]	9,581	180,027
Marvel Enterprises Inc.[1,2]	30,130	590,548
Mattel Inc.	152,153	2,746,362

		4,613,219

TOTAL COMMON STOCKS (Cost: $423,263,163)		420,476,944

SHORT-TERM INVESTMENTS – 7.11%

COMMERCIAL PAPER[3] – 1.89%
Alpine Securitization Corp.
2.80%, 05/04/05	$383,125	383,056
Amstel Funding Corp.
2.95%, 08/19/05	55,682	55,184
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	151,375	151,221
ANZ National Bank Ltd.
2.94%, 08/15/05	66,980	66,407
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	200,940	200,417
Bryant Park Funding LLC
2.75%, 05/03/05	26,792	26,790
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	444,277	444,164
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	167,450	166,357
Chariot Funding LLC
2.99%, 05/20/05	31,850	31,803
Charta LLC
2.99%, 06/16/05 - 06/21/05	281,316	280,205
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	475,558	474,979
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	247,826	247,229

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	$234,430	$234,051
DEPFA Bank PLC
2.28%, 05/03/05	66,980	66,976
Deutsche Bank Financial LLC
2.80%, 05/03/05	401,880	401,849
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	455,464	454,323
Fairway Finance LLC
3.15%, 09/15/05	119,164	117,746
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	268,385	268,065
Ford Credit Auto Receivables
2.74%, 05/04/05	65,640	65,630
Fortis Funding LLC
2.35%, 05/09/05	187,544	187,458
Gemini Securitization Corp.
3.02%, 06/27/05	13,396	13,333
General Electric Capital Corp.
2.74%, 07/07/05	66,980	66,644
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	294,712	294,311
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	401,880	397,985
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	540,769	539,690
Kitty Hawk Funding Corp.
2.88%, 05/04/05	101,160	101,144
Moat Funding LLC
2.74%, 05/02/05	93,772	93,772
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	174,148	174,124
Nordea North America Inc.
2.74%, 07/11/05	66,980	66,623
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	87,074	86,895
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	216,548	216,328
Santander Central Hispano
2.75%, 07/08/05	167,450	166,594
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	395,219	394,566
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	462,162	462,137
Sydney Capital Corp.
2.81%, 05/04/05	44,207	44,200
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	368,390	368,228
UBS Finance (Delaware)
2.79%, 05/04/05	107,168	107,151
Windmill Funding Corp.
2.80%, 05/04/05	41,394	41,387

		7,959,022

FLOATING RATE NOTES[3] – 2.56%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	61,622	61,623
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	468,860	468,925
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	87,074	87,057
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	514,406	514,430
BMW US Capital LLC
2.92%, 04/18/06[4]	133,960	133,960
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	455,464	455,399

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	$348,296	$348,282
Commodore CDO Ltd.
3.08%, 12/12/05	33,490	33,490
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	401,880	401,838
DEPFA Bank PLC
2.99%, 03/15/06	133,960	133,960
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	290,693	290,708
Fairway Finance LLC
2.94%, 06/20/05	66,980	66,979
Fifth Third Bancorp
2.98%, 02/23/06[4]	267,920	267,920
Five Finance Inc.
3.01%, 02/27/06[4]	66,980	66,987
General Electric Capital Corp.
3.01%, 05/09/06	60,282	60,355
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	38,539	38,539
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	87,074	87,074
Hartford Life Global Funding Trust
2.94%, 04/15/06	133,960	133,960
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	401,880	401,880
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	602,820	602,830
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	140,658	140,658
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	281,316	281,423
Lothian Mortgages PLC
3.01%, 01/24/06[4]	200,940	200,940
Marshall & Ilsley Corp.
3.09%, 02/20/06	133,960	134,089
MetLife Global Funding I
2.86%, 05/05/06[4]	200,940	200,940
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	334,900	334,885
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	495,652	495,738
Norddeutsche Landesbank
3.11%, 07/27/05	133,960	133,949
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	401,880	401,880
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	475,558	475,558
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	181,851	181,794
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	73,678	73,665
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	683,196	683,217
Societe Generale
2.99%, 03/30/06	113,866	113,831
SunTrust Bank
3.17%, 04/28/06	200,940	200,940
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	363,031	363,022
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	364,898	364,898
Wells Fargo & Co.
2.92%, 05/15/06[4]	66,980	66,988
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	468,860	468,830

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	$574,688	$574,651
Windmill Funding Corp.
2.78%, 05/03/05	93,772	93,765
Winston Funding Ltd.
3.22%, 07/23/05[4]	95,647	95,647
World Savings Bank
2.86%, 09/09/05	46,886	46,884

		10,784,388

MONEY MARKET FUNDS – 0.19%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	535,840	535,840
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	202,524	202,524
BlackRock Temp Cash Money Market Fund[3]	19,405	19,405
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	54,275	54,275

		812,044

REPURCHASE AGREEMENTS[3] – 1.45%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $3,349,827 and an effective yield of 2.97%.[6]	$3,348,998	3,348,998
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,628,913 and effective yields of 2.96% - 3.00%.[6]	1,628,510	1,628,510
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,137,397 and effective yields of 2.96% - 3.00%.[6]	1,137,115	1,137,115

		6,114,623

Security	Principal	Value
TIME DEPOSITS[3] – 0.95%
American Express Centurion Bank
3.00%, 05/25/05	$334,900	$334,900
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	194,242	194,242
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	187,544	187,544
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	174,148	174,148
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	261,222	261,223
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	234,430	234,430
HBOS Treasury Services PLC
3.39%, 12/14/05	80,376	80,376
Natexis Banques
2.98%, 08/18/05	133,960	133,960
Norddeutsche Landesbank
2.11%, 06/07/05	133,960	133,957
Societe Generale
2.81%, 05/03/05	93,772	93,772
SunTrust Bank
2.68%, 05/03/05	133,960	133,960
Svenska Handelsbanken AB
3.00%, 06/20/05	66,980	66,980
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	408,578	408,569
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	107,168	107,167
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	864,042	864,042
Wells Fargo Bank N.A.
3.04%, 06/29/05	401,880	401,880

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
World Savings Bank
2.75%, 05/03/05	$187,544	$187,544

		3,998,694

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	66,783	66,672
Federal National Mortgage Association
2.33%, 07/22/05	200,940	199,889

		266,561

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,935,332)		29,935,332

TOTAL INVESTMENTS IN SECURITIES – 106.96% (Cost: $453,198,495)		450,412,276
Other Assets, Less Liabilities – (6.96%)		(29,308,227)

NET ASSETS – 100.00%		$421,104,049

NVS - Non-Voting Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.99%

ADVERTISING – 2.02%
ADVO Inc.	4,653	$134,053
Catalina Marketing Corp.[1]	7,447	173,143
Donnelley (R.H.) Corp.[2]	4,837	275,467
Getty Images Inc.[1,2]	7,186	514,158
Harte-Hanks Inc.	7,923	225,805
Interpublic Group of Companies Inc.[1,2]	65,108	837,289
Lamar Advertising Co.[2]	13,116	490,276
Omnicom Group Inc.	28,793	2,386,940
ValueVision Media Inc. Class A1,2	3,933	38,937

		5,076,068

AIRLINES – 1.11%
AirTran Holdings Inc.[1,2]	12,989	107,809
Alaska Air Group Inc.[2]	3,929	104,786
AMR Corp.[1,2]	22,951	240,297
Continental Airlines Inc. Class B1,2	10,403	123,172
Delta Air Lines Inc.[1,2]	19,478	64,083
JetBlue Airways Corp.[1,2]	14,880	298,344
Northwest Airlines Corp.[1,2]	12,318	63,807
SkyWest Inc.	8,850	160,008
Southwest Airlines Co.	108,766	1,618,438

		2,780,744

COMMERCIAL SERVICES – 5.03%
ADESA Inc.	14,067	340,281
Apollo Group Inc. Class A2	23,260	1,677,511
ARAMARK Corp. Class B	16,735	410,175
Arbitron Inc.	4,815	203,771
Block (H & R) Inc.	23,721	1,181,543
Career Education Corp.[2]	15,745	495,023
Cendant Corp.	161,849	3,222,414
Chemed Corp.	1,890	133,888
Corinthian Colleges Inc.[1,2]	13,750	195,387
DeVry Inc.[1,2]	9,520	217,056
Education Management Corp.[2]	9,266	259,448
Interactive Data Corp.[2]	5,381	107,889
ITT Educational Services Inc.[2]	7,009	322,274
Laureate Education Inc.[2]	6,878	305,521
McKesson Corp.	42,359	1,567,283
Pre-Paid Legal Services Inc.[1]	2,221	79,312
Rent-A-Center Inc.[2]	10,644	255,882
Service Corp. International	51,751	364,327
ServiceMaster Co. (The)	44,716	573,706
Sotheby’s Holdings Inc. Class A1,2	6,929	113,497
Stewart Enterprises Inc. Class A	14,583	78,748
Strayer Education Inc.[1]	2,267	243,204
Valassis Communications Inc.[1,2]	8,032	283,128

		12,631,268

COMPUTERS – 0.06%
FactSet Research Systems Inc.[1]	5,638	156,511

		156,511

DISTRIBUTION & WHOLESALE – 0.43%
CDW Corp.[1]	9,996	546,681
Fastenal Co.[1]	10,097	540,795

		1,087,476

ENTERTAINMENT – 1.38%
Alliance Gaming Corp.[1,2]	7,106	81,008
Argosy Gaming Co.[2]	4,271	196,210
DreamWorks Animation SKG Inc. Class A2	4,499	168,712
Gaylord Entertainment Co.[2]	6,052	242,080
GTECH Holdings Corp.	18,081	442,442
International Game Technology Inc.	53,749	1,445,311
International Speedway Corp. Class A	4,444	236,421
Penn National Gaming Inc.[2]	9,641	303,691
Pinnacle Entertainment Inc.[2]	6,209	94,128
Scientific Games Corp. Class A1,2	10,146	217,835
Six Flags Inc.[2]	11,814	46,075

		3,473,913

FOOD – 3.71%
Albertson’s Inc.[1]	49,102	971,729
Kroger Co.[2]	104,531	1,648,454
Performance Food Group Co.[1,2]	7,232	194,468
Safeway Inc.[2]	68,675	1,462,091
SUPERVALU Inc.	20,853	658,121
Sysco Corp.	98,291	3,400,869
Whole Foods Market Inc.	9,486	945,944
Wild Oats Markets Inc.[1,2]	3,848	38,865

		9,320,541

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.09%
American Greetings Corp. Class A	9,891	$224,031

		224,031

INTERNET – 3.38%
Amazon.com Inc.[2]	45,402	1,469,209
CNET Networks Inc.[2]	20,225	200,531
DoubleClick Inc.[2]	18,065	145,243
eBay Inc.[2]	152,745	4,846,599
IAC/InterActiveCorp[1,2]	77,558	1,686,111
NetFlix Inc.[1,2]	4,028	46,564
Priceline.com Inc.[1,2]	3,664	92,919

		8,487,176

LEISURE TIME – 1.74%
Bally Total Fitness Holding Corp.[1,2]	5,134	16,326
Carnival Corp.	65,524	3,202,813
Multimedia Games Inc.[1,2]	4,231	33,467
Royal Caribbean Cruises Ltd.	15,037	631,855
Sabre Holdings Corp.	21,030	411,347
WMS Industries Inc.[1,2]	3,080	78,232

		4,374,040

LODGING – 3.53%
Aztar Corp.[2]	5,249	143,350
Boyd Gaming Corp.[1]	7,100	374,738
Caesars Entertainment Inc.[2]	41,518	828,284
Harrah’s Entertainment Inc.	17,231	1,130,698
Hilton Hotels Corp.	55,704	1,216,018
Marriott International Inc. Class A	28,237	1,771,872
MGM Mirage[2]	9,086	634,294
Starwood Hotels & Resorts Worldwide Inc.	32,020	1,739,967
Station Casinos Inc.	7,393	477,070
Wynn Resorts Ltd.[1,2]	10,567	559,417

		8,875,708

MANUFACTURING – 0.07%
Matthews International Corp. Class A	4,881	173,812

		173,812

MEDIA – 28.78%
Belo (A.H.) Corp.	14,996	351,356
Cablevision Systems Corp.[2]	28,948	751,201
Charter Communications Inc. Class A1,2	39,881	46,262
Clear Channel Communications Inc.	82,687	2,641,023
Comcast Corp. Class A2	193,652	6,218,166
Comcast Corp. Class A Special[2]	129,560	4,110,939
Cox Radio Inc. Class A2	5,828	91,616
Cumulus Media Inc. Class A2	8,274	107,397
Dex Media Inc.	17,119	374,906
DIRECTV Group Inc. (The)[2]	140,574	1,984,905
Dow Jones & Co. Inc.[1]	7,021	234,782
EchoStar Communications Corp.	33,241	962,327
Emmis Communications Corp.[1,2]	7,648	118,009
Entercom Communications Corp.[2]	7,565	243,820
Gannett Co. Inc.	39,241	3,021,557
Gemstar-TV Guide International Inc.[2]	37,787	145,480
Hearst-Argyle Television Inc.	4,056	101,806
Hollinger International Inc.	7,301	68,994
Insight Communications Co. Inc.[1,2]	7,727	86,620
Knight Ridder Inc.[1]	11,824	765,013
Lee Enterprises Inc.	5,474	227,226
Liberty Media Corp. Class A	395,923	3,975,067
Liberty Media International Inc. Class A2	23,579	977,821
McClatchy Co. (The) Class A	3,089	218,392
McGraw-Hill Companies Inc. (The)	29,429	2,562,677
Media General Inc. Class A	3,152	193,155
Meredith Corp.	6,174	290,178
New York Times Co. Class A1	22,525	751,434
News Corp. Class A	302,781	4,626,494
News Corp. Class B1	85,259	1,357,323
Radio One Inc. Class D2	9,835	128,543
Readers Digest Association Inc. (The)	13,419	228,123
Scholastic Corp.[1,2]	4,259	148,426
Scripps (E.W.) Co. Class A	12,457	634,435
Sinclair Broadcast Group Inc. Class A	7,187	55,052
Sirius Satellite Radio Inc.[1,2]	176,697	841,078
Time Warner Inc.[2]	678,178	11,400,172
Tribune Co.	32,427	1,251,682
UnitedGlobalCom Inc. Class A2	56,121	502,283
Univision Communications Inc. Class A1,2	39,269	1,032,382
Viacom Inc. Class A	5,924	206,037
Viacom Inc. Class B	225,637	7,811,553

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
Walt Disney Co. (The)	314,934	$8,314,258
Washington Post Co. (The) Class B	937	809,802
Westwood One Inc.[2]	11,860	217,038
Wiley (John) & Sons Inc. Class A	6,016	217,539
XM Satellite Radio Holdings Inc. Class A1,2	31,528	874,587
Young Broadcasting Inc. Class A2	2,699	20,296

		72,299,232

PHARMACEUTICALS – 2.50%
Accredo Health Inc.[2]	7,487	339,161
AmerisourceBergen Corp.	17,313	1,060,941
Andrx Corp.[1,2]	11,319	225,361
Cardinal Health Inc.	66,156	3,676,289
Omnicare Inc.	16,011	555,101
Priority Healthcare Corp. Class B2	5,610	127,796
VCA Antech Inc.[1,2]	12,549	292,141

		6,276,790

RETAIL – 45.24%
Abercrombie & Fitch Co. Class A	13,358	720,664
Advance Auto Parts Inc.[2]	11,380	607,123
Aeropostale Inc.[2]	8,648	241,539
American Eagle Outfitters Inc.	18,373	481,740
AnnTaylor Stores Corp.[2]	10,721	262,557
Applebee’s International Inc.	12,619	312,699
AutoNation Inc.[2]	30,207	551,882
AutoZone Inc.[1,2]	9,943	825,269
Barnes & Noble Inc.[2]	8,677	308,901
Bed Bath & Beyond Inc.[2]	46,292	1,722,525
Best Buy Co. Inc.	40,713	2,049,492
Big Lots Inc.[1,2]	17,523	178,384
BJ’s Wholesale Club Inc.[1,2]	10,674	284,462
Bob Evans Farms Inc.[1]	5,372	109,589
Borders Group Inc.	11,886	287,522
Brinker International Inc.[2]	13,558	458,260
CarMax Inc.[2]	16,005	436,616
Casey’s General Store Inc.[1]	7,125	120,270
Cato Corp. Class A	3,070	78,899
CBRL Group Inc.	7,466	287,665
CEC Entertainment Inc.[1,2]	5,573	201,743
Charming Shoppes Inc.[2]	16,530	122,983
Cheesecake Factory (The)[1,2]	11,982	367,728
Chico’s FAS Inc.[1,2]	27,380	701,749
Children’s Place Retail Stores Inc. (The)[1,2]	2,132	79,332
Christopher & Banks Corp.[1]	5,698	89,003
Circuit City Stores Inc.	29,307	463,051
Claire’s Stores Inc.	12,562	274,103
Copart Inc.[1,2]	10,396	225,385
Cost Plus Inc.[1,2]	3,311	76,782
Costco Wholesale Corp.	70,900	2,877,122
CVS Corp.	61,077	3,150,352
Darden Restaurants Inc.	22,655	679,650
Dillard’s Inc. Class A1	10,762	250,432
Dollar General Corp.	46,894	954,293
Dollar Tree Stores Inc.[1,2]	17,733	434,281
Dress Barn Inc.[2]	3,301	56,777
Family Dollar Stores Inc.	24,335	656,558
Federated Department Stores Inc.	26,568	1,527,660
Foot Locker Inc.	23,958	638,720
Fred’s Inc.[1]	5,575	80,503
GameStop Corp. Class B2	4,438	103,583
Gap Inc. (The)	98,293	2,098,556
Guitar Center Inc.[1,2]	3,841	189,553
Home Depot Inc.	337,757	11,946,465
Hot Topic Inc.[1,2]	6,953	138,990
IHOP Corp.[1]	3,068	125,481
Jack in the Box Inc.[2]	5,556	203,127
Kohl’s Corp.[2]	46,638	2,219,969
Krispy Kreme Doughnuts Inc.[1,2]	8,741	51,747
Limited Brands Inc.	52,612	1,141,154
Linens ‘n Things Inc.[1,2]	6,855	159,927
Lone Star Steakhouse & Saloon Inc.	2,767	78,444
Longs Drug Stores Corp.[1]	4,604	167,355
Lowe’s Companies Inc.[1]	109,580	5,710,214
May Department Stores Co. (The)	44,835	1,572,812
McDonald’s Corp.	193,413	5,668,935
Men’s Wearhouse Inc. (The)[1,2]	5,086	209,899
Michaels Stores Inc.	20,794	690,361
Neiman-Marcus Group Inc. Class A	4,505	442,932
99 Cents Only Stores[1,2]	7,405	82,047
Nordstrom Inc.	18,268	928,562
Office Depot Inc.[2]	47,942	938,704

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
OfficeMax Inc.	13,489	$438,123
O’Reilly Automotive Inc.[1,2]	8,444	433,346
Outback Steakhouse Inc.[1]	11,315	457,126
P.F. Chang’s China Bistro Inc.[1,2]	3,677	204,147
Pacific Sunwear of California Inc.[2]	11,749	265,645
Panera Bread Co. Class A2	4,392	219,688
Papa John’s International Inc.[1,2]	1,827	62,630
Payless ShoeSource Inc.[2]	10,346	141,326
Penney (J.C.) Co. Inc. (Holding Co.)	38,987	1,848,374
Pep Boys-Manny, Moe & Jack Inc.[1]	8,797	124,741
PETCO Animal Supplies Inc.[2]	6,320	197,816
PETsMART Inc.	22,168	590,777
Pier 1 Imports Inc.[1]	12,070	175,256
RadioShack Corp.	24,666	615,910
Regis Corp.	6,876	245,679
Rite Aid Corp.[2]	69,057	250,677
Ross Stores Inc.	23,240	620,973
Ruby Tuesday Inc.[1]	9,749	219,352
Ryan’s Restaurant Group Inc.[2]	6,319	80,125
Saks Inc.[2]	19,274	328,429
Sears Holdings Corp.[2]	14,112	1,908,507
ShopKo Stores Inc.[2]	4,428	106,095
Sonic Corp.[1,2]	9,059	290,250
Sports Authority Inc. (The)[1,2]	3,405	90,573
Staples Inc.	114,733	2,187,958
Starbucks Corp.[2]	61,107	3,026,019
Stein Mart Inc.[2]	4,038	81,810
Talbots Inc. (The)	3,586	91,622
Target Corp.	127,317	5,908,782
Tiffany & Co.	22,406	675,541
TJX Companies Inc.	77,416	1,753,472
Toys R Us Inc.[2]	32,986	836,195
Tractor Supply Co.[2]	5,463	219,722
Triarc Companies Inc. Class B1	2,885	37,043
Tuesday Morning Corp.[1,2]	4,028	105,775
Urban Outfitters Inc.[1,2]	8,816	390,549
Walgreen Co.	157,613	6,786,816
Wal-Mart Stores Inc.	402,250	18,962,065
Wendy’s International Inc.[1]	17,420	747,841
Williams-Sonoma Inc.[2]	14,376	481,452
Yum! Brands Inc.	45,048	2,115,454

Security	Shares or Principal	Value
Zale Corp. [2]	7,892	$213,321

		113,640,084

SOFTWARE – 0.64%
Avid Technology Inc.[2]	5,205	257,700
Dun & Bradstreet Corp.[2]	10,789	673,665
NAVTEQ Corp.[2]	8,808	320,787
Pixar Inc.[2]	7,574	346,435

		1,598,587

TELECOMMUNICATIONS – 0.28%
Telewest Global Inc.[2]	37,589	696,900

		696,900

TOTAL COMMON STOCKS (Cost: $281,228,899)		251,172,881

SHORT-TERM INVESTMENTS – 8.46%

COMMERCIAL PAPER[3] – 2.22%
Alpine Securitization Corp.
2.80%, 05/04/05	$268,543	268,502
Amstel Funding Corp.
2.95%, 08/19/05	39,029	38,680
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	106,103	105,995
ANZ National Bank Ltd.
2.94%, 08/15/05	46,948	46,546
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	140,844	140,479
Bryant Park Funding LLC
2.75%, 05/03/05	18,779	18,778
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	311,406	311,328
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	117,370	116,604
Chariot Funding LLC
2.99%, 05/20/05	22,325	22,291
Charta LLC
2.99%, 06/16/05 - 06/21/05	197,182	196,403
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	333,332	332,926

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	$173,708	$173,290
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	164,319	164,053
DEPFA Bank PLC
2.28%, 05/03/05	46,948	46,945
Deutsche Bank Financial LLC
2.80%, 05/03/05	281,689	281,667
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	319,247	318,448
Fairway Finance LLC
3.15%, 09/15/05	83,525	82,532
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	188,118	187,895
Ford Credit Auto Receivables
2.74%, 05/04/05	46,009	46,002
Fortis Funding LLC
2.35%, 05/09/05	131,455	131,395
Gemini Securitization Corp.
3.02%, 06/27/05	9,390	9,346
General Electric Capital Corp.
2.74%, 07/07/05	46,948	46,712
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	206,572	206,291
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	281,689	278,958
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	379,041	378,291
Kitty Hawk Funding Corp.
2.88%, 05/04/05	70,906	70,894
Moat Funding LLC
2.74%, 05/02/05	65,727	65,727
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	122,065	122,048
Nordea North America Inc.
2.74%, 07/11/05	46,948	46,698
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	61,033	60,907
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	151,784	151,630
Santander Central Hispano
2.75%, 07/08/05	117,370	116,771
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	277,020	276,562
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	323,942	323,925
Sydney Capital Corp.
2.81%, 05/04/05	30,986	30,981
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	258,215	258,102
UBS Finance (Delaware)
2.79%, 05/04/05	75,117	75,105
Windmill Funding Corp.
2.80%, 05/04/05	29,014	29,009

		5,578,716

FLOATING RATE NOTES[3] – 3.01%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	43,192	43,194
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	328,637	328,682
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	61,033	61,021
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	360,562	360,578
BMW US Capital LLC
2.92%, 04/18/06[4]	93,896	93,896
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	319,247	319,202

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	$244,130	$244,121
Commodore CDO Ltd.
3.08%, 12/12/05	23,474	23,474
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	281,689	281,658
DEPFA Bank PLC
2.99%, 03/15/06	93,896	93,896
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	203,755	203,764
Fairway Finance LLC
2.94%, 06/20/05	46,948	46,948
Fifth Third Bancorp
2.98%, 02/23/06[4]	187,793	187,793
Five Finance Inc.
3.01%, 02/27/06[4]	46,948	46,953
General Electric Capital Corp.
3.01%, 05/09/06	42,253	42,304
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	27,013	27,013
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	61,033	61,033
Hartford Life Global Funding Trust
2.94%, 04/15/06	93,896	93,896
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	281,689	281,688
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	422,533	422,542
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	98,591	98,591
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	197,182	197,257
Lothian Mortgages PLC
3.01%, 01/24/06[4]	140,844	140,844
Marshall & Ilsley Corp.
3.09%, 02/20/06	93,896	93,987
MetLife Global Funding I
2.86%, 05/05/06[4]	140,844	140,844
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	234,741	234,732
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	347,416	347,477
Norddeutsche Landesbank
3.11%, 07/27/05	93,896	93,889
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	281,689	281,689
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	333,332	333,331
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	127,464	127,425
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	51,643	51,633
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	478,871	478,885
Societe Generale
2.99%, 03/30/06	79,812	79,787
SunTrust Bank
3.17%, 04/28/06	140,844	140,844
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	254,459	254,452
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	255,767	255,768
Wells Fargo & Co.
2.92%, 05/15/06[4]	46,948	46,954
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	328,637	328,615

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
White Pine Finance LLC
2.80% - 3.09%,05/20/05 - 01/13/06[4]	$402,815	$402,787
Windmill Funding Corp.
2.78%, 05/03/05	65,727	65,722
Winston Funding Ltd.
3.22%, 07/23/05[4]	67,042	67,042
World Savings Bank
2.86%, 09/09/05	32,864	32,863

		7,559,074

MONEY MARKET FUNDS – 0.34%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	375,585	375,585
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	422,727	422,727
BlackRock Temp Cash Money Market Fund[3]	13,602	13,602
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	38,043	38,043

		849,957

REPURCHASE AGREEMENTS[3] – 1.71%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $2,347,989 and an effective yield of 2.97%.[6]	$2,347,408	2,347,408
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,141,751 and effective yields of 2.96% - 3.00%.[6]	1,141,469	1,141,469
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $ 797,234 and effective yields of 2.96% - 3.00%.[6]	797,036	797,036

		4,285,913

Security	Principal	Value
TIME DEPOSITS[3] – 1.11%
American Express Centurion Bank
3.00%, 05/25/05	$234,741	$234,741
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	136,150	136,149
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	131,455	131,455
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	122,065	122,065
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	183,098	183,098
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	164,319	164,318
HBOS Treasury Services PLC
3.39%, 12/14/05	56,338	56,338
Natexis Banques
2.98%, 08/18/05	93,896	93,896
Norddeutsche Landesbank
2.11%, 06/07/05	93,896	93,894
Societe Generale
2.81%, 05/03/05	65,727	65,727
SunTrust Bank
2.68%, 05/03/05	93,896	93,896
Svenska Handelsbanken AB
3.00%, 06/20/05	46,948	46,948
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	286,384	286,377
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	75,117	75,117
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	605,631	605,631
Wells Fargo Bank N.A.
3.04%, 06/29/05	281,689	281,689

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
World Savings Bank
2.75%, 05/03/05	$131,455	$131,455

		2,802,794

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	46,810	46,732
Federal National Mortgage Association
2.33%, 07/22/05	140,844	140,108

		186,840

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,263,294)		21,263,294

TOTAL INVESTMENTS IN SECURITIES – 108.45% (Cost: $302,492,193)		272,436,175
Other Assets, Less Liabilities – (8.45%)		(21,224,292)

NET ASSETS – 100.00%		$251,211,883

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.81%

BANKS – 31.21%
AMCORE Financial Inc.	2,804	$72,231
AmSouth Bancorp	41,505	1,092,412
Associated Bancorp[1]	14,120	436,590
Assurant Inc.	13,688	452,936
BancorpSouth Inc.	8,416	178,167
Bank of America Corp.	475,224	21,404,089
Bank of Hawaii Corp.	6,156	291,487
Bank of New York Co. Inc. (The)	91,442	2,554,889
BB&T Corp.[1]	65,260	2,558,845
Cathay General Bancorp	5,068	166,585
Chittenden Corp.[1]	5,538	139,059
Citizens Banking Corp.[1]	4,408	118,178
City National Corp.	5,328	375,624
Colonial BancGroup Inc. (The)	15,643	345,085
Comerica Inc.	20,111	1,151,556
Commerce Bancorp Inc.[1]	18,604	520,726
Commerce Bancshares Inc.[1]	7,998	385,424
Compass Bancshares Inc.	14,410	619,918
Cullen/Frost Bankers Inc.	6,144	266,158
East West Bancorp Inc.	5,887	189,090
Fifth Third Bancorp	59,200	2,575,200
First BanCorp (Puerto Rico)	4,357	157,985
First Horizon National Corp.	14,481	601,396
First Marblehead Corp. (The)[1,2]	3,847	148,225
First Midwest Bancorp Inc.	5,432	177,409
FirstMerit Corp.[1]	8,648	212,135
FNB Corp. (Pennsylvania)[1]	6,038	114,420
Fremont General Corp.	7,945	172,327
Fulton Financial Corp.[1]	15,015	313,063
Genworth Financial Inc. Class A	26,488	740,340
Greater Bay Bancorp[1]	6,082	153,023
Hibernia Corp. Class A	18,218	568,948
Hudson United Bancorp	5,362	183,702
Huntington Bancshares Inc.	25,625	602,444
Investors Financial Services Corp.[1]	7,766	325,784
KeyCorp[1]	47,945	1,589,856
M&T Bank Corp.	9,816	1,015,465
Marshall & Ilsley Corp.	22,546	961,361
Mellon Financial Corp.[1]	49,986	1,384,112
Mercantile Bankshares Corp.	9,271	471,060
National City Corp.	66,766	2,267,373
North Fork Bancorp Inc.	51,445	1,448,177
Northern Trust Corp.	22,827	1,027,900
Old National Bancorp[1]	8,077	154,190
Pacific Capital Bancorp	5,211	150,233
Park National Corp.[1]	1,352	135,876
PNC Financial Services Group	33,272	1,771,069
Popular Inc.	28,655	663,077
Provident Bankshares Corp.	3,899	114,163
Regions Financial Corp.	54,448	1,823,464
Republic Bancorp Inc.[1]	8,496	107,729
Silicon Valley Bancshares[1,2]	4,166	197,468
Sky Financial Group Inc.	12,452	324,997
South Financial Group Inc. (The)	8,432	222,520
Southwest Bancorp of Texas Inc.	7,780	129,148
State Street Corp.	39,621	1,831,679
Sterling Bancshares Inc.	5,415	72,723
SunTrust Banks Inc.[1]	42,185	3,072,334
Susquehanna Bancshares Inc.	5,419	113,962
Synovus Financial Corp.	30,263	848,272
TCF Financial Corp.[1]	15,364	388,556
TD Banknorth Inc.[2]	10,886	335,289
Texas Regional Bancshares Inc. Class A1	5,366	149,550
TrustCo Bank Corp. NY1	8,889	97,868
Trustmark Corp.	6,081	167,349
U.S. Bancorp	219,574	6,126,115
UCBH Holdings Inc.	10,828	170,324
UnionBanCal Corp.	6,770	416,761
United Bancshares Inc.	4,886	149,609
Valley National Bancorp[1]	11,552	286,374
W Holding Co. Inc.	15,703	127,037
Wachovia Corp.	186,866	9,563,802
Wells Fargo & Co.	199,077	11,932,675
Westamerica Bancorp[1]	3,764	187,974
Whitney Holding Corp.	4,841	219,152
Wilmington Trust Corp.[1]	7,770	274,669
Zions Bancorporation	10,517	736,506

		93,593,268

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
COMMERCIAL SERVICES – 0.65%
Equifax Inc.	15,969	$537,357
MoneyGram International Inc.[1]	10,603	205,698
Moody’s Corp.	14,746	1,211,236

		1,954,291

DIVERSIFIED FINANCIAL SERVICES – 34.33%
Affiliated Managers Group Inc.[1,2]	3,503	219,043
American Express Co.	130,819	6,894,161
AmeriCredit Corp.[1,2]	18,411	430,817
Ameritrade Holding Corp.[2]	33,471	350,776
Bear Stearns Companies Inc. (The)	12,095	1,144,913
Capital One Financial Corp.	28,748	2,037,946
CapitalSource Inc.[1,2]	7,856	164,976
Chicago Mercantile Exchange Holdings Inc.[1]	3,197	625,077
CIT Group Inc.	24,733	996,245
Citigroup Inc.	610,572	28,672,461
Countrywide Financial Corp.	66,328	2,400,410
Doral Financial Corp.	11,012	154,719
E*TRADE Financial Corp.[2]	42,984	477,552
Eaton Vance Corp.	15,813	370,499
Edwards (A.G.) Inc.[1]	9,285	368,707
Federal Home Loan Mortgage Corp.	80,983	4,982,074
Federal National Mortgage Association	113,823	6,140,751
Federated Investors Inc. Class B	11,221	319,237
Franklin Resources Inc.[1]	16,460	1,130,473
Friedman, Billings, Ramsey Group Inc. Class A1	16,710	202,024
Goldman Sachs Group Inc. (The)	48,463	5,175,364
IndyMac Bancorp Inc.[1]	7,150	275,132
Investment Technology Group Inc.[2]	4,883	92,826
Janus Capital Group Inc.	28,048	364,344
Jefferies Group Inc.[1]	5,757	208,403
JP Morgan Chase & Co.	419,163	14,876,095
Knight Trading Group Inc.[2]	13,750	115,912
LaBranche & Co. Inc.[2]	6,529	43,418
Legg Mason Inc.	12,352	875,263
Lehman Brothers Holdings Inc.	32,523	2,983,010
MBNA Corp.	133,038	2,627,501
Merrill Lynch & Co. Inc.	100,397	5,414,410
Morgan Stanley	116,631	6,137,123
Piper Jaffray Companies Inc.[2]	2,345	64,839
Providian Financial Corp.[2]	34,324	572,181
Raymond James Financial Inc.	6,976	188,143
Schwab (Charles) Corp. (The)	131,173	1,357,641
SLM Corp.	50,522	2,406,868
SWS Group Inc.	1,902	27,769
T. Rowe Price Group Inc.	15,206	838,915
W.P. Stewart & Co. Ltd.[1]	2,526	55,774
Waddell & Reed Financial Inc. Class A1	9,825	171,053

		102,954,845

INSURANCE – 20.26%
ACE Ltd.	33,506	1,439,418
AFLAC Inc.	59,741	2,428,472
Allmerica Financial Corp.[2]	6,226	209,007
Allstate Corp. (The)	81,507	4,577,433
Ambac Financial Group Inc.	12,725	850,666
American Financial Group Inc.	4,486	139,470
American International Group Inc.	269,280	13,692,888
American National Insurance Co.	1,839	188,681
AmerUs Group Co.[1]	4,665	219,302
AON Corp.	30,558	637,134
Axis Capital Holdings Ltd.	9,998	265,947
Berkley (W.R.) Corp.	12,829	416,943
Brown & Brown Inc.	6,659	291,331
Chubb Corp.	22,506	1,840,541
Cincinnati Financial Corp.	19,341	778,282
CNA Financial Corp.[1,2]	3,956	108,592
Commerce Group Inc.	3,496	206,544
Conseco Inc.[2]	17,656	339,701
Delphi Financial Group Inc. Class A	3,225	133,902
Endurance Specialty Holdings Ltd.	4,763	172,421
Erie Indemnity Co. Class A	3,510	180,344
Everest Re Group Ltd.	6,581	540,958
Fidelity National Financial Inc.	18,025	578,783
First American Corp.	9,169	328,250
Gallagher (Arthur J.) & Co.[1]	10,760	299,558
Hartford Financial Services Group Inc.	34,296	2,482,002
HCC Insurance Holdings Inc.	8,052	286,410
Hilb, Rogal & Hobbs Co.[1]	3,704	129,677
Horace Mann Educators Corp.	5,023	82,277
IPC Holdings Ltd.[1]	4,312	162,261

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
Jefferson-Pilot Corp.[1]	16,008	$803,762
Lincoln National Corp.[1]	20,647	928,496
Loews Corp.	14,711	1,042,716
Markel Corp.[1,2]	1,072	367,803
Marsh & McLennan Companies Inc.	58,127	1,629,300
MBIA Inc.	16,807	880,351
Mercury General Corp.	3,074	162,492
MetLife Inc.[1]	49,335	1,919,131
MGIC Investment Corp.	11,555	681,745
Montpelier Re Holdings Ltd.	6,740	223,701
Nationwide Financial Services Inc.	6,724	238,231
Ohio Casualty Corp.[1,2]	7,217	169,239
Old Republic International Corp.	20,049	473,156
PartnerRe Ltd.	6,294	366,814
Philadelphia Consolidated Holding Corp.[2]	2,196	164,700
Phoenix Companies Inc.[1]	10,709	121,333
Platinum Underwriters Holdings Ltd.[1]	4,573	135,361
PMI Group Inc. (The)	11,259	395,866
Presidential Life Corp.	2,418	35,085
Principal Financial Group Inc.	36,947	1,443,889
Progressive Corp. (The)[1]	20,682	1,887,646
Protective Life Corp.	7,503	286,915
Prudential Financial Inc.	61,055	3,489,293
Radian Group Inc.	10,875	483,176
Reinsurance Group of America Inc.	3,972	177,628
RenaissanceRe Holdings Ltd.	8,323	372,621
SAFECO Corp.	14,876	783,519
Selective Insurance Group Inc.	3,247	143,355
St. Paul Travelers Companies Inc.	78,708	2,817,746
StanCorp Financial Group Inc.	3,325	254,429
Torchmark Corp.[1]	12,861	687,163
Transatlantic Holdings Inc.[1]	3,077	176,804
Unitrin Inc.[1]	5,304	241,332
UNUMProvident Corp.[1]	34,758	581,154
White Mountains Insurance Group Ltd.[1]	929	582,492
Willis Group Holdings Ltd.	14,110	471,979
XL Capital Ltd. Class A	16,028	1,126,768

		60,754,386

INTERNET – 0.01%
NetBank Inc.	5,605	46,017

		46,017

LODGING – 0.06%
La Quinta Corp.[2]	19,246	167,440

		167,440

REAL ESTATE – 0.19%
St. Joe Co. (The)	8,262	574,953

		574,953

REAL ESTATE INVESTMENT TRUSTS – 9.33%
Alexandria Real Estate Equities Inc.[1]	2,302	158,424
AMB Property Corp.[1]	9,685	377,618
American Financial Realty Trust[1]	13,127	201,237
Annaly Mortgage Management Inc.[1]	14,294	273,301
Apartment Investment & Management Co. Class A	11,091	422,789
Archstone-Smith Trust	23,435	842,957
Arden Realty Group Inc.	7,668	273,671
AvalonBay Communities Inc.	8,436	607,392
Boston Properties Inc.[1]	12,696	843,903
Brandywine Realty Trust	6,433	182,054
BRE Properties Inc. Class A1	5,860	218,109
Camden Property Trust	6,128	312,528
Capital Automotive REIT[1]	5,072	172,347
CarrAmerica Realty Corp.	6,479	214,066
Catellus Development Corp.	10,280	284,756
CBL & Associates Properties Inc.	3,472	268,629
CenterPoint Properties Trust[1]	5,647	232,713
Colonial Properties Trust	4,463	172,495
Cousins Properties Inc.[1]	4,622	124,794
Crescent Real Estate Equities Co.	11,620	195,216
CRT Properties Inc.[1]	3,627	83,747
Developers Diversified Realty Corp.	11,989	508,813
Duke Realty Corp.	16,672	510,163
Equity Inns Inc.	6,015	67,729
Equity Lifestyle Properties Inc.[1]	2,473	90,512
Equity Office Properties Trust	47,494	1,494,636
Equity Residential	32,874	1,129,222
Essex Property Trust Inc.	2,503	190,103
Federal Realty Investment Trust[1]	6,063	324,371
FelCor Lodging Trust Inc.[1,2]	5,373	65,766
First Industrial Realty Trust Inc.[1]	4,901	187,218
Gables Residential Trust[1]	3,413	125,086
General Growth Properties Inc.[1]	25,656	1,003,406

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
Glenborough Realty Trust Inc.[1]	4,177	$85,796
Health Care Property Investors Inc.	15,548	398,651
Health Care REIT Inc.	6,148	205,958
Healthcare Realty Trust Inc.[1]	5,503	212,471
Highwoods Properties Inc.	6,421	180,623
Home Properties Inc.	4,003	167,526
Hospitality Properties Trust	7,311	305,454
Host Marriott Corp.	37,589	632,247
HRPT Properties Trust	23,741	278,957
Impac Mortgage Holdings Inc.[1]	8,772	160,703
iStar Financial Inc.	13,035	519,314
Kilroy Realty Corp.[1]	3,397	148,211
Kimco Realty Corp.	11,088	614,164
Liberty Property Trust	9,923	395,233
Macerich Co. (The)	6,930	417,879
Mack-Cali Realty Corp.	7,089	311,845
Meristar Hospitality Corp.[2]	10,278	70,404
Mills Corp.	6,282	358,953
Nationwide Health Properties Inc.	7,767	166,447
New Century Financial Corp.[1]	5,678	258,065
New Plan Excel Realty Trust Inc.[1]	11,975	309,075
Novastar Financial Inc.[1]	3,165	112,991
Pan Pacific Retail Properties Inc.	4,736	286,149
Pennsylvania Real Estate Investment Trust[1]	3,929	165,607
Plum Creek Timber Co. Inc.	21,503	742,714
Post Properties Inc.[1]	4,715	153,615
Prentiss Properties Trust	4,574	151,948
ProLogis	21,573	854,075
Public Storage Inc.	10,303	604,786
Rayonier Inc.[1]	5,812	292,111
Realty Income Corp.[1]	9,276	223,644
Reckson Associates Realty Corp.	9,590	309,278
Redwood Trust Inc.	2,699	135,274
Regency Centers Corp.	7,131	375,447
Saxon Capital Inc.[1]	5,781	99,433
Shurgard Storage Centers Inc. Class A	5,476	229,061
Simon Property Group Inc.	26,049	1,721,057
SL Green Realty Corp.	4,806	293,166
Taubman Centers Inc.[1]	5,465	161,764
Thornburg Mortgage Inc.[1]	11,059	331,328
Trizec Properties Inc.	10,843	216,752
United Dominion Realty Trust Inc.[1]	15,733	348,486
Ventas Inc.	9,849	265,726
Vornado Realty Trust	13,815	1,056,157
Washington Real Estate Investment Trust[1]	4,875	145,324
Weingarten Realty Investors	9,304	335,037

		27,968,677

SAVINGS & LOANS – 3.68%
Anchor BanCorp Wisconsin Inc.	2,526	66,737
Astoria Financial Corp.	12,216	323,846
Commercial Capital Bancorp Inc.	5,745	90,714
Commercial Federal Corp.	4,802	125,380
Dime Community Bancshares[1]	4,133	61,334
Downey Financial Corp.	2,475	160,207
First Niagara Financial Group Inc.[1]	13,884	174,105
FirstFed Financial Corp.[2]	1,910	96,703
Golden West Financial Corp.[1]	36,068	2,248,118
Harbor Florida Bancshares Inc.[1]	2,520	87,192
Hudson City Bancorp Inc.	7,954	263,834
Independence Community Bank Corp.	9,202	328,327
MAF Bancorp Inc.	3,914	158,047
New York Community Bancorp Inc.[1]	28,159	498,414
OceanFirst Financial Corp.[1]	1,151	24,574
People’s Bank	10,985	456,207
PFF Bancorp Inc.	2,623	73,234
Provident Financial Services Inc.[1]	8,268	140,473
Sovereign Bancorp Inc.	43,972	904,504
Washington Federal Inc.	10,300	229,587
Washington Mutual Inc.	102,635	4,240,878
Webster Financial Corp.	6,271	285,017

		11,037,432

SOFTWARE – 0.09%
Safeguard Scientifics Inc.[2]	14,658	19,055
SEI Investments Co.	8,133	266,844

		285,899

TOTAL COMMON STOCKS (Cost: $288,342,225)		299,337,208

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 8.01%

COMMERCIAL PAPER[3] – 2.12%
Alpine Securitization Corp.
2.80%, 05/04/05	$306,381	$306,327
Amstel Funding Corp.
2.95%, 08/19/05	44,528	44,130
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	121,053	120,930
ANZ National Bank Ltd.
2.94%, 08/15/05	53,563	53,105
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	160,689	160,272
Bryant Park Funding LLC
2.75%, 05/03/05	21,425	21,424
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	355,283	355,194
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	133,908	133,034
Chariot Funding LLC
2.99%, 05/20/05	25,470	25,432
Charta LLC
2.99%, 06/16/05 - 06/21/05	224,965	224,077
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	380,298	379,835
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	198,184	197,708
CRC Funding LLC
2.95% - 3.00%, 5/02/05 - 06/29/05	187,471	187,168
DEPFA Bank PLC
2.28%, 05/03/05	53,563	53,560
Deutsche Bank Financial LLC
2.80%, 05/03/05	321,379	321,354
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	364,229	363,316
Fairway Finance LLC
3.15%, 09/15/05	95,294	94,160
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	214,624	214,368
Ford Credit Auto Receivables
2.74%, 05/04/05	52,492	52,484
Fortis Funding LLC
2.35%, 05/09/05	149,977	149,908
Gemini Securitization Corp.
3.02%, 06/27/05	10,713	10,663
General Electric Capital Corp.
2.74%, 07/07/05	53,563	53,294
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	235,678	235,357
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	321,379	318,263
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	432,447	431,585
Kitty Hawk Funding Corp.
2.88%, 05/04/05	80,896	80,883
Moat Funding LLC
2.74%, 05/02/05	74,988	74,988
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	139,264	139,245
Nordea North America Inc.
2.74%, 07/11/05	53,563	53,278
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	69,632	69,490
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	173,171	172,996
Santander Central Hispano
2.75%, 07/08/05	133,908	133,224
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	316,052	315,529

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	$369,586	$369,566
Sydney Capital Corp.
2.81%, 05/04/05	35,352	35,346
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	294,597	294,468
UBS Finance (Delaware)
2.79%, 05/04/05	85,701	85,688
Windmill Funding Corp.
2.80%, 05/04/05	33,102	33,097

		6,364,746

FLOATING RATE NOTES[3] – 2.88%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	49,278	49,279
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	374,942	374,993
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	69,632	69,619
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	411,365	411,383
BMW US Capital LLC
2.92%, 04/18/06[4]	107,126	107,126
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	364,229	364,176
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	278,528	278,517
Commodore CDO Ltd.
3.08%, 12/12/05	26,782	26,782
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	321,379	321,345
DEPFA Bank PLC
2.99%, 03/15/06	107,126	107,126
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	232,464	232,475
Fairway Finance LLC
2.94%, 06/20/05	53,563	53,562
Fifth Third Bancorp
2.98%, 02/23/06[4]	214,253	214,253
Five Finance Inc.
3.01%, 02/27/06[4]	53,563	53,569
General Electric Capital Corp.
3.01%, 05/09/06	48,207	48,265
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	30,819	30,819
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	69,632	69,632
Hartford Life Global Funding Trust
2.94%, 04/15/06	107,126	107,126
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	321,379	321,378
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	482,068	482,078
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	112,483	112,483
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	224,965	225,050
Lothian Mortgages PLC
3.01%, 01/24/06[4]	160,689	160,689
Marshall & Ilsley Corp.
3.09%, 02/20/06	107,126	107,229
MetLife Global Funding I
2.86%, 05/05/06[4]	160,689	160,689
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	267,816	267,805
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	396,367	396,436

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Norddeutsche Landesbank
3.11%, 07/27/05	$107,126	$107,117
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	321,379	321,379
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	380,298	380,299
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	145,424	145,378
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	58,919	58,909
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	546,344	546,360
Societe Generale
2.99%, 03/30/06	91,057	91,029
SunTrust Bank
3.17%, 04/28/06	160,689	160,689
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	290,312	290,305
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	291,805	291,804
Wells Fargo & Co.
2.92%, 05/15/06[4]	53,563	53,570
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	374,942	374,919
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	459,572	459,542
Windmill Funding Corp.
2.78%, 05/03/05	74,988	74,983
Winston Funding Ltd.
3.22%, 07/23/05[4]	76,488	76,488
World Savings Bank
2.86%, 09/09/05	37,494	37,493

		8,624,148

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	428,505	$428,505
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	238,964	238,964
BlackRock Temp Cash Money Market Fund[3]	15,518	15,518
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	43,403	43,403

		726,390

REPURCHASE AGREEMENTS[3] – 1.63%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $2,678,820 and an effective yield of 2.97%.[6]	$2,678,157	2,678,157
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,302,624 and effective yields of 2.96% - 3.00%.[6]	1,302,302	1,302,302
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $909,563 and effective yields of 2.96% - 3.00%.[6]	909,338	909,338

		4,889,797

TIME DEPOSITS[3] – 1.07%
American Express Centurion Bank
3.00%, 05/25/05	267,816	267,816
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	155,333	155,333
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	149,977	149,977

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	$139,264	$139,264
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	208,896	208,897
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	187,471	187,471
HBOS Treasury Services PLC
3.39%, 12/14/05	64,276	64,276
Natexis Banques
2.98%, 08/18/05	107,126	107,126
Norddeutsche Landesbank
2.11%, 06/07/05	107,126	107,124
Societe Generale
2.81%, 05/03/05	74,988	74,988
SunTrust Bank
2.68%, 05/03/05	107,126	107,126
Svenska Handelsbanken AB
3.00%, 06/20/05	53,563	53,563
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	326,735	326,728
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	85,701	85,700
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	690,964	690,964
Wells Fargo Bank N.A.
3.04%, 06/29/05	321,379	321,379
World Savings Bank
2.75%, 05/03/05	149,977	149,977

		3,197,709

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	53,406	53,317
Federal National Mortgage Association
2.33%, 07/22/05	160,689	159,849

		213,166

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,015,956)		24,015,956

TOTAL INVESTMENTS IN SECURITIES – 107.82% (Cost: $312,358,181)		323,353,164
Other Assets, Less Liabilities – (7.82%)		(23,446,555)

NET ASSETS – 100.00%		$299,906,609

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.97%

AEROSPACE & DEFENSE – 13.01%
AAR Corp.[1]	4,535	$66,801
Alliant Techsystems Inc.[1,2]	5,758	398,338
Armor Holdings Inc.[1]	4,657	163,042
Boeing Co. (The)	114,183	6,796,172
Curtiss-Wright Corp. Class B	1,392	75,474
Engineered Support Systems Inc.[2]	6,085	214,922
Esterline Technologies Corp.[1]	3,928	126,953
General Dynamics Corp.	25,676	2,697,264
Goodrich (B.F.) Co.	18,247	735,354
Kaman Corp. Class A2	3,575	46,046
L-3 Communications Holdings Inc.	17,675	1,254,395
Lockheed Martin Corp.	54,410	3,316,289
Northrop Grumman Corp.	55,087	3,020,971
Raytheon Co.	69,317	2,607,012
Rockwell Collins Inc.	24,876	1,141,311
Titan Corp. (The)[1]	12,883	231,250
United Defense Industries Inc.	7,422	549,080
United Technologies Corp.	72,510	7,375,717

		30,816,391

AUTO MANUFACTURERS – 1.10%
Navistar International Corp.[1]	9,486	280,122
Oshkosh Truck Corp.	5,247	394,312
PACCAR Inc.	26,678	1,811,436
Wabash National Corp.[2]	4,840	123,420

		2,609,290

BUILDING MATERIALS – 2.59%
American Standard Companies Inc.	27,721	1,239,406
Eagle Materials Inc.[2]	1,518	114,229
Eagle Materials Inc. Class B	1,257	92,063
ElkCorp	2,920	80,300
Florida Rock Industries Inc.[2]	5,739	333,321
Lafarge North America Inc.	4,591	254,846
Martin Marietta Materials Inc.	7,390	406,376
Masco Corp.	68,251	2,149,224
Simpson Manufacturing Co. Inc.[2]	5,756	155,412
Texas Industries Inc.	3,255	150,316
USG Corp.[1,2]	4,912	206,255
Vulcan Materials Co.	13,162	698,112
York International Corp.[2]	6,323	247,419

		6,127,279

CHEMICALS – 0.35%
Sherwin-Williams Co. (The)	18,398	819,999

		819,999

COMMERCIAL SERVICES – 4.12%
Accenture Ltd.[1]	69,002	1,497,343
Alliance Data Systems Corp.[1]	6,935	280,174
Banta Corp.[2]	3,780	157,399
Bowne & Co. Inc.[2]	5,281	68,759
ChoicePoint Inc.[1]	13,604	536,950
Convergys Corp.[1]	21,681	280,986
Corporate Executive Board Co. (The)[2]	5,982	393,197
Corrections Corp. of America[1]	4,916	186,071
Deluxe Corp.[2]	7,781	310,695
Donnelley (R.R.) & Sons Co.	33,696	1,108,935
Forrester Research Inc.[1,2]	2,297	34,317
FTI Consulting Inc.[1,2]	6,461	142,659
Hewitt Associates Inc. Class A1,2	7,002	186,323
Hudson Highland Group Inc.[1,2]	3,118	42,997
Iron Mountain Inc.[1]	16,906	502,108
Manpower Inc.	13,856	534,149
MPS Group Inc.[1]	16,300	130,237
Navigant Consulting Inc.[1,2]	7,155	167,928
NCO Group Inc.[1,2]	4,437	82,661
Paychex Inc.[2]	51,806	1,585,264
PHH Corp.[1]	8,206	183,404
PRG-Schultz International Inc.[1,2]	8,691	41,456
Quanta Services Inc.[1,2]	15,860	126,563
Resources Connection Inc.[1,2]	7,379	141,013
Robert Half International Inc.[2]	26,448	656,439
Spherion Corp.[1]	9,327	52,324
TeleTech Holdings Inc.[1,2]	5,800	60,900
United Rentals Inc.[1,2]	10,053	184,875
Viad Corp.[2]	3,316	85,387

		9,761,513

COMPUTERS – 0.66%
Affiliated Computer Services Inc. Class A1,2	18,697	891,286
BISYS Group Inc. (The)[1]	18,385	259,596
Ceridian Corp.[1,2]	22,784	384,366
Echelon Corp.[1]	4,798	30,179

		1,565,427

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.41%
Grainger (W.W.) Inc.	12,528	$692,673
Hughes Supply Inc.	10,232	267,055

		959,728

ELECTRIC – 0.19%
MDU Resources Group Inc.[2]	16,681	450,887

		450,887

ELECTRICAL COMPONENTS & EQUIPMENT – 2.42%
AMETEK Inc.[2]	10,468	396,423
Artesyn Technologies Inc.[1]	5,764	40,636
Belden CDT Inc.[2]	7,124	130,654
C&D Technologies Inc.	4,051	28,479
Emerson Electric Co.	64,811	4,061,705
General Cable Corp.[1,2]	5,865	71,260
GrafTech International Ltd.[1]	14,753	56,209
Hubbell Inc. Class B	7,682	333,783
Littelfuse Inc.[1,2]	3,498	94,236
Molex Inc.	8,805	223,735
Molex Inc. Class A2	11,255	257,627
Power-One Inc.[1]	11,008	46,013

		5,740,760

ELECTRONICS – 4.94%
Agilent Technologies Inc.[1]	68,296	1,417,142
Amphenol Corp. Class A	13,451	530,507
Arrow Electronics Inc.[1]	17,661	429,869
Avnet Inc.[1]	18,456	348,634
AVX Corp.[2]	7,790	84,833
Benchmark Electronics Inc.[1]	6,015	162,646
Checkpoint Systems Inc.[1,2]	5,913	93,603
Coherent Inc.[1,2]	4,602	147,632
CTS Corp.	5,488	57,898
Dionex Corp.[1]	3,190	137,011
Electro Scientific Industries Inc.[1]	4,218	69,724
Flextronics International Ltd.[1]	85,648	954,975
FLIR Systems Inc.[1,2]	10,587	281,614
Jabil Circuit Inc.[1]	25,239	696,596
KEMET Corp.[1]	13,607	85,044
Methode Electronics Inc.	5,289	59,607
Mettler Toledo International Inc.[1]	6,698	307,103
Orbotech Ltd.[1]	4,854	98,682
Park Electrochemical Corp.	2,799	61,998
Parker Hannifin Corp.	18,307	1,097,322
PerkinElmer Inc.	18,472	341,732
Photon Dynamics Inc.[1,2]	2,691	52,071
Plexus Corp.[1,2]	6,839	82,820
Sanmina-SCI Corp.[1]	80,003	320,812
Solectron Corp.[1]	148,015	488,450
Symbol Technologies Inc.	36,731	491,093
Taser International Inc.[1,2]	9,122	78,814
Technitrol Inc.	5,822	75,570
Tektronix Inc.	14,154	306,576
Thermo Electron Corp.[1]	25,073	626,324
Thomas & Betts Corp.[1]	9,019	280,671
Trimble Navigation Ltd.[1]	7,819	269,130
Varian Inc.[1]	5,410	179,450
Vishay Intertechnology Inc.[1]	22,214	237,468
Waters Corp.[1]	18,560	735,533

		11,688,954

ENERGY - ALTERNATE SOURCES – 0.02%
FuelCell Energy Inc.[1,2]	6,541	52,328

		52,328

ENGINEERING & CONSTRUCTION – 0.66%
EMCOR Group Inc.[1,2]	2,265	101,200
Fluor Corp.[2]	12,809	660,432
Granite Construction Inc.	4,885	110,303
Insituform Technologies Inc. Class A1,2	4,219	62,905
Jacobs Engineering Group Inc.[1,2]	8,633	420,513
Shaw Group Inc. (The)[1,2]	11,747	212,268

		1,567,621

ENVIRONMENTAL CONTROL – 1.85%
Allied Waste Industries Inc.[1,2]	31,144	248,841
Casella Waste Systems Inc. Class A1	2,526	29,782
Mine Safety Appliances Co.[2]	4,323	154,331
Republic Services Inc.	20,574	711,860
Stericycle Inc.[1,2]	6,919	336,748
Tetra Tech Inc.[1,2]	8,509	90,110
Waste Connections Inc.[1,2]	7,335	258,339
Waste Management Inc.	89,108	2,538,687

		4,368,698

FOREST PRODUCTS & PAPER – 0.91%
Georgia-Pacific Corp.	34,961	1,198,113

52	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
Louisiana-Pacific Corp.	15,726	$386,860
Temple-Inland Inc.	17,124	577,935

		2,162,908

HAND & MACHINE TOOLS – 0.15%
Kennametal Inc.	5,579	252,729
Regal-Beloit Corp.[2]	3,457	91,438

		344,167

HEALTH CARE - PRODUCTS – 0.01%
Bioveris Corp.[1,2]	3,931	18,790

		18,790

HOUSEHOLD PRODUCTS & WARES – 0.87%
Fortune Brands Inc.	22,138	1,872,432
Jarden Corp.[1,2]	4,240	189,401

		2,061,833

HOUSEWARES – 0.13%
Toro Co.	7,438	307,338

		307,338

INTERNET – 0.53%
CheckFree Corp.[1,2]	10,035	368,084
Monster Worldwide Inc.[1,2]	16,267	374,304
Stamps.com Inc.[1,2]	2,975	57,507
WebMD Corp.[1,2]	47,856	454,632

		1,254,527

LEISURE TIME – 0.26%
Brunswick Corp.[2]	14,701	617,442

		617,442

MACHINERY – 4.72%
AGCO Corp.[1]	13,818	237,670
Albany International Corp. Class A	4,277	134,127
Astec Industries Inc.[1,2]	2,451	57,108
Caterpillar Inc.	52,421	4,615,669
Cognex Corp.[2]	6,010	131,258
Cummins Inc.[2]	6,088	413,984
Deere & Co.	38,254	2,392,405
Flowserve Corp.[1]	8,427	233,934
Graco Inc.	10,618	358,570
IDEX Corp.	7,556	281,461
Joy Global Inc.[2]	11,925	403,900
Kadant Inc.[1]	2,290	39,388
Manitowoc Co. Inc. (The)	4,596	183,840
Nordson Corp.	3,960	127,591
Rockwell Automation Inc.	25,690	1,187,649
Stewart & Stevenson Services Inc.[2]	3,940	94,560
Terex Corp.[1]	7,571	283,004

		11,176,118

MANUFACTURING – 41.63%
Acuity Brands Inc.[2]	6,469	154,674
AptarGroup Inc.[2]	5,165	249,108
Brink’s Co. (The)	8,673	279,791
Carlisle Companies Inc.[2]	4,772	342,725
CLARCOR Inc.	3,876	196,164
Cooper Industries Ltd.	14,089	896,906
Crane Co.	7,814	200,038
Danaher Corp.	39,339	1,991,734
Donaldson Co. Inc.[2]	11,196	333,081
Dover Corp.	31,265	1,136,795
Eaton Corp.	23,292	1,366,076
General Electric Co.	1,623,395	58,766,899
Harsco Corp.	6,307	338,371
Honeywell International Inc.	119,539	4,274,715
Illinois Tool Works Inc.	39,892	3,343,747
Ingersoll-Rand Co. Class A	26,952	2,071,800
ITT Industries Inc.[2]	14,190	1,283,627
Jacuzzi Brands Inc.[1]	11,401	103,179
Pall Corp.[2]	19,197	515,056
Roper Industries Inc.[2]	6,462	437,284
SPX Corp.[2]	11,674	451,667
Teleflex Inc.	5,556	297,079
Textron Inc.[2]	17,998	1,356,149
3M Co.	109,656	8,385,394
Trinity Industries Inc.[2]	6,744	157,472
Tyco International Ltd.	308,969	9,673,819

		98,603,350

METAL FABRICATE & HARDWARE – 0.63%
Kaydon Corp.[2]	4,269	117,141
Mueller Industries Inc.	4,787	123,983
Precision Castparts Corp.	9,985	735,495
Quanex Corp.	3,876	195,583
Timken Co. (The)	12,514	310,848

		1,483,050

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
MINING – 0.22%
Owens-Illinois Inc.[1,2]	21,406	$524,875

		524,875

PACKAGING & CONTAINERS – 1.59%
Ball Corp.	16,035	633,383
Bemis Co. Inc.	16,404	452,094
Chesapeake Corp.	2,918	56,668
Crown Holdings Inc.[1]	25,327	381,171
Packaging Corp. of America	9,409	210,668
Pactiv Corp.[1]	23,064	494,492
Sealed Air Corp.[1,2]	12,892	624,488
Smurfit-Stone Container Corp.[2]	39,021	511,565
Sonoco Products Co.	15,028	407,109

		3,771,638

RETAIL – 0.08%
MSC Industrial Direct Co. Inc. Class A	7,288	195,829

		195,829

SEMICONDUCTORS – 0.02%
Veeco Instruments Inc.[1,2]	4,051	53,919

		53,919

SOFTWARE – 5.22%
Acxiom Corp.	13,127	249,413
Automatic Data Processing Inc.[2]	90,714	3,940,616
Certegy Inc.[2]	9,709	353,699
eFunds Corp.[1]	7,308	159,753
First Data Corp.[2]	131,722	5,009,388
Fiserv Inc.[1,2]	30,014	1,269,592
Global Payments Inc.[2]	5,798	375,478
IMS Health Inc.	35,990	863,040
Total System Services Inc.	5,703	140,180

		12,361,159

TELECOMMUNICATIONS – 0.22%
Aeroflex Inc.[1,2]	11,254	89,244
Anaren Inc.[1,2]	3,359	32,683
Black Box Corp.[2]	2,651	86,211
CommScope Inc.[1]	8,213	115,968
Newport Corp.[1]	6,764	93,005
Powerwave Technologies Inc.[1]	14,012	101,167
Tollgrade Communications Inc.[1]	1,817	12,828

		531,106

TEXTILES – 0.34%
Cintas Corp.	21,015	810,969

		810,969

TRANSPORTATION – 10.03%
Alexander & Baldwin Inc.	6,771	275,783
Arkansas Best Corp.[2]	3,409	107,486
Burlington Northern Santa Fe Corp.	58,070	2,801,878
CH Robinson Worldwide Inc.[2]	13,052	673,483
CNF Inc.	7,993	341,701
CSX Corp.	33,031	1,325,534
EGL Inc.[1]	5,341	104,203
Expeditors International Washington Inc.[2]	16,365	803,685
FedEx Corp.	43,261	3,675,022
General Maritime Corp.[1,2]	5,438	238,456
Hunt (J.B.) Transport Services Inc.	9,856	385,271
Kansas City Southern Industries Inc.[1,2]	9,525	180,213
Landstar System Inc.[1]	9,274	284,248
Norfolk Southern Corp.	61,519	1,931,697
OMI Corp.[2]	14,075	256,024
Overseas Shipholding Group Inc.	4,159	234,692
Ryder System Inc.	9,893	365,348
SCS Transportation Inc.[1]	2,412	36,879
Swift Transportation Co. Inc.[1,2]	7,550	161,042
Union Pacific Corp.[2]	40,106	2,563,977
United Parcel Service Inc. Class B2	88,481	6,309,580
USF Corp.[2]	4,348	185,355
Werner Enterprises Inc.	8,605	159,881
Yellow Roadway Corp.[1]	6,977	341,873

		23,743,311

TRUCKING & LEASING – 0.09%
GATX Corp.[2]	6,768	221,449

		221,449

TOTAL COMMON STOCKS (Cost: $230,770,685)		236,772,653

54	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 7.32%

COMMERCIAL PAPER[3] – 1.95%
Alpine Securitization Corp.
2.80%, 05/04/05	$222,697	$222,660
Amstel Funding Corp.
2.95%, 08/19/05	32,366	32,077
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	87,989	87,899
ANZ National Bank Ltd.
2.94%, 08/15/05	38,933	38,600
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	116,799	116,495
Bryant Park Funding LLC
2.75%, 05/03/05	15,573	15,572
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	258,242	258,177
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	97,333	96,697
Chariot Funding LLC
2.99%, 05/20/05	18,513	18,486
Charta LLC
2.99%, 06/16/05 - 06/21/05	163,519	162,873
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	276,425	276,088
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	144,052	143,706
CRC Funding LLC
2.95% - 3.00%, 5/02/05 - 06/29/05	136,266	136,045
DEPFA Bank PLC
2.28%, 05/03/05	38,933	38,931
Deutsche Bank Financial LLC
2.80%, 05/03/05	233,598	233,580
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	264,745	264,081
Fairway Finance LLC
3.15%, 09/15/05	69,266	68,442
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	156,002	155,817
Ford Credit Auto Receivables
2.74%, 05/04/05	38,154	38,149
Fortis Funding LLC
2.35%, 05/09/05	109,013	108,963
Gemini Securitization Corp.
3.02%, 06/27/05	7,787	7,750
General Electric Capital Corp.
2.74%, 07/07/05	38,933	38,737
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	171,305	171,073
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	233,598	231,333
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	314,330	313,702
Kitty Hawk Funding Corp.
2.88%, 05/04/05	58,801	58,791
Moat Funding LLC
2.74%, 05/02/05	54,506	54,506
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	101,226	101,212
Nordea North America Inc.
2.74%, 07/11/05	38,933	38,726
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	50,613	50,509
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	125,871	125,743
Santander Central Hispano
2.75%, 07/08/05	97,333	96,835
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	229,727	229,347

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	$268,638	$268,623
Sydney Capital Corp.
2.81%, 05/04/05	25,696	25,692
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	214,132	214,038
UBS Finance (Delaware)
2.79%, 05/04/05	62,293	62,284
Windmill Funding Corp.
2.80%, 05/04/05	24,061	24,057

		4,626,296

FLOATING RATE NOTES[3] – 2.65%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	35,818	35,819
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	272,531	272,569
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	50,613	50,603
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	299,006	299,019
BMW US Capital LLC
2.92%, 04/18/06[4]	77,866	77,866
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	264,745	264,706
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	202,452	202,444
Commodore CDO Ltd.
3.08%, 12/12/05	19,467	19,467
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	233,598	233,574
DEPFA Bank PLC
2.99%, 03/15/06	77,866	77,866
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	168,969	168,978
Fairway Finance LLC
2.94%, 06/20/05	38,933	38,933
Fifth Third Bancorp
2.98%, 02/23/06[4]	155,732	155,732
Five Finance Inc.
3.01%, 02/27/06[4]	38,933	38,937
General Electric Capital Corp.
3.01%, 05/09/06	35,040	35,082
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	22,401	22,401
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	50,613	50,613
Hartford Life Global Funding Trust
2.94%, 04/15/06	77,866	77,866
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	233,598	233,598
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	350,397	350,403
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	81,759	81,760
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	163,519	163,581
Lothian Mortgages PLC
3.01%, 01/24/06[4]	116,799	116,799
Marshall & Ilsley Corp.
3.09%, 02/20/06	77,866	77,941
MetLife Global Funding I
2.86%, 05/05/06[4]	116,799	116,799
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	194,665	194,657
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	288,104	288,156
Norddeutsche Landesbank
3.11%, 07/27/05	77,866	77,860
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	233,598	233,598

56	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	$276,425	$276,425
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	105,703	105,670
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	42,826	42,818
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	397,117	397,129
Societe Generale
2.99%, 03/30/06	66,186	66,166
SunTrust Bank
3.17%, 04/28/06	116,799	116,799
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	211,017	211,011
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	212,102	212,102
Wells Fargo & Co.
2.92%, 05/15/06[4]	38,933	38,938
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	272,531	272,514
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	334,045	334,024
Windmill Funding Corp.
2.78%, 05/03/05	54,506	54,502
Winston Funding Ltd.
3.22%, 07/23/05[4]	55,596	55,596
World Savings Bank
2.86%, 09/09/05	27,253	27,252

		6,268,573

MONEY MARKET FUNDS – 0.17%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	311,464	311,464
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	58,163	58,163
BlackRock Temp Cash Money Market Fund[3]	11,279	11,279
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	31,548	31,548

		412,454

REPURCHASE AGREEMENTS[3] – 1.50%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $1,947,134 and an effective yield of 2.97%.[6]	$1,946,652	1,946,652
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $946,801 and effective yields of 2.96% - 3.00%.[6]	946,595	946,595
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $661,127 and effective yields of 2.96% - 3.00%.[6]	660,963	660,963

		3,554,210

TIME DEPOSITS[3] – 0.98%
American Express Centurion Bank
3.00%, 05/25/05	194,665	194,665
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	112,906	112,906
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	109,013	109,012
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	101,226	101,226
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	151,839	151,840
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	136,266	136,266

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
HBOS Treasury Services PLC
3.39%, 12/14/05	$46,720	$46,720
Natexis Banques
2.98%, 08/18/05	77,866	77,866
Norddeutsche Landesbank
2.11%, 06/07/05	77,866	77,865
Societe Generale
2.81%, 05/03/05	54,506	54,506
SunTrust Bank
2.68%, 05/03/05	77,866	77,866
Svenska Handelsbanken AB
3.00%, 06/20/05	38,933	38,933
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	237,492	237,486
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	62,293	62,292
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	502,236	502,236
Wells Fargo Bank N.A.
3.04%, 06/29/05	233,598	233,598
World Savings Bank
2.75%, 05/03/05	109,013	109,013

		2,324,296

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	38,819	38,754
Federal National Mortgage Association
2.33%, 07/22/05	116,799	116,188

		154,942

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,340,771)		17,340,771

TOTAL INVESTMENTS IN SECURITIES – 107.29% (Cost: $248,111,456)		254,113,424
Other Assets, Less Liabilities – (7.29%)		(17,275,291)

NET ASSETS – 100.00%		$236,838,133

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

58	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.76%

BANKS – 43.90%
AMCORE Financial Inc.	1,842	$47,450
AmSouth Bancorp[1]	27,927	735,039
Associated Bancorp[1]	9,499	293,709
BancorpSouth Inc.[1]	5,658	119,780
Bank of America Corp.	319,921	14,409,242
Bank of Hawaii Corp.	4,141	196,076
Bank of New York Co. Inc. (The)	61,502	1,718,366
BB&T Corp.[1]	43,892	1,721,005
Cathay General Bancorp	3,519	115,669
Chittenden Corp.[1]	3,803	95,493
Citizens Banking Corp.	2,897	77,669
City National Corp.	3,584	252,672
Colonial BancGroup Inc. (The)	10,522	232,115
Comerica Inc.[1]	13,533	774,900
Commerce Bancorp Inc.[1]	12,516	350,323
Commerce Bancshares Inc.[1]	5,380	259,262
Compass Bancshares Inc.	9,695	417,079
Cullen/Frost Bankers Inc.	4,058	175,793
East West Bancorp Inc.	3,958	127,131
Fifth Third Bancorp	39,864	1,734,084
First BanCorp (Puerto Rico)	2,929	106,205
First Horizon National Corp.[1]	9,743	404,627
First Marblehead Corp. (The)[1,2]	2,544	98,020
First Midwest Bancorp Inc.	3,652	119,274
FirstMerit Corp.[1]	5,690	139,576
FNB Corp. (Pennsylvania)[1]	4,276	81,030
Fremont General Corp.	5,440	117,994
Fulton Financial Corp.[1]	9,982	208,125
Greater Bay Bancorp[1]	4,199	105,647
Hibernia Corp. Class A	12,256	382,755
Hudson United Bancorp	3,533	121,041
Huntington Bancshares Inc.[1]	17,240	405,312
Investors Financial Services Corp.[1]	5,224	219,147
KeyCorp	32,260	1,069,742
M&T Bank Corp.[1]	6,605	683,287
Marshall & Ilsley Corp.	15,170	646,849
Mellon Financial Corp.[1]	33,630	931,215
Mercantile Bankshares Corp.	6,237	316,902
National City Corp.[1]	44,957	1,526,740
North Fork Bancorp Inc.	34,612	974,328
Northern Trust Corp.	15,359	691,616
Old National Bancorp[1]	5,623	107,343
Pacific Capital Bancorp	3,390	97,734
Park National Corp.[1]	943	94,771
PNC Financial Services Group	22,388	1,191,713
Popular Inc.	19,279	446,116
Provident Bankshares Corp.[1]	2,698	78,997
Regions Financial Corp.[1]	36,638	1,227,007
Republic Bancorp Inc.[1]	5,830	73,924
Silicon Valley Bancshares[1,2]	2,801	132,767
Sky Financial Group Inc.	8,375	218,587
South Financial Group Inc. (The)	5,561	146,755
Southwest Bancorp of Texas Inc.	5,139	85,307
State Street Corp.[1]	26,661	1,232,538
Sterling Bancshares Inc.	3,704	49,745
SunTrust Banks Inc.	28,357	2,065,240
Susquehanna Bancshares Inc.[1]	3,642	76,591
Synovus Financial Corp.	20,362	570,747
TCF Financial Corp.[1]	10,336	261,397
TD Banknorth Inc.[2]	7,235	222,838
Texas Regional Bancshares Inc. Class A	3,552	98,994
TrustCo Bank Corp. NY1	6,014	66,214
Trustmark Corp.	4,003	110,163
U.S. Bancorp	147,923	4,127,052
UCBH Holdings Inc.[1]	7,122	112,029
UnionBanCal Corp.	4,554	280,344
United Bancshares Inc.	3,378	103,434
Valley National Bancorp[1]	7,770	192,618
W Holding Co. Inc.	10,753	86,992
Wachovia Corp.	125,792	6,438,035
Wells Fargo & Co.	134,014	8,032,799
Westamerica Bancorp[1]	2,498	124,750
Whitney Holding Corp.	3,213	145,452
Wilmington Trust Corp.[1]	5,226	184,739
Zions Bancorporation[1]	7,076	495,532

		62,181,553

COMMERCIAL SERVICES – 0.93%
Equifax Inc.	10,743	361,502
MoneyGram International Inc.	6,965	135,121
Moody’s Corp.	9,968	818,771

		1,315,394

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2005

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 48.84%
Affiliated Managers Group Inc.[1,2]	2,332	$145,820
American Express Co.	88,131	4,644,504
AmeriCredit Corp.[2]	12,385	289,809
Ameritrade Holding Corp.[2]	22,514	235,947
Bear Stearns Companies Inc. (The)	8,138	770,343
Capital One Financial Corp.	19,345	1,371,367
CapitalSource Inc.[2]	5,216	109,536
Chicago Mercantile Exchange Holdings Inc.	2,151	420,563
CIT Group Inc.	16,642	670,340
Citigroup Inc.	411,041	19,302,485
Countrywide Financial Corp.[1]	44,636	1,615,377
Doral Financial Corp.	7,321	102,860
E*TRADE Financial Corp.[2]	28,918	321,279
Eaton Vance Corp.	10,503	246,085
Edwards (A.G.) Inc.	6,246	248,029
Federal Home Loan Mortgage Corp.	54,555	3,356,224
Federal National Mortgage Association	76,681	4,136,940
Federated Investors Inc. Class B	7,548	214,741
Franklin Resources Inc.[1]	11,075	760,631
Goldman Sachs Group Inc. (The)	32,648	3,486,480
IndyMac Bancorp Inc.	4,808	185,012
Investment Technology Group Inc.[2]	3,363	63,931
Janus Capital Group Inc.	18,867	245,082
Jefferies Group Inc.[1]	3,871	140,130
JP Morgan Chase & Co.	282,175	10,014,391
Knight Trading Group Inc.[2]	9,118	76,865
LaBranche & Co. Inc.[2]	4,616	30,696
Legg Mason Inc.	8,311	588,917
Lehman Brothers Holdings Inc.	21,862	2,005,183
MBNA Corp.	89,409	1,765,828
Merrill Lynch & Co. Inc.	67,635	3,647,556
Morgan Stanley	78,572	4,134,459
Piper Jaffray Companies Inc.[2]	1,561	43,162
Providian Financial Corp.[2]	23,093	384,960
Raymond James Financial Inc.	4,691	126,516
Schwab (Charles) Corp. (The)	88,251	913,398
SLM Corp.	34,022	1,620,808
SWS Group Inc.	1,404	20,498
T. Rowe Price Group Inc.	10,231	564,444
W.P. Stewart & Co. Ltd.[1]	1,885	41,621
Waddell & Reed Financial Inc. Class A1	6,486	112,921

		69,175,738

INSURANCE – 0.68%
Principal Financial Group Inc.	24,858	971,451

		971,451

INTERNET – 0.02%
NetBank Inc.[1]	3,689	30,287

		30,287

SAVINGS & LOANS – 5.25%
Anchor BanCorp Wisconsin Inc.	1,825	48,216
Astoria Financial Corp.	8,217	217,833
Commercial Capital Bancorp Inc.	4,027	63,586
Commercial Federal Corp.	3,114	81,306
Dime Community Bancshares[1]	2,764	41,018
Downey Financial Corp.	1,709	110,624
First Niagara Financial Group Inc.	9,594	120,309
FirstFed Financial Corp.[2]	1,371	69,414
Golden West Financial Corp.[1]	24,272	1,512,874
Harbor Florida Bancshares Inc.[1]	1,834	63,456
Hudson City Bancorp Inc.	5,350	177,459
Independence Community Bank Corp.	6,190	220,859
MAF Bancorp Inc.	2,561	103,413
New York Community Bancorp Inc.[1]	18,944	335,309
OceanFirst Financial Corp.	757	16,162
People’s Bank[1]	7,390	306,907
PFF Bancorp Inc.	1,863	52,015
Provident Financial Services Inc.[1]	5,691	96,690
Sovereign Bancorp Inc.	29,587	608,605
Washington Federal Inc.	6,814	151,884
Washington Mutual Inc.	69,055	2,853,353
Webster Financial Corp.[1]	4,218	191,708

		7,443,000

SOFTWARE – 0.14%
Safeguard Scientifics Inc.[2]	10,157	13,204
SEI Investments Co.	5,470	179,471

		192,675

TOTAL COMMON STOCKS (Cost: $137,233,568)		141,310,098

60	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 7.55%

COMMERCIAL PAPER[3] – 2.00%
Alpine Securitization Corp.
2.80%, 05/04/05	$136,049	$136,014
Amstel Funding Corp.
2.95%, 08/19/05	19,773	19,596
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	53,754	53,699
ANZ National Bank Ltd.
2.94%, 08/15/05	23,785	23,581
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	71,355	71,169
Bryant Park Funding LLC
2.75%, 05/03/05	9,514	9,513
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	157,764	157,724
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	59,462	59,075
Chariot Funding LLC
2.99%, 05/20/05	11,310	11,293
Charta LLC
2.99%, 06/16/05 - 06/21/05	99,896	99,501
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	168,872	168,668
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	88,004	87,792
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	83,247	83,113
DEPFA Bank PLC
2.28%, 05/03/05	23,785	23,783
Deutsche Bank Financial LLC
2.80%, 05/03/05	142,709	142,698
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	161,737	161,333
Fairway Finance LLC
3.15%, 09/15/05	42,316	41,812
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	95,304	95,190
Ford Credit Auto Receivables
2.74%, 05/04/05	23,309	23,306
Fortis Funding LLC
2.35%, 05/09/05	66,598	66,567
Gemini Securitization Corp.
3.02%, 06/27/05	4,757	4,735
General Electric Capital Corp.
2.74%, 07/07/05	23,785	23,665
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	104,653	104,511
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	142,709	141,326
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	192,029	191,647
Kitty Hawk Funding Corp.
2.88%, 05/04/05	35,922	35,917
Moat Funding LLC
2.74%, 05/02/05	33,299	33,299
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	61,841	61,832
Nordea North America Inc.
2.74%, 07/11/05	23,785	23,658
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	30,920	30,857
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	76,897	76,820
Santander Central Hispano
2.75%, 07/08/05	59,462	59,158
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	140,344	140,112

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2005

Security	Principal	Value
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	$164,116	$164,107
Sydney Capital Corp.
2.81%, 05/04/05	15,698	15,696
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	130,817	130,760
UBS Finance (Delaware)
2.79%, 05/04/05	38,056	38,050
Windmill Funding Corp.
2.80%, 05/04/05	14,699	14,697

		2,826,274

FLOATING RATE NOTES[3] – 2.70%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	21,882	21,883
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	166,494	166,517
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	30,920	30,914
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	182,668	182,676
BMW US Capital LLC
2.92%, 04/18/06[4]	47,570	47,570
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	161,737	161,714
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	123,681	123,677
Commodore CDO Ltd.
3.08%, 12/12/05	11,892	11,892
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	142,709	142,694
DEPFA Bank PLC
2.99%, 03/15/06	47,570	47,570
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	103,226	103,232
Fairway Finance LLC
2.94%, 06/20/05	23,785	23,785
Fifth Third Bancorp
2.98%, 02/23/06[4]	95,139	95,139
Five Finance Inc.
3.01%, 02/27/06[4]	23,785	23,787
General Electric Capital Corp.
3.01%, 05/09/06	21,406	21,432
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	13,685	13,685
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	30,920	30,920
Hartford Life Global Funding Trust
2.94%, 04/15/06	47,570	47,570
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	142,709	142,710
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	214,064	214,067
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	49,948	49,948
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	99,896	99,934
Lothian Mortgages PLC
3.01%, 01/24/06[4]	71,355	71,355
Marshall & Ilsley Corp.
3.09%, 02/20/06	47,570	47,616
MetLife Global Funding I
2.86%, 05/05/06[4]	71,355	71,355
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	118,924	118,920
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	176,008	176,039

62	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2005

Security	Principal	Value
Norddeutsche Landesbank
3.11%, 07/27/05	$47,570	$47,566
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	142,709	142,709
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	168,872	168,872
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	64,576	64,556
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	26,163	26,158
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	242,606	242,612
Societe Generale
2.99%, 03/30/06	40,434	40,422
SunTrust Bank
3.17%, 04/28/06	71,355	71,355
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	128,914	128,911
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	129,577	129,577
Wells Fargo & Co.
2.92%, 05/15/06[4]	23,785	23,788
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	166,494	166,485
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	204,074	204,060
Windmill Funding Corp.
2.78%, 05/03/05	33,299	33,296
Winston Funding Ltd.
3.22%, 07/23/05[4]	33,965	33,965
World Savings Bank
2.86%, 09/09/05	16,649	16,649

		3,829,582

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.25%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	190,279	$190,279
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	134,288	134,288
BlackRock Temp Cash Money Market Fund[3]	6,891	6,891
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	19,274	19,274

		350,732

REPURCHASE AGREEMENTS[3] – 1.53%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $1,189,537 and an effective yield of 2.97%.[6]	$1,189,243	1,189,243
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $578,434 and effective yields of 2.96% - 3.00%.[6]	578,291	578,291
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $403,894 and effective yields of 2.96% - 3.00%.[6]	403,794	403,794

		2,171,328

TIME DEPOSITS[3] – 1.00%
American Express Centurion Bank
3.00%, 05/25/05	118,924	118,924
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%,06/27/05 - 09/14/05	68,976	68,976
BNP Paribas (New York)
2.78% - 3.03%,07/11/05 - 08/23/05	66,598	66,598

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2005

Security	Principal	Value
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	$61,841	$61,841
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	92,761	92,762
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	83,247	83,247
HBOS Treasury Services PLC
3.39%, 12/14/05	28,542	28,542
Natexis Banques
2.98%, 08/18/05	47,570	47,570
Norddeutsche Landesbank
2.11%, 06/07/05	47,570	47,569
Societe Generale
2.81%, 05/03/05	33,299	33,299
SunTrust Bank
2.68%, 05/03/05	47,570	47,570
Svenska Handelsbanken AB
3.00%, 06/20/05	23,785	23,785
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	145,088	145,084
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	38,056	38,055
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	306,825	306,825
Wells Fargo Bank N.A.
3.04%, 06/29/05	142,709	142,709
World Savings Bank
2.75%, 05/03/05	66,598	66,598

		1,419,954

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	23,715	23,676
Federal National Mortgage Association
2.33%, 07/22/05	71,355	70,982

		94,658

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,692,528)		10,692,528

TOTAL INVESTMENTS IN SECURITIES – 107.31% (Cost: $147,926,096)		152,002,626
Other Assets, Less Liabilities – (7.31%)		(10,357,879)

NET ASSETS – 100.00%		$141,644,747

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

64	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.81%

DIVERSIFIED FINANCIAL SERVICES – 0.42%
Friedman, Billings, Ramsey Group Inc. Class A	253,465	$3,064,392

		3,064,392

LODGING – 0.29%
La Quinta Corp.[1]	248,346	2,160,610

		2,160,610

REAL ESTATE – 2.02%
St. Joe Co. (The)[2]	214,078	14,897,688

		14,897,688

REAL ESTATE INVESTMENT TRUSTS – 97.08%
Alexandria Real Estate Equities Inc.[2]	57,552	3,960,729
AMB Property Corp.[2]	249,976	9,746,564
American Financial Realty Trust[2]	414,544	6,354,960
Annaly Mortgage Management Inc.[2]	475,011	9,082,210
Apartment Investment & Management Co. Class A	296,819	11,314,740
Archstone-Smith Trust	602,305	21,664,911
Arden Realty Group Inc.[2]	191,758	6,843,843
AvalonBay Communities Inc.	216,409	15,581,448
Boston Properties Inc.[2]	311,099	20,678,751
Brandywine Realty Trust[2]	163,197	4,618,475
BRE Properties Inc. Class A2	154,705	5,758,120
Camden Property Trust[2]	152,186	7,761,486
Capital Automotive REIT[2]	129,601	4,403,842
CarrAmerica Realty Corp.[2]	158,752	5,245,166
Catellus Development Corp.	269,488	7,464,818
CBL & Associates Properties Inc.[2]	87,244	6,750,068
CenterPoint Properties Trust[2]	147,101	6,062,032
Colonial Properties Trust	79,040	3,054,896
Cousins Properties Inc.[2]	120,091	3,242,457
Crescent Real Estate Equities Co.[2]	305,019	5,124,319
CRT Properties Inc.[2]	95,585	2,207,058
Developers Diversified Realty Corp.[2]	311,397	13,215,689
Duke Realty Corp.	428,930	13,125,258
Equity Inns Inc.[2]	157,197	1,770,038
Equity Lifestyle Properties Inc.[2]	65,682	2,403,961
Equity Office Properties Trust	1,195,636	37,626,665
Equity Residential	839,857	28,849,088
Essex Property Trust Inc.[2]	65,579	4,980,725
Federal Realty Investment Trust[2]	160,566	8,590,281
FelCor Lodging Trust Inc.[1,2]	161,399	1,975,524
First Industrial Realty Trust Inc.[2]	125,289	4,786,040
Gables Residential Trust[2]	88,607	3,247,447
General Growth Properties Inc.[2]	709,294	27,740,488
Glenborough Realty Trust Inc.[2]	110,085	2,261,146
Health Care Property Investors Inc.	402,267	10,314,126
Health Care REIT Inc.[2]	158,472	5,308,812
Healthcare Realty Trust Inc.[2]	138,540	5,349,029
Highwoods Properties Inc.[2]	164,605	4,630,339
Home Properties Inc.	97,275	4,070,959
Hospitality Properties Trust	181,009	7,562,556
Host Marriott Corp.	983,725	16,546,254
HRPT Properties Trust[2]	576,198	6,770,326
Impac Mortgage Holdings Inc.	111,283	2,038,705
iStar Financial Inc.	338,001	13,465,960
Kilroy Realty Corp.[2]	85,609	3,735,121
Kimco Realty Corp.	270,743	14,996,455
Liberty Property Trust	257,795	10,267,975
Macerich Co. (The)	179,600	10,829,880
Mack-Cali Realty Corp.	171,992	7,565,928
Meristar Hospitality Corp.[1]	332,959	2,280,769
Mills Corp.[2]	182,058	10,402,794
Nationwide Health Properties Inc.	204,072	4,373,263
New Century Financial Corp.	110,482	5,021,407
New Plan Excel Realty Trust Inc.[2]	304,471	7,858,397
Novastar Financial Inc.[2]	55,897	1,995,523
Pan Pacific Retail Properties Inc.	125,695	7,594,492
Pennsylvania Real Estate Investment Trust[2]	113,535	4,785,500
Plum Creek Timber Co. Inc.	555,218	19,177,230
Post Properties Inc.[2]	119,830	3,904,061
Prentiss Properties Trust[2]	119,578	3,972,381
ProLogis	556,519	22,032,587
Public Storage Inc.[2]	237,147	13,920,529
Rayonier Inc.[2]	147,358	7,406,213
Realty Income Corp.[2]	243,134	5,861,961
Reckson Associates Realty Corp.	240,984	7,771,734
Redwood Trust Inc.[2]	104,642	5,244,657
Regency Centers Corp.[2]	176,882	9,312,837

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
Saxon Capital Inc.[2]	73,165	$1,258,438
Shurgard Storage Centers Inc. Class A	141,066	5,900,791
Simon Property Group Inc.	649,639	42,921,649
SL Green Realty Corp.	118,336	7,218,496
Taubman Centers Inc.[2]	154,973	4,587,201
Thornburg Mortgage Inc.[2]	291,316	8,727,827
Trizec Properties Inc.	279,760	5,592,402
United Dominion Realty Trust Inc.	406,759	9,009,712
Ventas Inc.	254,945	6,878,416
Vornado Realty Trust[2]	349,643	26,730,207
Washington Real Estate Investment Trust[2]	126,077	3,758,355
Weingarten Realty Investors	243,816	8,779,814

		715,225,311

TOTAL COMMON STOCKS (Cost: $757,100,746)		735,348,001

SHORT-TERM INVESTMENTS – 21.13%

COMMERCIAL PAPER[3] – 5.61%
Alpine Securitization Corp.
2.80%, 05/04/05	$1,989,946	1,989,636
Amstel Funding Corp.
2.95%, 08/19/05	289,210	286,627
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	786,237	785,433
ANZ National Bank Ltd.
2.94%, 08/15/05	347,893	344,915
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	1,043,678	1,040,964
Bryant Park Funding LLC
2.75%, 05/03/05	139,157	139,146
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	2,307,565	2,306,981
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	869,732	864,054
Chariot Funding LLC
2.99%, 05/20/05	165,430	165,183

Security	Principal	Value
Charta LLC
2.99%, 06/16/05 - 06/21/05	$1,461,149	$1,455,374
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	2,470,038	2,467,031
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	1,287,203	1,284,105
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	1,217,624	1,215,657
DEPFA Bank PLC
2.28%, 05/03/05	347,893	347,871
Deutsche Bank Financial LLC
2.80%, 05/03/05	2,087,356	2,087,193
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	2,365,670	2,359,742
Fairway Finance LLC
3.15%, 09/15/05	618,936	611,570
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	1,393,985	1,392,320
Ford Credit Auto Receivables
2.74%, 05/04/05	340,935	340,883
Fortis Funding LLC
2.35%, 05/09/05	974,099	973,654
Gemini Securitization Corp.
3.02%, 06/27/05	69,579	69,252
General Electric Capital Corp.
2.74%, 07/07/05	347,893	346,145
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	1,530,727	1,528,644
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	2,087,356	2,067,121
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	2,808,746	2,803,137

66	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2005

Security	Principal	Value
Kitty Hawk Funding Corp.
2.88%, 05/04/05	$525,422	$525,338
Moat Funding LLC
2.74%, 05/02/05	487,050	487,050
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	904,521	904,397
Nordea North America Inc.
2.74%, 07/11/05	347,893	346,039
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	452,260	451,329
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	1,124,744	1,123,602
Santander Central Hispano
2.75%, 07/08/05	869,732	865,289
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	2,052,761	2,049,365
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	2,400,459	2,400,330
Sydney Capital Corp.
2.81%, 05/04/05	229,609	229,573
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	1,913,409	1,912,570
UBS Finance (Delaware)
2.79%, 05/04/05	556,628	556,542
Windmill Funding Corp.
2.80%, 05/04/05	214,998	214,964

		41,339,026

FLOATING RATE NOTES[3] – 7.60%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	320,061	320,070
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	2,435,248	2,435,586
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	452,260	452,171
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	2,671,815	2,671,939
BMW US Capital LLC
2.92%, 04/18/06[4]	695,785	695,785
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	2,365,670	2,365,330
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	1,809,042	1,808,973
Commodore CDO Ltd.
3.08%, 12/12/05	173,946	173,947
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	2,087,356	2,087,136
DEPFA Bank PLC
2.99%, 03/15/06	695,785	695,785
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	1,509,854	1,509,925
Fairway Finance LLC
2.94%, 06/20/05	347,893	347,888
Fifth Third Bancorp
2.98%, 02/23/06[4]	1,391,570	1,391,570
Five Finance Inc.
3.01%, 02/27/06[4]	347,893	347,930
General Electric Capital Corp.
3.01%, 05/09/06	313,103	313,482
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	200,172	200,172
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	452,260	452,260
Hartford Life Global Funding Trust
2.94%, 04/15/06	695,785	695,785
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	2,087,356	2,087,355

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2005

Security	Principal	Value
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	$3,131,034	$3,131,090
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	730,574	730,575
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	1,461,149	1,461,702
Lothian Mortgages PLC
3.01%, 01/24/06[4]	1,043,678	1,043,678
Marshall & Ilsley Corp.
3.09%, 02/20/06	695,785	696,455
MetLife Global Funding I
2.86%, 05/05/06[4]	1,043,678	1,043,678
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	1,739,463	1,739,388
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	2,574,405	2,574,854
Norddeutsche Landesbank
3.11%, 07/27/05	695,785	695,728
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	2,087,356	2,087,355
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	2,470,038	2,470,038
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	944,528	944,234
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	382,682	382,609
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	3,548,505	3,548,612
Societe Generale
2.99%, 03/30/06	591,417	591,236
SunTrust Bank
3.17%, 04/28/06	1,043,678	1,043,678

Security	Shares or Principal	Value
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	$1,885,578	$1,885,525
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	1,895,271	1,895,272
Wells Fargo & Co.
2.92%, 05/15/06[4]	347,893	347,936
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	2,435,248	2,435,093
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	2,984,919	2,984,721
Windmill Funding Corp.
2.78%, 05/03/05	487,050	487,012
Winston Funding Ltd.
3.22%, 07/23/05[4]	496,791	496,791
World Savings Bank
2.86%, 09/09/05	243,525	243,516

		56,013,865

MONEY MARKET FUNDS – 0.60%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	2,783,141	2,783,141
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	1,287,290	1,287,290
BlackRock Temp Cash Money Market Fund[3]	100,790	100,790
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	281,904	281,904

		4,453,125

REPURCHASE AGREEMENTS[3] – 4.31%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $17,398,935 and an effective yield of 2.97%.[6]	$17,394,630	17,394,630

68	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2005

Security	Principal	Value
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $8,460,543 and effective yields of 2.96% - 3.00%.[6]	$8,458,452	$8,458,452
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $5,907,616 and effective yields of 2.96% - 3.00%.[6]	5,906,152	5,906,152

		31,759,234

TIME DEPOSITS[3] – 2.82%
American Express Centurion Bank
3.00%, 05/25/05	1,739,463	1,739,463
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	1,008,889	1,008,888
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	974,099	974,099
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	904,521	904,521
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	1,356,781	1,356,785
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	1,217,624	1,217,624
HBOS Treasury Services PLC
3.39%, 12/14/05	417,471	417,471
Natexis Banques
2.98%, 08/18/05	695,785	695,785
Norddeutsche Landesbank
2.11%, 06/07/05	695,785	695,772
Societe Generale
2.81%, 05/03/05	487,050	487,050
SunTrust Bank
2.68%, 05/03/05	695,785	695,783
Svenska Handelsbanken AB
3.00%, 06/20/05	347,893	347,893
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	2,122,145	2,122,096
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	556,628	556,623
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	4,487,815	4,487,816
Wells Fargo Bank N.A.
3.04%, 06/29/05	2,087,356	2,087,356
World Savings Bank
2.75%, 05/03/05	974,099	974,099

		20,769,124

U.S. GOVERNMENT AGENCY NOTES[3] – 0.19%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	346,870	346,295
Federal National Mortgage Association
2.33%, 07/22/05	1,043,678	1,038,219

		1,384,514

TOTAL SHORT-TERM INVESTMENTS (Cost: $155,718,888)		155,718,888

TOTAL INVESTMENTS IN SECURITIES – 120.94% (Cost: $912,819,634)		891,066,889
Other Assets, Less Liabilities – (20.94%)		(154,283,500)

NET ASSETS – 100.00%		$736,783,389

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.21%
Getty Images Inc.[1]	1,018	$72,838
Lamar Advertising Co.[1]	337	12,597

		85,435

AEROSPACE & DEFENSE – 1.24%
Boeing Co. (The)	527	31,367
Raytheon Co.	1,020	38,362
Rockwell Collins Inc.	631	28,950
United Technologies Corp.	4,092	416,238

		514,917

AIRLINES – 0.47%
JetBlue Airways Corp.[1]	236	4,732
Southwest Airlines Co.	12,772	190,047

		194,779

APPAREL – 0.12%
Nike Inc. Class B	393	30,186
Reebok International Ltd.	219	8,894
Timberland Co. Class A1	158	10,910

		49,990

AUTO MANUFACTURERS – 0.11%
Ford Motor Co.	5,122	46,661

		46,661

AUTO PARTS & EQUIPMENT – 0.11%
Cooper Tire & Rubber Co.	236	4,118
Delphi Corp.	12,562	41,455

		45,573

BANKS – 12.87%
Bank of America Corp.	25,427	1,145,232
Bank of Hawaii Corp.	202	9,565
Comerica Inc.	2,719	155,690
First Horizon National Corp.	11,339	470,909
M&T Bank Corp.	4,038	417,731
Northern Trust Corp.	3,055	137,567
PNC Financial Services Group	4,782	254,546
Regions Financial Corp.	1,842	61,689
State Street Corp.	1,572	72,674
TD Banknorth Inc.[1]	13,681	421,375
U.S. Bancorp	3,745	104,486
Wells Fargo & Co.	35,211	2,110,547

		5,362,011

BEVERAGES – 0.01%
Coca-Cola Enterprises Inc.	298	6,049

		6,049

BIOTECHNOLOGY – 2.83%
Amgen Inc.[1]	11,394	663,245
Biogen Idec Inc.[1]	1,138	41,241
Genentech Inc.[1]	4,650	329,871
Genzyme Corp.[1]	698	40,910
Millipore Corp.[1]	2,047	98,706
Nektar Therapeutics[1]	272	3,879

		1,177,852

BUILDING MATERIALS – 0.16%
Florida Rock Industries Inc.	1,140	66,211

		66,211

CHEMICALS – 2.66%
Ecolab Inc.	18,115	592,542
Praxair Inc.	5,651	264,636
Rohm & Haas Co.	5,764	251,656

		1,108,834

COMMERCIAL SERVICES – 0.24%
BearingPoint Inc.[1]	852	5,274
Convergys Corp.[1]	562	7,284
Deluxe Corp.	906	36,177
Laureate Education Inc.[1]	219	9,728
Paychex Inc.	680	20,808
Service Corp. International	1,077	7,582
ServiceMaster Co. (The)	951	12,201

		99,054

COMPUTERS – 2.45%
Apple Computer Inc.[1]	2,687	96,893
Cadence Design Systems Inc.[1]	918	12,852
Electronic Data Systems Corp.	2,456	47,524
EMC Corp.[1]	2,802	36,762
Hewlett-Packard Co.	29,141	596,516
Lexmark International Inc.[1]	785	54,518
Maxtor Corp.[1]	1,034	5,015
National Instruments Corp.	3,107	66,925
Network Appliance Inc.[1]	1,088	28,973
Sun Microsystems Inc.[1]	11,305	41,037
SunGard Data Systems Inc.[1]	1,071	35,771

		1,022,786

70	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2005

Security	Shares	Value
COSMETICS & PERSONAL CARE – 4.58%
Avon Products Inc.	7,452	$298,676
Gillette Co. (The)	4,219	217,869
Procter & Gamble Co.	25,737	1,393,659

		1,910,204

DISTRIBUTION & WHOLESALE – 0.37%
Fastenal Co.	2,848	152,539

		152,539

DIVERSIFIED FINANCIAL SERVICES – 7.10%
Chicago Mercantile Exchange Holdings Inc.	32	6,257
Doral Financial Corp.	2,347	32,975
Federal Home Loan Mortgage Corp.	9,344	574,843
Federal National Mortgage Association	19,134	1,032,279
Instinet Group Inc.[1]	1,306	6,857
MBNA Corp.	16,538	326,626
Nuveen Investments Inc. Class A	24,893	846,113
Schwab (Charles) Corp. (The)	5,291	54,762
SLM Corp.	1,623	77,320

		2,958,032

ELECTRIC – 0.37%
Calpine Corp.[1]	2,058	3,684
Northeast Utilities	459	8,404
Pinnacle West Capital Corp.	1,218	51,034
Reliant Energy Inc.[1]	873	8,878
TXU Corp.	938	80,471

		152,471

ELECTRONICS – 0.96%
Agilent Technologies Inc.[1]	1,989	41,272
Applera Corp. - Applied Biosystems Group	1,306	27,687
Arrow Electronics Inc.[1]	5,289	128,734
Avnet Inc.[1]	729	13,771
PerkinElmer Inc.	443	8,196
Sanmina-SCI Corp.[1]	1,718	6,889
Thermo Electron Corp.[1]	6,898	172,312

		398,861

FOOD – 3.41%
General Mills Inc.	21,928	1,083,243
SUPERVALU Inc.	1,072	33,832
Whole Foods Market Inc.	3,044	303,548

		1,420,623

FOREST PRODUCTS & PAPER – 0.17%
International Paper Co.	984	33,741
Temple-Inland Inc.	1,150	38,813

		72,554

HEALTH CARE - PRODUCTS – 5.61%
Baxter International Inc.	18,141	673,031
Edwards Lifesciences Corp.[1]	290	12,772
Guidant Corp.	3,320	245,946
Johnson & Johnson	14,195	974,203
Medtronic Inc.	5,862	308,927
Zimmer Holdings Inc.[1]	1,522	123,921

		2,338,800

HEALTH CARE - SERVICES – 0.75%
Aetna Inc.	374	27,440
PacifiCare Health Systems Inc.[1]	937	55,995
UnitedHealth Group Inc.	1,026	96,967
WellPoint Inc.[1]	1,029	131,455

		311,857

HOME BUILDERS – 0.14%
Centex Corp.	96	5,541
D.R. Horton Inc.	1,373	41,877
Pulte Homes Inc.	156	11,146

		58,564

HOME FURNISHINGS – 1.14%
Harman International Industries Inc.	151	11,866
Whirlpool Corp.	7,479	464,147

		476,013

HOUSEHOLD PRODUCTS & WARES – 0.17%
Avery Dennison Corp.	1,384	72,452

		72,452

INSURANCE – 5.58%
CIGNA Corp.	995	91,520
Cincinnati Financial Corp.	9,076	365,218
Hartford Financial Services Group Inc.	2,765	200,103
MBIA Inc.	1,464	76,684
Nationwide Financial Services Inc.	6,742	238,869
Principal Financial Group Inc.	1,074	41,972
Prudential Financial Inc.	4,072	232,715
SAFECO Corp.	3,410	179,605
St. Paul Travelers Companies Inc.	24,243	867,899

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2005

Security	Shares	Value
UNUMProvident Corp.	1,069	$17,874
Wesco Financial Corp.	28	10,584

		2,323,043

INTERNET – 1.76%
Amazon.com Inc.[1]	3,321	107,468
eBay Inc.[1]	4,185	132,790
Google Inc. Class A1	536	117,920
IAC/InterActiveCorp[1]	1,753	38,110
Symantec Corp.[1]	7,522	141,263
Yahoo! Inc.[1]	5,718	197,328

		734,879

INVESTMENT COMPANIES – 0.09%
Allied Capital Corp.	1,374	37,785

		37,785

IRON & STEEL – 0.20%
Allegheny Technologies Inc.	394	8,826
Nucor Corp.	814	41,595
United States Steel Corp.	749	32,027

		82,448

LEISURE TIME – 0.02%
Sabre Holdings Corp.	440	8,606

		8,606

LODGING – 0.88%
Caesars Entertainment Inc.[1]	1,034	20,628
Marriott International Inc. Class A	5,516	346,129

		366,757

MACHINERY – 0.87%
Cummins Inc.	2,880	195,840
Deere & Co.	954	59,663
Graco Inc.	3,157	106,612

		362,115

MANUFACTURING – 4.50%
Donaldson Co. Inc.	2,921	86,900
Eastman Kodak Co.	935	23,375
General Electric Co.	25,385	918,937
SPX Corp.	1,023	39,580
3M Co.	10,548	806,606

		1,875,398

MEDIA – 3.87%
Comcast Corp. Class A1	10,938	351,219
Liberty Media Corp. Class A	8,912	89,477
Liberty Media International Inc. Class A1	66	2,737
New York Times Co. Class A	12,184	406,458
Radio One Inc. Class D1	290	3,790
Sirius Satellite Radio Inc.[1]	5,881	27,994
UnitedGlobalCom Inc. Class A1	965	8,637
Univision Communications Inc. Class A1	13,827	363,512
Washington Post Co. (The) Class B	416	359,528

		1,613,352

METAL FABRICATE & HARDWARE – 0.22%
Worthington Industries Inc.	5,615	91,300

		91,300

MINING – 0.01%
Alcoa Inc.	195	5,659

		5,659

OFFICE & BUSINESS EQUIPMENT – 1.55%
IKON Office Solutions Inc.	562	4,861
Pitney Bowes Inc.	8,447	377,750
Xerox Corp.[1]	19,783	262,125

		644,736

OFFICE FURNISHINGS – 0.15%
Herman Miller Inc.	2,172	62,119

		62,119

OIL & GAS – 5.75%
Apache Corp.	3,938	221,670
Chesapeake Energy Corp.	883	16,989
ChevronTexaco Corp.	5,594	290,888
Devon Energy Corp.	1,463	66,084
EOG Resources Inc.	1,376	65,429
Exxon Mobil Corp.	17,052	972,476
Newfield Exploration Co.[1]	1,149	81,613
Noble Corp.	1,136	57,822
Noble Energy Inc.	1,241	79,573
Patina Oil & Gas Corp.	1,504	57,754
Pioneer Natural Resources Co.	6,080	247,213
Pride International Inc.[1]	473	10,548
Transocean Inc.[1]	825	38,255
Valero Energy Corp.	2,287	156,728
XTO Energy Inc.	1,155	34,846

		2,397,888

72	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2005

Security	Shares	Value
OIL & GAS SERVICES – 0.35%
Schlumberger Ltd.	443	$30,306
Smith International Inc.	1,885	109,669
Tidewater Inc.	190	6,549

		146,524

PHARMACEUTICALS – 3.76%
American Pharmaceutical Partners Inc.[1]	231	12,040
Bristol-Myers Squibb Co.	25,058	651,508
Caremark Rx Inc.[1]	341	13,657
Eon Labs Inc.[1]	172	5,139
Forest Laboratories Inc.[1]	1,904	67,935
Lilly (Eli) & Co.	82	4,795
Medco Health Solutions Inc.[1]	938	47,810
Merck & Co. Inc.	6,431	218,011
OSI Pharmaceuticals Inc.[1]	154	7,290
Pfizer Inc.	19,660	534,162
VCA Antech Inc.[1]	118	2,747

		1,565,094

PIPELINES – 0.36%
Kinder Morgan Inc.	1,950	149,097

		149,097

REAL ESTATE INVESTMENT TRUSTS – 0.78%
Duke Realty Corp.	444	13,586
General Growth Properties Inc.	6,264	244,985
HRPT Properties Trust	698	8,202
Mills Corp.	151	8,628
Trizec Properties Inc.	36	720
Weingarten Realty Investors	1,410	50,774

		326,895

RETAIL – 3.53%
Barnes & Noble Inc.[1]	237	8,437
Bed Bath & Beyond Inc.[1]	1,040	38,698
Borders Group Inc.	282	6,822
CVS Corp.	1,193	61,535
Darden Restaurants Inc.	983	29,490
Dollar General Corp.	6,848	139,357
Family Dollar Stores Inc.	3,366	90,815
Gap Inc. (The)	6,279	134,057
Lowe’s Companies Inc.	271	14,122
McDonald’s Corp.	1,188	34,820
Nordstrom Inc.	1,088	55,303
Office Depot Inc.[1]	1,104	21,616
PETsMART Inc.	2,048	54,579
Ruby Tuesday Inc.	290	6,525
Staples Inc.	19,435	370,625
Starbucks Corp.[1]	5,710	282,759
Target Corp.	18	835
TJX Companies Inc.	1,841	41,699
Toys R Us Inc.[1]	747	18,936
Wendy’s International Inc.	1,379	59,200

		1,470,230

SAVINGS & LOANS – 1.66%
Golden West Financial Corp.	1,234	76,915
Sovereign Bancorp Inc.	2,023	41,613
Washington Mutual Inc.	13,874	573,274

		691,802

SEMICONDUCTORS – 4.06%
Advanced Micro Devices Inc.[1]	326	4,639
Agere Systems Inc. Class B1	3,128	3,691
Altera Corp.[1]	54	1,119
Applied Materials Inc.[1]	9,320	138,588
Atmel Corp.[1]	1,650	3,812
Intel Corp.	48,481	1,140,273
Lam Research Corp.[1]	379	9,721
LSI Logic Corp.[1]	1,260	6,754
Microchip Technology Inc.	1,770	50,410
Micron Technology Inc.[1]	1,732	16,818
Rambus Inc.[1]	354	5,034
Texas Instruments Inc.	9,639	240,589
Xilinx Inc.	2,635	70,987

		1,692,435

SOFTWARE – 6.52%
Acxiom Corp.	326	6,194
Adobe Systems Inc.	1,931	114,837
Autodesk Inc.	3,211	102,206
Automatic Data Processing Inc.	20	869
BEA Systems Inc.[1]	20,537	141,705
BMC Software Inc.[1]	806	13,057
Citrix Systems Inc.[1]	458	10,305
Compuware Corp.[1]	1,550	9,223
Electronic Arts Inc.[1]	2,996	159,956

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2005

Security	Shares	Value
Microsoft Corp.	60,646	$1,534,344
NAVTEQ Corp.[1]	1,312	47,783
Novell Inc.[1]	5,035	29,757
Oracle Corp.[1]	17,844	206,277
Pixar Inc.[1]	6,664	304,811
Red Hat Inc.[1]	508	5,461
Siebel Systems Inc.[1]	1,667	15,003
Total System Services Inc.	680	16,714

		2,718,502

TELECOMMUNICATIONS – 4.43%
ADC Telecommunications Inc.[1]	3,092	7,019
American Tower Corp. Class A1	728	12,543
AT&T Corp.	3,491	66,783
Avaya Inc.[1]	1,225	10,633
BellSouth Corp.	972	25,748
CIENA Corp.[1]	2,602	5,985
Cisco Systems Inc.[1]	33,786	583,822
Corning Inc.[1]	3,963	54,491
Crown Castle International Corp.[1]	819	13,210
JDS Uniphase Corp.[1]	5,132	7,595
Juniper Networks Inc.[1]	1,800	40,662
Level 3 Communications Inc.[1,2]	1,940	3,511
Lucent Technologies Inc.[1]	21,264	51,672
Motorola Inc.	10,978	168,403
Nextel Communications Inc. Class A1	4,151	116,187
Nextel Partners Inc. Class A1	1,055	24,814
Plantronics Inc.	631	19,870
QUALCOMM Inc.	1,871	65,279
Tellabs Inc.[1]	17,949	139,284
3Com Corp.[1]	1,714	5,399
United States Cellular Corp.[1]	238	10,996
Verizon Communications Inc.	11,553	413,597

		1,847,503

TRANSPORTATION – 0.75%
FedEx Corp.	3,676	312,276

		312,276

TOTAL COMMON STOCKS (Cost: $42,252,533)		41,629,565

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.04%

COMMERCIAL PAPER[3] – 0.00%
Miscellaneous securities
2.26% - 3.15%, 05/02/05 - 09/15/05	$94	$96

		96

FLOATING RATE NOTES[3] – 0.00%
Miscellaneous securities
2.74% - 3.22%, 05/03/05 - 05/15/06	150	158

		158

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,4]	7	7
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4]	15,407	15,407
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	1	1

		15,415

REPURCHASE AGREEMENTS[3] – 0.00%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $47 and an effective yield of 2.97%.[5]	$47	47
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $24 and effective yields of 2.96% - 3.00%.[5]	24	24
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $16 and effective yields of 2.96% - 3.00%.[5]	16	16

		87

74	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2005

Security	Principal	Value
TIME DEPOSITS[3] – 0.00%
Miscellaneous securities
1.77% - 3.40%, 05/02/05 - 12/15/05	$56	$59

		59

U.S. GOVERNMENT AGENCY NOTES[3] – 0.00%
Miscellaneous securities
2.06% - 2.33%, 05/31/05 - 07/22/05	4	4

		4

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,819)		15,819

TOTAL INVESTMENTS IN SECURITIES – 99.94% (Cost: $42,268,352)		41,645,384
Other Assets, Less Liabilities – 0.06%		23,385

NET ASSETS – 100.00%		$41,668,769

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 98.51%

REAL ESTATE INVESTMENT TRUSTS – 98.51%
AMB Property Corp.[1]	912,379	$35,573,657
Archstone-Smith Trust	1,390,311	50,009,487
Arden Realty Group Inc.[1]	719,159	25,666,785
AvalonBay Communities Inc.[1]	690,703	49,730,616
Boston Properties Inc.[1]	1,035,966	68,860,660
Camden Property Trust	112,038	5,713,938
CarrAmerica Realty Corp.[1]	654,233	21,615,858
Catellus Development Corp.[1]	708,991	19,639,051
CenterPoint Properties Trust[1]	292,768	12,064,969
Cousins Properties Inc.[1]	541,488	14,620,176
Developers Diversified Realty Corp.[1]	614,305	26,071,104
Duke Realty Corp.[1]	277,093	8,479,046
Equity Office Properties Trust	3,673,807	115,614,706
Equity Residential	1,790,901	61,517,449
Essex Property Trust Inc.[1]	163,689	12,432,180
Federal Realty Investment Trust[1]	102,163	5,465,720
General Growth Properties Inc.[1]	1,230,750	48,134,632
Health Care Property Investors Inc.	289,554	7,424,165
Healthcare Realty Trust Inc.[1]	158,079	6,103,430
Hospitality Properties Trust	156,934	6,556,703
Host Marriott Corp.[1]	3,216,493	54,101,412
Kimco Realty Corp.[1]	1,072,335	59,396,636
Liberty Property Trust	951,596	37,902,069
Macerich Co. (The)[1]	330,371	19,921,371
Mack-Cali Realty Corp.	299,510	13,175,445
Mills Corp.[1]	570,866	32,619,283
New Plan Excel Realty Trust Inc.[1]	245,374	6,333,103
Pan Pacific Retail Properties Inc.	409,705	24,754,376
Prentiss Properties Trust[1]	166,513	5,531,562
ProLogis	984,752	38,986,332
Public Storage Inc.[1]	1,159,286	68,050,088
Realty Income Corp.[1]	280,529	6,763,554
Reckson Associates Realty Corp.[1]	890,318	28,712,755
Regency Centers Corp.	632,911	33,322,764
Simon Property Group Inc.	1,729,294	114,254,455
SL Green Realty Corp.	422,344	25,762,984
Vornado Realty Trust[1]	1,180,826	90,274,148
Weingarten Realty Investors[1]	487,148	17,542,200

TOTAL COMMON STOCKS (Cost: $1,129,344,959)		1,278,698,869

Security	Shares or Principal	Value
EXCHANGE-TRADED FUNDS – 0.86%
streetTRACKS Wilshire REIT Index Fund[1]	61,000	$11,169,100

TOTAL EXCHANGE-TRADED FUNDS (Cost: $15,229,412)		11,169,100

SHORT-TERM INVESTMENTS – 15.99%

COMMERCIAL PAPER[2] – 4.28%
Alpine Securitization Corp.
2.80%, 05/04/05	$2,673,073	2,672,657
Amstel Funding Corp.
2.95%, 08/19/05	388,493	385,015
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	1,056,144	1,055,073
ANZ National Bank Ltd.
2.94%, 08/15/05	467,320	463,320
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	1,401,961	1,398,316
Bryant Park Funding LLC
2.75%, 05/03/05	186,928	186,914
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	3,099,727	3,098,944
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	1,168,301	1,160,675
Chariot Funding LLC
2.99%, 05/20/05	222,220	221,888
Charta LLC
2.99%, 06/16/05 - 06/21/05	1,962,746	1,954,990
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	3,317,975	3,313,937
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	1,729,086	1,724,926
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	1,635,622	1,632,979

76	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2005

Security	Principal	Value
DEPFA Bank PLC
2.28%, 05/03/05	$467,320	$467,291
Deutsche Bank Financial LLC
2.80%, 05/03/05	2,803,923	2,803,705
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	3,177,779	3,169,818
Fairway Finance LLC
3.15%, 09/15/05	831,410	821,516
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	1,872,525	1,870,289
Ford Credit Auto Receivables
2.74%, 05/04/05	457,974	457,904
Fortis Funding LLC
2.35%, 05/09/05	1,308,497	1,307,899
Gemini Securitization Corp.
3.02%, 06/27/05	93,464	93,025
General Electric Capital Corp.
2.74%, 07/07/05	467,320	464,973
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	2,056,210	2,053,410
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	2,803,923	2,776,741
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	3,772,959	3,765,425
Kitty Hawk Funding Corp.
2.88%, 05/04/05	705,794	705,681
Moat Funding LLC
2.74%, 05/02/05	654,249	654,249
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	1,215,033	1,214,866
Nordea North America Inc.
2.74%, 07/11/05	467,320	464,831
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	607,517	606,266
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	1,510,856	1,509,324
Santander Central Hispano
2.75%, 07/08/05	1,168,301	1,162,333
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	2,757,452	2,752,891
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	3,224,511	3,224,340
Sydney Capital Corp.
2.81%, 05/04/05	308,432	308,383
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	2,570,263	2,569,135
UBS Finance (Delaware)
2.79%, 05/04/05	747,713	747,597
Windmill Funding Corp.
2.80%, 05/04/05	288,804	288,759

		55,530,285

FLOATING RATE NOTES[2] – 5.79%
Allstate Life Global Funding II
2.91%, 03/08/06[3]	429,935	429,947
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	3,271,243	3,271,696
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	607,517	607,398
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[3]	3,589,021	3,589,186
BMW US Capital LLC
2.92%, 04/18/06[3]	934,641	934,641
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	3,177,779	3,177,321

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2005

Security	Principal	Value
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[3]	$2,430,066	$2,429,974
Commodore CDO Ltd.
3.08%, 12/12/05	233,660	233,660
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	2,803,923	2,803,628
DEPFA Bank PLC
2.99%, 03/15/06	934,641	934,641
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[3]	2,028,171	2,028,267
Fairway Finance LLC
2.94%, 06/20/05	467,320	467,314
Fifth Third Bancorp
2.98%, 02/23/06[3]	1,869,282	1,869,282
Five Finance Inc.
3.01%, 02/27/06[3]	467,320	467,371
General Electric Capital Corp.
3.01%, 05/09/06	420,588	421,098
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	268,889	268,889
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	607,517	607,517
Hartford Life Global Funding Trust
2.94%, 04/15/06	934,641	934,641
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	2,803,923	2,803,923
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[3]	4,205,884	4,205,961
Leafs LLC
2.99%, 01/20/06 - 02/21/06[3]	981,373	981,373
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[3]	1,962,746	1,963,489
Lothian Mortgages PLC
3.01%, 01/24/06[3]	1,401,961	1,401,961
Marshall & Ilsley Corp.
3.09%, 02/20/06	934,641	935,541
MetLife Global Funding I
2.86%, 05/05/06[3]	1,401,961	1,401,961
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	2,336,602	2,336,503
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[3]	3,458,172	3,458,775
Norddeutsche Landesbank
3.11%, 07/27/05	934,641	934,563
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[3]	2,803,923	2,803,923
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	3,317,975	3,317,975
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	1,268,775	1,268,379
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[3]	514,053	513,955
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[3]	4,766,669	4,766,811
Societe Generale
2.99%, 03/30/06	794,445	794,201
SunTrust Bank
3.17%, 04/28/06	1,401,961	1,401,961
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[3]	2,532,877	2,532,805
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	2,545,898	2,545,898
Wells Fargo & Co.
2.92%, 05/15/06[3]	467,320	467,379
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[3]	3,271,243	3,271,034

78	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[3]	$4,009,610	$4,009,343
Windmill Funding Corp.
2.78%, 05/03/05	654,249	654,198
Winston Funding Ltd.
3.22%, 07/23/05[3]	667,334	667,334
World Savings Bank
2.86%, 09/09/05	327,124	327,113

		75,242,830

MONEY MARKET FUNDS – 0.34%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[2,4]	3,738,564	3,738,564
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4]	194,603	194,603
BlackRock Temp Cash Money Market Fund[2]	135,390	135,390
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	378,678	378,678

		4,447,235

REPURCHASE AGREEMENTS[2] – 3.29%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $23,371,808 and an effective yield of 2.97%.[5]	$23,366,025	23,366,025
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $11,364,959 and effective yields of 2.96% - 3.00%.[5]	11,362,150	11,362,150
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $7,935,637 and effective yields of 2.96% - 3.00%.[5]	7,933,671	7,933,671

		42,661,846

Security	Principal	Value
TIME DEPOSITS[2] – 2.15%
American Express Centurion Bank
3.00%, 05/25/05	$2,336,602	$2,336,602
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	1,355,229	1,355,229
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,308,497	1,308,497
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,215,033	1,215,033
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	1,822,550	1,822,554
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	1,635,622	1,635,622
HBOS Treasury Services PLC
3.39%, 12/14/05	560,785	560,785
Natexis Banques
2.98%, 08/18/05	934,641	934,641
Norddeutsche Landesbank
2.11%, 06/07/05	934,641	934,623
Societe Generale
2.81%, 05/03/05	654,249	654,249
SunTrust Bank
2.68%, 05/03/05	934,641	934,638
Svenska Handelsbanken AB
3.00%, 06/20/05	467,320	467,320
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	2,850,655	2,850,590
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	747,713	747,705
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	6,028,434	6,028,433
Wells Fargo Bank N.A.
3.04%, 06/29/05	2,803,923	2,803,923

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2005

Security	Principal	Value
World Savings Bank
2.75%, 05/03/05	$1,308,497	$1,308,497

		27,898,941

U.S. GOVERNMENT AGENCY NOTES[2] – 0.14%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	465,947	465,173
Federal National Mortgage Association
2.33%, 07/22/05	1,401,961	1,394,627

		1,859,800

TOTAL SHORT-TERM INVESTMENTS (Cost: $207,640,937)		207,640,937

TOTAL INVESTMENTS IN SECURITIES – 115.36% (Cost: $1,352,215,308)		1,497,508,906
Other Assets, Less Liabilities – (15.36%)		(199,428,667)

NET ASSETS – 100.00%		$1,298,080,239

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

80	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2005

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund	Industrial Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$452,883,256	$452,460,131	$301,693,881	$311,690,712	$247,741,829

Affiliated issuers[a]	$1,237,610	$738,364	$798,312	$667,469	$369,627

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$445,848,936	$449,673,912	$271,637,863	$322,685,695	$253,743,797
Affiliated issuers[a]	1,237,610	738,364	798,312	667,469	369,627
Receivables:
Dividends and interest	224,566	585,604	43,420	717,277	125,696
Capital shares sold	—	35,086	—	—	—

Total Assets	447,311,112	451,032,966	272,479,595	324,070,441	254,239,120

LIABILITIES
Payables:
Investment securities purchased	441,619	—	298,988	240,754	—
Collateral for securities on loan (Note 5)	33,795,745	29,732,807	20,840,567	23,776,992	17,282,607
Investment advisory fees (Note 2)	219,478	196,110	128,157	146,086	118,380

Total Liabilities	34,456,842	29,928,917	21,267,712	24,163,832	17,400,987

NET ASSETS	$412,854,270	$421,104,049	$251,211,883	$299,906,609	$236,838,133

Net assets consist of:
Paid-in capital	$421,618,967	$431,507,948	$286,226,011	$291,616,296	$240,940,071
Undistributed net investment income	429,693	351,487	—	912,636	3,482
Accumulated net realized loss	(2,160,070)	(7,969,167)	(4,958,110)	(3,617,306)	(10,107,388)
Net unrealized appreciation (depreciation)	(7,034,320)	(2,786,219)	(30,056,018)	10,994,983	6,001,968

NET ASSETS	$412,854,270	$421,104,049	$251,211,883	$299,906,609	$236,838,133

Shares outstanding	8,750,000	8,200,000	4,500,000	3,300,000	4,450,000

Net asset value per share	$47.18	$51.35	$55.82	$90.88	$53.22

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $32,684,878, $28,837,770, $20,155,906, $23,119,696 and $16,814,094, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2005

	iShares Dow Jones U.S.		iShares KLD	iShares Cohen & Steers
	Financial Services Index Fund	Real Estate Index Fund	Select Social Index Fund	Realty Majors Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$147,601,529	$908,749,203	$42,252,938	$1,348,282,141

Affiliated issuers[a]	$324,567	$4,070,431	$15,414	$3,933,167

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$151,678,059	$886,996,458	$41,629,970	$1,493,575,739
Affiliated issuers[a]	324,567	4,070,431	15,414	3,933,167
Receivables:
Dividends and interest	442,253	964,993	40,635	507,078
Capital shares sold	—	59,017	—	17,829,472

Total Assets	152,444,879	892,090,899	41,686,019	1,515,845,456

LIABILITIES
Payables:
Investment securities purchased	172,761	—	—	9,975,107
Collateral for securities on loan (Note 5)	10,558,240	154,431,598	412	207,446,334
Capital shares redeemed	—	477,857	—	—
Investment advisory fees (Note 2)	69,131	398,055	16,838	343,776

Total Liabilities	10,800,132	155,307,510	17,250	217,765,217

NET ASSETS	$141,644,747	$736,783,389	$41,668,769	$1,298,080,239

Net assets consist of:
Paid-in capital	$139,624,910	$760,509,284	$42,371,329	$1,160,625,256
Undistributed net investment income	478,440	770,250	32,043	2,402,646
Accumulated net realized loss	(2,535,133)	(2,743,400)	(111,635)	(10,241,261)
Net unrealized appreciation (depreciation)	4,076,530	(21,752,745)	(622,968)	145,293,598

NET ASSETS	$141,644,747	$736,783,389	$41,668,769	$1,298,080,239

Shares outstanding	1,350,000	6,200,000	850,000	9,750,000

Net asset value per share	$104.92	$118.84	$49.02	$133.14

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $10,254,152, $150,178,759, $369 and $202,158,396, respectively. See Note 5.

See notes to financial statements.

82	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year Ended April 30, 2005

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund	Industrial Sector Index Fund
NET INVESTMENT INCOME
Dividends[a]	$7,638,957	$7,452,174	$1,694,126	$7,700,954	$3,489,614
Interest	—	—	—	—	140
Interest from affiliated issuers[b]	4,563	4,439	2,571	4,274	2,603
Securities lending income[c]	27,235	39,177	29,929	27,347	16,496

Total investment income	7,670,755	7,495,790	1,726,626	7,732,575	3,508,853

EXPENSES (Note 2)
Investment advisory fees	2,162,553	2,101,520	1,223,613	1,636,988	1,344,384

Total expenses	2,162,553	2,101,520	1,223,613	1,636,988	1,344,384

Net investment income	5,508,202	5,394,270	503,013	6,095,587	2,164,469

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,348,427)	(6,307,428)	(4,787,044)	(94,376)	(1,522,486)
In-kind redemptions	35,302,892	21,513,407	28,873,907	19,377,115	10,175,811

Net realized gain	33,954,465	15,205,979	24,086,863	19,282,739	8,653,325

Net change in unrealized appreciation (depreciation)	(9,314,312)	(24,167,411)	(26,690,705)	(11,947,039)	9,839,568

Net realized and unrealized gain (loss)	24,640,153	(8,961,432)	(2,603,842)	7,335,700	18,492,893

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,148,355	$(3,567,162)	$(2,100,829)	$13,431,287	$20,657,362

[a]	Net of foreign withholding tax of $—, $—, $—, $2,314 and $—, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Operations (Continued)

iSHARES® TRUST

Year Ended April 30, 2005

	iShares Dow Jones U.S.		iShares KLD	iShares Cohen & Steers
	Financial Services Index Fund	Real Estate Index Fund	Select Social Index Fund[a]	Realty Majors Index Fund
NET INVESTMENT INCOME
Dividends[b]	$3,445,456	$46,786,525	$115,444	$56,324,707
Interest from affiliated issuers[c]	1,826	17,549	139	36,135
Securities lending income[d]	7,299	441,938	20	98,940

Total investment income	3,454,581	47,246,012	115,603	56,459,782

EXPENSES (Note 2)
Investment advisory fees	741,206	4,764,324	34,773	3,715,531

Total expenses	741,206	4,764,324	34,773	3,715,531

Net investment income	2,713,375	42,481,688	80,830	52,744,251

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(118,785)	(16,010,910)	(111,645)	(23,087,827)
In-kind redemptions	4,269,897	143,333,876	95,982	145,549,867

Net realized gain (loss)	4,151,112	127,322,966	(15,663)	122,462,040

Net change in unrealized appreciation (depreciation)	(398,240)	17,799,022	(622,968)	134,162,314

Net realized and unrealized gain (loss)	3,752,872	145,121,988	(638,631)	256,624,354

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,466,247	$187,603,676	$(557,801)	$309,368,605

[a]	For the period from January 24, 2005 (commencement of operations) to April 30, 2005.
[b]	Net of foreign withholding tax of $1,514, $–, $16 and $–, respectively.
[c]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[d]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

84	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Goods Sector Index Fund		iShares Dow Jones U.S. Consumer Services Sector Index Fund
	For the year ended April 30, 2005	For the year ended April 30, 2004	For the year ended April 30, 2005	For the year ended April 30, 2004	For the year ended April 30, 2005	For the year ended April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,508,202	$4,057,186	$5,394,270	$2,258,812	$503,013	$296,106
Net realized gain (loss)	33,954,465	18,339,983	15,205,979	(112,901)	24,086,863	699,258
Net change in unrealized appreciation (depreciation)	(9,314,312)	12,741,111	(24,167,411)	38,413,496	(26,690,705)	27,215,745

Net increase (decrease) in net assets resulting from operations	30,148,355	35,138,280	(3,567,162)	40,559,407	(2,100,829)	28,211,109

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,489,061)	(3,869,236)	(5,260,253)	(2,371,901)	(502,432)	(296,106)
Return of capital	—	—	—	—	(49,826)	(8,787)

Total distributions to shareholders	(5,489,061)	(3,869,236)	(5,260,253)	(2,371,901)	(552,258)	(304,893)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	275,800,923	275,384,412	195,746,764	170,050,256	256,671,730	132,602,989
Cost of shares redeemed	(204,444,705)	(89,594,002)	(55,384,758)	(6,586,545)	(222,193,546)	(70,898,261)

Net increase in net assets from capital share transactions	71,356,218	185,790,410	140,362,006	163,463,711	34,478,184	61,704,728

INCREASE IN NET ASSETS	96,015,512	217,059,454	131,534,591	201,651,217	31,825,097	89,610,944

NET ASSETS:
Beginning of year	316,838,758	99,779,304	289,569,458	87,918,241	219,386,786	129,775,842

End of year	$412,854,270	$316,838,758	$421,104,049	$289,569,458	$251,211,883	$219,386,786

Undistributed net investment income included in net assets at end of year	$429,693	$410,552	$351,487	$230,289	$—	$—

SHARES ISSUED AND REDEEMED:
Shares sold	5,700,000	6,650,000	3,750,000	3,500,000	4,400,000	2,500,000
Shares redeemed	(4,450,000)	(2,050,000)	(1,100,000)	(150,000)	(3,850,000)	(1,400,000)

Net increase in shares outstanding	1,250,000	4,600,000	2,650,000	3,350,000	550,000	1,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Financial Sector Index Fund		iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	For the year ended April 30, 2005	For the year ended April 30, 2004	For the year ended April 30, 2005	For the year ended April 30, 2004	For the year ended April 30, 2005	For the year ended April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,095,587	$4,332,816	$2,164,469	$1,277,272	$2,713,375	$2,175,468
Net realized gain (loss)	19,282,739	(148,655)	8,653,325	10,965,150	4,151,112	10,113,638
Net change in unrealized appreciation (depreciation)	(11,947,039)	32,124,797	9,839,568	15,562,180	(398,240)	5,539,065

Net increase in net assets resulting from operations	13,431,287	36,308,958	20,657,362	27,804,602	6,466,247	17,828,171

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,424,584)	(3,894,471)	(2,160,204)	(1,283,480)	(2,559,210)	(2,073,172)
Return of capital	—	—	—	(11,324)	—	—

Total distributions to shareholders	(5,424,584)	(3,894,471)	(2,160,204)	(1,294,804)	(2,559,210)	(2,073,172)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	103,238,620	81,532,850	98,118,818	111,708,255	43,577,016	45,865,363
Cost of shares redeemed	(69,419,431)	(4,069,289)	(37,162,015)	(61,884,407)	(16,510,174)	(67,906,919)

Net increase (decrease) in net assets from capital share transactions	33,819,189	77,463,561	60,956,803	49,823,848	27,066,842	(22,041,556)

INCREASE (DECREASE) IN NET ASSETS	41,825,892	109,878,048	79,453,961	76,333,646	30,973,879	(6,286,557)

NET ASSETS:
Beginning of year	258,080,717	148,202,669	157,384,172	81,050,526	110,670,868	116,957,425

End of year	$299,906,609	$258,080,717	$236,838,133	$157,384,172	$141,644,747	$110,670,868

Undistributed net investment income included in net assets at end of year	$912,636	$597,453	$3,482	—	$478,440	$324,275

SHARES ISSUED AND REDEEMED:
Shares sold	1,100,000	950,000	1,900,000	2,450,000	400,000	450,000
Shares redeemed	(750,000)	(50,000)	(700,000)	(1,300,000)	(150,000)	(750,000)

Net increase (decrease) in shares outstanding	350,000	900,000	1,200,000	1,150,000	250,000	(300,000)

See notes to financial statements.

86	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares KLD Select Social Index Fund	iShares Cohen & Steers Realty Majors Index Fund
	For the year ended April 30, 2005	For the year ended April 30, 2004	For the period January 24, 2005[a] to April 30, 2005	For the year ended April 30, 2005	For the year ended April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$42,481,688	$19,345,350	$80,830	$52,744,251	$28,273,224
Net realized gain (loss)	127,322,966	54,520,373	(15,663)	122,462,040	25,127,626
Net change in unrealized appreciation (depreciation)	17,799,022	(35,483,332)	(622,968)	134,162,314	14,250,762

Net increase (decrease) in net assets resulting from operations	187,603,676	38,382,391	(557,801)	309,368,605	67,651,612

Undistributed net investment income included in the price of capital shares issued or redeemed	2,961,500	2,549,000	—	1,896,000	4,088,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,207,583)	(13,871,295)	(48,787)	(36,087,408)	(20,735,219)
Return of capital	(12,976,261)	(6,619,829)	—	(15,124,608)	(8,685,946)

Total distributions to shareholders	(42,183,844)	(20,491,124)	(48,787)	(51,212,016)	(29,421,165)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,511,485,079	697,487,703	44,782,472	855,953,443	537,632,626
Cost of shares redeemed	(4,342,172,184)	(494,041,553)	(2,507,115)	(542,372,029)	(123,236,692)

Net increase in net assets from capital share transactions	169,312,895	203,446,150	42,275,357	313,581,414	414,395,934

INCREASE IN NET ASSETS	317,694,227	223,886,417	41,668,769	573,634,003	456,714,381

NET ASSETS:
Beginning of period	419,089,162	195,202,745	—	724,446,236	267,731,855

End of period	$736,783,389	$419,089,162	$41,668,769	$1,298,080,239	$724,446,236

Undistributed net investment income included in net assets at end of period	$770,250	$290,001	$32,043	$2,402,646	$1,629,733

SHARES ISSUED AND REDEEMED:
Shares sold	40,500,000	7,150,000	900,000	6,950,000	5,250,000
Shares redeemed	(38,800,000)	(5,100,000)	(50,000)	(4,400,000)	(1,200,000)

Net increase in shares outstanding	1,700,000	2,050,000	850,000	2,550,000	4,050,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	87

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$42.25	$34.41	$39.99	$39.24	$36.04

Income from investment operations:
Net investment income	0.72	0.66	0.70	0.55	0.55
Net realized and unrealized gain (loss)	4.94	7.86	(5.62)	0.73	3.25

Total from investment operations	5.66	8.52	(4.92)	1.28	3.80

Less distributions from:
Net investment income	(0.73)	(0.68)	(0.66)	(0.53)	(0.53)
Net realized gain	—	—	—	—	(0.07)

Total distributions	(0.73)	(0.68)	(0.66)	(0.53)	(0.60)

Net asset value, end of period	$47.18	$42.25	$34.41	$39.99	$39.24

Total return	13.41%	24.85%	(12.30)%	3.38%	10.80%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$412,854	$316,839	$99,779	$57,989	$9,811
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.53%	1.70%	2.10%	1.42%	1.77%
Portfolio turnover rate[d]	6%	7%	6%	9%	16%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$52.17	$39.96	$47.91	$40.55	$40.83

Income from investment operations:
Net investment income	0.76	0.65	0.69	0.49	0.42
Net realized and unrealized gain (loss)	(0.82)	12.32	(8.04)	7.41	(0.39)

Total from investment operations	(0.06)	12.97	(7.35)	7.90	0.03

Less distributions from:
Net investment income	(0.76)	(0.76)	(0.60)	(0.54)	(0.31)

Total distributions	(0.76)	(0.76)	(0.60)	(0.54)	(0.31)

Net asset value, end of period	$51.35	$52.17	$39.96	$47.91	$40.55

Total return	(0.09)%	32.73%	(15.40)%	19.65%	0.06%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$421,104	$289,569	$87,918	$114,974	$14,192
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.54%	1.53%	1.57%	1.46%	1.21%
Portfolio turnover rate[d]	9%	5%	28%	8%	38%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$55.54	$45.54	$55.05	$59.88	$59.63

Income from investment operations:
Net investment income	0.15	0.10	0.05	0.02	0.09
Net realized and unrealized gain (loss)	0.29	10.00	(9.50)	(4.80)	0.45

Total from investment operations	0.44	10.10	(9.45)	(4.78)	0.54

Less distributions from:
Net investment income	(0.15)	(0.10)	(0.05)	—	(0.10)
Net realized gain	—	—	—	—	(0.19)
Return of capital	(0.01)	(0.00)[e]	(0.01)	(0.05)	—

Total distributions	(0.16)	(0.10)	(0.06)	(0.05)	(0.29)

Net asset value, end of period	$55.82	$55.54	$45.54	$55.05	$59.88

Total return	0.79%	22.21%	(17.17)%	(7.98)%	0.98%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$251,212	$219,387	$129,776	$129,362	$29,940
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[c]	0.25%	0.19%	0.11%	(0.05)%	0.16%
Portfolio turnover rate[d]	13%	6%	10%	4%	25%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

90	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$87.48	$72.29	$81.20	$81.78	$71.80

Income from investment operations:
Net investment income	1.95	1.65	1.31	1.11	1.77
Net realized and unrealized gain (loss)	3.22	15.09	(8.94)	(0.61)	10.17

Total from investment operations	5.17	16.74	(7.63)	0.50	11.94

Less distributions from:
Net investment income	(1.77)	(1.55)	(1.28)	(1.08)	(1.57)
Net realized gain	—	—	—	—	(0.39)

Total distributions	(1.77)	(1.55)	(1.28)	(1.08)	(1.96)

Net asset value, end of period	$90.88	$87.48	$72.29	$81.20	$81.78

Total return	5.89%	23.29%	(9.33)%	0.66%	16.69%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$299,907	$258,081	$148,203	$121,796	$57,249
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.23%	2.08%	1.94%	1.49%	1.46%
Portfolio turnover rate[d]	7%	7%	28%	4%	11%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$48.43	$38.60	$45.75	$53.99	$58.11

Income from investment operations:
Net investment income	0.49	0.39	0.38	0.29	0.22
Net realized and unrealized gain (loss)	4.79	9.84	(7.15)	(8.23)	(3.98)

Total from investment operations	5.28	10.23	(6.77)	(7.94)	(3.76)

Less distributions from:
Net investment income	(0.49)	(0.40)	(0.38)	(0.30)	(0.23)
Net realized gain	—	—	—	—	(0.13)
Return of capital	—	(0.00)[e]	—	—	—

Total distributions	(0.49)	(0.40)	(0.38)	(0.30)	(0.36)

Net asset value, end of period	$53.22	$48.43	$38.60	$45.75	$53.99

Total return	10.90%	26.56%	(14.75)%	(14.72)%	(6.46)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$236,838	$157,384	$81,051	$84,634	$45,891
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	0.97%	0.94%	1.03%	0.56%	0.44%
Portfolio turnover rate[d]	5%	3%	12%	27%	23%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

92	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$100.61	$83.54	$92.45	$93.67	$85.58

Income from investment operations:
Net investment income	2.22	2.12	1.41	1.22	1.29
Net realized and unrealized gain (loss)	4.25	16.93	(8.90)	(1.26)	8.10

Total from investment operations	6.47	19.05	(7.49)	(0.04)	9.39

Less distributions from:
Net investment income	(2.16)	(1.98)	(1.42)	(1.18)	(1.17)
Net realized gain	—	—	—	—	(0.13)

Total distributions	(2.16)	(1.98)	(1.42)	(1.18)	(1.30)

Net asset value, end of period	$104.92	$100.61	$83.54	$92.45	$93.67

Total return	6.44%	22.91%	(8.02)%	0.00%[e]	11.03%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$141,645	$110,671	$116,957	$60,092	$37,467
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.20%	2.08%	1.90%	1.46%	1.33%
Portfolio turnover rate[d]	7%	7%	41%	3%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$93.13	$79.67	$85.52	$77.21	$68.97

Income from investment operations:
Net investment income	5.14	4.98	5.04	4.56	3.51
Net realized and unrealized gain (loss)	25.68	13.84	(6.01)	8.71	7.51

Total from investment operations	30.82	18.82	(0.97)	13.27	11.02

Less distributions from:
Net investment income	(3.54)	(3.63)	(3.98)	(4.54)	(2.64)
Net realized gain	—	—	—	—	(0.14)
Return of capital	(1.57)	(1.73)	(0.90)	(0.42)	—

Total distributions	(5.11)	(5.36)	(4.88)	(4.96)	(2.78)

Net asset value, end of period	$118.84	$93.13	$79.67	$85.52	$77.21

Total return	33.62%	23.66%	(0.98)%	17.83%	16.32%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$736,783	$419,089	$195,203	$106,905	$54,049
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	5.35%	5.58%	6.40%	5.97%	6.37%
Portfolio turnover rate[d]	16%	20%	21%	10%	30%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

94	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares KLD Select Social Index Fund
Period from Jan. 24, 2005[a] to Apr. 30, 2005
Net asset value, beginning of period	$49.69

Income from investment operations:
Net investment income	0.18
Net realized and unrealized loss	(0.71)

Total from investment operations	(0.53)

Less distributions from:
Net investment income	(0.14)

Total distributions	(0.14)

Net asset value, end of period	$49.02

Total return	(1.07)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,669
Ratio of expenses to average net assets[c]	0.50%
Ratio of net investment income to average net assets[c]	1.16%
Portfolio turnover rate[d]	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jan. 29, 2001[a] to Apr. 30, 2001
Net asset value, beginning of period	$100.62	$84.99	$89.68	$80.09	$79.86

Income from investment operations:
Net investment income	5.81	5.26	4.59	4.79	1.11
Net realized and unrealized gain (loss)	32.42	15.87	(4.32)	9.98	(0.39)

Total from investment operations	38.23	21.13	0.27	14.77	0.72

Less distributions from:
Net investment income	(4.02)	(3.88)	(3.76)	(4.77)	(0.49)
Return of capital	(1.69)	(1.62)	(1.20)	(0.41)	—

Total distributions	(5.71)	(5.50)	(4.96)	(5.18)	(0.49)

Net asset value, end of period	$133.14	$100.62	$84.99	$89.68	$80.09

Total return	38.61%	24.97%	0.46%	19.05%	0.91%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,298,080	$724,446	$267,732	$89,684	$40,047
Ratio of expenses to average net assets[c]	0.35%	0.35%	0.35%[e]	0.35%	0.35%
Ratio of net investment income to average net assets[c]	4.97%	5.28%	6.17%[e]	5.80%	6.01%
Portfolio turnover rate[d]	28%	15%	13%	15%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Includes voluntary reimbursement from the investment adviser. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 6.16%, respectively.

See notes to financial statements.

96	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2005, the Trust offered 74 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector (formerly the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund), iShares Dow Jones U.S. Consumer Services Sector (formerly the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund), iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate, iShares KLD Select Social and the iShares Cohen & Steers Realty Majors Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act except for the iShares KLD Select Social Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

EQUALIZATION

The iShares Dow Jones U.S. Real Estate Index Fund and the iShares Cohen & Steers Realty Majors Index Fund use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2005, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Dow Jones U.S. Basic Materials Sector	$429,693	$(8,458,285)	$(736,105)	$(8,764,697)
Dow Jones U.S. Consumer Goods Sector	351,487	(3,774,021)	(6,981,365)	(10,403,899)
Dow Jones U.S. Consumer Services Sector	—	(31,044,368)	(3,969,760)	(35,014,128)
Dow Jones U.S. Financial Sector	649,107	9,435,300	(1,794,094)	8,290,313
Dow Jones U.S. Industrial Sector	3,482	2,850,588	(6,956,008)	(4,101,938)
Dow Jones U.S. Financial Services	478,440	2,774,269	(1,232,872)	2,019,837
Dow Jones U.S. Real Estate	—	(21,563,141)	(2,162,754)	(23,725,895)
KLD Select Social	32,043	(731,931)	(2,672)	(702,560)
Cohen & Steers Realty Majors	—	141,146,462	(3,691,479)	137,454,983

For the years ended April 30, 2005 and April 30, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

98	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2005.

From November 1, 2004 to April 30, 2005, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending April 30, 2006, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Dow Jones U.S. Consumer Goods Sector	$5,000,801
Dow Jones U.S. Consumer Services Sector	2,090,429
Dow Jones U.S. Industrial Sector	10,582
Dow Jones U.S. Financial Services	22,964
Dow Jones U.S. Real Estate	766,002
KLD Select Social	2,672
Cohen & Steers Realty Majors	3,172,411

The Funds had tax basis net capital loss carryforwards as of April 30, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Dow Jones U.S. Basic Materials Sector	$—	$47,909	$474,468	$213,728	$—	$736,105
Dow Jones U.S. Consumer Goods Sector	12,169	410,794	786,981	439,017	331,603	1,980,564
Dow Jones U.S. Consumer Services Sector	—	214,348	640,467	434,021	590,495	1,879,331
Dow Jones U.S. Financial Sector	—	—	399,360	1,394,734	—	1,794,094
Dow Jones U.S. Industrial Sector	—	1,834,072	1,969,601	—	3,141,753	6,945,426
Dow Jones U.S. Financial Services	—	—	373,238	836,670	—	1,209,908
Dow Jones U.S. Real Estate	—	—	818,229	205,504	373,019	1,396,752
Cohen & Steers Realty Majors	—	—	—	—	519,068	519,068

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended April 30, 2005, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended April 30, 2005 are disclosed in the Funds’ Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	99

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of April 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Basic Materials Sector	$455,544,831	$13,709,019	$(22,167,304)	$(8,458,285)
Dow Jones U.S. Consumer Goods Sector	454,186,297	22,415,447	(26,189,468)	(3,774,021)
Dow Jones U.S. Consumer Services Sector	303,480,543	1,985,447	(33,029,815)	(31,044,368)
Dow Jones U.S. Financial Sector	313,917,864	24,449,022	(15,013,722)	9,435,300
Dow Jones U.S. Industrial Sector	251,262,836	12,678,489	(9,827,901)	2,850,588
Dow Jones U.S. Financial Services	149,228,357	7,932,392	(5,158,123)	2,774,269
Dow Jones U.S. Real Estate	912,630,030	8,720,102	(30,283,243)	(21,563,141)
KLD Select Social	42,377,315	—	(731,931)	(731,931)
Cohen & Steers Realty Majors	1,356,362,444	141,351,351	(204,889)	141,146,462

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of April 30, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Basic Materials Sector	0.60%
Dow Jones U.S. Consumer Goods Sector	0.60
Dow Jones U.S. Consumer Services Sector	0.60
Dow Jones U.S. Financial Sector	0.60
Dow Jones U.S. Industrial Sector	0.60
Dow Jones U.S. Financial Services	0.60
Dow Jones U.S. Real Estate	0.60
KLD Select Social	0.50
Cohen & Steers Realty Majors	0.35

100	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended April 30, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$27,235
Dow Jones U.S. Consumer Goods Sector	39,177
Dow Jones U.S. Consumer Services Sector	29,929
Dow Jones U.S. Financial Sector	27,347
Dow Jones U.S. Industrial Sector	16,496
Dow Jones U.S. Financial Services	7,299
Dow Jones U.S. Real Estate	441,938
KLD Select Social	20
Cohen & Steers Realty Majors	98,940

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended April 30, 2005, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the year ended April 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first eleven months of the fiscal year ended April 30, 2005 and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last month of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	101

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the year ended April 30, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Dow Jones U.S. Basic Materials Sector
IMMF	259	23,728	23,358	629	$628,549	$4,563

Dow Jones U.S. Consumer Goods Sector
IMMF	68	23,369	23,234	203	202,524	4,439

Dow Jones U.S. Consumer Services Sector
IMMF	143	13,605	13,325	423	422,727	2,571

Dow Jones U.S. Financial Sector
IMMF	277	25,920	25,958	239	238,964	4,274

Dow Jones U.S. Industrial Sector
IMMF	51	13,818	13,811	58	58,163	2,603

Dow Jones U.S. Financial Services
IMMF	80	11,366	11,312	134	134,288	1,826

Dow Jones U.S. Real Estate
IMMF	498	144,261	143,472	1,287	1,287,290	17,549

KLD Select Social [a]
IMMF	—	1,263	1,248	15	15,407	139

Cohen & Steers Realty Majors
IMMF	593	304,314	304,712	195	194,603	36,135

[a]	The beginning of the period is January 24, 2005, the inception date of the Fund.

During the year ended April 30, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of April 30, 2005, certain trustees and officers of the Trust are also officers of BGI.

102	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended April 30, 2005 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$20,306,762	$20,342,238
Dow Jones U.S. Consumer Goods Sector	32,875,345	32,098,351
Dow Jones U.S. Consumer Services Sector	26,305,532	26,490,154
Dow Jones U.S. Financial Sector	19,105,466	18,548,566
Dow Jones U.S. Industrial Sector	10,197,913	10,163,871
Dow Jones U.S. Financial Services	8,660,018	8,248,465
Dow Jones U.S. Real Estate	143,666,489	126,557,722
KLD Select Social	746,767	2,375,305
Cohen & Steers Realty Majors	327,620,281	292,450,152

In-kind transactions (see Note 4) for the year ended April 30, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Basic Materials Sector	$313,184,879	$241,837,923
Dow Jones U.S. Consumer Goods Sector	271,696,867	132,425,206
Dow Jones U.S. Consumer Services Sector	275,373,532	240,766,681
Dow Jones U.S. Financial Sector	103,080,820	69,233,772
Dow Jones U.S. Industrial Sector	113,956,488	53,090,686
Dow Jones U.S. Financial Services	43,533,507	16,836,423
Dow Jones U.S. Real Estate	4,556,806,846	4,402,137,442
KLD Select Social	45,698,177	1,801,443
Cohen & Steers Realty Majors	863,529,037	589,161,401

4. CAPITAL SHARE TRANSACTIONS

As of April 30, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	103

Notes to the Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of April 30, 2005, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of April 30, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

6. SUBSEQUENT EVENT

The Board authorized a two-for-one stock split of the iShares Dow Jones U.S. Real Estate Index Fund and iShares Cohen & Steers Realty Majors Index Fund effective June 9, 2005.

104	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Dow Jones Index Funds, iShares KLD Select Social Index Fund and the iShares Cohen & Steers Realty Majors Index Fund (the “Funds”), as listed on the table of contents, at April 30, 2005, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 20, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	105

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by certain Funds during the year ended April 30, 2005 qualified for the dividends-received deduction, as follows:

iShares Index Fund	Dividends Received Deduction
Dow Jones U.S. Basic Materials Sector	100.00%
Dow Jones U.S. Consumer Goods Sector	100.00
Dow Jones U.S. Consumer Services Sector	100.00
Dow Jones U.S. Financial Sector	99.88
Dow Jones U.S. Industrial Sector	100.00
Dow Jones U.S. Financial Services	100.00
KLD Select Social	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended April 30, 2005:

iShares Index Fund	Qualified Dividend Income
Dow Jones U.S. Basic Materials Sector	$5,508,202
Dow Jones U.S. Consumer Goods Sector	5,394,256
Dow Jones U.S. Consumer Services Sector	502,432
Dow Jones U.S. Financial Sector	5,651,996
Dow Jones U.S. Industrial Sector	2,163,686
Dow Jones U.S. Financial Services	2,713,375
KLD Select Social	80,829

106	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report, except for iShares KLD Select Social Index Fund. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2005, the date of the most recent calendar quarter-end. Information for the iShares KLD Select Social Index Fund is not presented, as the Fund commenced operations on January 24, 2005, and did not have a full quarter of information as of March 31, 2005. The specific periods covered for each Fund are disclosed in the chart for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.17%
Greater than 0.5% and Less than 1.0%	19	1.60
Between 0.5% and –0.5%	1,156	97.30
Less than –0.5%	11	0.93

	1,188	100.00%

iShares Dow Jones U.S. Consumer Goods Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.17%
Greater than 0.5% and Less than 1.0%	10	0.84
Between 0.5% and – 0.5%	1,161	97.72
Less than –0.5% and Greater than –1.0%	6	0.51
Less than –1.0%	9	0.76

	1,188	100.00%

SUPPLEMENTAL INFORMATION	107

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Consumer Services Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	9	0.76%
Between 0.5% and –0.5%	1,174	98.82
Less than –0.5%	5	0.42

	1,188	100.00%

iShares Dow Jones U.S. Financial Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.51%
Between 0.5% and –0.5%	1,169	98.39
Less than –0.5% and Greater than –1.0%	9	0.76
Less than –1.0%	4	0.34

	1,188	100.00%

iShares Dow Jones U.S. Industrial Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.51%
Between 0.5% and –0.5%	1,171	98.56
Less than –0.5% and Greater than –1.0%	7	0.59
Less than –1.0%	4	0.34

	1,188	100.00%

iShares Dow Jones U.S. Financial Services Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.51%
Between 0.5% and –0.5%	1,169	98.40
Less than –0.5%	13	1.09

	1,188	100.00%

108	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Real Estate Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	0.42%
Between 0.5% and –0.5%	1,173	98.74
Less than –0.5%	10	0.84

	1,188	100.00%

iShares Cohen & Steers Realty Majors Index Fund

Period Covered: April 1, 2001 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.60%
Between 0.5% and –0.5%	988	98.80
Less than –0.5%	6	0.60

	1,000	100.00%

SUPPLEMENTAL INFORMATION	109

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 98 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman, and President (since June 18, 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Trustee (since 2003) of BGI Cayman Prime Money Market Fund; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since February 15, 2000).	Acting Dean (since 2004) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Master Investment Portfolio and Barclays Global Investors Funds; Director (since 2002) of iShares, Inc.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

110	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G. C. Parker, 1939	Trustee (since February 15, 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since January 1, 2002).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

TRUSTEE INFORMATION	111

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

112	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Goods Sector (IYK)
iShares Dow Jones U.S. Consumer Services Sector (IYC)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares KLD Select SocialSM (KLD)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares GS $ InvesTop™ Corporate (LQD)
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

1667-iS-0505

114	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by DOW Jones & Company, Inc., KLD Research & Analytics, Inc. or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-015-06005

Item 1.	Reports to Stockholders

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.05%	7.01%	7.24%	(2.64)%	(2.65)%	(2.46)%	(12.27)%	(12.28)%	(11.45)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

PORTFOLIO ALLOCATION As of 4/30/05

Sector	% of Net Assets
Consumer Non-Cyclical	22.29%
Financial	20.55
Industrial	11.05
Technology	11.02
Communications	10.94
Consumer Cyclical	9.36
Energy	8.35
Utilities	3.56
Basic Materials	2.75
Diversified	0.02
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05

Security	% of Net Assets
General Electric Co.	3.10%
Exxon Mobil Corp.	2.98
Microsoft Corp.	1.98
Citigroup Inc.	1.98
Pfizer Inc.	1.66
Johnson & Johnson	1.65
Bank of America Corp.	1.47
Intel Corp.	1.20
Procter & Gamble Co.	1.11
Altria Group Inc.	1.08

TOTAL	18.21%

The iShares Dow Jones U.S. Total Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the “Index”). The Index measures the performance of the U.S. equity broad market. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 7.05%, while the Index returned 7.24%.

Although broad equity markets, as measured by the Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

Within the Index, sector performance was mostly positive. In general, energy-related companies and utilities were the strongest performers, benefiting largely from higher oil and gas prices. Increased economic activity tended to help the materials and industrials sectors. The financial sector, the largest sector in the Index, also delivered gains overall, although returns within the sector were mixed. The sole industry sector in the Index to decline was information technology.

Performance for the reporting period was mixed among the Fund’s ten largest holdings as of April 30, 2005. Diversified oil company Exxon Mobil Corp. was the top performer for the reporting period, followed by healthcare company Johnson & Johnson. General Electric Co., the Fund’s largest holding, also performed well, as did Altria Group Inc. Pharmaceutical giant Pfizer Inc. suffered the largest decline among the Fund’s ten largest holdings. Intel Corp. and Citigroup Inc. also declined for the reporting period.

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.26%	33.83%	36.83%	8.42%	8.40%	9.13%	48.44%	48.28%	53.16%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

PORTFOLIO ALLOCATION As of 4/30/05

Industry	% of Net Assets
Oil & Gas	85.23%
Oil & Gas Services	12.23
Pipelines	2.53
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05

Security	% of Net Assets
Exxon Mobil Corp.	24.40%
ChevronTexaco Corp.	18.69
ConocoPhillips	5.80
Occidental Petroleum Corp.	4.94
Schlumberger Ltd.	4.57
Burlington Resources Inc.	3.15
Devon Energy Corp.	2.51
Apache Corp.	2.36
Anadarko Petroleum Corp.	2.36
Unocal Corp.	2.36

TOTAL	71.14%

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas Index (the “Index”)*. The Index measures the performance of the oil and gas sector of the U.S. equity market and includes companies in the following sectors: oil and gas producers, oil equipment services and distribution. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 34.26%, while the Index returned 36.83%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

The upswing in oil prices during the reporting period translated into gains for the energy sector, which was one of the best performers of all the Dow Jones sectors for the reporting period. During the course of the reporting period, the price of oil escalated from around $38 per barrel to more than $57 in early April. The higher prices helped fuel revenues for virtually all types of companies held by the Fund, from the smaller exploration companies to the large, diversified oil companies.

All of the Fund’s ten largest holdings as of April 30, 2005, which comprised about 71% of the Fund’s net assets, posted double-digit gains for the reporting period. Oil exploration and production company Unocal Corp. delivered the strongest performance, followed by Devon Energy Corp. and diversified oil company ConocoPhilips. Occidental Petroleum Corp. and Burlington Resources Inc. also logged strong gains for the reporting period. Among the Fund’s ten largest holdings as of April 30, 2005, diversified oil company ChevronTexaco Corp. was the weakest performer for the reporting period, although it posted double-digit gains.

*	Prior to December 20, 2004, the Index was known as the Dow Jones U.S. Energy Sector Index.

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.18%	2.82%	3.82%	0.92%	0.91%	1.55%	4.57%	4.51%	7.81%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

PORTFOLIO ALLOCATION As of 4/30/05

Industry	% of Net Assets
Pharmaceuticals	42.73%
Health Care - Products	30.07
Health Care - Services	14.39
Biotechnology	10.90
Insurance	0.78
Electronics	0.70
Commercial Services	0.18
Distribution & Wholesale	0.07
Agriculture	0.06
Internet	0.03
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05

Security	% of Net Assets
Pfizer Inc.	12.61%
Johnson & Johnson	12.55
Abbott Laboratories	4.72
Merck & Co. Inc.	4.63
Amgen Inc.	4.56
Medtronic Inc.	3.93
UnitedHealth Group Inc.	3.81
Wyeth	3.69
Lilly (Eli) & Co.	3.48
Bristol-Myers Squibb Co.	3.12

TOTAL	57.10%

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Index (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market and includes companies in the following sectors: healthcare providers, medical equipment and supplies, pharmaceuticals and biotechnology. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 3.18%, while the Index returned 3.82%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

Within the healthcare sector, performance was divided for the reporting period. In general, large pharmaceutical companies posted double-digit losses, due in part to FDA concerns about the potential side effects of several high profile drugs. Generic drug makers, biotechnology and medical technology companies, on the other hand, generally posted modest gains, appearing to benefit from renewed investor interest in growth-related stocks.

Among the Fund’s ten largest holdings as of April 30, 2005, performance was mixed for the reporting period. Healthcare company UnitedHealth Group Inc. posted the strongest gains. Johnson & Johnson also performed well for the reporting period. Generic drug companies Wyeth and Abbott Laboratories both gained. Pharmaceutical giants Merck & Co. Inc., Pfizer Inc. (the Fund’s largest holding as of April 30, 2005), and Eli Lilly & Co. all declined for the reporting period.

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.01)%	(2.52)%	(1.44)%	(17.98)%	(18.01)%	(17.49)%	(62.60)%	(62.66)%	(61.45)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/15/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

PORTFOLIO ALLOCATION As of 4/30/05
Industry	% of Net Assets
Computers	26.57%
Software	23.02
Semiconductors	22.68
Telecommunications	18.21
Internet	6.79
Office & Business Equipment	1.46
Distribution & Wholesale	0.34
Electrical Components & Equipment	0.27
Machinery	0.27
Engineering & Construction	0.07
Commercial Services	0.06
Entertainment	0.06
Electronics	0.05
Retail	0.05
Chemicals	0.04
Pharmaceuticals	0.01
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/05

Security	% of Net Assets
Microsoft Corp.	14.62%
Intel Corp.	8.88
International Business Machines Corp.	7.60
Cisco Systems Inc.	6.80
Dell Inc.	4.55
Hewlett-Packard Co.	3.56
QUALCOMM Inc.	3.43
Oracle Corp.	2.75
Texas Instruments Inc.	2.58
Yahoo! Inc.	2.38

TOTAL	57.15%

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market and includes companies in the following sectors: software, computer hardware and services, semiconductors, internet, and telecommunications equipment. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund declined 2.01%, while the Index declined 1.44%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

Performance within the technology sector was divided for the reporting period. Many of the traditional chip makers and computer companies declined, suffering from low spending levels on computers and equipment by businesses. On the other hand, many internet-related companies, which do not rely on business spending for their revenues, delivered robust gains for the reporting period. Some experienced increases in their subscriber levels, which in turn led to higher advertising revenues.

Among the Fund’s ten largest holdings as of April 30, 2005, performance was divided for the reporting period. Internet services company Yahoo! Inc. led the way with the strongest gains. Wireless communications company QUALCOMM Inc. also contributed positively to the Fund’s performance for the reporting period. Cisco Systems Inc. logged the largest decline among the Fund’s ten largest holdings, followed by International Business Machines Corp. and Intel Corp. The Fund’s largest holding as of April 30, 2005, Microsoft Corp. also posted a decline for the reporting period.

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.26%	9.00%	6.82%	(15.12)%	(15.13)%	(12.78)%	(55.52)%	(55.56)%	(49.11)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

PORTFOLIO ALLOCATION As of 4/30/05

Industry	% of Net Assets
Telecommunications	98.56%
Holding Companies - Diversified	1.20
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05

Security	% of Net Assets
Verizon Communications Inc.	21.99%
SBC Communications Inc.	18.26
BellSouth Corp.	6.51
Alltel Corp.	4.87
AT&T Corp.	4.73
Sprint Corp. (FON Group)	4.71
Nextel Communications Inc. Class A	4.69
BCE Inc.	4.40
Vodafone Group PLC ADR	3.91
Telephone & Data Systems Inc.	3.65

TOTAL	77.72%

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Index (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market and includes companies in the following sectors: fixed-line telecommunications and mobile telecommunications. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 9.26%, while the Index returned 6.82%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

The telecommunications sector generally benefited from the improving economic environment. Many wireless telecommunications companies that had suffered from overcapacity issues in the face of declining demand in recent years benefited from renewed demand during the reporting period. Increased interest in investment activity also may have helped the sector, as investors generally appeared more willing to return to more growth-oriented securities.

Among the Fund’s ten largest holdings as of April 30, 2005, performance for the reporting period was mostly positive. Wireless carrier Sprint Corp. (FON Group) logged healthy gains, as did BCE Inc. and Telephone & Data Systems Inc. Wireless services company Nextel Communications Inc.’s Class A shares and Alltel Corp. also contributed positively to the Fund’s performance for the reporting period. Verizon Communications Inc., the Fund’s largest holding, and SBC Communications Inc., the Fund’s second largest holding, were the only top ten Fund holdings to post losses for the reporting period.

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.71%	30.71%	31.53%	4.18%	4.18%	4.75%	22.15%	22.15%	25.39%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

PORTFOLIO ALLOCATION As of 4/30/05

Industry	% of Net Assets
Electric	88.18%
Gas	8.76
Pipelines	2.34
Water	0.57
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05

Security	% of Net Assets
Exelon Corp.	7.37%
Duke Energy Corp.	5.81
Dominion Resources Inc.	5.77
TXU Corp.	5.61
Southern Co. (The)	5.50
Entergy Corp.	3.74
FirstEnergy Corp.	3.23
American Electric Power Co. Inc.	3.13
FPL Group Inc.	3.12
Public Service Enterprise Group Inc.	3.11

TOTAL	46.39%

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market and includes companies in the following sectors: electricity and gas, water and multi-utilities. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 30.71%, while the Index returned 31.53%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

The utilities sector generally performed well for the reporting period, responding positively to the signs of economic recovery. As economic conditions improved, so did the demand for industrial production, which in turn caused higher demand for power. Some utilities companies benefited from higher oil and natural gas prices, which escalated during the reporting period.

All of the Fund’s ten largest holdings as of April 30, 2005 delivered double-digit gains or better for the reporting period. Power producer TXU Corp. was the top performer among the Fund’s ten largest holdings, posting triple-digit returns for the reporting period. Exelon Corp., the Fund’s largest holding as of April 30, 2005, also performed well, as did Duke Energy Corp., the Fund’s second largest holding. Public Service Enterprise Group Inc. and Entergy Corp. both contributed positively to the Fund’s performance. FirstEnergy Corp. was the weakest performer among the Fund’s ten largest holdings, posting a double-digit gain for the reporting period.

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.81%	14.51%	14.86%	15.28%	15.15%	15.50%	23.65%	23.44%	23.95%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/3/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

PORTFOLIO ALLOCATION As of 4/30/05

Sector	% of Net Assets
Financial	38.93%
Utilities	21.07
Consumer Non-Cyclical	15.20
Basic Materials	7.32
Energy	6.15
Consumer Cyclical	4.74
Communications	3.61
Industrial	1.80
Technology	0.73
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05

Security	% of Net Assets
Altria Group Inc.	4.11%
FPL Group Inc.	2.86
Bank of America Corp.	2.84
DTE Energy Co.	2.75
PNC Financial Services Group	2.27
Pinnacle West Capital Corp.	2.15
Unitrin Inc.	2.13
Comerica Inc.	2.11
FirstEnergy Corp.	1.95
Bristol-Myers Squibb Co.	1.93

TOTAL	25.10%

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of one hundred of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones U.S. Total Market Index (the “Total Market Index”), a broad-based index representative of the total market for U.S. equity securities. The Fund invests in a representative sample of securities in the Index, which have a similar profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 14.81%, while the Index returned 14.86%.

Although broad equity markets, as measured by the Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

Performance was mostly positive among the major sectors in the Index,. Energy-related stocks were the strongest performers, benefiting from the rise in oil prices during the reporting period. The improving economic environment helped the materials sector to deliver gains. Utilities performed well, largely due to the rise in oil and gas prices. Financials, by far the largest weighting in the Index, also contributed positively to Index performance. Consumer discretionary was the only sector among the ten major sectors to decline for the reporting period.

All of the Fund’s ten largest holdings as of April 30, 2005 posted gains for the reporting period. Utilities FPL Group Inc. and DTE Energy Co. were the two strongest performers, benefiting from rising energy prices during the reporting period. Tobacco company Altria Group Inc., the largest Fund holding as of April 30, 2005, also performed well. Financial companies Unitrin Inc., Bank of America Corp., and Comerica Inc. all contributed positively to Fund performance. Among the Fund’s ten largest holdings as of April 30, 2005, the weakest performer was financial company PNC Financial Services Group, which posted a slight gain for the reporting period.

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05			Inception to 4/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.42%	19.20%	20.03%	14.93%	14.91%	15.15%	24.42%	24.38%	24.61%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/6/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	15

PORTFOLIO ALLOCATION As of 4/30/05

Industry	% of Net Assets
Transportation	85.67%
Airlines	9.76
Trucking & Leasing	4.50
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05

Security	% of Net Assets
FedEx Corp.	11.29%
United Parcel Service Inc. Class B	10.01
Union Pacific Corp.	7.74
Expeditors International Washington Inc.	7.14
Burlington Northern Santa Fe Corp.	5.55
CH Robinson Worldwide Inc.	5.35
Yellow Roadway Corp.	4.98
USF Corp.	4.97
CNF Inc.	4.92
CSX Corp.	4.90

TOTAL	66.85%

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market, and includes companies in the following primary groups: airlines, trucking, railroads, air freight, transportation services and industrial services. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended April 30, 2005 (the “reporting period”), the Fund returned 19.42%, while the Index returned 20.03%.

Although broad equity markets, as measured by the Dow Jones U.S. Total Market Index, experienced some volatility during the reporting period, they generally delivered gains. On the economic front, news was generally positive. Gross domestic product data showed signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below many economists’ forecasts. Employment figures also strengthened during the course of the reporting period. Oil prices soared during the reporting period, topping $57 per barrel in early April, leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates seven times during the reporting period, overall from 1.00% to 2.75%. In the final months of the reporting period, the concerns about high oil prices and the prospect of further increases in interest rates appeared to dampen investor enthusiasm, and markets generally retraced a portion of the gains made earlier in the reporting period.

Transportation-related companies generally performed well for the reporting period, benefiting largely from the improving economic environment. As the economic climate improved, overall business activity grew, which translated into more goods being sold, and led to increased demand for goods to be shipped. Within the sector, freight transportation shipping companies in particular performed well, benefiting from higher business activity levels.

Among the Fund’s ten largest holdings as of April 30, 2005, performance was positive for the reporting period. Railroad company Burlington Northern Santa Fe Corp. was the top performer among the Fund’s ten largest holdings. Yellow Roadway Corp. and rail transportation company CSX Corp. were also strong performers. CH Robinson Worldwide Inc., a freight transportation and logistics company, also performed well for the reporting period, as did USF Corp. United Parcel Service Inc. Class B, the second largest Fund holding as of April 30, 2005, was the weakest performer among the Fund’s top ten holdings, posting a slight gain for the reporting period.

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (November 1, 2004)	Ending Account Value (April 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2004 to April 30, 2005)
Dow Jones U.S. Total Market
Actual	$1,000.00	$1,037.40	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Dow Jones U.S. Energy Sector
Actual	1,000.00	1,140.10	0.60	3.18
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	1,110.20	0.60	3.14
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Dow Jones U.S. Technology Sector
Actual	1,000.00	958.80	0.60	2.91
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01

SHAREHOLDER EXPENSES	17

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (November 1, 2004)	Ending Account Value (April 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2004 to April 30, 2005)
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$1,016.00	0.60%	$3.00
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Dow Jones U.S. Utilities Sector
Actual	1,000.00	1,147.50	0.60	3.19
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Dow Jones Select Dividend
Actual	1,000.00	1,039.00	0.40	2.02
Hypothetical (5% return before expenses)	1,000.00	1,022.81	0.40	2.01
Dow Jones Transportation Average
Actual	1,000.00	980.70	0.60	2.95
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.27%
ADVO Inc.	1,091	$31,432
Catalina Marketing Corp.	1,793	41,687
Donnelley (R.H.) Corp.[1]	1,050	59,797
Getty Images Inc.[1]	1,528	109,328
Harte-Hanks Inc.	1,833	52,240
Interpublic Group of Companies Inc.[1]	14,478	186,187
Lamar Advertising Co.[1]	2,812	105,113
Omnicom Group Inc.[2]	6,293	521,690
ValueVision Media Inc. Class A1,2	1,030	10,197

		1,117,671

AEROSPACE & DEFENSE – 1.63%
AAR Corp.[1,2]	1,047	15,422
Alliant Techsystems Inc.[1]	1,272	87,997
Armor Holdings Inc.[1]	938	32,839
Boeing Co. (The)	24,916	1,483,000
Curtiss-Wright Corp. Class B	287	15,561
Engineered Support Systems Inc.	1,327	46,870
Esterline Technologies Corp.[1]	752	24,305
General Dynamics Corp.	5,656	594,163
Goodrich (B.F.) Co.	4,026	162,248
Kaman Corp. Class A	760	9,789
L-3 Communications Holdings Inc.	3,833	272,028
Lockheed Martin Corp.	11,913	726,097
Northrop Grumman Corp.	12,100	663,564
Raytheon Co.	15,222	572,499
Rockwell Collins Inc.	5,509	252,753
Titan Corp. (The)[1]	2,772	49,757
United Defense Industries Inc.	1,635	120,957
United Technologies Corp.	15,870	1,614,296

		6,744,145

AGRICULTURE – 1.41%
Altria Group Inc.	68,949	4,480,996
Bunge Ltd.	3,758	213,454
Delta & Pine Land Co.	1,196	30,139
Loews Corp. - Carolina Group	1,977	62,275
Monsanto Co.	9,004	527,814
Reynolds American Inc.[2]	2,908	226,737
Universal Corp.	883	40,309
UST Inc.	5,552	254,282

		5,836,006

AIRLINES – 0.15%
AirTran Holdings Inc.[1,2]	3,037	25,207
Alaska Air Group Inc.[1]	898	23,950
AMR Corp.[1,2]	5,261	55,083
Continental Airlines Inc. Class B1,2	2,094	24,793
Delta Air Lines Inc.[1,2]	3,748	12,331
JetBlue Airways Corp.[1,2]	3,082	61,794
Northwest Airlines Corp.[1,2]	2,397	12,416
SkyWest Inc.	2,070	37,426
Southwest Airlines Co.	23,711	352,820

		605,820

APPAREL – 0.39%
Coach Inc.[1]	12,690	340,092
Jones Apparel Group Inc.	4,295	130,783
Kellwood Co.	873	22,296
Liz Claiborne Inc.	3,607	127,796
Nike Inc. Class B	5,821	447,111
Phillips-Van Heusen Corp.	886	22,930
Polo Ralph Lauren Corp.	1,837	64,479
Quiksilver Inc.[1]	2,056	56,643
Reebok International Ltd.	1,656	67,250
Russell Corp.[2]	884	15,479
Stride Rite Corp.	1,515	18,483
Timberland Co. Class A1	716	49,440
Tommy Hilfiger Corp.[1]	2,860	31,288
Unifi Inc.[1]	1,961	6,020
VF Corp.	2,874	162,640
Wolverine World Wide Inc.	1,990	40,377

		1,603,107

AUTO MANUFACTURERS – 0.36%
Ford Motor Co.	58,765	535,349
General Motors Corp.[2]	15,539	414,581
Navistar International Corp.[1]	2,119	62,574
Oshkosh Truck Corp.	1,098	82,515
PACCAR Inc.	5,848	397,079
Wabash National Corp.[2]	901	22,975

		1,515,073

AUTO PARTS & EQUIPMENT – 0.21%
American Axle & Manufacturing Holdings Inc.	1,406	28,064
ArvinMeritor Inc.[2]	2,268	26,944

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S . TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
BorgWarner Inc.	1,810	$82,753
Cooper Tire & Rubber Co.	2,559	44,655
Dana Corp.	5,102	58,265
Delphi Corp.	16,608	54,806
Goodyear Tire & Rubber Co. (The)[1,2]	5,693	67,576
Johnson Controls Inc.[2]	6,429	352,759
Lear Corp.	2,326	78,828
Modine Manufacturing Co.	1,031	27,919
Superior Industries International Inc.[2]	738	15,004
Visteon Corp.	4,509	15,781

		853,354

BANKS – 6.45%
AMCORE Financial Inc.	902	23,236
AmSouth Bancorp	11,951	314,550
Associated Bancorp	4,172	128,998
Assurant Inc.	4,036	133,551
BancorpSouth Inc.[2]	2,505	53,031
Bank of America Corp.	135,860	6,119,134
Bank of Hawaii Corp.	1,774	83,999
Bank of New York Co. Inc. (The)	26,113	729,597
BB&T Corp.[2]	18,643	730,992
Cathay General Bancorp	1,415	46,511
Chittenden Corp.[2]	1,470	36,912
Citizens Banking Corp.	1,359	36,435
City National Corp.	1,523	107,371
Colonial BancGroup Inc. (The)	4,541	100,174
Comerica Inc.	5,719	327,470
Commerce Bancorp Inc.[2]	5,366	150,194
Commerce Bancshares Inc.	2,321	111,849
Compass Bancshares Inc.	4,173	179,522
Cullen/Frost Bankers Inc.	1,777	76,980
East West Bancorp Inc.	1,748	56,146
Fifth Third Bancorp	16,810	731,235
First BanCorp (Puerto Rico)	1,247	45,216
First Horizon National Corp.	4,109	170,647
First Marblehead Corp. (The)[1,2]	1,144	44,078
First Midwest Bancorp Inc.	1,652	53,954
FirstMerit Corp.[2]	2,568	62,993
FNB Corp. (Pennsylvania)[2]	1,606	30,434
Fremont General Corp.	2,242	48,629
Fulton Financial Corp.	4,285	89,342
Genworth Financial Inc. Class A	7,568	211,526
Greater Bay Bancorp	1,738	43,728
Hibernia Corp. Class A	5,292	165,269
Hudson United Bancorp	1,507	51,630
Huntington Bancshares Inc.	7,389	173,715
Investors Financial Services Corp.	2,137	89,647
KeyCorp	13,800	457,608
M&T Bank Corp.	2,820	291,729
Marshall & Ilsley Corp.	6,458	275,369
Mellon Financial Corp.	14,348	397,296
Mercantile Bankshares Corp.	2,569	130,531
National City Corp.	19,067	647,515
North Fork Bancorp Inc.	14,763	415,578
Northern Trust Corp.	6,558	295,307
Old National Bancorp	2,358	45,014
Pacific Capital Bancorp	1,582	45,609
Park National Corp.[2]	386	38,793
PNC Financial Services Group	9,569	509,358
Popular Inc.	8,228	190,396
Provident Bankshares Corp.	1,225	35,868
Regions Financial Corp.[2]	15,545	520,602
Republic Bancorp Inc.[2]	2,103	26,666
Silicon Valley Bancshares[1,2]	1,228	58,207
Sky Financial Group Inc.[2]	3,581	93,464
South Financial Group Inc. (The)	2,332	61,541
Southwest Bancorp of Texas Inc.	2,098	34,827
State Street Corp.[2]	11,313	523,000
Sterling Bancshares Inc.[2]	1,512	20,306
SunTrust Banks Inc.	12,045	877,237
Susquehanna Bancshares Inc.	1,664	34,994
Synovus Financial Corp.	8,610	241,338
TCF Financial Corp.[2]	4,516	114,210
TD Banknorth Inc.[1]	3,048	93,878
Texas Regional Bancshares Inc. Class A	1,526	42,530
TrustCo Bank Corp. NY2	2,357	25,951
Trustmark Corp.	1,789	49,233
U.S. Bancorp	62,910	1,755,189
UCBH Holdings Inc.	2,928	46,057
UnionBanCal Corp.	1,883	115,917
United Bancshares Inc.	1,348	41,276

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
Valley National Bancorp[2]	3,464	$85,873
W Holding Co. Inc.	4,287	34,682
Wachovia Corp.[2]	53,373	2,731,630
Wells Fargo & Co.	56,848	3,407,469
Westamerica Bancorp[2]	1,084	54,135
Whitney Holding Corp.	1,342	60,752
Wilmington Trust Corp.	2,270	80,244
Zions Bancorporation	3,044	213,171

		26,779,045

BEVERAGES – 2.03%
Anheuser-Busch Companies Inc.	27,012	1,266,052
Brown-Forman Corp. Class B	1,328	73,704
Coca-Cola Co. (The)	74,758	3,247,488
Coca-Cola Enterprises Inc.	8,383	170,175
Constellation Brands Inc.[1]	3,245	171,044
Molson Coors Brewing Co. Class B	2,311	142,704
Pepsi Bottling Group Inc.	5,329	152,782
PepsiAmericas Inc.	2,161	53,355
PepsiCo Inc.	56,608	3,149,669

		8,426,973

BIOTECHNOLOGY – 1.45%
Affymetrix Inc.[1,2]	1,935	89,223
Alexion Pharmaceuticals Inc.[1]	883	18,313
Amgen Inc.[1,2]	42,694	2,485,218
Applera Corp. - Celera Genomics Group[1,2]	2,387	21,960
Biogen Idec Inc.[1]	11,297	409,403
Bio-Rad Laboratories Inc. Class A1	489	23,638
Cambrex Corp.[2]	891	16,929
Celgene Corp.[1]	5,566	211,007
Cell Genesys Inc.[1,2]	1,203	5,606
Charles River Laboratories International Inc.[1]	1,954	92,561
Chiron Corp.[1]	3,761	128,438
CuraGen Corp.[1,2]	1,348	4,179
Enzo Biochem Inc.[1,2]	829	11,291
Enzon Pharmaceuticals Inc.[1]	1,491	11,555
Genentech Inc.[1]	15,689	1,112,978
Genzyme Corp.[1]	7,653	448,542
Human Genome Sciences Inc.[1,2]	4,365	45,134
ICOS Corp.[1,2]	1,956	44,127
Immunomedics Inc.[1,2]	1,361	2,940
Incyte Corp.[1,2]	3,186	20,836
InterMune Inc.[1,2]	1,046	11,297
Invitrogen Corp.[1]	1,774	129,981
Lexicon Genetics Inc.[1]	1,915	8,388
Martek Biosciences Corp.[1,2]	1,052	40,260
Maxygen Inc.[1]	1,039	7,803
MedImmune Inc.[1]	8,378	212,550
Millennium Pharmaceuticals Inc.[1]	10,202	89,370
Millipore Corp.[1]	1,647	79,418
Myriad Genetics Inc.[1,2]	1,003	16,208
Nektar Therapeutics[1]	2,965	42,281
Protein Design Labs Inc.[1]	3,293	58,879
Regeneron Pharmaceuticals Inc.[1,2]	1,179	6,555
Savient Pharmaceuticals Inc.[1,2]	1,940	5,354
Telik Inc.[1,2]	1,920	31,104
Transkaryotic Therapies Inc.[1,2]	816	27,646
Vertex Pharmaceuticals Inc.[1,2]	2,552	24,346
XOMA Ltd.[1,2]	2,409	2,891

		5,998,209

BUILDING MATERIALS – 0.32%
American Standard Companies Inc.	6,017	269,020
Eagle Materials Inc.[2]	316	23,779
Eagle Materials Inc. Class B	313	22,924
ElkCorp	601	16,527
Florida Rock Industries Inc.	1,257	73,007
Lafarge North America Inc.	1,042	57,841
Martin Marietta Materials Inc.	1,651	90,788
Masco Corp.	14,956	470,964
Simpson Manufacturing Co. Inc.	1,117	30,159
Texas Industries Inc.	745	34,404
USG Corp.[1,2]	1,070	44,929
Vulcan Materials Co.	2,820	149,573
York International Corp.[2]	1,341	52,473

		1,336,388

CHEMICALS – 1.64%
Air Products & Chemicals Inc.	7,157	420,331
Airgas Inc.	2,249	49,298
Albemarle Corp.	1,200	43,932
Ashland Inc.	2,297	154,450
Cabot Corp.	2,078	63,483
Cabot Microelectronics Corp.[1,2]	894	25,738

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
Crompton Corp.	4,041	$56,776
Cytec Industries Inc.	1,185	54,652
Dow Chemical Co. (The)	31,977	1,468,704
Du Pont (E.I.) de Nemours and Co.[2]	33,471	1,576,819
Eastman Chemical Co.	2,566	138,564
Ecolab Inc.	6,291	205,779
Engelhard Corp.	4,217	129,167
Ferro Corp.	1,472	26,673
FMC Corp.[1]	1,169	57,281
Fuller (H.B.) Co.	916	27,773
Georgia Gulf Corp.	1,184	43,701
Great Lakes Chemical Corp.	1,728	53,637
Hercules Inc.[1]	3,451	45,657
International Flavors & Fragrances Inc.	2,934	111,199
Lubrizol Corp.	2,096	81,262
Lyondell Chemical Co.	6,882	172,669
MacDermid Inc.	875	26,556
Minerals Technologies Inc.	725	47,357
Mosaic Co. (The)[1,2]	4,223	54,266
Olin Corp.	2,358	41,831
OM Group Inc.[1]	911	19,987
PPG Industries Inc.	5,774	390,034
Praxair Inc.[2]	10,926	511,665
Rohm & Haas Co.	4,899	213,890
RPM International Inc.[2]	3,912	67,482
Schulman (A.) Inc.	1,077	17,986
Sensient Technologies Corp.	1,500	30,015
Sherwin-Williams Co. (The)	4,054	180,687
Sigma-Aldrich Corp.	1,939	113,296
Valspar Corp. (The)	1,646	68,029
Wellman Inc.	1,194	12,847

		6,803,473

COAL – 0.12%
Arch Coal Inc.	2,073	91,917
CONSOL Energy Inc.	3,048	131,796
Massey Energy Co.[2]	2,553	92,189
Peabody Energy Corp.	4,276	187,161

		503,063

COMMERCIAL SERVICES – 1.36%
Accenture Ltd.[1]	15,079	327,214
ADESA Inc.	2,990	72,328
Albany Molecular Research Inc.[1]	749	7,067
Alliance Data Systems Corp.[1]	1,515	61,206
Apollo Group Inc. Class A1	5,099	367,740
ARAMARK Corp. Class B	3,743	91,741
Arbitron Inc.	1,045	44,224
Banta Corp.	894	37,226
BearingPoint Inc.[1]	5,207	32,231
Block (H & R) Inc.	5,242	261,104
Bowne & Co. Inc.	1,207	15,715
Career Education Corp.[1]	3,325	104,538
Cendant Corp.	35,192	700,673
Chemed Corp.	418	29,611
ChoicePoint Inc.[1]	2,973	117,344
Convergys Corp.[1]	4,817	62,428
Corinthian Colleges Inc.[1,2]	3,030	43,056
Corporate Executive Board Co. (The)	1,325	87,092
Corrections Corp. of America[1]	1,089	41,219
Deluxe Corp.[2]	1,772	70,756
DeVry Inc.[1,2]	2,087	47,584
Donnelley (R.R.) & Sons Co.	7,233	238,038
Education Management Corp.[1]	2,050	57,400
Equifax Inc.	4,576	153,982
Forrester Research Inc.[1,2]	581	8,680
FTI Consulting Inc.[1,2]	1,483	32,745
Hewitt Associates Inc. Class A1,2	1,433	38,132
Hudson Highland Group Inc.[1,2]	556	7,667
Interactive Data Corp.[1,2]	1,202	24,100
Iron Mountain Inc.[1,2]	3,787	112,474
ITT Educational Services Inc.[1,2]	1,495	68,740
Laureate Education Inc.[1]	1,479	65,697
Manpower Inc.	3,046	117,423
McKesson Corp.	9,215	340,955
MoneyGram International Inc.	3,137	60,858
Moody’s Corp.	4,228	347,288
MPS Group Inc.[1]	3,461	27,653
Navigant Consulting Inc.[1,2]	1,418	33,280
NCO Group Inc.[1,2]	1,149	21,406
PAREXEL International Corp.[1]	906	16,516
Paychex Inc.[2]	11,300	345,780
Pharmaceutical Product Development Inc.[1]	1,658	75,240

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
PHH Corp.[1]	1,712	$38,263
Pre-Paid Legal Services Inc.[2]	478	17,069
PRG-Schultz International Inc.[1,2]	2,104	10,036
Quanta Services Inc.[1,2]	3,225	25,735
Rent-A-Center Inc.[1]	2,288	55,004
Resources Connection Inc.[1,2]	1,412	26,983
Robert Half International Inc.	5,681	141,002
Service Corp. International[2]	11,690	82,298
ServiceMaster Co. (The)[2]	10,031	128,698
Sotheby’s Holdings Inc. Class A1	1,499	24,554
Spherion Corp.[1]	1,940	10,883
Stewart Enterprises Inc. Class A	3,155	17,037
Strayer Education Inc.[2]	457	49,027
TeleTech Holdings Inc.[1,2]	1,217	12,778
United Rentals Inc.[1,2]	2,400	44,136
Valassis Communications Inc.[1]	1,657	58,409
Viad Corp.	783	20,162
Weight Watchers International Inc.[1,2]	1,500	62,625

		5,640,850

COMPUTERS – 3.69%
Advanced Digital Information Corp.[1]	2,115	14,615
Affiliated Computer Services Inc. Class A1,2	4,114	196,114
Agilysys Inc.	1,185	15,666
Apple Computer Inc.[1]	27,372	987,034
BISYS Group Inc. (The)[1]	4,061	57,341
Brocade Communications Systems Inc.[1]	8,865	38,651
CACI International Inc. Class A1	987	61,312
Cadence Design Systems Inc.[1]	9,173	128,422
Ceridian Corp.[1]	5,210	87,893
CIBER Inc.[1,2]	1,936	15,062
Cognizant Technology Solutions Corp.[1]	4,452	187,029
Computer Sciences Corp.[1]	6,340	275,663
Dell Inc.[1]	73,574	2,562,582
Diebold Inc.	2,414	116,765
DST Systems Inc.[1]	2,167	98,382
Echelon Corp.[1]	1,204	7,573
Electronic Data Systems Corp.	17,029	329,511
Electronics For Imaging Inc.[1,2]	1,801	29,572
EMC Corp.[1]	81,365	1,067,509
FactSet Research Systems Inc.[2]	1,234	34,256
Gateway Inc.[1]	7,901	26,942
Henry (Jack) & Associates Inc.	2,539	43,645
Hewlett-Packard Co.	97,552	1,996,889
Hutchinson Technology Inc.[1,2]	896	33,188
Imation Corp.	1,220	42,541
InFocus Corp.[1]	1,348	4,853
Intergraph Corp.[1]	1,232	36,430
International Business Machines Corp.	55,914	4,270,711
Iomega Corp.[1]	1,639	4,786
Kronos Inc.[1,2]	1,091	42,604
Lexar Media Inc.[1]	2,304	10,437
Lexmark International Inc.[1]	4,387	304,677
Maxtor Corp.[1]	8,581	41,618
McDATA Corp. Class A1	2,853	8,787
Mentor Graphics Corp.[1]	2,591	23,164
Mercury Computer Systems Inc.[1,2]	743	19,563
MICROS Systems Inc.[1]	1,218	48,294
M-Systems Flash Disk Pioneers Ltd.[1]	1,034	19,594
National Instruments Corp.[2]	1,741	37,501
NCR Corp.[1]	6,202	204,666
Network Appliance Inc.[1]	12,069	321,397
PalmOne Inc.[1,2]	1,334	28,588
Perot Systems Corp. Class A1	2,391	30,198
Quantum Corp.[1]	5,544	13,306
RadiSys Corp.[1,2]	586	8,204
Reynolds & Reynolds Co. (The) Class A	2,215	58,410
SanDisk Corp.[1]	5,408	128,170
Seagate Technology	7,072	124,326
Silicon Graphics Inc.1,[2]	6,164	4,808
Silicon Storage Technology Inc.[1,2]	2,847	7,459
Storage Technology Corp.[1]	3,748	104,194
Sun Microsystems Inc.[1]	110,856	402,407
SunGard Data Systems Inc.[1]	9,749	325,617
Synopsys Inc.[1]	4,909	80,704
Unisys Corp.[1]	11,086	71,948
Western Digital Corp.[1]	6,856	87,003

		15,328,581

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
COSMETICS & PERSONAL CARE – 2.17%
Alberto-Culver Co.	2,699	$120,105
Avon Products Inc.	15,957	639,557
Colgate-Palmolive Co.	17,931	892,784
Estee Lauder Companies Inc. Class A	4,415	169,580
Gillette Co. (The)	30,651	1,582,818
Kimberly-Clark Corp.	16,386	1,023,306
Procter & Gamble Co.	84,737	4,588,509

		9,016,659

DISTRIBUTION & WHOLESALE – 0.24%
CDW Corp.	2,159	118,076
Fastenal Co.[2]	2,270	121,581
Genuine Parts Co.	5,964	255,856
Grainger (W.W.) Inc.	2,742	151,605
Hughes Supply Inc.	2,170	56,637
Ingram Micro Inc. Class A1	4,306	71,738
Owens & Minor Inc.	1,197	34,725
SCP Pool Corp.[2]	1,761	57,373
Tech Data Corp.[1]	1,931	70,539
United Stationers Inc.[1]	1,194	50,363

		988,493

DIVERSIFIED FINANCIAL SERVICES – 7.09%
Affiliated Managers Group Inc.[1,2]	941	58,841
American Express Co.	37,473	1,974,827
AmeriCredit Corp.[1]	5,122	119,855
Ameritrade Holding Corp.[1]	9,630	100,922
Bear Stearns Companies Inc. (The)[2]	3,507	331,973
Capital One Financial Corp.	8,164	578,746
CapitalSource Inc.[1,2]	2,277	47,817
Chicago Mercantile Exchange Holdings Inc.	918	179,487
CIT Group Inc.	7,106	286,230
Citigroup Inc.	174,530	8,195,929
Countrywide Financial Corp.	19,049	689,383
Doral Financial Corp.	3,123	43,878
E*TRADE Financial Corp.[1]	12,451	138,331
Eaton Vance Corp.	4,305	100,866
Edwards (A.G.) Inc.[2]	2,715	107,813
Federal Home Loan Mortgage Corp.	23,212	1,428,002
Federal National Mortgage Association	32,612	1,759,417
Federated Investors Inc. Class B	3,192	90,812
Franklin Resources Inc.	4,719	324,101
Friedman, Billings, Ramsey Group Inc. Class A2	4,898	59,217
Goldman Sachs Group Inc. (The)	13,856	1,479,682
IndyMac Bancorp Inc.	1,989	76,537
Investment Technology Group Inc.[1]	1,387	26,367
Janus Capital Group Inc.	7,941	103,154
Jefferies Group Inc.	1,678	60,744
JP Morgan Chase & Co.	119,675	4,247,266
Knight Trading Group Inc.[1]	3,639	30,677
LaBranche & Co. Inc.[1]	1,789	11,897
Legg Mason Inc.	3,489	247,231
Lehman Brothers Holdings Inc.	9,241	847,585
MBNA Corp.	37,976	750,026
Merrill Lynch & Co. Inc.	28,772	1,551,674
Morgan Stanley	33,417	1,758,403
Piper Jaffray Companies Inc.[1]	648	17,917
Providian Financial Corp.[1]	10,041	167,383
Raymond James Financial Inc.	2,039	54,992
Schwab (Charles) Corp. (The)	37,642	389,595
SLM Corp.	14,430	687,445
SWS Group Inc.	603	8,804
T. Rowe Price Group Inc.	4,288	236,569
W.P. Stewart & Co. Ltd.[2]	910	20,093
Waddell & Reed Financial Inc. Class A2	2,687	46,781

		29,437,269

ELECTRIC – 3.22%
AES Corp. (The)[1]	21,781	350,238
Allegheny Energy Inc.[1,2]	4,594	112,277
ALLETE Inc.	897	37,378
Alliant Energy Corp.	3,831	100,909
Ameren Corp.[2]	6,490	335,533
American Electric Power Co. Inc.[2]	13,310	468,778
Aquila Inc.[1]	7,924	27,259
Avista Corp.	1,659	27,855
Black Hills Corp.[2]	1,046	35,857
Calpine Corp.[1,2]	14,106	25,250
CenterPoint Energy Inc.	9,306	110,183
Cinergy Corp.	5,822	230,551
Cleco Corp.	1,638	33,448

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
CMS Energy Corp.[1]	7,294	$94,238
Consolidated Edison Inc.[2]	8,065	349,053
Constellation Energy Group Inc.	5,975	314,046
Dominion Resources Inc.	11,432	861,973
DPL Inc.	3,920	99,725
DTE Energy Co.	5,878	270,094
Duke Energy Corp.	29,799	869,833
Duquesne Light Holdings Inc.[2]	2,685	47,229
Edison International	10,062	365,251
El Paso Electric Co.[1]	1,801	35,138
Energy East Corp.	4,964	129,163
Entergy Corp.	7,608	557,666
Exelon Corp.	22,239	1,100,830
FirstEnergy Corp.	11,087	482,506
FPL Group Inc.[2]	11,406	465,593
Great Plains Energy Inc.[2]	2,351	71,894
Hawaiian Electric Industries Inc.[2]	2,846	72,004
IDACORP Inc.[2]	1,346	36,315
MDU Resources Group Inc.[2]	3,686	99,633
NiSource Inc.	8,989	208,904
Northeast Utilities	4,470	81,846
NRG Energy Inc.[1,2]	2,818	87,640
NSTAR	1,801	97,506
OGE Energy Corp.[2]	2,972	82,027
Pepco Holdings Inc.	6,068	131,494
PG&E Corp.	13,414	465,734
Pinnacle West Capital Corp.	3,151	132,027
PNM Resources Inc.	1,836	50,765
PPL Corp.[2]	6,311	342,435
Progress Energy Inc.	8,322	349,441
Public Service Enterprise Group Inc.[2]	7,953	462,069
Puget Energy Inc.	3,518	75,426
Reliant Energy Inc.[1]	9,870	100,378
SCANA Corp.	3,460	134,386
Sierra Pacific Resources Corp.[1,2]	3,582	38,757
Southern Co. (The)[2]	24,868	819,401
TECO Energy Inc.[2]	6,605	109,709
TXU Corp.	9,790	839,884
UniSource Energy Corp.	1,192	37,250
Westar Energy Inc.	3,022	69,204
Wisconsin Energy Corp.	4,050	142,803
WPS Resources Corp.[2]	1,181	62,274
Xcel Energy Inc.[2]	13,492	231,793

		13,370,853

ELECTRICAL COMPONENTS & EQUIPMENT – 0.38%
American Power Conversion Corp.	6,304	152,935
AMETEK Inc.	2,384	90,282
Artesyn Technologies Inc.[1]	1,355	9,553
Belden CDT Inc.[2]	1,530	28,060
C&D Technologies Inc.	908	6,383
Emerson Electric Co.	14,180	888,661
Energizer Holdings Inc.[1]	2,377	135,418
General Cable Corp.[1]	1,057	12,843
GrafTech International Ltd.[1]	3,311	12,615
Hubbell Inc. Class B	1,660	72,127
Littelfuse Inc.[1]	744	20,043
Molex Inc.[2]	1,928	48,990
Molex Inc. Class A2	2,463	56,378
Power-One Inc.[1]	2,401	10,036
Rayovac Corp.[1]	1,087	39,610

		1,583,934

ELECTRONICS – 0.75%
Agilent Technologies Inc.[1]	15,028	311,831
Amphenol Corp. Class A	2,843	112,128
Applera Corp. - Applied Biosystems Group	6,756	143,227
Arrow Electronics Inc.[1]	3,861	93,977
Avnet Inc.[1]	4,178	78,922
AVX Corp.[2]	1,947	21,203
Benchmark Electronics Inc.[1]	1,333	36,044
Checkpoint Systems Inc.[1]	1,189	18,822
Coherent Inc.[1,2]	1,044	33,492
CTS Corp.	1,045	11,025
Cymer Inc.[1]	1,201	29,773
Dionex Corp.[1]	758	32,556
Electro Scientific Industries Inc.[1,2]	910	15,042
Fisher Scientific International Inc.[1]	3,887	230,810
Flextronics International Ltd.[1]	18,799	209,609
FLIR Systems Inc.[1,2]	2,298	61,127
Garmin Ltd.[2]	1,949	76,985
Gentex Corp.[2]	2,551	82,805
Jabil Circuit Inc.[1]	5,554	153,290

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
KEMET Corp.[1]	3,008	$18,800
Methode Electronics Inc.	1,221	13,761
Mettler Toledo International Inc.[1]	1,440	66,024
Molecular Devices Corp.[1]	598	11,302
Orbotech Ltd.[1]	1,055	21,448
Park Electrochemical Corp.	601	13,312
Parker Hannifin Corp.	4,047	242,577
PerkinElmer Inc.	4,196	77,626
Photon Dynamics Inc.[1,2]	600	11,610
Plexus Corp.[1,2]	1,489	18,032
Sanmina-SCI Corp.[1]	16,977	68,078
Solectron Corp.[1]	31,574	104,194
Symbol Technologies Inc.	8,040	107,495
Taser International Inc.[1,2]	1,772	15,310
Technitrol Inc.	1,201	15,589
Tektronix Inc.	3,035	65,738
Thermo Electron Corp.[1]	5,379	134,367
Thomas & Betts Corp.[1]	1,951	60,715
Trimble Navigation Ltd.[1]	1,624	55,898
Varian Inc.[1]	1,197	39,704
Vishay Intertechnology Inc.[1]	4,958	53,001
Waters Corp.[1]	4,067	161,175

		3,128,424

ENERGY - ALTERNATE SOURCES – 0.00%
FuelCell Energy Inc.[1,2]	1,196	9,568

		9,568

ENGINEERING & CONSTRUCTION – 0.10%
Dycom Industries Inc.[1]	1,654	38,472
EMCOR Group Inc.[1,2]	581	25,959
Fluor Corp.[2]	2,836	146,224
Granite Construction Inc.	1,210	27,322
Insituform Technologies Inc. Class A1,2	899	13,404
Jacobs Engineering Group Inc.[1]	1,885	91,818
McDermott International Inc.[1]	2,106	42,773
Shaw Group Inc. (The)[1,2]	2,789	50,397

		436,369

ENTERTAINMENT – 0.19%
Alliance Gaming Corp.[1,2]	1,446	16,484
Argosy Gaming Co.[1]	845	38,819
DreamWorks Animation SKG Inc. Class A1	864	32,400
Gaylord Entertainment Co.[1]	1,227	49,080
GTECH Holdings Corp.	3,872	94,748
International Game Technology Inc.	11,850	318,646
International Speedway Corp. Class A	887	47,188
Macrovision Corp.[1]	1,827	37,362
Penn National Gaming Inc.[1]	2,109	66,433
Pinnacle Entertainment Inc.[1]	1,164	17,646
Scientific Games Corp. Class A1	2,095	44,980
Six Flags Inc.[1]	3,292	12,839

		776,625

ENVIRONMENTAL CONTROL – 0.23%
Allied Waste Industries Inc.[1,2]	6,828	54,556
Casella Waste Systems Inc. Class A1	769	9,067
Mine Safety Appliances Co.[2]	821	29,310
Republic Services Inc.	4,522	156,461
Stericycle Inc.[1]	1,504	73,200
Tetra Tech Inc.[1]	1,983	21,000
Waste Connections Inc.[1,2]	1,681	59,205
Waste Management Inc.	19,497	555,470

		958,269

FOOD – 1.72%
Albertson’s Inc.[2]	10,824	214,207
American Italian Pasta Co. Class A2	607	14,362
Archer-Daniels-Midland Co.	20,063	360,933
Campbell Soup Co.	8,639	256,924
Chiquita Brands International Inc.[2]	1,357	33,993
ConAgra Foods Inc.	17,768	475,294
Corn Products International Inc.	2,380	52,408
Dean Foods Co.[1]	5,010	172,144
Del Monte Foods Co.[1]	7,012	73,135
Dreyer’s Grand Ice Cream Holdings Inc.	951	76,945
Flowers Foods Inc.	1,343	38,732
General Mills Inc.	11,934	589,540
Hain Celestial Group Inc.[1,2]	1,034	18,353
Heinz (H.J.) Co.	11,848	436,599
Hershey Co. (The)	5,782	369,470
Hormel Foods Corp.	2,561	79,750
Kellogg Co.	7,959	357,757
Kraft Foods Inc.[2]	8,790	284,884
Kroger Co.[1]	22,879	360,802
McCormick & Co. Inc. NVS	3,798	131,373

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
Performance Food Group Co.[1,2]	1,518	$40,819
Ralcorp Holdings Inc.	1,048	41,522
Safeway Inc.[1]	15,101	321,500
Sara Lee Corp.[2]	26,595	568,867
Smithfield Foods Inc.[1]	3,030	91,688
Smucker (J.M.) Co. (The)[2]	1,937	96,114
SUPERVALU Inc.	4,649	146,722
Sysco Corp.[2]	21,508	744,177
Tootsie Roll Industries Inc.	808	24,951
Tyson Foods Inc. Class A	8,109	136,961
Whole Foods Market Inc.	2,089	208,315
Wild Oats Markets Inc.[1]	756	7,636
Wrigley (William Jr.) Co.	4,645	321,109

		7,147,986

FOREST PRODUCTS & PAPER – 0.47%
Bowater Inc.	1,947	63,258
Caraustar Industries Inc.[1]	1,050	9,387
Georgia-Pacific Corp.	7,670	262,851
International Paper Co.	16,363	561,087
Louisiana-Pacific Corp.	3,299	81,155
MeadWestvaco Corp.	6,640	195,548
Neenah Paper Inc.	507	15,256
Pope & Talbot Inc.	442	5,768
Potlatch Corp.	1,040	49,119
Temple-Inland Inc.	3,770	127,237
Wausau-Mosinee Paper Corp.[2]	1,461	19,387
Weyerhaeuser Co.	8,001	548,949

		1,939,002

GAS – 0.32%
AGL Resources Inc.	2,520	87,192
Atmos Energy Corp.	2,550	67,065
Energen Corp.	1,051	65,109
KeySpan Corp.[2]	5,388	204,367
New Jersey Resources Corp.	868	37,636
Nicor Inc.	1,495	55,270
Northwest Natural Gas Co.[2]	902	32,021
ONEOK Inc.[2]	3,248	93,737
Peoples Energy Corp.	1,201	47,560
Piedmont Natural Gas Co.[2]	2,589	59,418
Sempra Energy	6,840	276,199
Southern Union Co.[1,2]	3,156	75,555
UGI Corp.	1,731	86,948
Vectren Corp.	2,692	72,711
WGL Holdings Inc.[2]	1,646	49,890

		1,310,678

HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp.	2,744	229,481
Kennametal Inc.	1,237	56,036
Regal-Beloit Corp.[2]	722	19,097
Snap-On Inc.	1,778	58,976
Stanley Works (The)	2,647	113,900

		477,490

HEALTH CARE - PRODUCTS – 3.96%
Advanced Medical Optics Inc.[1]	1,305	48,259
Alcon Inc.[1]	2,644	256,468
American Medical Systems Holdings Inc.[1]	1,924	33,593
ArthroCare Corp.[1,2]	615	18,069
Bard (C.R.) Inc.	3,493	248,597
Bausch & Lomb Inc.	1,784	133,800
Baxter International Inc.	20,668	766,783
Beckman Coulter Inc.	2,111	140,825
Becton, Dickinson & Co.	7,921	463,537
Biomet Inc.	7,964	308,127
Biosite Inc.[1,2]	525	29,925
Bioveris Corp.[1,2]	734	3,509
Boston Scientific Corp.[1]	20,298	600,415
Cooper Companies Inc.[2]	1,468	99,163
Cyberonics Inc.[1]	607	22,878
Cytyc Corp.[1,2]	3,771	80,360
Dade Behring Holdings Inc.[1]	1,415	87,263
Datascope Corp.	458	13,154
DENTSPLY International Inc.	2,406	131,512
Diagnostic Products Corp.	799	38,751
Edwards Lifesciences Corp.[1,2]	2,093	92,176
Gen-Probe Inc.[1]	1,689	84,771
Guidant Corp.	10,571	783,100
Haemonetics Corp.[1]	900	38,493
Henry Schein Inc.[1]	3,002	112,605
Hillenbrand Industries Inc.	1,942	107,237
IDEXX Laboratories Inc.[1,2]	1,194	67,748
Immucor Inc.[1]	1,364	40,702

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
INAMED Corp.[1]	1,198	$72,886
Intuitive Surgical Inc.[1]	1,037	44,529
Invacare Corp.	1,042	42,680
Johnson & Johnson	99,814	6,850,235
Medtronic Inc.	40,732	2,146,576
Mentor Corp.	1,175	43,122
Oakley Inc.	894	11,935
Patterson Companies Inc.[1]	3,910	197,650
PolyMedica Corp.	916	28,387
PSS World Medical Inc.[1,2]	2,395	26,728
ResMed Inc.[1,2]	1,089	67,627
Respironics Inc.[1]	1,224	77,345
St. Jude Medical Inc.[1]	12,019	469,102
Steris Corp.[1]	2,405	56,950
Stryker Corp.	9,354	454,137
Sybron Dental Specialties Inc.[1,2]	1,354	50,437
TECHNE Corp.[1]	1,234	51,557
Varian Medical Systems Inc.[1]	4,599	155,170
Viasys Healthcare Inc.[1]	903	19,180
VISX Inc.[1]	1,511	36,022
Zimmer Holdings Inc.[1]	8,254	672,041

		16,426,116

HEALTH CARE - SERVICES – 1.89%
Aetna Inc.	10,317	756,958
AMERIGROUP Corp.[1]	1,662	58,369
Apria Healthcare Group Inc.[1]	1,812	54,541
Beverly Enterprises Inc.[1]	3,454	40,481
Centene Corp.[1,2]	1,237	34,450
Community Health Systems Inc.[1]	2,924	106,580
Covance Inc.[1]	2,095	95,616
Coventry Health Care Inc.[1]	3,496	239,231
DaVita Inc.[1]	3,331	134,239
HCA Inc.[2]	13,475	752,444
Health Management Associates Inc. Class A2	7,763	191,979
Health Net Inc.[1,2]	3,764	128,089
Humana Inc.[1]	5,360	185,724
Laboratory Corp. of America Holdings[1]	4,540	224,730
LifePoint Hospitals Inc.[1]	1,589	70,631
Lincare Holdings Inc.[1]	3,323	141,826
Manor Care Inc.	2,912	97,115
OCA Inc.[1,2]	1,494	6,066
Odyssey Healthcare Inc.[1,2]	1,167	13,339
PacifiCare Health Systems Inc.[1]	2,893	172,886
Pediatrix Medical Group Inc.[1]	752	51,204
Quest Diagnostics Inc.	2,646	279,947
Renal Care Group Inc.[1]	2,158	82,328
Sierra Health Services Inc.[1,2]	817	52,852
Sunrise Senior Living Inc.[1]	599	30,693
Tenet Healthcare Corp.[1]	15,883	190,120
Triad Hospitals Inc.[1,2]	2,576	132,020
UnitedHealth Group Inc.	22,016	2,080,732
Universal Health Services Inc. Class B	1,909	108,317
WellChoice Inc.[1]	986	55,413
WellPoint Inc.[1]	9,969	1,273,540

		7,842,460

HOLDING COMPANIES - DIVERSIFIED – 0.02%
Leucadia National Corp.[2]	2,548	88,619

		88,619

HOME BUILDERS – 0.47%
Beazer Homes USA Inc.[2]	1,284	58,550
Centex Corp.	4,216	243,348
Champion Enterprises Inc.[1]	2,384	22,505
D.R. Horton Inc.	9,763	297,772
Fleetwood Enterprises Inc.[1,2]	1,921	14,676
Hovnanian Enterprises Inc. Class A1	1,184	60,112
KB Home	2,490	141,930
Lennar Corp. Class A	4,049	208,402
Lennar Corp. Class B	320	15,331
M.D.C. Holdings Inc.	974	63,680
Meritage Homes Corp.[1]	786	49,746
Monaco Coach Corp.[2]	1,046	14,832
NVR Inc.[1]	192	137,923
Pulte Homes Inc.	3,545	253,290
Ryland Group Inc.	1,528	93,819
Standard-Pacific Corp.	1,064	76,193
Thor Industries Inc.[2]	1,220	32,879
Toll Brothers Inc.[1,2]	1,604	121,583
Winnebago Industries Inc.[2]	1,182	34,443

		1,941,014

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
HOME FURNISHINGS – 0.15%
Ethan Allen Interiors Inc.[2]	1,211	$36,487
Furniture Brands International Inc.[2]	1,792	34,729
Harman International Industries Inc.	2,231	175,312
La-Z-Boy Inc.[2]	1,770	20,957
Leggett & Platt Inc.	6,493	175,051
Maytag Corp.[2]	2,587	25,068
Whirlpool Corp.	2,179	135,229

		602,833

HOUSEHOLD PRODUCTS & WARES – 0.34%
American Greetings Corp. Class A	2,105	47,678
Avery Dennison Corp.	3,292	172,336
Blyth Inc.	1,005	27,547
Church & Dwight Co. Inc.[2]	2,029	73,085
Clorox Co.	7,236	458,039
Fortune Brands Inc.	4,816	407,337
Fossil Inc.[1]	1,365	31,750
Jarden Corp.[1,2]	818	36,540
Scotts Miracle-Gro Co. (The) Class A1	721	52,200
Tupperware Corp.[2]	1,808	38,149
WD-40 Co.	586	16,431
Yankee Candle Co. Inc. (The)[1]	1,697	47,160

		1,408,252

HOUSEWARES – 0.07%
Newell Rubbermaid Inc.[2]	9,344	203,045
Toro Co.	1,658	68,509

		271,554

INSURANCE – 4.28%
ACE Ltd.	9,554	410,440
AFLAC Inc.	17,044	692,839
Allmerica Financial Corp.[1]	1,803	60,527
Allstate Corp. (The)	23,288	1,307,854
Ambac Financial Group Inc.	3,655	244,337
American Financial Group Inc.	1,203	37,401
American International Group Inc.	76,878	3,909,246
American National Insurance Co.	490	50,274
AmerUs Group Co.[2]	1,399	65,767
AON Corp.	8,635	180,040
Axis Capital Holdings Ltd.	2,834	75,384
Berkley (W.R.) Corp.	3,592	116,740
Brown & Brown Inc.	1,934	84,612
Chubb Corp.	6,411	524,292
CIGNA Corp.	4,659	428,535
Cincinnati Financial Corp.	5,551	223,372
CNA Financial Corp.[1,2]	1,034	28,383
Commerce Group Inc.	1,053	62,211
Conseco Inc.[1]	5,256	101,125
Delphi Financial Group Inc. Class A	909	37,742
Endurance Specialty Holdings Ltd.	1,341	48,544
Erie Indemnity Co. Class A	916	47,064
Everest Re Group Ltd.	1,908	156,838
Fidelity National Financial Inc.	5,166	165,880
First American Corp.	2,615	93,617
Gallagher (Arthur J.) & Co.[2]	3,151	87,724
Hartford Financial Services Group Inc.	9,791	708,575
HCC Insurance Holdings Inc.	2,198	78,183
Hilb, Rogal & Hobbs Co.[2]	1,008	35,290
Horace Mann Educators Corp.	1,349	22,097
IPC Holdings Ltd.[2]	1,220	45,909
Jefferson-Pilot Corp.[2]	4,597	230,815
Lincoln National Corp.	5,981	268,966
Loews Corp.	4,242	300,673
Markel Corp.[1,2]	295	101,214
Marsh & McLennan Companies Inc.	16,533	463,420
MBIA Inc.	4,828	252,891
Mercury General Corp.[2]	902	47,680
MetLife Inc.	14,044	546,312
MGIC Investment Corp.	3,337	196,883
Montpelier Re Holdings Ltd.	1,815	60,240
Nationwide Financial Services Inc.	1,972	69,868
Ohio Casualty Corp.[1]	1,950	45,727
Old Republic International Corp.	5,838	137,777
PartnerRe Ltd.	1,786	104,088
Philadelphia Consolidated Holding Corp.[1]	627	47,025
Phoenix Companies Inc.[2]	2,803	31,758
Platinum Underwriters Holdings Ltd.[2]	1,182	34,987
PMI Group Inc. (The)	3,256	114,481
Presidential Life Corp.	751	10,897
Principal Financial Group Inc.	10,571	413,115
Progressive Corp. (The)[2]	5,922	540,501
Protective Life Corp.	2,235	85,466

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
Prudential Financial Inc.	17,439	$996,639
Radian Group Inc.	3,141	139,555
Reinsurance Group of America Inc.	1,163	52,009
RenaissanceRe Holdings Ltd.	2,341	104,807
SAFECO Corp.	4,264	224,585
Selective Insurance Group Inc.[2]	894	39,470
St. Paul Travelers Companies Inc.[2]	22,471	804,462
StanCorp Financial Group Inc.	917	70,169
Torchmark Corp.	3,699	197,638
Transatlantic Holdings Inc.[2]	923	53,036
Unitrin Inc.	1,508	68,614
UNUMProvident Corp.[2]	9,759	163,170
White Mountains Insurance Group Ltd.[2]	261	163,650
Willis Group Holdings Ltd.	4,046	135,339
XL Capital Ltd. Class A	4,592	322,818

		17,771,587

INTERNET – 1.44%
Agile Software Corp.[1]	1,506	9,894
Akamai Technologies Inc.[1,2]	3,929	46,401
Amazon.com Inc.[1]	10,001	323,632
Ariba Inc.[1]	1,851	11,180
Ask Jeeves Inc.[1]	2,008	54,598
Avocent Corp.[1]	1,664	41,833
Check Point Software Technologies Ltd.[1,2]	6,025	126,224
CheckFree Corp.[1,2]	2,284	83,777
CNET Networks Inc.[1,2]	4,187	41,514
Digital River Inc.[1,2]	1,076	28,622
DoubleClick Inc.[1]	4,484	36,051
E.piphany Inc.[1]	2,547	7,819
EarthLink Inc.[1]	4,836	44,394
eBay Inc.[1]	33,334	1,057,688
Entrust Inc.[1]	1,666	6,297
eResearch Technology Inc.[1,2]	1,560	17,722
F5 Networks Inc.[1]	1,042	44,608
Google Inc. Class A1	3,850	847,000
IAC/InterActiveCorp[1,2]	16,911	367,645
InfoSpace Inc.[1,2]	888	27,519
Internet Security Systems Inc.[1]	1,476	28,708
Interwoven Inc.[1]	1,385	10,692
Keynote Systems Inc.[1]	843	9,231
Macromedia Inc.[1]	2,446	96,886
MatrixOne Inc.[1]	1,499	6,401
McAfee Inc.[1]	5,412	113,165
Monster Worldwide Inc.[1]	3,649	83,963
NetBank Inc.	1,647	13,522
NetFlix Inc.[1,2]	887	10,254
Openwave Systems Inc.[1,2]	2,157	28,882
PC-Tel Inc.[1]	599	4,337
Priceline.com Inc.[1,2]	713	18,082
RealNetworks Inc.[1]	3,760	23,162
RSA Security Inc.[1,2]	2,249	24,154
S1 Corp.[1]	2,243	11,843
SonicWALL Inc.[1]	1,811	9,309
Stamps.com Inc.[1,2]	764	14,768
Symantec Corp.[1]	23,863	448,147
TIBCO Software Inc.[1]	5,978	42,683
United Online Inc.[1]	2,123	18,661
VeriSign Inc.[1]	8,449	223,561
Verity Inc.[1]	1,196	9,807
Vignette Corp.[1]	8,699	10,178
WatchGuard Technologies Inc.[1]	758	2,456
WebMD Corp.[1,2]	10,611	100,805
webMethods Inc.[1]	1,657	7,738
Websense Inc.[1]	707	37,506
Yahoo! Inc.[1]	38,899	1,342,404

		5,975,723

IRON & STEEL – 0.15%
AK Steel Holding Corp.[1,2]	3,607	26,151
Allegheny Technologies Inc.	2,591	58,038
Carpenter Technology Corp.	698	38,599
Cleveland-Cliffs Inc.	708	41,071
Nucor Corp.	4,844	247,528
Ryerson Tull Inc.[2]	906	9,468
Steel Dynamics Inc.	1,579	42,917
United States Steel Corp.[2]	3,797	162,360

		626,132

LEISURE TIME – 0.41%
Bally Total Fitness Holding Corp.[1,2]	1,057	3,361
Brunswick Corp.	3,269	137,298
Callaway Golf Co.[2]	2,371	25,559

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
Carnival Corp.	14,328	$700,353
Harley-Davidson Inc.	9,957	468,178
Multimedia Games Inc.[1,2]	759	6,004
Nautilus Inc.[2]	1,194	29,683
Polaris Industries Inc.	1,461	84,095
Royal Caribbean Cruises Ltd.[2]	3,276	137,658
Sabre Holdings Corp.	4,565	89,291
WMS Industries Inc.[1,2]	568	14,427

		1,695,907

LODGING – 0.48%
Aztar Corp.[1,2]	1,180	32,226
Boyd Gaming Corp.[2]	1,520	80,226
Caesars Entertainment Inc.[1]	8,840	176,358
Harrah’s Entertainment Inc.	3,785	248,372
Hilton Hotels Corp.	12,181	265,911
La Quinta Corp.[1]	5,089	44,274
Marriott International Inc. Class A	6,190	388,423
MGM Mirage[1]	1,991	138,992
Starwood Hotels & Resorts Worldwide Inc.	7,003	380,543
Station Casinos Inc.	1,625	104,861
Wynn Resorts Ltd.[1,2]	2,255	119,380

		1,979,566

MACHINERY – 0.64%
AGCO Corp.[1]	3,183	54,748
Albany International Corp. Class A	882	27,660
Astec Industries Inc.[1]	450	10,485
Briggs & Stratton Corp.[2]	1,636	52,957
Caterpillar Inc.	11,472	1,010,110
Cognex Corp.[2]	1,349	29,462
Cummins Inc.[2]	1,287	87,516
Deere & Co.	8,392	524,836
Flowserve Corp.[1]	1,808	50,190
Graco Inc.	2,289	77,300
IDEX Corp.	1,675	62,394
Joy Global Inc.	2,508	84,946
Kadant Inc.[1]	460	7,912
Manitowoc Co. Inc. (The)	892	35,680
Nordson Corp.	890	28,676
Presstek Inc.[1]	1,067	7,949
Rockwell Automation Inc.	5,641	260,783
Stewart & Stevenson Services Inc.	905	21,720
Terex Corp.[1]	1,690	63,172
Unova Inc.[1,2]	1,453	25,805
Zebra Technologies Corp. Class A1	2,397	114,481

		2,638,782

MANUFACTURING – 5.32%
Actuant Corp. Class A1,2	878	37,394
Acuity Brands Inc.	1,351	32,302
AptarGroup Inc.	1,207	58,214
Brink’s Co. (The)	1,812	58,455
Carlisle Companies Inc.	1,042	74,836
CLARCOR Inc.	779	39,425
Cooper Industries Ltd.	3,131	199,319
Crane Co.	1,705	43,648
Danaher Corp.	8,574	434,102
Donaldson Co. Inc.[2]	2,446	72,769
Dover Corp.	6,878	250,084
Eastman Kodak Co.[2]	9,730	243,250
Eaton Corp.	5,100	299,115
General Electric Co.	355,473	12,868,123
Harsco Corp.	1,356	72,749
Honeywell International Inc.	26,160	935,482
Illinois Tool Works Inc.	8,726	731,413
Ingersoll-Rand Co. Class A2	5,896	453,226
ITT Industries Inc.	3,103	280,697
Jacuzzi Brands Inc.[1]	2,677	24,227
Lancaster Colony Corp.	849	35,284
Matthews International Corp. Class A	1,091	38,851
Pall Corp.	4,335	116,308
Pentair Inc.	3,328	132,388
Roper Industries Inc.[2]	1,390	94,061
SPX Corp.[2]	2,572	99,511
Teleflex Inc.	1,181	63,148
Textron Inc.	3,930	296,126
3M Co.	24,051	1,839,180
Tredegar Corp.	895	14,553
Trinity Industries Inc.[2]	1,325	30,939
Tyco International Ltd.	67,747	2,121,159

		22,090,338

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
MEDIA – 3.81%
Belo (A.H.) Corp.	3,298	$77,272
Cablevision Systems Corp.[1]	6,313	163,822
Charter Communications Inc. Class A1,2	8,573	9,945
Clear Channel Communications Inc.[2]	18,076	577,347
Comcast Corp. Class A1	42,442	1,362,813
Comcast Corp. Class A Special[1]	28,339	899,196
Cox Radio Inc. Class A1	1,191	18,723
Cumulus Media Inc. Class A1	1,801	23,377
Dex Media Inc.[2]	3,585	78,512
DIRECTV Group Inc. (The)[1]	30,643	432,679
Dow Jones & Co. Inc.[2]	1,588	53,103
EchoStar Communications Corp.	7,120	206,124
Emmis Communications Corp.[1,2]	1,638	25,274
Entercom Communications Corp.[1]	1,660	53,502
Gannett Co. Inc.[2]	8,581	660,737
Gemstar-TV Guide International Inc.[1]	9,070	34,920
Hearst-Argyle Television Inc.	881	22,113
Hollinger International Inc.	1,321	12,483
Insight Communications Co. Inc.[1,2]	1,792	20,088
Knight Ridder Inc.	2,631	170,226
Lee Enterprises Inc.	1,194	49,563
Liberty Media Corp. Class A	86,634	869,805
Liberty Media International Inc. Class A1	5,161	214,027
McClatchy Co. (The) Class A	713	50,409
McGraw-Hill Companies Inc. (The)	6,461	562,624
Media General Inc. Class A	742	45,470
Meredith Corp.	1,320	62,040
New York Times Co. Class A2	4,829	161,095
News Corp. Class A	66,116	1,010,252
News Corp. Class B2	18,627	296,542
Radio One Inc. Class D1,2	2,396	31,316
Readers Digest Association Inc. (The)	2,940	49,980
Scholastic Corp.[1,2]	845	29,448
Scripps (E.W.) Co. Class A2	2,682	136,594
Sinclair Broadcast Group Inc. Class A	1,361	10,425
Sirius Satellite Radio Inc.[1,2]	38,511	183,312
Time Warner Inc.[1]	148,199	2,491,225
Tribune Co.	7,189	277,495
UnitedGlobalCom Inc. Class A1	12,244	109,584
Univision Communications Inc. Class A1,2	8,488	223,150
Viacom Inc. Class A	1,238	43,058
Viacom Inc. Class B	49,423	1,711,024
Walt Disney Co. (The)[2]	68,972	1,820,861
Washington Post Co. (The) Class B	200	172,850
Westwood One Inc.[1]	2,645	48,404
Wiley (John) & Sons Inc. Class A	1,299	46,972
XM Satellite Radio Holdings Inc. Class A1,2	6,802	188,687
Young Broadcasting Inc. Class A1	591	4,444

		15,802,912

METAL FABRICATE & HARDWARE – 0.10%
Commercial Metals Co.	1,849	47,168
Kaydon Corp.[2]	1,050	28,812
Mueller Industries Inc.	1,091	28,257
Precision Castparts Corp.	2,191	161,389
Quanex Corp.	763	38,501
Timken Co. (The)	2,853	70,869
Worthington Industries Inc.	2,534	41,203

		416,199

MINING – 0.49%
Alcoa Inc.	29,227	848,168
Coeur d’Alene Mines Corp.[1,2]	7,282	22,501
Freeport-McMoRan Copper & Gold Inc.	5,789	200,647
Meridian Gold Inc.[1]	3,133	47,747
Newmont Mining Corp.	13,751	522,125
Owens-Illinois Inc.[1]	4,538	111,272
Phelps Dodge Corp.	3,161	271,372
RTI International Metals Inc.[1]	599	13,472
Stillwater Mining Co.[1,2]	1,354	9,884

		2,047,188

OFFICE & BUSINESS EQUIPMENT – 0.20%
IKON Office Solutions Inc.	4,352	37,645
Imagistics International Inc.[1]	477	12,807
Pitney Bowes Inc.	7,793	348,503
Xerox Corp.[1]	32,361	428,783

		827,738

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
OFFICE FURNISHINGS – 0.04%
Herman Miller Inc.[2]	2,379	$68,039
HNI Corp.	1,567	79,384
Interface Inc. Class A1,2	1,657	9,942
Steelcase Inc. Class A2	1,609	21,142

		178,507

OIL & GAS – 6.93%
Amerada Hess Corp.	2,817	263,812
Anadarko Petroleum Corp.	8,408	614,120
Apache Corp.	11,027	620,710
Atwood Oceanics Inc.[1]	375	21,401
Burlington Resources Inc.	13,315	647,242
Cabot Oil & Gas Corp.[2]	1,579	46,486
Cheniere Energy Inc.[1]	1,490	41,273
Chesapeake Energy Corp.	9,159	176,219
ChevronTexaco Corp.	67,446	3,507,192
Cimarex Energy Co.[1,2]	1,402	49,771
ConocoPhillips	21,101	2,212,440
Denbury Resources Inc.[1]	1,730	54,910
Devon Energy Corp.	15,501	700,180
Diamond Offshore Drilling Inc.[2]	2,071	91,352
ENSCO International Inc.	5,079	165,575
EOG Resources Inc.	7,924	376,786
Exxon Mobil Corp.	216,915	12,370,662
Forest Oil Corp.[1]	1,725	66,464
GlobalSantaFe Corp.	7,195	241,752
Grey Wolf Inc.[1]	5,667	34,002
Helmerich & Payne Inc.	1,516	58,275
Houston Exploration Co.[1]	943	48,036
Kerr-McGee Corp.	4,227	328,015
Marathon Oil Corp.	11,594	539,933
Murphy Oil Corp.	2,931	261,123
Nabors Industries Ltd.[1]	5,003	269,512
Newfield Exploration Co.[1]	2,022	143,623
Noble Corp.	4,357	221,771
Noble Energy Inc.	1,991	127,663
Occidental Petroleum Corp.	13,223	912,387
Parker Drilling Co.[1]	3,448	18,412
Patina Oil & Gas Corp.	2,214	85,018
Patterson-UTI Energy Inc.	5,642	135,239
Pioneer Natural Resources Co.	4,895	199,031
Plains Exploration & Production Co.[1]	2,482	79,871
Pogo Producing Co.	1,970	88,670
Premcor Inc.	2,623	173,511
Pride International Inc.[1]	4,040	90,092
Quicksilver Resources Inc.[1,2]	1,107	56,822
Range Resources Corp.	2,331	52,797
Rowan Companies Inc.	3,453	91,608
Southwestern Energy Co.[1,2]	1,226	72,028
Stone Energy Corp.[1]	897	40,311
Sunoco Inc.	2,558	253,907
Tesoro Corp.[1]	2,218	84,151
Transocean Inc.[1]	10,841	502,697
Unit Corp.[1]	1,352	51,863
Unocal Corp.	8,897	485,331
Valero Energy Corp.	8,607	589,838
Vintage Petroleum Inc.	1,787	51,626
XTO Energy Inc.	11,657	351,692

		28,767,202

OIL & GAS SERVICES – 1.00%
Baker Hughes Inc.	11,223	495,159
BJ Services Co.	5,403	263,396
Cal Dive International Inc.[1,2]	1,204	53,554
Cooper Cameron Corp.[1]	1,901	104,441
Core Laboratories NV1,2	866	20,438
FMC Technologies Inc.[1]	2,006	60,842
Global Industries Ltd.[1]	2,250	21,690
Grant Prideco Inc.[1]	3,950	87,493
Halliburton Co.	16,841	700,417
Hanover Compressor Co.[1,2]	2,219	23,011
Input/Output Inc.[1,2]	2,571	15,529
Lone Star Technologies Inc.[1]	900	35,046
Maverick Tube Corp.[1]	1,358	39,504
National Oilwell Varco Inc.[1]	5,609	222,902
Newpark Resources Inc.[1]	2,408	14,472
Oceaneering International Inc.[1]	755	24,772
Schlumberger Ltd.	19,857	1,358,417
Seacor Holdings Inc.[1,2]	562	32,040
Smith International Inc.	3,468	201,768
Superior Energy Services Inc.[1]	2,571	38,256
Tidewater Inc.[2]	1,801	62,080
Veritas DGC Inc.[1]	1,054	26,982
Weatherford International Ltd.[1]	4,453	232,224

		4,134,433

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
PACKAGING & CONTAINERS – 0.20%
Ball Corp.	3,544	$139,988
Bemis Co. Inc.	3,544	97,673
Chesapeake Corp.	632	12,273
Crown Holdings Inc.[1]	5,530	83,227
Packaging Corp. of America	2,098	46,974
Pactiv Corp.[1]	5,048	108,229
Sealed Air Corp.[1,2]	2,868	138,926
Smurfit-Stone Container Corp.	8,603	112,785
Sonoco Products Co.	3,284	88,964

		829,039

PHARMACEUTICALS – 5.96%
Abbott Laboratories	52,354	2,573,723
Abgenix Inc.[1]	2,559	17,836
Accelrys Inc.[1]	746	3,857
Accredo Health Inc.[1]	1,673	75,787
Alkermes Inc.[1,2]	2,849	32,051
Allergan Inc.	4,370	307,604
Alpharma Inc. Class A	1,496	14,122
American Pharmaceutical Partners Inc.[1]	1,361	70,935
AmerisourceBergen Corp.	3,788	232,129
Amylin Pharmaceuticals Inc.[1,2]	3,370	57,290
Andrx Corp.[1]	2,520	50,173
Barr Pharmaceuticals Inc.[1]	2,989	155,010
Bristol-Myers Squibb Co.	65,543	1,704,118
Cardinal Health Inc.	14,543	808,155
Caremark Rx Inc.[1]	15,339	614,327
Cell Therapeutics Inc.[1,2]	2,139	8,235
Cephalon Inc.[1,2]	1,936	84,990
Cubist Pharmaceuticals Inc.[1]	1,531	13,856
CV Therapeutics Inc.[1,2]	917	18,175
Express Scripts Inc.[1]	2,182	195,594
Forest Laboratories Inc.[1]	12,479	445,251
Gilead Sciences Inc.[1]	14,476	537,060
Hospira Inc.[1]	5,287	177,379
ImClone Systems Inc.[1]	2,287	72,841
Impax Laboratories Inc.[1,2]	1,454	23,657
IVAX Corp.[1]	7,145	135,041
Kinetic Concepts Inc.[1]	1,640	100,778
King Pharmaceuticals Inc.[1]	8,106	64,848
Ligand Pharmaceuticals Inc. Class B1	2,364	12,482
Lilly (Eli) & Co.	32,454	1,897,585
Medarex Inc.[1]	2,391	16,928
Medco Health Solutions Inc.[1]	9,077	462,655
Medicines Co. (The)[1,2]	1,480	31,598
Medicis Pharmaceutical Corp. Class A2	1,985	55,779
Merck & Co. Inc.	74,662	2,531,042
MGI Pharma Inc.[1]	2,442	53,846
Mylan Laboratories Inc.	8,163	134,690
Nabi Biopharmaceuticals[1]	1,690	18,421
NBTY Inc.[1]	2,151	45,859
Neurocrine Biosciences Inc.[1]	1,159	40,519
Noven Pharmaceuticals Inc.[1,2]	764	12,705
NPS Pharmaceuticals Inc.[1,2]	1,328	16,135
Omnicare Inc.	3,439	119,230
Onyx Pharmaceuticals Inc.[1]	1,059	32,713
OSI Pharmaceuticals Inc.[1,2]	1,501	71,050
Par Pharmaceutical Companies Inc.[1,2]	1,172	35,195
Perrigo Co.	2,642	48,401
Pfizer Inc.	253,291	6,881,915
Priority Healthcare Corp. Class B1,2	1,193	27,177
Schering-Plough Corp.	49,499	1,033,044
Sepracor Inc.[1,2]	3,459	207,263
Taro Pharmaceutical Industries Ltd.[1]	892	25,922
Trimeris Inc.[1]	573	5,701
United Therapeutics Inc.[1,2]	731	35,081
Valeant Pharmaceuticals International	3,059	63,474
VCA Antech Inc.[1,2]	2,853	66,418
Vicuron Pharmaceuticals Inc.[1]	2,000	32,700
Watson Pharmaceuticals Inc.[1]	3,737	112,110
Wyeth	44,941	2,019,649

		24,742,109

PIPELINES – 0.30%
Dynegy Inc. Class A1	9,334	31,269
El Paso Corp.	20,893	208,721
Equitable Resources Inc.	2,001	115,338
Kinder Morgan Inc.	3,311	253,159
National Fuel Gas Co.[2]	2,702	73,575
Questar Corp.	2,843	166,031
Western Gas Resources Inc.	1,903	63,579
Williams Companies Inc.	18,481	314,547

		1,226,219

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
REAL ESTATE – 0.04%
St. Joe Co. (The)	2,368	$164,789

		164,789

REAL ESTATE INVESTMENT TRUSTS – 1.93%
Alexandria Real Estate Equities Inc.	599	41,223
AMB Property Corp.[2]	2,861	111,550
American Financial Realty Trust[2]	3,552	54,452
Annaly Mortgage Management Inc.[2]	3,993	76,346
Apartment Investment & Management Co. Class A	3,195	121,793
Archstone-Smith Trust	6,675	240,100
Arden Realty Group Inc.	2,105	75,127
AvalonBay Communities Inc.	2,439	175,608
Boston Properties Inc.	3,662	243,413
Brandywine Realty Trust	1,665	47,120
BRE Properties Inc. Class A2	1,612	59,999
Camden Property Trust[2]	1,824	93,024
Capital Automotive REIT	1,557	52,907
CarrAmerica Realty Corp.[2]	1,783	58,910
Catellus Development Corp.	3,096	85,759
CBL & Associates Properties Inc.	1,012	78,298
CenterPoint Properties Trust	1,709	70,428
Colonial Properties Trust	1,355	52,371
Cousins Properties Inc.	1,354	36,558
Crescent Real Estate Equities Co.	3,261	54,785
CRT Properties Inc.	884	20,412
Developers Diversified Realty Corp.	3,439	145,951
Duke Realty Corp.	4,651	142,321
Equity Inns Inc.	1,794	20,200
Equity Lifestyle Properties Inc.	619	22,655
Equity Office Properties Trust	13,587	427,583
Equity Residential	9,391	322,581
Essex Property Trust Inc.[2]	703	53,393
Federal Realty Investment Trust[2]	1,695	90,683
FelCor Lodging Trust Inc.[1,2]	1,484	18,164
First Industrial Realty Trust Inc.[2]	1,387	52,983
Gables Residential Trust	985	36,100
General Growth Properties Inc.[2]	7,460	291,761
Glenborough Realty Trust Inc.	1,029	21,136
Health Care Property Investors Inc.	4,568	117,124
Health Care REIT Inc.	1,849	61,942
Healthcare Realty Trust Inc.[2]	1,641	63,359
Highwoods Properties Inc.	1,806	50,803
Home Properties Inc.	1,204	50,387
Hospitality Properties Trust	2,182	91,164
Host Marriott Corp.	10,615	178,544
HRPT Properties Trust	7,025	82,544
Impac Mortgage Holdings Inc.[2]	2,328	42,649
iStar Financial Inc.	3,715	148,006
Kilroy Realty Corp.	866	37,784
Kimco Realty Corp.[2]	3,178	176,029
Liberty Property Trust	2,743	109,254
Macerich Co. (The)	2,004	120,841
Mack-Cali Realty Corp.	1,952	85,868
Meristar Hospitality Corp.[1]	3,028	20,742
Mills Corp.	1,759	100,509
Nationwide Health Properties Inc.	2,090	44,789
New Century Financial Corp.	1,669	75,856
New Plan Excel Realty Trust Inc.[2]	3,454	89,148
Novastar Financial Inc.[2]	846	30,202
Pan Pacific Retail Properties Inc.	1,322	79,875
Pennsylvania Real Estate Investment Trust	1,230	51,845
Plum Creek Timber Co. Inc.	6,265	216,393
Post Properties Inc.[2]	1,226	39,943
Prentiss Properties Trust	1,421	47,206
ProLogis	6,188	244,983
Public Storage Inc.[2]	2,990	175,513
Rayonier Inc.[2]	1,657	83,281
Realty Income Corp.[2]	2,828	68,183
Reckson Associates Realty Corp.	2,812	90,687
Redwood Trust Inc.[2]	796	39,896
Regency Centers Corp.	2,073	109,143
Saxon Capital Inc.[2]	1,424	24,493
Shurgard Storage Centers Inc. Class A	1,533	64,125
Simon Property Group Inc.	7,438	491,429
SL Green Realty Corp.	1,375	83,875
Taubman Centers Inc.[2]	1,695	50,172
Thornburg Mortgage Inc.[2]	2,990	89,580
Trizec Properties Inc.	3,280	65,567
United Dominion Realty Trust Inc.	4,369	96,773
Ventas Inc.	2,822	76,138

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
Vornado Realty Trust	3,927	$300,219
Washington Real Estate Investment Trust[2]	1,451	43,254
Weingarten Realty Investors	2,762	99,460

		8,005,271

RETAIL – 6.02%
Abercrombie & Fitch Co. Class A	2,930	158,074
Advance Auto Parts Inc.[1]	2,422	129,214
Aeropostale Inc.[1]	1,809	50,525
American Eagle Outfitters Inc.	3,879	101,707
AnnTaylor Stores Corp.[1]	2,274	55,690
Applebee’s International Inc.	2,895	71,738
AutoNation Inc.[1]	6,423	117,348
AutoZone Inc.[1]	2,190	181,770
Barnes & Noble Inc.[1]	1,818	64,721
Bed Bath & Beyond Inc.[1]	10,087	375,337
Best Buy Co. Inc.	8,912	448,630
Big Lots Inc.[1,2]	4,034	41,066
BJ’s Wholesale Club Inc.[1,2]	2,245	59,829
Bob Evans Farms Inc.	1,211	24,704
Borders Group Inc.	2,713	65,627
Brinker International Inc.[1]	2,967	100,285
CarMax Inc.[1]	3,361	91,688
Casey’s General Store Inc.[2]	1,654	27,920
Cato Corp. Class A	594	15,266
CBRL Group Inc.	1,612	62,110
CEC Entertainment Inc.[1,2]	1,339	48,472
Charming Shoppes Inc.[1]	3,767	28,026
Cheesecake Factory (The)[1,2]	2,636	80,899
Chico’s FAS Inc.[1,2]	5,984	153,370
Children’s Place Retail Stores Inc. (The)[1,2]	491	18,270
Christopher & Banks Corp.[2]	1,191	18,603
Circuit City Stores Inc.	6,403	101,167
Claire’s Stores Inc.	2,690	58,696
Copart Inc.[1]	2,162	46,872
Cost Plus Inc.[1]	740	17,161
Costco Wholesale Corp.	15,555	631,222
CVS Corp.	13,339	688,026
Darden Restaurants Inc.	4,975	149,250
Dillard’s Inc. Class A2	2,203	51,264
Dollar General Corp.	10,239	208,364
Dollar Tree Stores Inc.[1]	3,903	95,584
Dress Barn Inc.[1]	588	10,114
Family Dollar Stores Inc.	5,188	139,972
Federated Department Stores Inc.	5,821	334,708
Foot Locker Inc.	5,096	135,859
Fred’s Inc.[2]	1,033	14,917
GameStop Corp. Class B1	1,006	23,480
Gap Inc. (The)	21,487	458,747
Genesco Inc.[1,2]	738	18,989
Guitar Center Inc.[1]	777	38,345
Home Depot Inc.	73,800	2,610,306
Hot Topic Inc.[1]	1,505	30,085
IHOP Corp.	735	30,062
Insight Enterprises Inc.[1]	1,502	27,186
Jack in the Box Inc.[1]	1,235	45,152
Kenneth Cole Productions Inc. Class A	305	9,144
Kohl’s Corp.[1]	10,200	485,520
Krispy Kreme Doughnuts Inc.[1,2]	2,051	12,142
Limited Brands Inc.	11,542	250,346
Linens ‘n Things Inc.[1,2]	1,403	32,732
Lone Star Steakhouse & Saloon Inc.	610	17,294
Longs Drug Stores Corp.[2]	1,004	36,495
Lowe’s Companies Inc.	23,952	1,248,139
May Department Stores Co. (The)	9,866	346,099
McDonald’s Corp.	42,266	1,238,816
Men’s Wearhouse Inc. (The)[1,2]	1,001	41,311
Michaels Stores Inc.	4,512	149,798
MSC Industrial Direct Co. Inc. Class A	1,488	39,983
Neiman-Marcus Group Inc. Class A	1,007	99,008
99 Cents Only Stores[1,2]	1,672	18,526
Nordstrom Inc.	3,967	201,643
Nu Skin Enterprises Inc. Class A2	1,815	39,930
Office Depot Inc.[1]	10,293	201,537
OfficeMax Inc.	2,998	97,375
O’Reilly Automotive Inc.[1,2]	1,784	91,555
Outback Steakhouse Inc.[2]	2,507	101,283
P.F. Chang’s China Bistro Inc.[1,2]	755	41,918
Pacific Sunwear of California Inc.[1]	2,688	60,776
Panera Bread Co. Class A1	942	47,119
Papa John’s International Inc.[1,2]	322	11,038

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
Payless ShoeSource Inc.[1]	2,265	$30,940
Penney (J.C.) Co. Inc. (Holding Co.)	8,545	405,118
Pep Boys-Manny, Moe & Jack Inc.[2]	2,119	30,047
PETCO Animal Supplies Inc.[1]	1,308	40,940
PETsMART Inc.[2]	4,968	132,397
Pier 1 Imports Inc.[2]	2,493	36,198
RadioShack Corp.	5,452	136,136
Regis Corp.	1,520	54,310
Rite Aid Corp.[1]	14,805	53,742
Ross Stores Inc.	5,197	138,864
Ruby Tuesday Inc.[2]	2,251	50,648
Ryan’s Restaurant Group Inc.[1]	1,648	20,897
Saks Inc.[1]	4,181	71,244
Sears Holdings Corp.[1]	3,079	416,404
ShopKo Stores Inc.[1]	903	21,636
Sonic Corp.[1,2]	2,033	65,137
Sports Authority Inc. (The)[1,2]	745	19,817
Staples Inc.	25,108	478,810
Starbucks Corp.[1]	13,386	662,875
Stein Mart Inc.[1]	907	18,376
Talbots Inc. (The)	728	18,600
Target Corp.	27,810	1,290,662
Tiffany & Co.[2]	4,900	147,735
TJX Companies Inc.[2]	16,848	381,607
Toys R Us Inc.[1]	7,206	182,672
Tractor Supply Co.[1]	1,269	51,039
Triarc Companies Inc. Class B2	930	11,941
Tuesday Morning Corp.[1]	856	22,479
Urban Outfitters Inc.[1]	1,925	85,278
Walgreen Co.	34,446	1,483,245
Wal-Mart Stores Inc.	87,856	4,141,532
Wendy’s International Inc.	3,725	159,914
Williams-Sonoma Inc.[1]	3,170	106,163
Yum! Brands Inc.[2]	9,892	464,528
Zale Corp.[1,2]	1,834	49,573

		24,957,448

SAVINGS & LOANS – 0.76%
Anchor BanCorp Wisconsin Inc.	748	19,762
Astoria Financial Corp.	3,648	96,709
Commercial Capital Bancorp Inc.	1,474	23,274
Commercial Federal Corp.	1,446	37,755
Dime Community Bancshares[2]	1,086	16,116
Downey Financial Corp.	748	48,418
First Niagara Financial Group Inc.	3,937	49,370
FirstFed Financial Corp.[1]	591	29,922
Golden West Financial Corp.[2]	10,312	642,747
Harbor Florida Bancshares Inc.[2]	734	25,396
Hudson City Bancorp Inc.	2,304	76,424
Independence Community Bank Corp.	2,655	94,730
MAF Bancorp Inc.	1,190	48,052
New York Community Bancorp Inc.[2]	7,929	140,343
OceanFirst Financial Corp.	451	9,629
People’s Bank	3,141	130,446
PFF Bancorp Inc.	630	17,590
Provident Financial Services Inc.[2]	2,337	39,706
Sovereign Bancorp Inc.	12,411	255,294
Washington Federal Inc.	3,032	67,583
Washington Mutual Inc.[2]	29,321	1,211,544
Webster Financial Corp.	1,804	81,992

		3,162,802

SEMICONDUCTORS – 3.08%
Actel Corp.[1]	888	12,459
Advanced Micro Devices Inc.[1]	11,865	168,839
Agere Systems Inc. Class A1	28,475	33,316
Agere Systems Inc. Class B1	31,369	37,015
Altera Corp.[1]	12,523	259,602
Amkor Technology Inc.[1]	2,866	9,257
Analog Devices Inc.	12,571	428,797
Applied Materials Inc.[1]	57,232	851,040
Applied Micro Circuits Corp.[1]	10,490	28,008
Asyst Technologies Inc.[1]	1,218	3,995
Atmel Corp.[1]	15,147	34,990
ATMI Inc.[1]	1,045	23,946
Axcelis Technologies Inc.[1,2]	3,442	21,375
Broadcom Corp. Class A1	8,851	264,733
Brooks Automation Inc.[1,2]	1,494	19,213
Cirrus Logic Inc.[1]	2,552	10,769
Cohu Inc.	599	10,692
Conexant Systems Inc.[1]	15,957	17,872
Credence Systems Corp.[1]	2,875	18,084
Cree Inc.[1,2]	2,552	61,733
Cypress Semiconductor Corp.[1,2]	4,040	48,440

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
DSP Group Inc.[1]	901	$21,714
Emulex Corp.[1]	2,851	44,276
ESS Technology Inc.[1]	1,037	3,982
Exar Corp.[1]	1,353	17,170
Fairchild Semiconductor International Inc. Class A1	3,997	53,760
Freescale Semiconductor Inc. Class A1,2	4,142	77,538
Freescale Semiconductor Inc. Class B1	9,046	170,608
Helix Technology Corp.[2]	913	10,997
Integrated Circuit Systems Inc.[1]	2,516	45,967
Integrated Device Technology Inc.[1]	3,615	38,681
Intel Corp.	212,381	4,995,201
International Rectifier Corp.[1,2]	2,318	98,608
Intersil Corp. Class A	4,974	86,846
KLA-Tencor Corp.	6,606	257,766
Kopin Corp.[1]	2,262	6,944
Kulicke & Soffa Industries Inc.[1]	1,639	8,375
Lam Research Corp.[1]	4,343	111,398
Lattice Semiconductor Corp.[1]	3,451	15,737
Linear Technology Corp.	10,381	371,017
LSI Logic Corp.[1]	12,739	68,281
LTX Corp.[1]	2,288	8,786
Marvell Technology Group Ltd.[1]	6,573	220,064
Maxim Integrated Products Inc.	11,004	411,550
Micrel Inc.[1]	2,388	22,447
Microchip Technology Inc.	7,060	201,069
Micron Technology Inc.[1]	20,458	198,647
Mindspeed Technologies Inc.[1,2]	2,966	4,034
Mykrolis Corp.[1]	1,369	17,455
National Semiconductor Corp.	12,173	232,261
Novellus Systems Inc.	4,797	112,394
NVIDIA Corp.[1]	5,242	115,009
OmniVision Technologies Inc.[1,2]	1,748	24,472
Photronics Inc.[1,2]	910	14,469
PMC-Sierra Inc.[1]	6,084	49,037
Power Integrations Inc.[1]	1,034	22,490
QLogic Corp.[1]	3,191	106,069
Rambus Inc.[1]	3,353	47,680
Semtech Corp.[1]	2,441	41,228
Silicon Image Inc.[1]	2,533	25,507
Silicon Laboratories Inc.[1,2]	1,457	37,008
Siliconix Inc.[1]	154	5,077
Skyworks Solutions Inc.[1]	5,184	27,164
Teradyne Inc.[1]	6,607	72,809
Texas Instruments Inc.	58,206	1,452,822
Transmeta Corp.[1,2]	3,867	2,668
TriQuint Semiconductor Inc.[1,2]	4,195	12,417
Ultratech Inc.[1,2]	859	13,675
Varian Semiconductor Equipment Associates Inc.[1]	1,188	44,301
Veeco Instruments Inc.[1,2]	900	11,979
Vitesse Semiconductor Corp.[1]	6,884	14,319
Xilinx Inc.	11,681	314,686
Zoran Corp.[1]	1,334	14,114

		12,766,748

SOFTWARE – 4.05%
Activision Inc.[1]	6,015	86,977
Actuate Corp.[1]	2,097	3,984
Acxiom Corp.	2,811	53,409
Adobe Systems Inc.	8,050	478,734
Advent Software Inc.[1]	1,058	18,875
Ascential Software Corp.[1]	1,984	36,645
Autodesk Inc.	7,717	245,632
Automatic Data Processing Inc.[2]	19,942	866,280
Avid Technology Inc.[1]	1,127	55,798
BEA Systems Inc.[1]	13,210	91,149
BMC Software Inc.[1]	7,614	123,347
Borland Software Corp.[1]	2,706	15,722
Cerner Corp.[1,2]	910	52,835
Certegy Inc.	2,054	74,827
Citrix Systems Inc.[1]	5,566	125,235
Computer Associates International Inc.[2]	15,757	423,863
Compuware Corp.[1]	11,280	67,116
CSG Systems International Inc.[1]	1,787	30,719
Dendrite International Inc.[1]	1,337	20,617
Dun & Bradstreet Corp.[1]	2,398	149,731
eFunds Corp.[1]	1,645	35,960
Electronic Arts Inc.[1]	10,086	538,492
Fair Isaac Corp.	2,288	75,229
FileNET Corp.[1,2]	1,208	32,012

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
First Data Corp.	28,813	$1,095,758
Fiserv Inc.[1]	6,593	278,884
Global Payments Inc.[2]	1,202	77,842
Hyperion Solutions Corp.[1,2]	1,297	52,749
IDX Systems Corp.[1,2]	617	19,108
IMS Health Inc.	7,870	188,723
Informatica Corp.[1]	2,986	23,082
Inter-Tel Inc.	731	13,918
Intuit Inc.[1]	5,860	236,158
JDA Software Group Inc.[1]	1,091	11,172
Keane Inc.[1]	1,952	23,229
Manugistics Group Inc.[1]	1,967	3,226
Mercury Interactive Corp.[1]	2,838	117,295
Micromuse Inc.[1]	2,377	12,289
Microsoft Corp.	325,433	8,233,455
MRO Software Inc.[1]	599	7,661
NAVTEQ Corp.[1]	1,829	66,612
NDCHealth Corp.[2]	1,190	18,171
NetIQ Corp.[1]	1,809	19,392
Novell Inc.[1]	12,739	75,287
Oracle Corp.[1]	133,753	1,546,185
Packeteer Inc.[1]	1,047	12,229
Parametric Technology Corp.[1]	9,296	49,455
Pixar Inc.[1]	1,654	75,654
Quest Software Inc.[1]	1,787	21,194
Red Hat Inc.[1,2]	5,691	61,178
Safeguard Scientifics Inc.[1]	3,907	5,079
SEI Investments Co.[2]	2,392	78,482
SERENA Software Inc.[1,2]	954	18,155
Siebel Systems Inc.[1]	15,259	137,331
Sybase Inc.[1]	3,416	64,665
Take-Two Interactive Software Inc.[1]	2,191	51,554
THQ Inc.[1,2]	1,349	34,022
Total System Services Inc.	1,342	32,986
Veritas Software Corp.[1]	14,588	300,367
Wind River Systems Inc.[1]	2,414	31,334

		16,797,069

TELECOMMUNICATIONS – 5.42%
Adaptec Inc.[1]	3,615	13,231
ADC Telecommunications Inc.[1]	27,318	62,012
ADTRAN Inc.	1,500	31,095
Aeroflex Inc.[1]	2,243	17,787
Alltel Corp.	10,433	594,264
Amdocs Ltd.[1]	6,314	168,647
American Tower Corp. Class A1	7,511	129,415
Anaren Inc.[1,2]	767	7,463
Andrew Corp.[1]	5,273	64,700
Arris Group Inc.[1,2]	2,602	19,749
Aspect Communications Corp.[1]	1,095	9,318
AT&T Corp.	26,565	508,188
Audiovox Corp. Class A1,2	599	8,182
Avaya Inc.[1]	14,117	122,536
BellSouth Corp.[2]	61,556	1,630,618
Black Box Corp.	615	20,000
C-COR Inc.[1,2]	1,707	11,283
CenturyTel Inc.[2]	4,293	131,752
CIENA Corp.[1]	18,968	43,626
Cincinnati Bell Inc.[1,2]	8,398	33,592
Cisco Systems Inc.[1]	221,214	3,822,578
Citizens Communications Co.	10,937	139,447
CommScope Inc.[1]	1,608	22,705
Computer Network Technology Corp.[1]	1,043	4,162
Comverse Technology Inc.[1]	6,280	143,121
Corning Inc.[1]	46,870	644,463
Crown Castle International Corp.[1]	7,594	122,491
Extreme Networks Inc.[1]	4,036	17,960
Finisar Corp.[1,2]	4,952	6,240
Foundry Networks Inc.[1]	3,769	31,660
Harmonic Inc.[1]	2,089	11,510
Harris Corp.	4,560	128,592
IDT Corp.[1]	895	12,047
IDT Corp. Class B1,2	1,632	22,946
InterDigital Communications Corp.[1]	1,803	29,497
JDS Uniphase Corp.[1]	45,272	67,003
Juniper Networks Inc.[1]	16,545	373,752
Level 3 Communications Inc.[1,2]	21,008	38,024
Lucent Technologies Inc.[1]	144,768	351,786
MCI Inc.	8,392	222,640
Motorola Inc.	79,230	1,215,388
MRV Communications Inc.[1,2]	2,841	5,426
Newport Corp.[1]	1,345	18,494
Nextel Communications Inc. Class A1	36,374	1,018,108

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Shares	Value
Nextel Partners Inc. Class A1	1,295	$30,458
NII Holdings Inc. Class B1	1,975	98,888
NTL Inc.[1]	2,361	151,057
Plantronics Inc.[2]	1,703	53,627
Polycom Inc.[1]	3,422	52,220
Powerwave Technologies Inc.[1]	3,045	21,985
QUALCOMM Inc.	55,214	1,926,416
Qwest Communications International Inc.[1]	48,030	164,263
REMEC Inc.[1,2]	2,120	10,494
RF Micro Devices Inc.[1,2]	6,627	25,978
SBC Communications Inc.	111,435	2,652,153
Scientific-Atlanta Inc.	5,232	159,995
Sonus Networks Inc.[1]	7,304	25,126
SpectraSite Inc.[1]	1,512	84,869
Sprint Corp. (FON Group)	42,365	943,045
Stratex Networks Inc.[1]	2,696	3,505
Sycamore Networks Inc.[1]	6,602	22,183
Tekelec[1,2]	2,070	28,173
Telephone & Data Systems Inc.	1,698	131,069
Telewest Global Inc.[1]	8,009	148,487
Tellabs Inc.[1]	14,471	112,295
3Com Corp.[1]	12,920	40,698
Tollgrade Communications Inc.[1]	451	3,184
United States Cellular Corp.[1]	426	19,681
UTStarcom Inc.[1,2]	3,508	33,361
Verizon Communications Inc.	93,043	3,330,939
Western Wireless Corp. Class A1	2,607	102,168
Wireless Facilities Inc.[1]	1,833	9,697

		22,483,512

TEXTILES – 0.08%
Cintas Corp.	4,633	178,787
G&K Services Inc. Class A	735	28,209
Mohawk Industries Inc.[1]	1,792	139,436

		346,432

TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.[2]	5,362	101,449
Jakks Pacific Inc.[1,2]	758	14,243
Marvel Enterprises Inc.[1,2]	2,692	52,763
Mattel Inc.	13,953	251,852

		420,307

TRANSPORTATION – 1.26%
Alexander & Baldwin Inc.	1,467	59,751
Arkansas Best Corp.	755	23,805
Burlington Northern Santa Fe Corp.	12,628	609,301
CH Robinson Worldwide Inc.	2,788	143,861
CNF Inc.	1,655	70,751
CSX Corp.	7,216	289,578
EGL Inc.[1]	1,210	23,607
Expeditors International Washington Inc.	3,606	177,091
FedEx Corp.	9,466	804,137
General Maritime Corp.[1,2]	1,210	53,059
Hunt (J.B.) Transport Services Inc.	2,176	85,060
Kansas City Southern Industries Inc.[1,2]	2,230	42,192
Landstar System Inc.[1]	2,056	63,016
Norfolk Southern Corp.	13,465	422,801
Offshore Logistics Inc.[1]	771	22,336
OMI Corp.[2]	3,131	56,953
Overseas Shipholding Group Inc.	966	54,511
Ryder System Inc.	2,125	78,476
SCS Transportation Inc.[1]	460	7,033
Swift Transportation Co. Inc.[1,2]	1,630	34,768
Union Pacific Corp.	8,714	557,086
United Parcel Service Inc. Class B	19,357	1,380,348
USF Corp.[2]	909	38,751
Werner Enterprises Inc.[2]	2,048	38,052
Yellow Roadway Corp.[1]	1,513	74,137

		5,210,461

TRUCKING & LEASING – 0.01%
GATX Corp.[2]	1,328	43,452

		43,452

WATER – 0.02%
Aqua America Inc.[2]	3,246	86,668

		86,668

TOTAL COMMON STOCKS (Cost: $364,085,587)		414,448,765

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 7.29%

COMMERCIAL PAPER[3] – 1.91%
Alpine Securitization Corp.
2.80%, 05/04/05	$381,322	$381,262
Amstel Funding Corp.
2.95%, 08/19/05	55,420	54,925
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	150,662	150,509
ANZ National Bank Ltd.
2.94%, 08/15/05	66,665	66,094
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	199,994	199,474
Bryant Park Funding LLC
2.75%, 05/03/05	26,666	26,664
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	442,185	442,073
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	166,662	165,574
Chariot Funding LLC
2.99%, 05/20/05	31,700	31,653
Charta LLC
2.99%, 06/16/05 - 06/21/05	279,991	278,885
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	473,319	472,742
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	246,659	246,066
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	233,326	232,950
DEPFA Bank PLC
2.28%, 05/03/05	66,665	66,660
Deutsche Bank Financial LLC
2.80%, 05/03/05	399,988	399,957
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	453,319	452,184
Fairway Finance LLC
3.15%, 09/15/05	118,603	117,192
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	267,121	266,803
Ford Credit Auto Receivables
2.74%, 05/04/05	65,331	65,321
Fortis Funding LLC
2.35%, 05/09/05	186,661	186,576
Gemini Securitization Corp.
3.02%, 06/27/05	13,333	13,270
General Electric Capital Corp.
2.74%, 07/07/05	66,665	66,330
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	293,324	292,925
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	399,988	396,110
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	538,223	537,149
Kitty Hawk Funding Corp.
2.88%, 05/04/05	100,684	100,667
Moat Funding LLC
2.74%, 05/02/05	93,330	93,330
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	173,328	173,304
Nordea North America Inc.
2.74%, 07/11/05	66,665	66,309
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	86,664	86,485
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	215,528	215,309
Santander Central Hispano
2.75%, 07/08/05	166,662	165,810
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	393,358	392,708

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Principal	Value
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	$459,986	$459,961
Sydney Capital Corp.
2.81%, 05/04/05	43,999	43,992
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	366,655	366,495
UBS Finance (Delaware)
2.79%, 05/04/05	106,663	106,647
Windmill Funding Corp.
2.80%, 05/04/05	41,199	41,192

		7,921,557

FLOATING RATE NOTES[3] – 2.59%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	61,331	61,333
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	466,652	466,717
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	86,664	86,647
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	511,984	512,007
BMW US Capital LLC
2.92%, 04/18/06[4]	133,329	133,330
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	453,319	453,254
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	346,656	346,644
Commodore CDO Ltd.
3.08%, 12/12/05	33,332	33,333
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	399,988	399,945
DEPFA Bank PLC
2.99%, 03/15/06	133,329	133,330
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	289,324	289,338
Fairway Finance LLC
2.94%, 06/20/05	66,665	66,664
Fifth Third Bancorp
2.98%, 02/23/06[4]	266,658	266,658
Five Finance Inc.
3.01%, 02/27/06[4]	66,665	66,672
General Electric Capital Corp.
3.01%, 05/09/06	59,998	60,071
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	38,358	38,358
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	86,664	86,664
Hartford Life Global Funding Trust
2.94%, 04/15/06	133,329	133,330
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	399,988	399,990
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	599,981	599,992
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	139,996	139,996
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	279,991	280,097
Lothian Mortgages PLC
3.01%, 01/24/06[4]	199,994	199,994
Marshall & Ilsley Corp.
3.09%, 02/20/06	133,329	133,458
MetLife Global Funding I
2.86%, 05/05/06[4]	199,994	199,994
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	333,323	333,309
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	493,318	493,405

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Principal	Value
Norddeutsche Landesbank
3.11%, 07/27/05	$133,329	$133,318
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	399,988	399,988
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	473,319	473,319
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	180,994	180,938
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	73,331	73,317
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	679,979	679,998
Societe Generale
2.99%, 03/30/06	113,330	113,295
SunTrust Bank
3.17%, 04/28/06	199,994	199,994
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	361,322	361,312
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	363,180	363,180
Wells Fargo & Co.
2.92%, 05/15/06[4]	66,665	66,673
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	466,652	466,623
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	571,982	571,923
Windmill Funding Corp.
2.78%, 05/03/05	93,330	93,323
Winston Funding Ltd.
3.22%, 07/23/05[4]	95,197	95,197
World Savings Bank
2.86%, 09/09/05	46,665	46,664

		10,733,592

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.30%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	533,317	$533,317
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	637,127	637,127
BlackRock Temp Cash Money Market Fund[3]	19,314	19,314
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	54,020	54,020

		1,243,778

REPURCHASE AGREEMENTS[3] – 1.47%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $3,334,055 and an effective yield of 2.97%.[6]	$3,333,230	3,333,230
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,621,245 and effective yields of 2.96% - 3.00%.[6]	1,620,844	1,620,844
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,132,041 and effective yields of 2.96% - 3.00%.[6]	1,131,761	1,131,761

		6,085,835

TIME DEPOSITS[3] – 0.96%
American Express Centurion Bank
3.00%, 05/25/05	333,323	333,323
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	193,327	193,328
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	186,661	186,662

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2005

Security	Principal	Value
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	$173,328	$173,329
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	259,992	259,994
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	233,326	233,327
HBOS Treasury Services PLC
3.39%, 12/14/05	79,998	79,998
Natexis Banques
2.98%, 08/18/05	133,329	133,330
Norddeutsche Landesbank
2.11%, 06/07/05	133,329	133,327
Societe Generale
2.81%, 05/03/05	93,330	93,330
SunTrust Bank
2.68%, 05/03/05	133,329	133,329
Svenska Handelsbanken AB
3.00%, 06/20/05	66,665	66,665
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	406,654	406,644
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	106,663	106,662
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	859,973	859,974
Wells Fargo Bank N.A.
3.04%, 06/29/05	399,988	399,988
World Savings Bank
2.75%, 05/03/05	186,661	186,661

		3,979,871

U.S. GOVERNMENT AGENCY NOTES[3] – 0.06%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	66,469	66,359
Federal National Mortgage Association
2.33%, 07/22/05	199,994	198,948

		265,307

TOTAL SHORT-TERM INVESTMENTS (Cost: $30,229,940)		30,229,940

TOTAL INVESTMENTS IN SECURITIES – 107.18% (Cost: $394,315,527)		444,678,705
Other Assets, Less Liabilities – (7.18%)		(29,776,829)

NET ASSETS – 100.00%		$414,901,876

NVS - Non-Voting Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.99%

OIL & GAS – 85.23%
Amerada Hess Corp.[1]	79,589	$7,453,510
Anadarko Petroleum Corp.[1]	206,509	15,083,417
Apache Corp.	268,282	15,101,594
Burlington Resources Inc.	413,986	20,123,860
Cabot Oil & Gas Corp.[1]	44,313	1,304,575
Chesapeake Energy Corp.	41,919	806,522
ChevronTexaco Corp.	2,296,009	119,392,468
Cimarex Energy Co.[1,2]	25,352	899,996
ConocoPhillips	353,119	37,024,527
Devon Energy Corp.[1]	355,490	16,057,483
Diamond Offshore Drilling Inc.[1]	65,101	2,871,605
ENSCO International Inc.	79,318	2,585,767
EOG Resources Inc.[1]	225,629	10,728,659
Exxon Mobil Corp.	2,732,607	155,840,577
Forest Oil Corp.[2]	15,941	614,207
GlobalSantaFe Corp.[1]	115,215	3,871,224
Helmerich & Payne Inc.[1]	46,066	1,770,777
Kerr-McGee Corp.[1]	114,654	8,897,150
Marathon Oil Corp.[1]	246,237	11,467,257
Murphy Oil Corp.	152,303	13,568,674
Nabors Industries Ltd.[2]	115,506	6,222,308
Newfield Exploration Co.[2]	40,628	2,885,807
Noble Corp.	90,159	4,589,093
Noble Energy Inc.[1]	55,655	3,568,599
Occidental Petroleum Corp.	457,229	31,548,801
Patterson-UTI Energy Inc.	4,910	117,693
Pioneer Natural Resources Co.	109,168	4,438,771
Rowan Companies Inc.	4,904	130,103
Stone Energy Corp.[1,2]	18,478	830,401
Sunoco Inc.[1]	49,220	4,885,577
Transocean Inc.[2]	229,781	10,654,945
Unocal Corp.	275,893	15,049,963
Valero Energy Corp.	117,311	8,039,323
Vintage Petroleum Inc.[1]	32,965	952,359
XTO Energy Inc.	167,161	5,043,247

		544,420,839

OIL & GAS SERVICES – 12.23%
Baker Hughes Inc.	325,477	14,360,045
BJ Services Co.[1]	112,863	5,502,071

Security	Shares or Principal	Value
Cooper Cameron Corp.[1,2]	31,952	$1,755,443
Global Industries Ltd.[2]	1,308	12,609
Grant Prideco Inc.[1,2]	63,133	1,398,396
Halliburton Co.	295,837	12,303,861
Hanover Compressor Co.[1,2]	42,572	441,472
Lone Star Technologies Inc.[1,2]	19,035	741,223
National Oilwell Varco Inc.[2]	72,619	2,885,879
Schlumberger Ltd.	427,145	29,220,989
Seacor Holdings Inc.[1,2]	5,818	331,684
Smith International Inc.[1]	65,476	3,809,394
Tidewater Inc.[1]	29,900	1,030,653
Veritas DGC Inc.[1,2]	17,444	446,566
Weatherford International Ltd.[1,2]	74,439	3,881,994

		78,122,279

PIPELINES – 2.53%
El Paso Corp.	124,804	1,246,792
Kinder Morgan Inc.[1]	98,683	7,545,302
Williams Companies Inc.	431,130	7,337,833

		16,129,927

TOTAL COMMON STOCKS (Cost: $497,601,356)		638,673,045

SHORT-TERM INVESTMENTS – 7.88%

COMMERCIAL PAPER[3] – 2.10%
Alpine Securitization Corp
2.80%, 05/04/05	$645,148	645,048
Amstel Funding Corp.
2.95%, 08/19/05	93,763	92,926
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	254,901	254,643
ANZ National Bank Ltd.
2.94%, 08/15/05	112,788	111,823
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	338,364	337,484
Bryant Park Funding LLC
2.75%, 05/03/05	45,115	45,112

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	$748,122	$747,933
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	281,970	280,130
Chariot Funding LLC
2.99%, 05/20/05	53,633	53,553
Charta LLC
2.99%, 06/16/05 - 06/21/05	473,710	471,838
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	800,796	799,821
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	417,316	416,312
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	394,758	394,121
DEPFA Bank PLC
2.28%, 05/03/05	112,788	112,781
Deutsche Bank Financial LLC
2.80%, 05/03/05	676,729	676,676
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	766,959	765,038
Fairway Finance LLC
3.15%, 09/15/05	200,661	198,274
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	451,935	451,396
Ford Credit Auto Receivables
2.74%, 05/04/05	110,532	110,516
Fortis Funding LLC
2.35%, 05/09/05	315,807	315,662
Gemini Securitization Corp.
3.02%, 06/27/05	22,558	22,452
General Electric Capital Corp.
2.74%, 07/07/05	112,788	112,222
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	496,268	495,592
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	676,729	670,169
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	910,606	908,788
Kitty Hawk Funding Corp.
2.88%, 05/04/05	170,344	170,317
Moat Funding LLC
2.74%, 05/02/05	157,903	157,904
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	293,249	293,208
Nordea North America Inc.
2.74%, 07/11/05	112,788	112,187
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	146,625	146,323
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	364,646	364,277
Santander Central Hispano
2.75%, 07/08/05	281,970	280,530
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	665,513	664,412
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	778,238	778,198
Sydney Capital Corp.
2.81%, 05/04/05	74,440	74,429
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	620,335	620,063
UBS Finance (Delaware)
2.79%, 05/04/05	180,461	180,433
Windmill Funding Corp.
2.80%, 05/04/05	69,703	69,692

		13,402,283

FLOATING RATE NOTES[3] – 2.84%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	103,765	103,768

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	$789,517	$789,626
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	146,625	146,596
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	866,213	866,254
BMW US Capital LLC
2.92%, 04/18/06[4]	225,576	225,576
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	766,959	766,849
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	586,498	586,476
Commodore CDO Ltd.
3.08%, 12/12/05	56,394	56,394
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	676,729	676,658
DEPFA Bank PLC
2.99%, 03/15/06	225,576	225,576
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	489,501	489,524
Fairway Finance LLC
2.94%, 06/20/05	112,788	112,787
Fifth Third Bancorp
2.98%, 02/23/06[4]	451,153	451,153
Five Finance Inc.
3.01%, 02/27/06[4]	112,788	112,800
General Electric Capital Corp.
3.01%, 05/09/06	101,509	101,632
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	64,897	64,897
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	146,625	146,625
Hartford Life Global Funding Trust
2.94%, 04/15/06	225,576	225,576
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	676,729	676,728
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	1,015,093	1,015,105
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	236,855	236,855
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	473,710	473,890
Lothian Mortgages PLC
3.01%, 01/24/06[4]	338,364	338,364
Marshall & Ilsley Corp.
3.09%, 02/20/06	225,576	225,794
MetLife Global Funding I
2.86%, 05/05/06[4]	338,364	338,364
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	563,941	563,917
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	834,632	834,777
Norddeutsche Landesbank
3.11%, 07/27/05	225,576	225,558
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	676,729	676,729
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	800,796	800,795
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	306,220	306,124
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	124,067	124,043
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	1,150,439	1,150,474

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
Societe Generale
2.99%, 03/30/06	$191,740	$191,681
SunTrust Bank
3.17%, 04/28/06	338,364	338,364
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	611,312	611,294
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	614,454	614,454
Wells Fargo & Co.
2.92%, 05/15/06[4]	112,788	112,802
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	789,517	789,468
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	967,722	967,658
Windmill Funding Corp.
2.78%, 05/03/05	157,903	157,892
Winston Funding Ltd.
3.22%, 07/23/05[4]	161,060	161,060
World Savings Bank
2.86%, 09/09/05	78,952	78,949

		18,159,906

MONEY MARKET FUNDS – 0.20%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	902,305	902,305
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	272,286	272,286
BlackRock Temp Cash Money Market Fund[3]	32,676	32,676
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	91,394	91,394

		1,298,661

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 1.61%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $5,640,803 and an effective yield of 2.97%.[6]	$5,639,407	$5,639,407
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $2,742,941 and effective yields of 2.96% - 3.00%.[6]	2,742,263	2,742,263
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,915,273 and effective yields of 2.96% - 3.00%.[6]	1,914,798	1,914,798

		10,296,468

TIME DEPOSITS[3] – 1.06%
American Express Centurion Bank
3.00%, 05/25/05	563,941	563,941
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	327,086	327,085
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	315,807	315,807
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	293,249	293,249
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	439,874	439,875
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	394,758	394,758
HBOS Treasury Services PLC
3.39%, 12/14/05	135,346	135,346
Natexis Banques
2.98%, 08/18/05	225,576	225,576

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Norddeutsche Landesbank
2.11%, 06/07/05	$225,576	$225,572
Societe Generale
2.81%, 05/03/05	157,903	157,904
SunTrust Bank
2.68%, 05/03/05	225,576	225,576
Svenska Handelsbanken AB
3.00%, 06/20/05	112,788	112,788
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	688,008	687,992
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	180,461	180,459
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	1,454,967	1,454,967
Wells Fargo Bank N.A.
3.04%, 06/29/05	676,729	676,729
World Savings Bank
2.75%, 05/03/05	315,807	315,807

		6,733,431

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	112,457	112,270
Federal National Mortgage Association
2.33%, 07/22/05	338,364	336,594

		448,864

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,339,613)		50,339,613

TOTAL INVESTMENTS IN SECURITIES – 107.87% (Cost: $547,940,969)		689,012,658
Other Assets, Less Liabilities – (7.87%)		(50,239,794)

NET ASSETS – 100.00%		$638,772,864

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.91%

AGRICULTURE – 0.06%
Delta & Pine Land Co.[1]	27,740	$699,048

		699,048

BIOTECHNOLOGY – 10.90%
Affymetrix Inc.[1,2]	43,572	2,009,105
Alexion Pharmaceuticals Inc.[2]	19,666	407,873
Amgen Inc.[2]	915,193	53,273,384
Applera Corp. - Celera Genomics Group[1,2]	53,110	488,612
Biogen Idec Inc.[2]	243,832	8,836,472
Bio-Rad Laboratories Inc. Class A2	11,725	566,786
Celgene Corp.[1,2]	118,198	4,480,886
Cell Genesys Inc.[1,2]	32,455	151,240
Charles River Laboratories International Inc.[1,2]	43,844	2,076,890
Chiron Corp.[1,2]	78,795	2,690,849
CuraGen Corp.[1,2]	29,470	91,357
Enzo Biochem Inc.[1,2]	22,392	304,979
Enzon Pharmaceuticals Inc.[2]	31,834	246,713
Genentech Inc.[2]	335,122	23,773,555
Genzyme Corp.[1,2]	164,307	9,630,033
Human Genome Sciences Inc.[1,2]	93,881	970,730
ICOS Corp.[1,2]	41,818	943,414
Immunomedics Inc.[1,2]	28,313	61,156
Incyte Corp.[1,2]	60,036	392,635
InterMune Inc.[1,2]	20,235	218,538
Invitrogen Corp.[1,2]	37,956	2,781,036
Lexicon Genetics Inc.[1,2]	30,852	135,132
Maxygen Inc.[2]	19,286	144,838
MedImmune Inc.[1,2]	179,245	4,547,446
Millennium Pharmaceuticals Inc.[2]	219,878	1,926,131
Millipore Corp.[2]	35,719	1,722,370
Myriad Genetics Inc.[1,2]	22,226	359,172
Nektar Therapeutics[2]	60,241	859,037
Protein Design Labs Inc.[1,2]	68,149	1,218,504
Regeneron Pharmaceuticals Inc.[1,2]	27,593	153,417
Savient Pharmaceuticals Inc.[1,2]	43,718	120,662
Telik Inc.[1,2]	36,985	599,157
Transkaryotic Therapies Inc.[1,2]	18,150	614,922
Vertex Pharmaceuticals Inc.[1,2]	58,161	554,856
XOMA Ltd.[1,2]	62,006	74,407

		127,426,294

COMMERCIAL SERVICES – 0.18%
Albany Molecular Research Inc.[2]	15,113	142,591
PAREXEL International Corp.[1,2]	18,973	345,878
Pharmaceutical Product Development Inc.[2]	36,102	1,638,309

		2,126,778

DISTRIBUTION & WHOLESALE – 0.07%
Owens & Minor Inc.[1]	28,345	822,288

		822,288

ELECTRONICS – 0.70%
Applera Corp. - Applied Biosystems Group	145,458	3,083,710
Fisher Scientific International Inc.[2]	82,818	4,917,733
Molecular Devices Corp.[2]	12,017	227,121

		8,228,564

HEALTH CARE - PRODUCTS – 30.07%
Advanced Medical Optics Inc.[1,2]	25,682	949,720
Alcon Inc.[1,2]	56,803	5,509,891
American Medical Systems Holdings Inc.[2]	45,612	796,386
ArthroCare Corp.[1,2]	15,711	461,589
Bard (C.R.) Inc.	74,734	5,318,819
Bausch & Lomb Inc.[1]	38,067	2,855,025
Baxter International Inc.	443,006	16,435,523
Beckman Coulter Inc.	44,165	2,946,247
Becton, Dickinson & Co.	171,340	10,026,817
Biomet Inc.	170,134	6,582,484
Biosite Inc.[2]	11,479	654,303
Boston Scientific Corp.[2]	434,611	12,855,793
Cooper Companies Inc.	31,653	2,138,160
Cyberonics Inc.[2]	15,190	572,511
Cytyc Corp.[1,2]	80,058	1,706,036
Dade Behring Holdings Inc.[2]	31,282	1,929,161
Datascope Corp.	9,003	258,566
DENTSPLY International Inc.[1]	51,413	2,810,235
Diagnostic Products Corp.[1]	16,373	794,090
Edwards Lifesciences Corp.[1,2]	43,019	1,894,557

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
Gen-Probe Inc.[2]	35,732	$1,793,389
Guidant Corp.[1]	226,684	16,792,751
Haemonetics Corp.[2]	18,179	777,516
Henry Schein Inc.[1,2]	62,352	2,338,824
Hillenbrand Industries Inc.[1]	42,035	2,321,173
IDEXX Laboratories Inc.[1,2]	24,271	1,377,137
Immucor Inc.[1,2]	32,111	958,192
INAMED Corp.[2]	25,633	1,559,512
Intuitive Surgical Inc.[2]	24,102	1,034,940
Invacare Corp.[1]	21,669	887,562
Johnson & Johnson	2,138,331	146,753,657
Medtronic Inc.	871,447	45,925,257
Mentor Corp.[1]	26,766	982,312
Patterson Companies Inc.[1,2]	83,940	4,243,167
PolyMedica Corp.[1]	19,825	614,377
PSS World Medical Inc.[1,2]	47,095	525,580
ResMed Inc.[1,2]	24,400	1,515,240
Respironics Inc.[1,2]	25,377	1,603,573
St. Jude Medical Inc.[2]	257,645	10,055,884
Steris Corp.[1,2]	49,975	1,183,408
Stryker Corp.	199,817	9,701,115
Sybron Dental Specialties Inc.[1,2]	28,031	1,044,155
TECHNE Corp.[1,2]	28,194	1,177,945
Varian Medical Systems Inc.[1,2]	98,584	3,326,224
Viasys Healthcare Inc.[2]	19,462	413,373
VISX Inc.[2]	35,666	850,277
Zimmer Holdings Inc.[1,2]	175,815	14,314,857

		351,567,310

HEALTH CARE - SERVICES – 14.39%
Aetna Inc.	221,312	16,237,661
AMERIGROUP Corp.[2]	36,020	1,265,022
Apria Healthcare Group Inc.[2]	36,154	1,088,235
Beverly Enterprises Inc.[2]	72,109	845,117
Centene Corp.[1,2]	29,347	817,314
Community Health Systems Inc.[1,2]	62,793	2,288,805
Covance Inc.[1,2]	45,156	2,060,920
Coventry Health Care Inc.[2]	76,348	5,224,494
DaVita Inc.[2]	71,564	2,884,029
HCA Inc.	287,956	16,079,463
Health Management Associates Inc. Class A1	166,280	4,112,104
Health Net Inc.[1,2]	80,714	2,746,697
Humana Inc.[2]	114,868	3,980,176
Laboratory Corp. of America Holdings[2]	97,292	4,815,954
LifePoint Hospitals Inc.[2]	35,878	1,594,793
Lincare Holdings Inc.[2]	72,015	3,073,600
Manor Care Inc.[1]	63,031	2,102,084
OCA Inc.[1,2]	34,378	139,575
Odyssey Healthcare Inc.[1,2]	26,644	304,541
PacifiCare Health Systems Inc.[1,2]	61,982	3,704,044
Pediatrix Medical Group Inc.[1,2]	16,191	1,102,445
Quest Diagnostics Inc.	56,591	5,987,328
Renal Care Group Inc.[1,2]	48,343	1,844,285
Sierra Health Services Inc.[1,2]	17,337	1,121,531
Sunrise Senior Living Inc.[2]	12,930	662,533
Tenet Healthcare Corp.[1,2]	334,910	4,008,873
Triad Hospitals Inc.[1,2]	55,344	2,836,380
UnitedHealth Group Inc.	470,968	44,511,186
Universal Health Services Inc. Class B	39,249	2,226,988
WellChoice Inc.[2]	22,769	1,279,618
WellPoint Inc.[2]	213,749	27,306,435

		168,252,230

INSURANCE – 0.78%
CIGNA Corp.	99,094	9,114,666

		9,114,666

INTERNET – 0.03%
eResearch Technology Inc.[1,2]	34,509	392,022

		392,022

PHARMACEUTICALS – 42.73%
Abbott Laboratories	1,122,181	55,166,418
Abgenix Inc.[1,2]	56,803	395,917
Alkermes Inc.[1,2]	64,652	727,335
Allergan Inc.[1]	94,904	6,680,293
Alpharma Inc. Class A1	29,676	280,141
American Pharmaceutical Partners Inc.[1,2]	29,048	1,513,982
Amylin Pharmaceuticals Inc.[1,2]	68,219	1,159,723
Barr Pharmaceuticals Inc.[2]	64,722	3,356,483
Bristol-Myers Squibb Co.[1]	1,401,603	36,441,678
Caremark Rx Inc.[2]	327,527	13,117,456
Cell Therapeutics Inc.[1,2]	41,925	161,411
Cephalon Inc.[1,2]	40,869	1,794,149

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
Cubist Pharmaceuticals Inc.[1,2]	36,115	$326,841
CV Therapeutics Inc.[1,2]	22,942	454,710
Express Scripts Inc.[2]	47,255	4,235,938
Forest Laboratories Inc.[2]	266,787	9,518,960
Gilead Sciences Inc.[2]	310,266	11,510,869
Hospira Inc.[2]	112,470	3,773,369
ImClone Systems Inc.[2]	47,730	1,520,201
Impax Laboratories Inc.[1,2]	35,676	580,449
IVAX Corp.[1,2]	152,201	2,876,599
Kinetic Concepts Inc.[1,2]	36,619	2,250,238
King Pharmaceuticals Inc.[2]	174,107	1,392,856
Ligand Pharmaceuticals Inc. Class B1,[2]	53,542	282,702
Lilly (Eli) & Co.	696,735	40,738,095
Medarex Inc.[2]	60,376	427,462
Medco Health Solutions Inc.[1,2]	194,760	9,926,917
Medicines Co. (The)[1,2]	32,282	689,221
Medicis Pharmaceutical Corp. Class A1	40,545	1,139,315
Merck & Co. Inc.	1,597,867	54,167,691
MGI Pharma Inc.[2]	50,947	1,123,381
Mylan Laboratories Inc.	174,972	2,887,038
Nabi Biopharmaceuticals[1,2]	42,434	462,531
Neurocrine Biosciences Inc.[1,2]	26,255	917,875
Noven Pharmaceuticals Inc.[1,2]	17,011	282,893
NPS Pharmaceuticals Inc.[1,2]	28,113	341,573
Onyx Pharmaceuticals Inc.[1,2]	23,914	738,703
OSI Pharmaceuticals Inc.[1,2]	33,511	1,586,243
Par Pharmaceutical Companies Inc.[1,2]	24,460	734,534
Perrigo Co.[1]	44,796	820,663
Pfizer Inc.	5,426,375	147,434,608
Schering-Plough Corp.	1,060,903	22,141,046
Sepracor Inc.[1,2]	75,742	4,538,461
Taro Pharmaceutical Industries Ltd.[2]	17,543	509,800
Trimeris Inc.[1,2]	11,729	116,704
United Therapeutics Inc.[1,2]	15,582	747,780
Valeant Pharmaceuticals International[1]	65,715	1,363,586
Vicuron Pharmaceuticals Inc.[1,2]	43,105	704,767
Watson Pharmaceuticals Inc.[2]	78,887	2,366,610

Security	Shares or Principal	Value
Wyeth	961,340	$43,202,620

		499,628,835

TOTAL COMMON STOCKS (Cost: $1,142,417,936)		1,168,258,035

SHORT-TERM INVESTMENTS – 7.43%

COMMERCIAL PAPER[3] – 1.97%
Alpine Securitization Corp.
2.80%, 05/04/05	$1,108,386	1,108,213
Amstel Funding Corp.
2.95%, 08/19/05	161,088	159,649
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	437,929	437,484
ANZ National Bank Ltd.
2.94%, 08/15/05	193,774	192,115
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	581,321	579,809
Bryant Park Funding LLC
2.75%, 05/03/05	77,509	77,504
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	1,285,297	1,284,972
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	484,434	481,273
Chariot Funding LLC
2.99%, 05/20/05	92,143	92,006
Charta LLC
2.99%, 06/16/05 - 06/21/05	813,850	810,633
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	1,375,793	1,374,119
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	716,963	715,237
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	678,208	677,112
DEPFA Bank PLC
2.28%, 05/03/05	193,774	193,761

52	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Deutsche Bank Financial LLC
2.80%, 05/03/05	$1,162,642	$1,162,552
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	1,317,661	1,314,360
Fairway Finance LLC
3.15%, 09/15/05	344,743	340,640
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	776,440	775,512
Ford Credit Auto Receivables
2.74%, 05/04/05	189,898	189,869
Fortis Funding LLC
2.35%, 05/09/05	542,566	542,319
Gemini Securitization Corp.
3.02%, 06/27/05	38,755	38,573
General Electric Capital Corp.
2.74%, 07/07/05	193,774	192,800
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	852,604	851,444
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	1,162,642	1,151,371
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	1,564,452	1,561,327
Kitty Hawk Funding Corp.
2.88%, 05/04/05	292,656	292,610
Moat Funding LLC
2.74%, 05/02/05	271,283	271,283
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	503,812	503,742
Nordea North America Inc.
2.74%, 07/11/05	193,774	192,741
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	251,906	251,387
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	626,474	625,839
Santander Central Hispano
2.75%, 07/08/05	484,434	481,959
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	1,143,374	1,141,483
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	1,337,039	1,336,967
Sydney Capital Corp.
2.81%, 05/04/05	127,891	127,871
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	1,065,756	1,065,288
UBS Finance (Delaware)
2.79%, 05/04/05	310,038	309,990
Windmill Funding Corp.
2.80%, 05/04/05	119,752	119,734

		23,025,548

FLOATING RATE NOTES[3] – 2.67%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	178,272	178,277
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	1,356,416	1,356,605
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	251,906	251,857
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	1,488,182	1,488,251
BMW US Capital LLC
2.92%, 04/18/06[4]	387,547	387,547
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	1,317,661	1,317,472
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	1,007,623	1,007,585
Commodore CDO Ltd.
3.08%, 12/12/05	96,887	96,887

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	$1,162,642	$1,162,520
DEPFA Bank PLC
2.99%, 03/15/06	387,547	387,547
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	840,978	841,018
Fairway Finance LLC
2.94%, 06/20/05	193,774	193,771
Fifth Third Bancorp
2.98%, 02/23/06[4]	775,095	775,095
Five Finance Inc.
3.01%, 02/27/06[4]	193,774	193,795
General Electric Capital Corp.
3.01%, 05/09/06	174,396	174,607
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	111,495	111,495
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	251,906	251,906
Hartford Life Global Funding Trust
2.94%, 04/15/06	387,547	387,547
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	1,162,642	1,162,641
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	1,743,964	1,743,995
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	406,925	406,925
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	813,850	814,158
Lothian Mortgages PLC
3.01%, 01/24/06[4]	581,321	581,322
Marshall & Ilsley Corp.
3.09%, 02/20/06	387,547	387,921
MetLife Global Funding I
2.86%, 05/05/06[4]	581,321	581,322
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	968,869	968,827
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	1,433,926	1,434,175
Norddeutsche Landesbank
3.11%, 07/27/05	387,547	387,515
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	1,162,642	1,162,642
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	1,375,794	1,375,793
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	526,096	525,932
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	213,151	213,110
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	1,976,492	1,976,547
Societe Generale
2.99%, 03/30/06	329,415	329,315
SunTrust Bank
3.17%, 04/28/06	581,321	581,322
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	1,050,254	1,050,225
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	1,055,653	1,055,654
Wells Fargo & Co.
2.92%, 05/15/06[4]	193,774	193,798
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	1,356,416	1,356,330
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	1,662,579	1,662,468
Windmill Funding Corp.
2.78%, 05/03/05	271,283	271,262

54	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
Winston Funding Ltd.
3.22%, 07/23/05[4]	$276,709	$276,709
World Savings Bank
2.86%, 09/09/05	135,642	135,638

		31,199,328

MONEY MARKET FUNDS – 0.22%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	1,550,190	1,550,190
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	831,058	831,058
BlackRock Temp Cash Money Market Fund[3]	56,139	56,139
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	157,018	157,018

		2,594,405

REPURCHASE AGREEMENTS[3] – 1.51%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $9,691,085 and an effective yield of 2.97%.[6]	$9,688,687	9,688,687
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $4,712,464 and effective yields of 2.96% - 3.00%.[6]	4,711,299	4,711,299
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $3,290,500 and effective yields of 2.96% - 3.00%.[6]	3,289,685	3,289,685

		17,689,671

TIME DEPOSITS[3] – 0.99%
American Express Centurion Bank
3.00%, 05/25/05	968,869	968,869
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	561,944	561,943

Security	Principal	Value
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	$542,566	$542,566
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	503,812	503,811
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	755,718	755,719
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	678,208	678,208
HBOS Treasury Services PLC
3.39%, 12/14/05	232,528	232,528
Natexis Banques
2.98%, 08/18/05	387,547	387,547
Norddeutsche Landesbank
2.11%, 06/07/05	387,547	387,540
Societe Generale
2.81%, 05/03/05	271,283	271,283
SunTrust Bank
2.68%, 05/03/05	387,547	387,546
Svenska Handelsbanken AB
3.00%, 06/20/05	193,774	193,774
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	1,182,020	1,181,993
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	310,038	310,035
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	2,499,681	2,499,683
Wells Fargo Bank N.A.
3.04%, 06/29/05	1,162,642	1,162,643
World Savings Bank
2.75%, 05/03/05	542,566	542,566

		11,568,254

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	193,204	192,883

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Federal National Mortgage Association
2.33%, 07/22/05	$581,321	$578,280

		771,163

TOTAL SHORT-TERM INVESTMENTS (Cost: $86,848,369)		86,848,369

TOTAL INVESTMENTS IN SECURITIES – 107.34% (Cost: $1,229,266,305)		1,255,106,404
Other Assets, Less Liabilities – (7.34%)		(85,823,623)

NET ASSETS – 100.00%		$1,169,282,781

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

56	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.95%

CHEMICALS – 0.04%
Cabot Microelectronics Corp.[1,2]	5,854	$168,537

		168,537

COMMERCIAL SERVICES – 0.06%
BearingPoint Inc.[1,2]	40,119	248,337

		248,337

COMPUTERS – 26.57%
Advanced Digital Information Corp.[1]	14,993	103,602
Agilysys Inc.	7,490	99,018
Apple Computer Inc.[1]	192,741	6,950,240
Brocade Communications Systems Inc.[1]	62,013	270,377
CACI International Inc. Class A1	6,853	425,708
Cadence Design Systems Inc.[1]	64,611	904,554
CIBER Inc.[1,2]	13,397	104,229
Cognizant Technology Solutions Corp.[1]	31,442	1,320,878
Computer Sciences Corp.[1]	44,178	1,920,859
Dell Inc.[1]	516,485	17,989,173
Diebold Inc.[2]	16,948	819,775
DST Systems Inc.[1,2]	15,836	718,954
Electronic Data Systems Corp.	119,918	2,320,413
Electronics For Imaging Inc.[1]	12,655	207,795
EMC Corp.[1]	570,761	7,488,384
Gateway Inc.[1,2]	54,771	186,769
Henry (Jack) & Associates Inc.[2]	18,045	310,194
Hewlett-Packard Co.	686,013	14,042,686
Hutchinson Technology Inc.[1,2]	6,108	226,240
Imation Corp.	8,348	291,095
InFocus Corp.[1]	9,199	33,116
Intergraph Corp.[1,2]	7,762	229,522
International Business Machines Corp.	392,782	30,000,689
Iomega Corp.[1,2]	12,539	36,614
Kronos Inc.[1,2]	7,314	285,612
Lexmark International Inc.[1,2]	30,512	2,119,058
Maxtor Corp.[1]	58,918	285,752
McDATA Corp. Class A1,2	19,683	60,624
Mentor Graphics Corp.[1,2]	17,927	160,267
Mercury Computer Systems Inc.[1,2]	4,966	130,755
MICROS Systems Inc.[1,2]	8,987	356,335
M-Systems Flash Disk Pioneers Ltd.[1]	7,652	145,005
National Instruments Corp.[2]	12,419	267,505
NCR Corp.[1]	44,047	1,453,551
Network Appliance Inc.[1,2]	84,302	2,244,962
PalmOne Inc.[1,2]	9,897	212,093
Perot Systems Corp. Class A1	17,737	224,018
Quantum Corp.[1,2]	42,003	100,807
RadiSys Corp.[1,2]	4,643	65,002
Reynolds & Reynolds Co. (The) Class A2	15,250	402,142
SanDisk Corp.[1,2]	38,284	907,331
Seagate Technology	49,779	875,115
Silicon Graphics Inc.[1,2]	58,889	45,933
Silicon Storage Technology Inc.[1,2]	19,896	52,128
Storage Technology Corp.[1,2]	26,403	734,003
Sun Microsystems Inc.[1]	783,866	2,845,434
SunGard Data Systems Inc.[1]	67,938	2,269,129
Synopsys Inc.[1]	34,458	566,489
Unisys Corp.[1]	78,375	508,654
Western Digital Corp.[1]	48,452	614,856

		104,933,444

DISTRIBUTION & WHOLESALE – 0.34%
Ingram Micro Inc. Class A1,2	29,617	493,419
Tech Data Corp.[1,2]	13,705	500,644
United Stationers Inc.[1]	7,905	333,433

		1,327,496

ELECTRICAL COMPONENTS & EQUIPMENT – 0.27%
American Power Conversion Corp.	44,372	1,076,465

		1,076,465

ELECTRONICS – 0.05%
Cymer Inc.[1,2]	8,632	213,987

		213,987

ENGINEERING & CONSTRUCTION – 0.07%
Dycom Industries Inc.[1,2]	11,475	266,908

		266,908

ENTERTAINMENT – 0.06%
Macrovision Corp.[1,2]	11,690	239,060

		239,060

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
INTERNET – 6.79%
Agile Software Corp.[1]	11,709	$76,928
Akamai Technologies Inc.[1,2]	27,975	330,385
Ariba Inc.[1]	15,761	95,196
Ask Jeeves Inc.[1]	13,466	366,141
Avocent Corp.[1]	11,665	293,258
Check Point Software Technologies Ltd.[1]	42,546	891,339
Digital River Inc.[1,2]	7,700	204,820
E.piphany Inc.[1,2]	17,974	55,180
EarthLink Inc.[1,2]	34,329	315,140
Entrust Inc.[1]	12,015	45,417
F5 Networks Inc.[1]	7,718	330,408
Google Inc. Class A1	27,080	5,957,600
InfoSpace Inc.[1,2]	6,873	212,994
Internet Security Systems Inc.[1]	10,239	199,149
Interwoven Inc.[1]	8,660	66,855
Keynote Systems Inc.[1]	4,004	43,844
Macromedia Inc.[1]	17,447	691,076
MatrixOne Inc.[1]	12,131	51,799
McAfee Inc.[1]	36,925	772,102
Openwave Systems Inc.[1,2]	15,193	203,434
PC-Tel Inc.[1,2]	4,937	35,744
RealNetworks Inc.[1,2]	26,483	163,135
RSA Security Inc.[1]	16,519	177,414
S1 Corp.[1]	15,491	81,792
SonicWALL Inc.[1]	16,507	84,846
Symantec Corp.[1]	167,239	3,140,748
TIBCO Software Inc.[1]	40,585	289,777
United Online Inc.[1]	14,708	129,283
VeriSign Inc.[1]	60,422	1,598,766
Verity Inc.[1]	8,548	70,094
Vignette Corp.[1]	69,712	81,563
WatchGuard Technologies Inc.[1]	7,989	25,884
webMethods Inc.[1]	12,576	58,730
Websense Inc.[1,2]	5,526	293,154
Yahoo! Inc.[1]	272,144	9,391,689

		26,825,684

MACHINERY – 0.27%
Presstek Inc.[1,2]	6,717	50,042
Unova Inc.[1,2]	11,281	200,351
Zebra Technologies Corp. Class A1,2	16,961	810,057

		1,060,450

OFFICE & BUSINESS EQUIPMENT – 1.46%
IKON Office Solutions Inc.	27,720	239,778
Imagistics International Inc.[1,2]	3,908	104,930
Pitney Bowes Inc.	54,451	2,435,049
Xerox Corp.[1]	224,746	2,977,885

		5,757,642

PHARMACEUTICALS – 0.01%
Accelrys Inc.[1,2]	5,703	29,485

		29,485

RETAIL – 0.05%
Insight Enterprises Inc.[1,2]	11,474	207,679

		207,679

SEMICONDUCTORS – 22.68%
Actel Corp.[1]	6,058	84,994
Advanced Micro Devices Inc.[1]	83,935	1,194,395
Agere Systems Inc. Class A1	189,450	221,657
Agere Systems Inc. Class B1	214,204	252,761
Altera Corp.[1,2]	87,924	1,822,665
Amkor Technology Inc.[1]	21,672	70,001
Analog Devices Inc.	88,084	3,004,545
Applied Materials Inc.[1]	399,599	5,942,037
Applied Micro Circuits Corp.[1,2]	73,504	196,256
Asyst Technologies Inc.[1]	11,141	36,542
Atmel Corp.[1]	104,504	241,404
ATMI Inc.[1,2]	7,416	169,938
Axcelis Technologies Inc.[1,2]	23,565	146,339
Broadcom Corp. Class A1	61,683	1,844,939
Brooks Automation Inc.[1]	10,498	135,004
Cirrus Logic Inc.[1]	18,015	76,023
Cohu Inc.	4,725	84,341
Conexant Systems Inc.[1]	111,072	124,401
Credence Systems Corp.[1,2]	21,349	134,285
Cree Inc.[1,2]	17,297	418,414
Cypress Semiconductor Corp.[1,2]	29,653	355,539
DSP Group Inc.[1,2]	6,649	160,241
Emulex Corp.[1,2]	19,573	303,969
ESS Technology Inc.[1]	8,138	31,250
Exar Corp.[1]	9,739	123,588

58	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
Fairchild Semiconductor International Inc. Class A1,2	28,267	$380,191
Freescale Semiconductor Inc. Class A1,2	30,710	574,891
Freescale Semiconductor Inc. Class B1	63,945	1,206,003
Helix Technology Corp.[2]	6,304	75,932
Integrated Circuit Systems Inc.[1]	17,273	315,578
Integrated Device Technology Inc.[1]	24,928	266,730
Intel Corp.	1,491,908	35,089,676
International Rectifier Corp.[1,2]	15,729	669,112
Intersil Corp. Class A	35,682	623,008
KLA-Tencor Corp.[2]	46,296	1,806,470
Kopin Corp.[1,2]	17,117	52,549
Kulicke & Soffa Industries Inc.[1,2]	12,159	62,132
Lam Research Corp.[1,2]	31,680	812,592
Lattice Semiconductor Corp.[1]	24,832	113,234
Linear Technology Corp.	72,911	2,605,839
LSI Logic Corp.[1,2]	91,151	488,569
LTX Corp.[1]	14,165	54,394
Marvell Technology Group Ltd.[1,2]	46,106	1,543,629
Maxim Integrated Products Inc.	76,840	2,873,816
Micrel Inc.[1]	15,977	150,184
Microchip Technology Inc.	48,678	1,386,349
Micron Technology Inc.[1]	144,842	1,406,416
Mindspeed Technologies Inc.[1,2]	24,104	32,781
Mykrolis Corp.[1]	9,956	126,939
National Semiconductor Corp.	84,851	1,618,957
Novellus Systems Inc.[2]	33,753	790,833
NVIDIA Corp.[1,2]	36,973	811,188
OmniVision Technologies Inc.[1,2]	13,285	185,990
Photronics Inc.[1,2]	7,049	112,079
PMC-Sierra Inc.[1,2]	42,204	340,164
Power Integrations Inc.[1,2]	7,263	157,970
QLogic Corp.[1,2]	22,402	744,642
Rambus Inc.[1,2]	22,740	323,363
Semtech Corp.[1,2]	17,596	297,196
Silicon Image Inc.[1]	17,854	179,790
Silicon Laboratories Inc.[1,2]	9,593	243,662
Siliconix Inc.[1]	1,475	48,631
Skyworks Solutions Inc.[1]	36,826	192,968
Teradyne Inc.[1,2]	45,871	505,498
Texas Instruments Inc.	408,326	10,191,817
Transmeta Corp.[1,2]	42,763	29,506
TriQuint Semiconductor Inc.[1,2]	32,018	94,773
Ultratech Inc.[1,2]	5,140	81,829
Varian Semiconductor Equipment Associates Inc.[1]	8,609	321,030
Vitesse Semiconductor Corp.[1]	51,849	107,846
Xilinx Inc.[2]	81,767	2,202,803
Zoran Corp.[1]	10,186	107,768

		89,582,845

SOFTWARE – 23.02%
Actuate Corp.[1]	13,808	26,235
Adobe Systems Inc.	56,248	3,345,069
Advent Software Inc.[1,2]	6,318	112,713
Ascential Software Corp.[1]	13,814	255,145
Autodesk Inc.	54,437	1,732,730
BEA Systems Inc.[1]	91,194	629,239
BMC Software Inc.[1]	52,721	854,080
Borland Software Corp.[1,2]	19,009	110,442
Cerner Corp.[1,2]	6,689	388,363
Citrix Systems Inc.[1]	39,979	899,528
Computer Associates International Inc.[2]	110,168	2,963,519
Compuware Corp.[1]	81,548	485,211
CSG Systems International Inc.[1]	11,514	197,926
Dendrite International Inc.[1,2]	9,028	139,212
Fair Isaac Corp.[2]	15,878	522,069
FileNET Corp.[1]	9,320	246,980
Hyperion Solutions Corp.[1]	9,235	375,587
IDX Systems Corp.[1,2]	5,029	155,748
Informatica Corp.[1,2]	20,334	157,182
Inter-Tel Inc.	4,758	90,592
Intuit Inc.[1]	41,552	1,674,546
JDA Software Group Inc.[1]	6,942	71,086
Keane Inc.[1]	12,928	153,843
Manugistics Group Inc.[1]	15,402	25,259
Mercury Interactive Corp.[1]	19,936	823,955
Micromuse Inc.[1]	18,642	96,379
Microsoft Corp.	2,283,356	57,768,907
MRO Software Inc.[1]	4,778	61,111

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
NDCHealth Corp.[2]	8,591	$131,185
NetIQ Corp.[1]	12,835	137,591
Novell Inc.[1]	88,778	524,678
Oracle Corp.[1]	940,781	10,875,428
Packeteer Inc.[1]	7,750	90,520
Parametric Technology Corp.[1]	63,479	337,708
Quest Software Inc.[1,2]	12,149	144,087
Red Hat Inc.[1,2]	41,180	442,685
SERENA Software Inc.[1,2]	7,035	133,876
Siebel Systems Inc.[1]	107,060	963,540
Sybase Inc.[1,2]	22,722	430,127
Veritas Software Corp.[1]	101,960	2,099,356
Wind River Systems Inc.[1]	18,421	239,105

		90,912,542

TELECOMMUNICATIONS – 18.21%
Adaptec Inc.[1,2]	25,980	95,087
ADC Telecommunications Inc.[1]	190,958	433,475
ADTRAN Inc.	10,032	207,963
Amdocs Ltd.[1]	44,040	1,176,308
American Tower Corp. Class A1,2	53,053	914,103
Andrew Corp.[1,2]	35,367	433,953
Arris Group Inc.[1,2]	19,794	150,236
Aspect Communications Corp.[1]	9,739	82,879
Audiovox Corp. Class A1	4,454	60,842
Avaya Inc.[1]	98,413	854,225
C-COR Inc.[1,2]	11,432	75,566
CIENA Corp.[1]	133,843	307,839
Cisco Systems Inc.[1]	1,553,621	26,846,571
Computer Network Technology Corp.[1]	6,373	25,428
Comverse Technology Inc.[1]	43,260	985,895
Corning Inc.[1,2]	328,523	4,517,191
Crown Castle International Corp.[1]	53,271	859,261
Extreme Networks Inc.[1]	25,925	115,366
Finisar Corp.[1,2]	42,575	53,645
Foundry Networks Inc.[1]	27,875	234,150
Harmonic Inc.[1,2]	16,909	93,169
Harris Corp.	31,453	886,975
InterDigital Communications Corp.[1,2]	12,892	210,913
JDS Uniphase Corp.[1]	325,511	481,756
Juniper Networks Inc.[1,2]	116,338	2,628,075

Security	Shares or Principal	Value
Lucent Technologies Inc.[1,2]	1,015,360	$2,467,325
Motorola Inc.	557,834	8,557,174
MRV Communications Inc.[1,2]	24,482	46,761
Plantronics Inc.[2]	11,350	357,412
Polycom Inc.[1]	23,457	357,954
QUALCOMM Inc.	388,250	13,546,043
REMEC Inc.[1,2]	14,932	73,913
RF Micro Devices Inc.[1,2]	44,406	174,072
Scientific-Atlanta Inc.	36,061	1,102,745
Sonus Networks Inc.[1]	58,560	201,446
SpectraSite Inc.[1,2]	10,766	604,296
Stratex Networks Inc.[1]	19,805	25,747
Sycamore Networks Inc.[1,2]	43,125	144,900
Tekelec[1,2]	14,871	202,394
Tellabs Inc.[1,2]	100,085	776,660
3Com Corp.[1]	93,149	293,419
UTStarcom Inc.[1,2]	23,396	222,496
Wireless Facilities Inc.[1]	11,386	60,232

		71,945,860

TOTAL COMMON STOCKS (Cost: $445,023,436)		394,796,421

SHORT-TERM INVESTMENTS – 7.46%

COMMERCIAL PAPER[3] – 1.97%
Alpine Securitization Corp.
2.80%, 05/04/05	$374,973	374,915
Amstel Funding Corp.
2.95%, 08/19/05	54,497	54,010
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	148,154	148,003
ANZ National Bank Ltd.
2.94%, 08/15/05	65,555	64,994
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	196,664	196,153
Bryant Park Funding LLC
2.75%, 05/03/05	26,222	26,220
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	434,823	434,714

60	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	$163,887	$162,817
Chariot Funding LLC
2.99%, 05/20/05	31,173	31,127
Charta LLC
2.99%, 06/16/05 - 06/21/05	275,330	274,242
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	465,439	464,873
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	242,553	241,969
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	229,442	229,071
DEPFA Bank PLC
2.28%, 05/03/05	65,555	65,551
Deutsche Bank Financial LLC
2.80%, 05/03/05	393,329	393,298
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	445,772	444,655
Fairway Finance LLC
3.15%, 09/15/05	116,628	115,241
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	262,674	262,360
Ford Credit Auto Receivables
2.74%, 05/04/05	64,244	64,234
Fortis Funding LLC
2.35%, 05/09/05	183,553	183,469
Gemini Securitization Corp.
3.02%, 06/27/05	13,111	13,049
General Electric Capital Corp.
2.74%, 07/07/05	65,555	65,225
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	288,441	288,048
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	393,329	389,515
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	529,263	528,207
Kitty Hawk Funding Corp.
2.88%, 05/04/05	99,007	98,992
Moat Funding LLC
2.74%, 05/02/05	91,777	91,777
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	170,442	170,418
Nordea North America Inc.
2.74%, 07/11/05	65,555	65,206
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	85,221	85,045
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	211,940	211,725
Santander Central Hispano
2.75%, 07/08/05	163,887	163,050
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	386,810	386,169
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	452,328	452,304
Sydney Capital Corp.
2.81%, 05/04/05	43,266	43,259
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	360,551	360,394
UBS Finance (Delaware)
2.79%, 05/04/05	104,888	104,871
Windmill Funding Corp.
2.80%, 05/04/05	40,513	40,507

		7,789,677

FLOATING RATE NOTES[3] – 2.67%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	60,310	60,312
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	458,883	458,948

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	$85,221	$85,205
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	503,461	503,485
BMW US Capital LLC
2.92%, 04/18/06[4]	131,110	131,110
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	445,772	445,709
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	340,885	340,872
Commodore CDO Ltd.
3.08%, 12/12/05	32,777	32,777
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	393,329	393,288
DEPFA Bank PLC
2.99%, 03/15/06	131,110	131,110
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	284,508	284,521
Fairway Finance LLC
2.94%, 06/20/05	65,555	65,554
Fifth Third Bancorp
2.98%, 02/23/06[4]	262,219	262,219
Five Finance Inc.
3.01%, 02/27/06[4]	65,555	65,562
General Electric Capital Corp.
3.01%, 05/09/06	58,999	59,071
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	37,719	37,719
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	85,221	85,221
Hartford Life Global Funding Trust
2.94%, 04/15/06	131,110	131,110
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	393,329	393,330
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	589,993	590,004
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	137,665	137,665
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	275,330	275,435
Lothian Mortgages PLC
3.01%, 01/24/06[4]	196,664	196,665
Marshall & Ilsley Corp.
3.09%, 02/20/06	131,110	131,236
MetLife Global Funding I
2.86%, 05/05/06[4]	196,664	196,665
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	327,774	327,760
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	485,105	485,190
Norddeutsche Landesbank
3.11%, 07/27/05	131,110	131,099
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	393,329	393,329
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	465,439	465,439
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	177,981	177,926
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	72,110	72,096
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	668,659	668,654
Societe Generale
2.99%, 03/30/06	111,443	111,409

62	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
SunTrust Bank
3.17%, 04/28/06	$196,664	$196,665
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	355,307	355,298
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	357,133	357,134
Wells Fargo & Co.
2.92%, 05/15/06[4]	65,555	65,563
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	458,883	458,854
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	562,460	562,424
Windmill Funding Corp.
2.78%, 05/03/05	91,777	91,770
Winston Funding Ltd.
3.22%, 07/23/05[4]	93,612	93,613
World Savings Bank
2.86%, 09/09/05	45,888	45,888

		10,554,904

MONEY MARKET FUNDS – 0.25%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	524,438	524,438
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	382,793	382,793
BlackRock Temp Cash Money Market Fund[3]	18,992	18,992
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	53,120	53,120

		979,343

REPURCHASE AGREEMENTS[3] – 1.51%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $3,278,549 and an effective yield of 2.97%.[6]	$3,277,738	3,277,738

Security	Principal	Value
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,594,253 and effective yields of 2.96% - 3.00%.[6]	$1,593,859	$1,593,859
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,113,195 and effective yields of 2.96% - 3.00%.[6]	1,112,919	1,112,919

		5,984,516

TIME DEPOSITS[3] – 0.99%
American Express Centurion Bank
3.00%, 05/25/05	327,774	327,774
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	190,109	190,109
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	183,553	183,554
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	170,442	170,443
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	255,664	255,665
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	229,442	229,442
HBOS Treasury Services PLC
3.39%, 12/14/05	78,666	78,666
Natexis Banques
2.98%, 08/18/05	131,110	131,110
Norddeutsche Landesbank
2.11%, 06/07/05	131,110	131,107
Societe Generale
2.81%, 05/03/05	91,777	91,777
SunTrust Bank
2.68%, 05/03/05	131,110	131,109
Svenska Handelsbanken AB
3.00%, 06/20/05	65,555	65,555

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	$399,884	$399,876
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	104,888	104,887
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	845,656	845,658
Wells Fargo Bank N.A.
3.04%, 06/29/05	393,329	393,329
World Savings Bank
2.75%, 05/03/05	183,553	183,553

		3,913,614

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	65,362	65,254
Federal National Mortgage Association
2.33%, 07/22/05	196,664	195,636

		260,890

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,482,944)		29,482,944

TOTAL INVESTMENTS IN SECURITIES – 107.41% (Cost: $474,506,380)		424,279,365
Other Assets, Less Liabilities – (7.41%)		(29,274,442)

NET ASSETS – 100.00%		$395,004,923

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

64	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
COMMON STOCKS – 99.76%

HOLDING COMPANIES-DIVERSIFIED – 1.20%
Leucadia National Corp.[1]	107,963	$3,754,953

		3,754,953

TELECOMMUNICATIONS – 98.56%
Alltel Corp. [1]	268,089	15,270,349
AT&T Corp.	774,095	14,808,437
BCE Inc.[1]	573,546	13,799,517
BellSouth Corp.	770,695	20,415,711
CenturyTel Inc.[1]	357,088	10,959,031
Cincinnati Bell Inc.[1,2]	569,187	2,276,748
Citizens Communications Co.[1]	550,611	7,020,290
IDT Corp.[2]	51,450	692,517
IDT Corp. Class B1,2	184,833	2,598,752
Level 3 Communications Inc.[1,2]	343,962	622,571
MCI Inc.	333,919	8,858,871
Nextel Communications Inc. Class A2	525,310	14,703,427
Nextel Partners Inc. Class A1,2	140,542	3,305,548
NII Holdings Inc. Class B1,2	83,510	4,181,346
NTL Inc.[2]	63,444	4,059,147
Qwest Communications International Inc.[1,2]	1,479,944	5,061,408
SBC Communications Inc.	2,404,859	57,235,644
Sprint Corp. (FON Group)	663,095	14,760,495
Telephone & Data Systems Inc.	148,217	11,440,870
United States Cellular Corp.[1,2]	148,770	6,873,174
Verizon Communications Inc.	1,924,902	68,911,492
Vodafone Group PLC ADR	469,185	12,264,496
Western Wireless Corp. Class A2	214,817	8,418,678
Wireless Facilities Inc.[1,2]	62,348	329,821

		308,868,340

TOTAL COMMON STOCKS (Cost: $321,770,246)		312,623,293

SHORT-TERM INVESTMENTS – 8.01%

COMMERCIAL PAPER[3] – 2.12%
Alpine Securitization Corp.
2.80%, 05/04/05	$319,412	319,363
Amstel Funding Corp.
2.95%, 08/19/05	46,422	46,007

Security	Principal	Value
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	$126,201	$126,074
ANZ National Bank Ltd.
2.94%, 08/15/05	55,841	55,363
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	167,524	167,088
Bryant Park Funding LLC
2.75%, 05/03/05	22,337	22,335
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	370,394	370,301
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	139,603	138,691
Chariot Funding LLC
2.99%, 05/20/05	26,554	26,514
Charta LLC
2.99%, 06/16/05 - 06/21/05	234,534	233,607
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	396,473	395,991
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	206,613	206,116
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	195,445	195,129
DEPFA Bank PLC
2.28%, 05/03/05	55,841	55,838
Deutsche Bank Financial LLC
2.80%, 05/03/05	335,048	335,022
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	379,721	378,770
Fairway Finance LLC
3.15%, 09/15/05	99,347	98,165
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	223,753	223,486

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Ford Credit Auto Receivables
2.74%, 05/04/05	$54,724	$54,716
Fortis Funding LLC
2.35%, 05/09/05	156,356	156,284
Gemini Securitization Corp.
3.02%, 06/27/05	11,168	11,116
General Electric Capital Corp.
2.74%, 07/07/05	55,841	55,561
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	245,702	245,367
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	335,048	331,800
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	450,840	449,940
Kitty Hawk Funding Corp.
2.88%, 05/04/05	84,337	84,324
Moat Funding LLC
2.74%, 05/02/05	78,178	78,178
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	145,187	145,167
Nordea North America Inc.
2.74%, 07/11/05	55,841	55,544
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	72,594	72,444
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	180,536	180,353
Santander Central Hispano
2.75%, 07/08/05	139,603	138,890
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	329,495	328,949
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	385,305	385,285
Sydney Capital Corp.
2.81%, 05/04/05	36,855	36,850
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	307,127	306,993
UBS Finance (Delaware)
2.79%, 05/04/05	89,346	89,332
Windmill Funding Corp.
2.80%, 05/04/05	34,510	34,505

		6,635,458

FLOATING RATE NOTES[3] – 2.87%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	51,374	51,375
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	390,889	390,943
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	72,594	72,580
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	428,861	428,882
BMW US Capital LLC
2.92%, 04/18/06[4]	111,683	111,683
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	379,721	379,667
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	290,375	290,365
Commodore CDO Ltd.
3.08%, 12/12/05	27,921	27,921
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	335,048	335,012
DEPFA Bank PLC
2.99%, 03/15/06	111,683	111,683
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	242,351	242,363
Fairway Finance LLC
2.94%, 06/20/05	55,841	55,841

66	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Fifth Third Bancorp
2.98%, 02/23/06[4]	$223,365	$223,365
Five Finance Inc.
3.01%, 02/27/06[4]	55,841	55,847
General Electric Capital Corp.
3.01%, 05/09/06	50,257	50,318
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	32,130	32,130
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	72,594	72,594
Hartford Life Global Funding Trust
2.94%, 04/15/06	111,683	111,683
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	335,048	335,049
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	502,572	502,582
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	117,267	117,267
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	234,534	234,622
Lothian Mortgages PLC
3.01%, 01/24/06[4]	167,524	167,524
Marshall & Ilsley Corp.
3.09%, 02/20/06	111,683	111,790
MetLife Global Funding I
2.86%, 05/05/06[4]	167,524	167,524
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	279,207	279,195
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	413,226	413,299
Norddeutsche Landesbank
3.11%, 07/27/05	111,683	111,673
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	335,048	335,048

Security	Shares or Principal	Value
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	$396,473	$396,473
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	151,609	151,562
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	61,425	61,415
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	569,581	569,583
Societe Generale
2.99%, 03/30/06	94,930	94,901
SunTrust Bank
3.17%, 04/28/06	167,524	167,524
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	302,660	302,651
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	304,216	304,216
Wells Fargo & Co.
2.92%, 05/15/06[4]	55,841	55,848
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	390,889	390,866
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	479,118	479,087
Windmill Funding Corp.
2.78%, 05/03/05	78,178	78,172
Winston Funding Ltd.
3.22%, 07/23/05[4]	79,741	79,741
World Savings Bank
2.86%, 09/09/05	39,089	39,088

		8,990,952

MONEY MARKET FUNDS – 0.27%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	446,731	446,731

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	330,162	$330,162
BlackRock Temp Cash Money Market Fund[3]	16,178	16,178
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	45,249	45,249

		838,320

REPURCHASE AGREEMENTS[3] – 1.62%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $2,792,756 and an effective yield of 2.97%.[6]	$2,792,065	2,792,065
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,358,028 and effective yields of 2.96% - 3.00%.[6]	1,357,692	1,357,692
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $948,249 and effective yields of 2.96% - 3.00%.[6]	948,014	948,014

		5,097,771

TIME DEPOSITS[3] – 1.06%
American Express Centurion Bank
3.00%, 05/25/05	279,207	279,207
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	161,940	161,940
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	156,356	156,356
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	145,187	145,188
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	217,781	217,783

Security	Principal	Value
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	$195,445	$195,445
HBOS Treasury Services PLC
3.39%, 12/14/05	67,010	67,010
Natexis Banques
2.98%, 08/18/05	111,683	111,683
Norddeutsche Landesbank
2.11%, 06/07/05	111,683	111,680
Societe Generale
2.81%, 05/03/05	78,178	78,178
SunTrust Bank
2.68%, 05/03/05	111,683	111,682
Svenska Handelsbanken AB
3.00%, 06/20/05	55,841	55,841
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	340,632	340,624
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	89,346	89,345
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	720,353	720,353
Wells Fargo Bank N.A.
3.04%, 06/29/05	335,048	335,048
World Savings Bank
2.75%, 05/03/05	156,356	156,356

		3,333,719

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	55,677	55,585
Federal National Mortgage Association
2.33%, 07/22/05	167,524	166,648

		222,233

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,118,453)		25,118,453

TOTAL INVESTMENTS IN SECURITIES – 107.77% (Cost: $346,888,699)		337,741,746
Other Assets, Less Liabilities – (7.77%)		(24,363,691)

NET ASSETS – 100.00%		$313,378,055

68	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2005

ADR - American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.85%

ELECTRIC – 88.18%
AES Corp. (The)[1]	941,507	$15,139,433
Allegheny Energy Inc.[1,2]	199,248	4,869,621
ALLETE Inc.	38,203	1,591,919
Alliant Energy Corp.	168,556	4,439,765
Ameren Corp.	281,926	14,575,574
American Electric Power Co. Inc.[2]	574,431	20,231,460
Aquila Inc.[1,2]	343,143	1,180,412
Avista Corp.	70,479	1,183,342
Black Hills Corp.[2]	47,257	1,619,970
Calpine Corp.[1,2]	647,362	1,158,778
CenterPoint Energy Inc.[2]	394,105	4,666,203
Cinergy Corp.[2]	253,243	10,028,423
Cleco Corp.[2]	71,894	1,468,075
CMS Energy Corp.[1]	304,950	3,939,954
Consolidated Edison Inc.[2]	352,003	15,234,690
Constellation Energy Group Inc.	254,630	13,383,353
Dominion Resources Inc.	494,209	37,263,359
DPL Inc.	174,154	4,430,478
DTE Energy Co.	251,966	11,577,838
Duke Energy Corp.[2]	1,286,147	37,542,631
Duquesne Light Holdings Inc.[2]	110,803	1,949,025
Edison International	434,268	15,763,928
El Paso Electric Co.[1]	69,282	1,351,692
Energy East Corp.	212,818	5,537,524
Entergy Corp.	329,262	24,134,905
Exelon Corp.	961,368	47,587,716
FirstEnergy Corp.	478,626	20,829,804
FPL Group Inc.	494,430	20,182,633
Great Plains Energy Inc.[2]	107,826	3,297,319
Hawaiian Electric Industries Inc.[2]	116,705	2,952,636
IDACORP Inc.[2]	60,669	1,636,850
NiSource Inc.	392,520	9,122,165
Northeast Utilities[2]	186,179	3,408,937
NRG Energy Inc.[1,2]	121,944	3,792,458
NSTAR	76,945	4,165,802
Pepco Holdings Inc.	269,335	5,836,489
PG&E Corp.[2]	575,345	19,975,978
Pinnacle West Capital Corp.	132,467	5,550,367
PNM Resources Inc.[2]	79,378	2,194,802
PPL Corp.	274,137	14,874,674
Progress Energy Inc.	358,136	15,038,131
Public Service Enterprise Group Inc.	345,873	20,095,221
Puget Energy Inc.	144,455	3,097,115
Reliant Energy Inc.[1,2]	432,807	4,401,647
SCANA Corp.	146,360	5,684,622
Sierra Pacific Resources Corp.[1,2]	169,742	1,836,608
Southern Co. (The)	1,077,874	35,515,948
TECO Energy Inc.[2]	289,684	4,811,651
TXU Corp.	422,541	36,249,792
UniSource Energy Corp.	46,742	1,460,688
Westar Energy Inc.	123,746	2,833,783
Wisconsin Energy Corp.	170,605	6,015,532
WPS Resources Corp.[2]	53,909	2,842,622
Xcel Energy Inc.	579,887	9,962,459

		569,516,801

GAS – 8.76%
AGL Resources Inc.	105,957	3,666,112
Atmos Energy Corp.[2]	110,730	2,912,199
Energen Corp.	47,589	2,948,139
KeySpan Corp.	232,323	8,812,011
New Jersey Resources Corp.[2]	40,023	1,735,397
Nicor Inc.[2]	63,757	2,357,096
Northwest Natural Gas Co.[2]	39,749	1,411,090
ONEOK Inc.[2]	139,667	4,030,790
Peoples Energy Corp.	54,450	2,156,220
Piedmont Natural Gas Co.[2]	104,149	2,390,220
Sempra Energy	295,599	11,936,288
Southern Union Co.[1]	143,857	3,443,937
UGI Corp.	73,711	3,702,504
Vectren Corp.[2]	110,313	2,979,554
WGL Holdings Inc.[2]	70,389	2,133,491

		56,615,048

PIPELINES – 2.34%
Equitable Resources Inc.	85,100	4,905,164
National Fuel Gas Co.[2]	113,479	3,090,033
Questar Corp.	121,831	7,114,930

		15,110,127

70	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
WATER – 0.57%
Aqua America Inc.	137,864	$3,680,969

		3,680,969

TOTAL COMMON STOCKS (Cost: $517,651,718)		644,922,945

SHORT-TERM INVESTMENTS – 12.00%

COMMERCIAL PAPER[3] – 3.18%
Alpine Securitization Corp.
2.80%, 05/04/05	$990,549	990,395
Amstel Funding Corp.
2.95%, 08/19/05	143,962	142,676
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	391,371	390,974
ANZ National Bank Ltd.
2.94%, 08/15/05	173,173	171,690
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	519,519	518,168
Bryant Park Funding LLC
2.75%, 05/03/05	69,269	69,264
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	1,148,652	1,148,362
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	432,932	430,106
Chariot Funding LLC
2.99%, 05/20/05	82,347	82,224
Charta LLC
2.99%, 06/16/05 - 06/21/05	727,326	724,451
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	1,229,527	1,228,031
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	640,740	639,198
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	606,105	605,126

Security	Principal	Value
DEPFA Bank PLC
2.28%, 05/03/05	$173,173	$173,162
Deutsche Bank Financial LLC
2.80%, 05/03/05	1,039,037	1,038,956
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	1,177,575	1,174,625
Fairway Finance LLC
3.15%, 09/15/05	308,092	304,426
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	693,893	693,065
Ford Credit Auto Receivables
2.74%, 05/04/05	169,709	169,684
Fortis Funding LLC
2.35%, 05/09/05	484,884	484,663
Gemini Securitization Corp.
3.02%, 06/27/05	34,635	34,472
General Electric Capital Corp.
2.74%, 07/07/05	173,173	172,303
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	761,961	760,923
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	1,039,037	1,028,964
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	1,398,128	1,395,335
Kitty Hawk Funding Corp.
2.88%, 05/04/05	261,543	261,502
Moat Funding LLC
2.74%, 05/02/05	242,442	242,442
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	450,249	450,187
Nordea North America Inc.
2.74%, 07/11/05	173,173	172,250
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	225,125	224,662

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	$559,871	$559,304
Santander Central Hispano
2.75%, 07/08/05	432,932	430,720
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	1,021,817	1,020,126
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	1,194,893	1,194,828
Sydney Capital Corp.
2.81%, 05/04/05	114,294	114,276
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	952,451	952,032
UBS Finance (Delaware)
2.79%, 05/04/05	277,077	277,034
Windmill Funding Corp.
2.80%, 05/04/05	107,021	107,004

		20,577,610

FLOATING RATE NOTES[3] – 4.32%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	159,319	159,324
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	1,212,210	1,212,378
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	225,125	225,080
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	1,329,967	1,330,030
BMW US Capital LLC
2.92%, 04/18/06[4]	346,346	346,346
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	1,177,575	1,177,406
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	900,499	900,464
Commodore CDO Ltd.
3.08%, 12/12/05	86,586	86,586
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	1,039,037	1,038,928
DEPFA Bank PLC
2.99%, 03/15/06	346,346	346,346
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	751,570	751,606
Fairway Finance LLC
2.94%, 06/20/05	173,173	173,170
Fifth Third Bancorp
2.98%, 02/23/06[4]	692,691	692,691
Five Finance Inc.
3.01%, 02/27/06[4]	173,173	173,192
General Electric Capital Corp.
3.01%, 05/09/06	155,856	156,044
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	99,641	99,642
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	225,125	225,125
Hartford Life Global Funding Trust
2.94%, 04/15/06	346,346	346,346
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	1,039,037	1,039,038
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	1,558,556	1,558,584
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	363,663	363,663
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	727,326	727,602
Lothian Mortgages PLC
3.01%, 01/24/06[4]	519,519	519,519

72	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
Marshall & Ilsley Corp.
3.09%, 02/20/06	$346,346	$346,679
MetLife Global Funding I
2.86%, 05/05/06[4]	519,519	519,519
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	865,864	865,828
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	1,281,479	1,281,703
Norddeutsche Landesbank
3.11%, 07/27/05	346,346	346,317
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	1,039,037	1,039,037
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	1,229,527	1,229,528
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	470,164	470,017
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	190,490	190,454
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	1,766,363	1,766,399
Societe Generale
2.99%, 03/30/06	294,394	294,304
SunTrust Bank
3.17%, 04/28/06	519,519	519,519
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	938,597	938,571
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	943,422	943,422
Wells Fargo & Co.
2.92%, 05/15/06[4]	173,173	173,194
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	1,212,210	1,212,133

Security	Shares or Principal	Value
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	$1,485,823	$1,485,726
Windmill Funding Corp.
2.78%, 05/03/05	242,442	242,423
Winston Funding Ltd.
3.22%, 07/23/05[4]	247,291	247,291
World Savings Bank
2.86%, 09/09/05	121,221	121,217

		27,882,391

MONEY MARKET FUNDS – 0.34%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	1,385,383	1,385,383
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	634,153	634,153
BlackRock Temp Cash Money Market Fund[3]	50,171	50,171
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	140,325	140,325

		2,210,032

REPURCHASE AGREEMENTS[3] – 2.45%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $8,660,785 and an effective yield of 2.97%.[6]	$8,658,642	8,658,642
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $4,211,462 and effective yields of 2.96% - 3.00%.[6]	4,210,421	4,210,421
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $2,940,674 and effective yields of 2.96% - 3.00%.[6]	2,939,945	2,939,945

		15,809,008

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2005

Security	Principal	Value
TIME DEPOSITS[3] – 1.60%
American Express Centurion Bank
3.00%, 05/25/05	$865,864	$865,864
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	502,201	502,202
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	484,884	484,884
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	450,249	450,250
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	675,374	675,376
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	606,105	606,105
HBOS Treasury Services PLC
3.39%, 12/14/05	207,807	207,807
Natexis Banques
2.98%, 08/18/05	346,346	346,346
Norddeutsche Landesbank
2.11%, 06/07/05	346,346	346,339
Societe Generale
2.81%, 05/03/05	242,442	242,442
SunTrust Bank
2.68%, 05/03/05	346,346	346,345
Svenska Handelsbanken AB
3.00%, 06/20/05	173,173	173,173
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	1,056,354	1,056,330
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	277,077	277,074
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	2,233,930	2,233,931
Wells Fargo Bank N.A.
3.04%, 06/29/05	1,039,037	1,039,037
World Savings Bank
2.75%, 05/03/05	484,884	484,884

		10,338,389

U.S. GOVERNMENT AGENCY NOTES[3] – 0.11%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	172,664	172,377
Federal National Mortgage Association
2.33%, 07/22/05	519,519	516,801

		689,178

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,506,608)		77,506,608

TOTAL INVESTMENTS IN SECURITIES – 111.85% (Cost: $595,158,326)		722,429,553
Other Assets, Less Liabilities – (11.85%)		(76,561,510)

NET ASSETS – 100.00%		$645,868,043

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

74	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.55%

AGRICULTURE – 5.13%
Altria Group Inc.	4,027,157	$261,724,933
Universal Corp.	1,427,305	65,156,473

		326,881,406

AUTO MANUFACTURERS – 1.40%
General Motors Corp.	3,330,166	88,848,829

		88,848,829

BANKS – 27.17%
AmSouth Bancorp	3,360,126	88,438,516
Associated Bancorp	2,265,365	70,045,086
Bank of America Corp.	4,016,956	180,923,698
Bank of Hawaii Corp.	292,864	13,867,110
BB&T Corp.	825,652	32,373,815
Citizens Banking Corp.	2,299,274	61,643,536
Colonial BancGroup Inc. (The)	1,386,646	30,589,411
Comerica Inc.	2,349,484	134,531,454
Compass Bancshares Inc.	160,078	6,886,556
Fifth Third Bancorp	14,997	652,369
First Horizon National Corp.	1,972,103	81,901,438
FirstMerit Corp.	3,367,747	82,610,834
FNB Corp. (Pennsylvania)	4,501,315	85,299,919
Hibernia Corp. Class A	1,567,937	48,966,673
Hudson United Bancorp	2,505,177	85,827,364
Huntington Bancshares Inc.	2,301,442	54,106,901
KeyCorp	3,296,688	109,318,174
National City Corp.	2,967,870	100,788,865
North Fork Bancorp Inc.	658,027	18,523,460
PNC Financial Services Group	2,721,895	144,886,471
Provident Bankshares Corp.	1,445,700	42,330,096
Regions Financial Corp.	2,026,068	67,853,017
Sky Financial Group Inc.	2,105,369	54,950,131
SunTrust Banks Inc.	239,200	17,420,936
U.S. Bancorp	535,105	14,929,429
Wells Fargo & Co.	672,076	40,284,235
Whitney Holding Corp.	1,346,421	60,952,479

		1,730,901,973

BEVERAGES – 0.31%
Coca-Cola Co. (The)	452,962	19,676,669

		19,676,669

CHEMICALS – 6.67%
Dow Chemical Co. (The)	1,485,006	68,206,326
Eastman Chemical Co.	1,936,476	104,569,704
Lubrizol Corp.	1,634,816	63,381,816
Lyondell Chemical Co.	1,853,325	46,499,924
PPG Industries Inc.	1,609,136	108,697,137
RPM International Inc.	1,952,914	33,687,766

		425,042,673

COMMERCIAL SERVICES – 2.34%
Deluxe Corp.	2,192,209	87,534,905
Donnelley (R.R.) & Sons Co.	1,865,064	61,379,256

		148,914,161

COSMETICS & PERSONAL CARE – 0.84%
Kimberly-Clark Corp.	859,491	53,675,213

		53,675,213

DISTRIBUTION & WHOLESALE – 1.49%
Genuine Parts Co.	2,218,593	95,177,640

		95,177,640

DIVERSIFIED FINANCIAL SERVICES – 2.28%
Citigroup Inc.	1,218,995	57,244,005
JP Morgan Chase & Co.	2,231,588	79,199,058
Waddell & Reed Financial Inc. Class A	504,172	8,777,635

		145,220,698

ELECTRIC – 19.27%
Black Hills Corp.	2,782,363	95,379,404
DTE Energy Co.	3,807,889	174,972,500
Duquesne Light Holdings Inc.	6,263,384	110,172,925
Energy East Corp.	3,459,859	90,025,531
Entergy Corp.	631,634	46,298,772
Exelon Corp.	996,683	49,335,808
FirstEnergy Corp.	2,853,784	124,196,680
FPL Group Inc.	4,462,396	182,155,005
MDU Resources Group Inc.	247,938	6,701,764
NiSource Inc.	3,742,044	86,965,103
Pinnacle West Capital Corp.	3,268,149	136,935,443
PPL Corp.	1,375,497	74,634,467
SCANA Corp.	764,764	29,703,434
UniSource Energy Corp.	653,650	20,426,563

		1,227,903,399

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2005

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.67%
Emerson Electric Co.	679,944	$42,612,090

		42,612,090

ENVIRONMENTAL CONTROL – 0.34%
Waste Management Inc.	768,230	21,886,873

		21,886,873

FOOD – 1.47%
Albertson’s Inc.	1,410,380	27,911,420
General Mills Inc.	730,823	36,102,656
Sara Lee Corp.	1,389,277	29,716,635

		93,730,711

FOREST PRODUCTS & PAPER – 0.65%
MeadWestvaco Corp.	1,406,932	41,434,147

		41,434,147

GAS – 1.80%
Nicor Inc.	2,495,328	92,252,276
ONEOK Inc.	780,634	22,529,097

		114,781,373

HOME FURNISHINGS – 1.06%
La-Z-Boy Inc.	606,008	7,175,135
Maytag Corp.	13,008	126,048
Whirlpool Corp.	973,047	60,387,297

		67,688,480

HOUSEHOLD PRODUCTS & WARES – 0.47%
Avery Dennison Corp.	566,396	29,650,831

		29,650,831

INSURANCE – 4.83%
Cincinnati Financial Corp.	23,299	937,552
Gallagher (Arthur J.) & Co.	1,153,961	32,126,274
Jefferson-Pilot Corp.	771,837	38,753,936
Lincoln National Corp.	2,227,062	100,150,978
Unitrin Inc.	2,986,818	135,900,219

		307,868,959

OFFICE & BUSINESS EQUIPMENT – 0.73%
Pitney Bowes Inc.	1,045,112	46,737,409

		46,737,409

OIL & GAS – 3.69%
ChevronTexaco Corp.	1,423,611	74,027,772
Marathon Oil Corp.	2,002,517	93,257,217
Occidental Petroleum Corp.	978,292	67,502,148

		234,787,137

PACKAGING & CONTAINERS – 0.79%
Sonoco Products Co.	1,859,851	50,383,364

		50,383,364

PHARMACEUTICALS – 4.64%
Abbott Laboratories	656,275	32,262,479
Bristol-Myers Squibb Co.	4,723,792	122,818,592
Lilly (Eli) & Co.	209,825	12,268,468
Merck & Co. Inc.	3,409,327	115,576,185
Pfizer Inc.	459,484	12,484,180

		295,409,904

PIPELINES – 2.46%
Equitable Resources Inc.	1,068,428	61,584,190
Kinder Morgan Inc.	1,246,041	95,272,295

		156,856,485

RETAIL – 0.79%
May Department Stores Co. (The)	1,434,546	50,323,874

		50,323,874

SAVINGS & LOANS – 4.65%
Astoria Financial Corp.	225,505	5,978,138
New York Community Bancorp Inc.	2,643,206	46,784,746
People’s Bank	2,800,263	116,294,922
Washington Federal Inc.	1,865,271	41,576,891
Washington Mutual Inc.	2,071,689	85,602,189

		296,236,886

TELECOMMUNICATIONS – 3.61%
Alltel Corp.	963,118	54,859,201
BellSouth Corp.	2,869,993	76,026,115
SBC Communications Inc.	4,169,779	99,240,740

		230,126,056

TOTAL COMMON STOCKS (Cost: $6,214,754,048)		6,342,757,240

76	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2005

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.19%

MONEY MARKET FUNDS – 0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[1]	12,243,162	$12,243,162

		12,243,162

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,243,162)		12,243,162

TOTAL INVESTMENTS IN SECURITIES – 99.74% (Cost: $6,226,997,210)		6,355,000,402
Other Assets, Less Liabilities – 0.26%		16,479,358

NET ASSETS – 100.00%		$6,371,479,760

[1]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
COMMON STOCKS – 99.93%

AIRLINES – 9.76%
Alaska Air Group Inc.[1]	24,568	$655,229
AMR Corp.[1,2]	142,299	1,489,871
Continental Airlines Inc. Class B1,2	167,973	1,988,800
Delta Air Lines Inc.[1,2]	138,876	456,902
JetBlue Airways Corp.[1,2]	126,026	2,526,821
Northwest Airlines Corp.[1,2]	82,434	427,008
SkyWest Inc.	39,038	705,807
Southwest Airlines Co.	153,103	2,278,173

		10,528,611

TRANSPORTATION – 85.67%
Alexander & Baldwin Inc.[2]	129,511	5,274,983
Burlington Northern Santa Fe Corp.	124,073	5,986,522
CH Robinson Worldwide Inc.	111,872	5,772,595
CNF Inc.	124,071	5,304,035
CSX Corp.	131,569	5,279,864
Expeditors International Washington Inc.	156,873	7,704,033
FedEx Corp.	143,349	12,177,498
Hunt (J.B.) Transport Services Inc.	130,799	5,112,933
Norfolk Southern Corp.	150,146	4,714,584
Ryder System Inc.	140,679	5,195,276
Union Pacific Corp.	130,510	8,343,504
United Parcel Service Inc. Class B	151,436	10,798,901
USF Corp.[2]	125,678	5,357,653
Yellow Roadway Corp.[1]	109,518	5,366,382

		92,388,763

TRUCKING & LEASING – 4.50%
GATX Corp.[2]	148,187	4,848,679

		4,848,679

TOTAL COMMON STOCKS (Cost: $116,549,791)		107,766,053

SHORT-TERM INVESTMENTS – 12.08%

COMMERCIAL PAPER[3] – 3.20%
Alpine Securitization Corp.
2.80%, 05/04/05	$166,218	166,188
Amstel Funding Corp.
2.95%, 08/19/05	24,157	23,942

Security	Principal	Value
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	$65,673	$65,607
ANZ National Bank Ltd.
2.94%, 08/15/05	29,059	28,810
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	87,177	86,950
Bryant Park Funding LLC
2.75%, 05/03/05	11,624	11,623
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	192,748	192,700
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	72,648	72,174
Chariot Funding LLC
2.99%, 05/20/05	13,818	13,797
Charta LLC
2.99%, 06/16/05 - 06/21/05	122,048	121,565
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	206,319	206,068
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	107,518	107,260
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	101,707	101,542
DEPFA Bank PLC
2.28%, 05/03/05	29,059	29,057
Deutsche Bank Financial LLC
2.80%, 05/03/05	174,354	174,341
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	197,601	197,106
Fairway Finance LLC
3.15%, 09/15/05	51,699	51,084
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	116,438	116,299

78	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

April 30, 2005

Security	Principal	Value
Ford Credit Auto Receivables
2.74%, 05/04/05	$28,478	$28,474
Fortis Funding LLC
2.35%, 05/09/05	81,365	81,328
Gemini Securitization Corp.
3.02%, 06/27/05	5,812	5,785
General Electric Capital Corp.
2.74%, 07/07/05	29,059	28,913
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	127,860	127,685
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	174,354	172,664
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	234,611	234,143
Kitty Hawk Funding Corp.
2.88%, 05/04/05	43,888	43,881
Moat Funding LLC
2.74%, 05/02/05	40,683	40,683
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	75,553	75,543
Nordea North America Inc.
2.74%, 07/11/05	29,059	28,905
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	37,777	37,699
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	93,948	93,853
Santander Central Hispano
2.75%, 07/08/05	72,648	72,276
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	171,464	171,181
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	200,507	200,496
Sydney Capital Corp.
2.81%, 05/04/05	19,179	19,176
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	159,825	159,755
UBS Finance (Delaware)
2.79%, 05/04/05	46,494	46,487
Windmill Funding Corp.
2.80%, 05/04/05	17,958	17,956

		3,452,996

FLOATING RATE NOTES[3] – 4.34%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	26,734	26,735
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	203,413	203,441
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	37,777	37,769
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	223,173	223,184
BMW US Capital LLC
2.92%, 04/18/06[4]	58,118	58,118
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	197,601	197,574
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	151,107	151,102
Commodore CDO Ltd.
3.08%, 12/12/05	14,530	14,530
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	174,354	174,336
DEPFA Bank PLC
2.99%, 03/15/06	58,118	58,118
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	126,116	126,122
Fairway Finance LLC
2.94%, 06/20/05	29,059	29,059

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

April 30, 2005

Security	Principal	Value
Fifth Third Bancorp
2.98%, 02/23/06[4]	$116,236	$116,236
Five Finance Inc.
3.01%, 02/27/06[4]	29,059	29,062
General Electric Capital Corp.
3.01%, 05/09/06	26,153	26,185
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	16,720	16,720
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	37,777	37,777
Hartford Life Global Funding Trust
2.94%, 04/15/06	58,118	58,118
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	174,354	174,354
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	261,531	261,536
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	61,024	61,024
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	122,048	122,094
Lothian Mortgages PLC
3.01%, 01/24/06[4]	87,177	87,177
Marshall & Ilsley Corp.
3.09%, 02/20/06	58,118	58,174
MetLife Global Funding I
2.86%, 05/05/06[4]	87,177	87,177
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	145,295	145,289
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	215,037	215,074
Norddeutsche Landesbank
3.11%, 07/27/05	58,118	58,113
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	174,354	174,354

Security	Shares or Principal	Value
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	$206,319	$206,319
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	78,895	78,870
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	31,965	31,959
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	296,402	296,411
Societe Generale
2.99%, 03/30/06	49,400	49,385
SunTrust Bank
3.17%, 04/28/06	87,177	87,177
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	157,500	157,496
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	158,310	158,309
Wells Fargo & Co.
2.92%, 05/15/06[4]	29,059	29,063
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	203,413	203,400
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	249,326	249,309
Windmill Funding Corp.
2.78%, 05/03/05	40,683	40,679
Winston Funding Ltd.
3.22%, 07/23/05[4]	41,496	41,496
World Savings Bank
2.86%, 09/09/05	20,341	20,341

		4,678,766

MONEY MARKET FUNDS – 0.36%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	232,472	232,472
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	121,616	121,616

80	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
BlackRock Temp Cash Money Market Fund[3]	8,419	$8,419
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	23,547	23,547

		386,054

REPURCHASE AGREEMENTS[3] – 2.46%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $1,453,310 and an effective yield of 2.97%.[6]	$1,452,950	1,452,950
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $706,697 and effective yields of 2.96% - 3.00%.[6]	706,523	706,523
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05. due 5/2/05, with a total maturity value of $493,455 and effective yields of 2.96% - 3.00%.[6]	493,333	493,333

		2,652,806

TIME DEPOSITS[3] – 1.61%
American Express Centurion Bank
3.00%, 05/25/05	145,295	145,296
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	84,271	84,271
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	81,365	81,365
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	75,553	75,553
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	113,330	113,330
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	101,707	101,707

Security	Principal	Value
HBOS Treasury Services PLC
3.39%, 12/14/05	$34,871	$34,871
Natexis Banques
2.98%, 08/18/05	58,118	58,118
Norddeutsche Landesbank
2.11%, 06/07/05	58,118	58,117
Societe Generale
2.81%, 05/03/05	40,683	40,683
SunTrust Bank
2.68%, 05/03/05	58,118	58,118
Svenska Handelsbanken AB
3.00%, 06/20/05	29,059	29,059
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	177,260	177,256
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	46,494	46,494
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	374,861	374,862
Wells Fargo Bank N.A.
3.04%, 06/29/05	174,354	174,354
World Savings Bank
2.75%, 05/03/05	81,365	81,365

		1,734,819

U.S. GOVERNMENT AGENCY NOTES[3] – 0.11%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	28,974	28,926
Federal National Mortgage Association
2.33%, 07/22/05	87,177	86,721

		115,647

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,021,088)		13,021,088

TOTAL INVESTMENTS IN SECURITIES – 112.01% (Cost: $129,570,879)		120,787,141
Other Assets, Less Liabilities – (12.01%)		(12,947,400)

NET ASSETS – 100.00%		$107,839,741

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

April 30, 2005

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

82	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2005

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$393,145,083	$546,766,378	$1,226,885,057	$473,599,149

Affiliated issuers[a]	$1,170,444	$1,174,591	$2,381,248	$907,231

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$443,508,261	$687,838,067	$1,252,725,156	$423,372,134
Affiliated issuers[a]	1,170,444	1,174,591	2,381,248	907,231
Receivables:
Investment securities sold	17	—	—	175
Dividends and interest	479,812	155,237	686,894	27,623
Capital shares sold	—	—	27,633	—

Total Assets	445,158,534	689,167,895	1,255,820,931	424,307,163

LIABILITIES
Payables:
Investment securities purchased	595,151	—	—	—
Collateral for securities on loan (Note 5)	29,592,813	50,067,327	86,017,311	29,100,151
Investment advisory fees (Note 2)	68,694	327,704	520,839	202,089

Total Liabilities	30,256,658	50,395,031	86,538,150	29,302,240

NET ASSETS	$414,901,876	$638,772,864	$1,169,282,781	$395,004,923

Net assets consist of:
Paid-in capital	$380,359,464	$502,681,843	$1,156,812,683	$507,546,555
Undistributed net investment income	578,624	—	122,203	28,343
Accumulated net realized loss	(16,399,390)	(4,980,668)	(13,492,204)	(62,342,960)
Net unrealized appreciation (depreciation)	50,363,178	141,071,689	25,840,099	(50,227,015)

NET ASSETS	$414,901,876	$638,772,864	$1,169,282,781	$395,004,923

Shares outstanding	7,500,000	9,050,000	19,350,000	9,200,000

Net asset value per share	$55.32	$70.58	$60.43	$42.94

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $28,722,821, $48,960,816, $83,705,349 and $28,056,895, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2005

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund	Transportation Average Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$346,111,806	$593,138,790	$6,214,754,048	$129,216,791

Affiliated issuers[a]	$776,893	$2,019,536	$12,243,162	$354,088

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$336,964,853	$720,410,017	$6,342,757,240	$120,433,053
Affiliated issuers[a]	776,893	2,019,536	12,243,162	354,088
Receivables:
Investment securities sold	—	—	—	1,294,744
Dividends and interest	2,020,176	1,407,819	18,372,237	25,624
Capital shares sold	—	—	134,447	—

Total Assets	339,761,922	723,837,372	6,373,507,086	122,107,509

LIABILITIES
Payables:
Investment securities purchased	1,437,048	789,639	—	1,317,382
Collateral for securities on loan (Note 5)	24,788,291	76,872,455	—	12,899,472
Investment advisory fees (Note 2)	158,528	307,235	2,027,326	50,914

Total Liabilities	26,383,867	77,969,329	2,027,326	14,267,768

NET ASSETS	$313,378,055	$645,868,043	$6,371,479,760	$107,839,741

Net assets consist of:
Paid-in capital	$349,729,811	$543,810,949	$6,288,801,560	$117,155,172
Undistributed net investment income	1,826,072	759,317	3,467,935	—
Accumulated net realized loss	(29,030,875)	(25,973,450)	(48,792,927)	(531,693)
Net unrealized appreciation (depreciation)	(9,146,953)	127,271,227	128,003,192	(8,783,738)

NET ASSETS	$313,378,055	$645,868,043	$6,371,479,760	$107,839,741

Shares outstanding	13,650,000	8,850,000	106,900,000	1,750,000

Net asset value per share	$22.96	$72.98	$59.60	$61.62

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $23,996,562, $74,129,253, $- and $12,450,505, respectively. See Note 5.

See notes to financial statements.

84	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year Ended April 30, 2005

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
NET INVESTMENT INCOME
Dividends[a]	$8,058,368	$8,512,317	$10,630,945	$8,966,169
Interest	26	—	—	—
Interest from affiliated issuers[b]	5,744	5,424	8,921	4,377
Securities lending income[c]	35,827	30,080	78,494	28,974

Total investment income	8,099,965	8,547,821	10,718,360	8,999,520

EXPENSES (Note 2)
Investment advisory fees	806,782	2,915,019	4,805,393	2,273,897

Total expenses	806,782	2,915,019	4,805,393	2,273,897

Net investment income	7,293,183	5,632,802	5,912,967	6,725,623

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,889,321)	1,583,690	(4,212,462)	(21,879,464)
In-kind redemptions	—	17,018,358	24,821,627	16,253,724

Net realized gain (loss)	(2,889,321)	18,602,048	20,609,165	(5,625,740)

Net change in unrealized appreciation (depreciation)	22,448,857	102,972,489	13,762,481	(12,766,375)

Net realized and unrealized gain (loss)	19,559,536	121,574,537	34,371,646	(18,392,115)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,852,719	$127,207,339	$40,284,613	$(11,666,492)

[a]	Net of foreign withholding tax of $722, $-, $45 and $-, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Operations (Continued)

iSHARES® TRUST

Year Ended April 30, 2005

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund	Transportation Average Index Fund
NET INVESTMENT INCOME
Dividends[a]	$11,003,064	$19,520,738	$152,375,618	$914,020
Interest from affiliated issuers[b]	4,310	9,210	135,174	1,321
Securities lending income[c]	37,589	75,155	140	30,974

Total investment income	11,044,963	19,605,103	152,510,932	946,315

EXPENSES (Note 2)
Investment advisory fees	1,858,698	3,178,855	16,102,974	496,584

Total expenses	1,858,698	3,178,855	16,102,974	496,584

Net investment income	9,186,265	16,426,248	136,407,958	449,731

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,367,361)	(2,519,386)	(48,072,192)	(437,055)
In-kind redemptions	16,955,878	27,249,051	176,511,565	18,741,829

Net realized gain	11,588,517	24,729,665	128,439,373	18,304,774

Net change in unrealized appreciation (depreciation)	4,810,617	101,862,520	153,745,411	(8,198,623)

Net realized and unrealized gain	16,399,134	126,592,185	282,184,784	10,106,151

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,585,399	$143,018,433	$418,592,742	$10,555,882

[a]	Net of foreign withholding tax of $127,721, $-, $- and $-, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

86	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Total Market Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund		iShares Dow Jones U.S. Healthcare Sector Index Fund
	For the year ended April 30, 2005	For the year ended April 30, 2004	For the year ended April 30, 2005	For the year ended April 30, 2004	For the year ended April 30, 2005	For the year ended April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,293,183	$4,345,347	$5,632,802	$2,744,411	$5,912,967	$3,383,432
Net realized gain (loss)	(2,889,321)	(4,843,350)	18,602,048	(637,683)	20,609,165	8,044,713
Net change in unrealized appreciation (depreciation)	22,448,857	54,403,071	102,972,489	57,339,569	13,762,481	58,562,480

Net increase in net assets resulting from operations	26,852,719	53,905,068	127,207,339	59,446,297	40,284,613	69,990,625

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,083,570)	(4,143,218)	(5,866,486)	(2,776,640)	(5,905,508)	(3,327,668)
Return of capital	—	—	—	(83,630)	—	—

Total distributions to shareholders	(7,083,570)	(4,143,218)	(5,866,486)	(2,860,270)	(5,905,508)	(3,327,668)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,975,774	155,798,668	207,799,707	180,253,831	567,027,374	264,504,795
Cost of shares redeemed	—	—	(38,891,252)	—	(83,921,079)	(57,859,030)

Net increase in net assets from capital share transactions	13,975,774	155,798,668	168,908,455	180,253,831	483,106,295	206,645,765

INCREASE IN NET ASSETS	33,744,923	205,560,518	290,249,308	236,839,858	517,485,400	273,308,722
NET ASSETS:
Beginning of year	381,156,953	175,596,435	348,523,556	111,683,698	651,797,381	378,488,659

End of year	$414,901,876	$381,156,953	$638,772,864	$348,523,556	$1,169,282,781	$651,797,381

Undistributed net investment income included in net assets at end of year	$578,624	$449,543	$—	$—	$122,203	$114,869

SHARES ISSUED AND REDEEMED:
Shares sold	250,000	3,150,000	3,100,000	3,700,000	9,750,000	4,650,000
Shares redeemed	—	—	(600,000)	—	(1,450,000)	(1,050,000)

Net increase in shares outstanding	250,000	3,150,000	2,500,000	3,700,000	8,300,000	3,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Technology Sector Index Fund		iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Index Fund
	For the year ended April 30, 2005	For the year ended April 30, 2004	For the year ended April 30, 2005	For the year ended April 30, 2004	For the year ended April 30, 2005	For the year ended April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$6,725,623	$(752,929)	$9,186,265	$3,616,438	$16,426,248	$15,193,934
Net realized gain (loss)	(5,625,740)	8,610,955	11,588,517	10,902,867	24,729,665	15,019,265
Net change in unrealized appreciation (depreciation)	(12,766,375)	59,914,428	4,810,617	8,420,637	101,862,520	48,099,210

Net increase (decrease) in net assets resulting from operations	(11,666,492)	67,772,454	25,585,399	22,939,942	143,018,433	78,312,409

Undistributed net investment income included in the price of capital shares issued or redeemed	—	—	—	—	144,000	324,500

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,667,027)	—	(8,413,928)	(3,301,807)	(16,405,928)	(15,072,614)
Return of capital	(287,033)	—	—	—	—	—

Total distributions to shareholders	(6,954,060)	—	(8,413,928)	(3,301,807)	(16,405,928)	(15,072,614)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	163,275,616	108,361,174	218,640,027	165,926,674	181,124,965	171,615,651
Cost of shares redeemed	(72,186,245)	(85,098,863)	(138,190,301)	(96,052,816)	(102,503,159)	(123,745,313)

Net increase in net assets from capital share transactions	91,089,371	23,262,311	80,449,726	69,873,858	78,621,806	47,870,338

INCREASE IN NET ASSETS	72,468,819	91,034,765	97,621,197	89,511,993	205,378,311	111,434,633
NET ASSETS:
Beginning of year	322,536,104	231,501,339	215,756,858	126,244,865	440,489,732	329,055,099

End of year	$395,004,923	$322,536,104	$313,378,055	$215,756,858	$645,868,043	$440,489,732

Undistributed net investment income included in net assets at end of year	$28,343	$1,226	$1,826,072	$1,053,830	$759,317	$842,879

SHARES ISSUED AND REDEEMED:
Shares sold	3,600,000	2,550,000	9,800,000	7,700,000	2,800,000	3,200,000
Shares redeemed	(1,650,000)	(1,850,000)	(6,150,000)	(4,550,000)	(1,600,000)	(2,250,000)

Net increase in shares outstanding	1,950,000	700,000	3,650,000	3,150,000	1,200,000	950,000

See notes to financial statements.

88	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Select Dividend Index Fund		iShares Dow Jones Transportation Average Index Fund
	For the year ended April 30, 2005	For the period November 3, 2003[a] to April 30, 2004	For the year ended April 30, 2005	For the period October 6, 2003[a] to April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$136,407,958	$15,828,660	$449,731	$49,356
Net realized gain	128,439,373	1,731,928	18,304,774	1,181,479
Net change in unrealized appreciation (depreciation)	153,745,411	(25,742,219)	(8,198,623)	(585,115)

Net increase (decrease) in net assets resulting from operations	418,592,742	(8,181,631)	10,555,882	645,720

Undistributed net investment income included in the price of capital shares issued or redeemed	17,815,500	6,399,500	—	—

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(133,385,049)	(15,383,634)	(449,731)	(49,356)
Return of capital	—	—	(41,538)	(15,848)

Total distributions to shareholders	(133,385,049)	(15,383,634)	(491,269)	(65,204)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,285,049,615	1,958,966,883	291,533,609	46,511,904
Cost of shares redeemed	(155,770,032)	(2,624,134)	(217,112,532)	(23,738,369)

Net increase in net assets from capital share transactions	4,129,279,583	1,956,342,749	74,421,077	22,773,535

INCREASE IN NET ASSETS	4,432,302,776	1,939,176,984	84,485,690	23,354,051
NET ASSETS:
Beginning of period	1,939,176,984	—	23,354,051	—

End of period	$6,371,479,760	$1,939,176,984	$107,839,741	$23,354,051

Undistributed net investment income included in net assets at end of period	$3,467,935	$445,026	$—	$—

SHARES ISSUED AND REDEEMED:
Shares sold	73,400,000	36,200,000	4,650,000	900,000
Shares redeemed	(2,650,000)	(50,000)	(3,350,000)	(450,000)

Net increase in shares outstanding	70,750,000	36,150,000	1,300,000	450,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Total Market Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$52.57	$42.83	$50.47	$57.93	$67.15

Income from investment operations:
Net investment income	0.99	0.70	0.63	0.57	0.42
Net realized and unrealized gain (loss)	2.72	9.74	(7.66)	(7.46)	(9.27)

Total from investment operations	3.71	10.44	(7.03)	(6.89)	(8.85)

Less distributions from:
Net investment income	(0.96)	(0.70)	(0.61)	(0.57)	(0.36)
Net realized gain	—	—	—	—	(0.01)

Total distributions	(0.96)	(0.70)	(0.61)	(0.57)	(0.37)

Net asset value, end of period	$55.32	$52.57	$42.83	$50.47	$57.93

Total return	7.05%	24.50%	(13.89)%	(11.93)%	(13.20)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$414,902	$381,157	$175,596	$121,140	$66,625
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.81%	1.49%	1.57%	1.15%	0.98%
Portfolio turnover rate[d]	6%	5%	14%	5%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$53.21	$39.19	$48.74	$57.01	$50.79

Income from investment operations:
Net investment income	0.73	0.70	0.71	0.63	0.40
Net realized and unrealized gain (loss)	17.40	14.04	(9.56)	(8.26)	6.24

Total from investment operations	18.13	14.74	(8.85)	(7.63)	6.64

Less distributions from:
Net investment income	(0.76)	(0.70)	(0.70)	(0.64)	(0.42)
Return of capital	—	(0.02)	—	—	—

Total distributions	(0.76)	(0.72)	(0.70)	(0.64)	(0.42)

Net asset value, end of period	$70.58	$53.21	$39.19	$48.74	$57.01

Total return	34.26%	37.90%	(18.22)%	(13.34)%	13.13%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$638,773	$348,524	$111,684	$104,797	$54,156
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.16%	1.42%	1.79%	1.32%	0.94%
Portfolio turnover rate[d]	3%	2%	9%	18%	20%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$58.99	$50.80	$56.92	$61.87	$59.53

Income from investment operations:
Net investment income	0.42	0.40	0.39	0.26	0.13
Net realized and unrealized gain (loss)	1.44	8.19	(6.13)	(4.94)	2.44

Total from investment operations	1.86	8.59	(5.74)	(4.68)	2.57

Less distributions from:
Net investment income	(0.42)	(0.40)	(0.38)	(0.27)	(0.14)
Net realized gain	—	—	—	—	(0.09)

Total distributions	(0.42)	(0.40)	(0.38)	(0.27)	(0.23)

Net asset value, end of period	$60.43	$58.99	$50.80	$56.92	$61.87

Total return	3.18%	16.96%	(10.06)%	(7.60)%	4.29%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,169,283	$651,797	$378,489	$236,233	$108,269
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	0.74%	0.71%	0.80%	0.45%	0.29%
Portfolio turnover rate[d]	4%	4%	9%	3%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 15, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$44.49	$35.34	$43.41	$63.42	$116.57

Income from investment operations:
Net investment income (loss)	0.72	(0.10)	(0.05)	(0.16)	(0.29)
Net realized and unrealized gain (loss)	(1.53)	9.25	(8.02)	(19.85)	(52.86)

Total from investment operations	(0.81)	9.15	(8.07)	(20.01)	(53.15)

Less distributions from:
Net investment income	(0.71)	—	—	—	—
Return of capital	(0.03)	—	—	—	—

Total distributions	(0.74)	—	—	—	—

Net asset value, end of period	$42.94	$44.49	$35.34	$43.41	$63.42

Total return	(2.01)%	25.89%	(18.59)%	(31.55)%	(45.60)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$395,005	$322,536	$231,501	$141,073	$110,990
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[c]	1.78%	(0.22)%	(0.22)%	(0.41)%	(0.47)%
Portfolio turnover rate[d]	9%	5%	15%	8%	11%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$21.58	$18.43	$22.38	$38.35	$56.81

Income from investment operations:
Net investment income	0.64	0.45	0.34	0.29	0.35
Net realized and unrealized gain (loss)	1.35	3.15	(3.98)	(15.98)	(17.95)

Total from investment operations	1.99	3.60	(3.64)	(15.69)	(17.60)

Less distributions from:
Net investment income	(0.61)	(0.45)	(0.31)	(0.28)	(0.27)
Net realized gain	—	—	—	—	(0.59)

Total distributions	(0.61)	(0.45)	(0.31)	(0.28)	(0.86)

Net asset value, end of period	$22.96	$21.58	$18.43	$22.38	$38.35

Total return	9.26%	19.71%	(16.22)%	(41.12)%	(31.06)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$313,378	$215,757	$126,245	$51,463	$55,603
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.97%	2.27%	2.27%	1.05%	0.80%
Portfolio turnover rate[d]	10%	22%	23%	43%	43%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

94	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$57.58	$49.11	$65.75	$85.95	$69.81

Income from investment operations:
Net investment income	1.99	1.87	2.04	1.89	1.82
Net realized and unrealized gain (loss)	15.41	8.47	(16.61)	(20.25)	16.19

Total from investment operations	17.40	10.34	(14.57)	(18.36)	18.01

Less distributions from:
Net investment income	(2.00)	(1.87)	(2.07)	(1.84)	(1.73)
Net realized gain	—	—	—	—	(0.14)

Total distributions	(2.00)	(1.87)	(2.07)	(1.84)	(1.87)

Net asset value, end of period	$72.98	$57.58	$49.11	$65.75	$85.95

Total return	30.71%	21.28%	(22.16)%	(21.38)%	25.90%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$645,868	$440,490	$329,055	$180,818	$42,976
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	3.10%	3.41%	4.15%	2.89%	2.59%
Portfolio turnover rate[d]	7%	7%	15%	8%	11%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Year ended Apr. 30, 2005	Period from Nov. 3, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$53.64	$50.51

Income from investment operations:
Net investment income	1.92	0.76
Net realized and unrealized gain	5.94	3.12

Total from investment operations	7.86	3.88

Less distributions from:
Net investment income	(1.90)	(0.75)

Total distributions	(1.90)	(0.75)

Net asset value, end of period	$59.60	$53.64

Total return	14.81%	7.70%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,371,480	$1,939,177
Ratio of expenses to average net assets[c]	0.40%	0.40%
Ratio of net investment income to average net assets[c]	3.39%	3.43%
Portfolio turnover rate[d]	20%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

96	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Year ended Apr. 30, 2005	Period from Oct. 6, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$51.90	$50.22

Income from investment operations:
Net investment income	0.34	0.39
Net realized and unrealized gain	9.74	1.72

Total from investment operations	10.08	2.11

Less distributions from:
Net investment income	(0.33)	(0.32)
Return of capital	(0.03)	(0.11)

Total distributions	(0.36)	(0.43)

Net asset value, end of period	$61.62	$51.90

Total return	19.42%	4.19%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$107,840	$23,354
Ratio of expenses to average net assets[c]	0.60%	0.60%
Ratio of net investment income to average net assets[c]	0.54%	0.43%
Portfolio turnover rate[d]	5%	4%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2005, the Trust offered 74 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares Dow Jones Select Dividend and the iShares Dow Jones Transportation Average Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. Total Market and iShares Dow Jones Select Dividend Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

98	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

EQUALIZATION

The iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Select Dividend Index Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2005, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Dow Jones U.S. Total Market	$481,241	$41,031,923	$(6,970,752)	$34,542,412
Dow Jones U.S. Energy Sector	—	139,536,370	(3,445,349)	136,091,021
Dow Jones U.S. Healthcare Sector	122,203	13,147,779	(799,884)	12,470,098
Dow Jones U.S. Technology Sector	—	(90,432,199)	(22,109,433)	(112,541,632)
Dow Jones U.S. Telecommunications Sector	1,826,072	(13,736,553)	(24,441,275)	(36,351,756)
Dow Jones U.S. Utilities Sector	730,138	117,787,238	(16,460,282)	102,057,094
Dow Jones Select Dividend	3,467,935	108,142,933	(28,932,668)	82,678,200
Dow Jones Transportation Average	—	(9,108,830)	(206,601)	(9,315,431)

For the years ended April 30, 2005 and April 30, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2005.

NOTES TO THE FINANCIAL STATEMENTS	99

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2004 to April 30, 2005, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending April 30, 2006, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Dow Jones U.S. Total Market	$233,145
Dow Jones U.S. Technology Sector	3,690,064
Dow Jones U.S. Telecommunications Sector	404,555
Dow Jones U.S. Utilities Sector	805,652
Dow Jones Select Dividend	28,089,675

The Funds had tax basis net capital loss carryforwards as of April 30, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Dow Jones U.S. Total Market	$2,220,191	$2,507,100	$728,202	$1,282,114	$6,737,607
Dow Jones U.S. Energy Sector	—	3,320,390	124,959	—	3,445,349
Dow Jones U.S. Healthcare Sector	—	—	799,884	—	799,884
Dow Jones U.S. Technology Sector	3,803,426	10,610,555	1,952,962	2,052,426	18,419,369
Dow Jones U.S. Telecommunications Sector	10,297,961	12,363,187	998,718	376,854	24,036,720
Dow Jones U.S. Utilities Sector	165,391	5,246,921	8,539,740	1,702,578	15,654,630
Dow Jones Select Dividend	—	—	—	842,993	842,993
Dow Jones Transportation Average	—	—	—	206,601	206,601

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended April 30, 2005, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended April 30, 2005 are disclosed in the Funds’ Statements of Operations.

100	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of April 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Total Market	$403,646,782	$65,415,847	$(24,383,924)	$41,031,923
Dow Jones U.S. Energy Sector	549,476,288	139,751,465	(215,095)	139,536,370
Dow Jones U.S. Healthcare Sector	1,241,958,625	107,681,411	(94,533,632)	13,147,779
Dow Jones U.S. Technology Sector	514,711,564	—	(90,432,199)	(90,432,199)
Dow Jones U.S. Telecommunications Sector	351,478,299	11,214,941	(24,951,494)	(13,736,553)
Dow Jones U.S. Utilities Sector	604,642,315	122,400,240	(4,613,002)	117,787,238
Dow Jones Select Dividend	6,246,857,469	285,387,429	(177,244,496)	108,142,933
Dow Jones Transportation Average	129,895,971	598,401	(9,707,231)	(9,108,830)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of April 30, 2005, a portion of the cash collateral for securities on loan for certain Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Total Market	0.20%
Dow Jones U.S. Energy Sector	0.60
Dow Jones U.S. Healthcare Sector	0.60
Dow Jones U.S. Technology Sector	0.60
Dow Jones U.S. Telecommunications Sector	0.60
Dow Jones U.S. Utilities Sector	0.60
Dow Jones Select Dividend	0.40
Dow Jones Transportation Average	0.60

NOTES TO THE FINANCIAL STATEMENTS	101

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended April 30, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Total Market	$35,827
Dow Jones U.S. Energy Sector	30,080
Dow Jones U.S. Healthcare Sector	78,494
Dow Jones U.S. Technology Sector	28,974
Dow Jones U.S. Telecommunications Sector	37,589
Dow Jones U.S. Utilities Sector	75,155
Dow Jones Select Dividend	140
Dow Jones Transportation Average	30,974

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended April 30, 2005, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the year ended April 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first eleven months of the fiscal year ended April 30, 2005 and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last month of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

102	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the year ended April 30, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Dow Jones U.S. Total Market
IMMF	314	34,414	34,091	637	$637,127	$5,744
Dow Jones U.S. Energy Sector
IMMF	336	32,714	32,778	272	272,286	5,424
Dow Jones U.S. Healthcare Sector
IMMF	268	53,151	52,588	831	831,058	8,921
Dow Jones U.S. Technology Sector
IMMF	44	25,125	24,786	383	382,793	4,377
Dow Jones U.S. Telecommunications Sector
IMMF	258	32,180	32,108	330	330,162	4,310
Dow Jones U.S. Utilities Sector
IMMF	182	60,117	59,665	634	634,153	9,210
Dow Jones Select Dividend
IMMF	1,715	1,004,133	993,605	12,243	12,243,162	135,174
Dow Jones Transportation Average
IMMF	20	8,252	8,150	122	121,616	1,321

During the year ended April 30, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended April 30, 2005 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Total Market	$23,672,981	$23,265,262
Dow Jones U.S. Energy Sector	15,070,370	13,662,319
Dow Jones U.S. Healthcare Sector	33,043,089	31,855,255
Dow Jones U.S. Technology Sector	34,508,136	34,866,313
Dow Jones U.S. Telecommunications Sector	31,266,622	30,252,759
Dow Jones U.S. Utilities Sector	35,711,623	35,763,548
Dow Jones Select Dividend	840,581,386	808,573,374
Dow Jones Transportation Average	4,135,399	4,154,638

NOTES TO THE FINANCIAL STATEMENTS	103

Notes to the Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended April 30, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Total Market	$13,943,749	$—
Dow Jones U.S. Energy Sector	207,541,910	40,262,452
Dow Jones U.S. Healthcare Sector	576,877,331	95,893,736
Dow Jones U.S. Technology Sector	163,243,912	72,170,679
Dow Jones U.S. Telecommunications Sector	233,611,686	152,992,863
Dow Jones U.S. Utilities Sector	181,278,598	102,574,254
Dow Jones Select Dividend	5,099,230,640	1,006,655,459
Dow Jones Transportation Average	291,385,117	217,066,284

4. CAPITAL SHARE TRANSACTIONS

As of April 30, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of April 30, 2005, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of April 30, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

104	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Dow Jones Index Funds (the “Funds”), as listed on the table of contents, at April 30, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 20, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	105

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended April 30, 2005 qualified for the dividends-received deduction, as follows:

iShares Index Fund	Dividends- Received Deduction
Dow Jones U.S. Total Market	100.00%
Dow Jones U.S. Energy Sector	100.00
Dow Jones U.S. Healthcare Sector	100.00
Dow Jones U.S. Technology Sector	100.00
Dow Jones U.S. Telecommunications Sector	100.00
Dow Jones U.S. Utilities Sector	100.00
Dow Jones Select Dividend	100.00
Dow Jones Transportation Average	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended April 30, 2005:

iShares Index Fund	Qualified Dividend Income
Dow Jones U.S. Total Market	$6,955,435
Dow Jones U.S. Energy Sector	5,632,802
Dow Jones U.S. Healthcare Sector	5,912,842
Dow Jones U.S. Technology Sector	6,667,026
Dow Jones U.S. Telecommunications Sector	8,624,666
Dow Jones U.S. Utilities Sector	15,627,273
Dow Jones Select Dividend	136,407,958
Dow Jones Transportation Average	449,731

106	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2005, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Dow Jones U.S. Total Market Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	12	1.01%
Between 0.5% and –0.5%	1,155	97.21
Less than –0.5% and Greater than –1.0%	17	1.44
Less than –1.0%	4	0.34

	1,188	100.00%

iShares Dow Jones U.S. Energy Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	10	0.84
Between 0.5% and –0.5%	1,167	98.24
Less than –0.5%	10	0.84

	1,188	100.00%

SUPPLEMENTAL INFORMATION	107

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Healthcare Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	9	0.76%
Between 0.5% and –0.5%	1,166	98.14
Less than –0.5% and Greater than –1.0%	7	0.59
Less than –1.0%	6	0.51

	1,188	100.00%

iShares Dow Jones U.S. Technology Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	6	0.51%
Greater than 0.5% and Less than 1.0%	37	3.11
Between 0.5% and –0.5%	1,100	92.60
Less than –0.5% and Greater than –1.0%	27	2.26
Less than –1.0% and Greater than –1.5%	8	0.67
Less than –1.5% and Greater than –2.0%	4	0.34
Less than –2.0%	6	0.51

	1,188	100.00%

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	49	4.12
Between 0.5% and –0.5%	1,101	92.69
Less than –0.5% and Greater than –1.0%	27	2.27
Less than –1.0%	10	0.84

	1,188	100.00%

108	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Utilities Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	15	1.26%
Between 0.5% and –0.5%	1,164	97.98
Less than –0.5%	9	0.76

	1,188	100.00%

iShares Dow Jones Select Dividend Index Fund

Period Covered: January 1, 2004 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	1.60%
Between 0.5% and –0.5%	308	98.40

	313	100.00%

iShares Dow Jones Transportation Average Index Fund

Period Covered: January 1, 2004 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	312	99.68%
Less than –0.5%	1	0.32

	313	100.00%

SUPPLEMENTAL INFORMATION	109

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 98 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman, and President (since June 18, 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Trustee (since 2003) of BGI Cayman Prime Money Market Fund; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

110	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since February 15, 2000).	Acting Dean (since 2004) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Master Investment Portfolio and Barclays Global Investors Funds; Director (since 2002) of iShares, Inc.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

George G. C. Parker, 1939	Trustee (since February 15, 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

TRUSTEE INFORMATION	111

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
W. Allen Reed, 1947	Trustee (since January 1, 2002).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

112	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares KLD Select SocialSM (KLD)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares GS $ InvesTop™ Corporate (LQD)

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

1667-iS-0505

114	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-015-26005

Item 1.	Reports to Stockholders

iShares®

Dear iShares Shareholder:

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Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of 4/30/05

	Cumulative Total Returns
	Inception to 4/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX
Morningstar Large Core	5.62%	5.49%	5.81%
Morningstar Large Growth	(7.04)%	(7.12)%	(6.89)%
Morningstar Large Value	10.33%	10.18%	10.54%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of each Fund (6/28/04).

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Core Index (the “Core Index”). The Core Index measures the performance of large-capitalization companies that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which have a similar investment profile as the Core Index. From its inception on June 28, 2004 through April 30, 2005 (the “reporting period”), the Core Fund returned 5.62%, while the Core Index returned 5.81%.

PORTFOLIO ALLOCATION As of 4/30/05
Sector	% of Net Assets
Consumer Non-Cyclical	36.14%
Industrial	23.13
Financial	14.84
Consumer Cyclical	6.84
Communications	6.71
Technology	6.67
Basic Materials	3.06
Energy	1.78
Utilities	0.75
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05
Security	% of Net Assets
General Electric Co.	11.40%
Pfizer Inc.	6.10
Johnson & Johnson	6.07
Procter & Gamble Co.	4.07
International Business Machines Corp.	3.79
American International Group Inc.	3.47
Wells Fargo & Co.	3.02
Coca-Cola Co. (The)	2.88
PepsiCo Inc.	2.79
Home Depot Inc.	2.31

TOTAL	45.90%

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index (the “Growth Index”). The Growth Index measures the performance of large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund declined 7.04%, while the Growth Index declined 6.89%.

PORTFOLIO ALLOCATION As of 4/30/05
Sector	% of Net Assets
Technology	30.26%
Consumer Non-Cyclical	23.88
Communications	22.71
Consumer Cyclical	16.25
Energy	2.84
Industrial	2.74
Financial	1.30
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05
Security	% of Net Assets
Microsoft Corp.	9.93%
Intel Corp.	6.03
Wal-Mart Stores Inc.	5.00
Cisco Systems Inc.	4.62
Dell Inc.	3.09
Time Warner Inc.	3.01
Amgen Inc.	3.00
Medtronic Inc.	2.58
UnitedHealth Group Inc.	2.50
QUALCOMM Inc.	2.33

TOTAL	42.09%

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Value Index (the “Value Index”). The Value Index measures the performance of large-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 10.33%, while the Value Index returned 10.54%.

PORTFOLIO ALLOCATION As of 4/30/05
Sector	% of Net Assets
Financial	40.87%
Energy	19.83
Consumer Non-Cyclical	12.76
Communications	8.75
Utilities	6.91
Industrial	4.06
Basic Materials	3.08
Technology	2.42
Consumer Cyclical	1.18
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05
Security	% of Net Assets
Exxon Mobil Corp.	11.21%
Citigroup Inc.	7.42
Bank of America Corp.	5.54
Altria Group Inc.	4.06
JP Morgan Chase & Co.	3.85
ChevronTexaco Corp.	3.18
Verizon Communications Inc.	3.02
Wachovia Corp.	2.48
SBC Communications Inc.	2.40
Merck & Co. Inc.	2.29

TOTAL	45.45%

Despite some periodic volatility, the U.S. stock market posted positive results for the reporting period. Stocks fluctuated in a narrow range during the first few months of the reporting period as strong corporate earnings growth appeared to offset concerns about record-high oil prices and rising interest rates. However, the market enjoyed a post-election rally in November and December, rising sharply as oil prices fell and many investors appeared to grow confident that the Federal Reserve Board’s gradual series of short-term interest rate increases were keeping inflation in check and the economy on a moderate growth track.

The stock market grew choppy in early 2005, surrendering some of its late-2004 gains amid mixed economic data and evidence of rising inflation. Nonetheless, stocks gained ground overall for the reporting period. As represented by the Morningstar Indexes, mid-capitalization stocks produced the best results, followed by large-capitalization stocks and small-capitalization stocks. Value-oriented stocks significantly outperformed growth across all market capitalizations.

Among the Core Fund’s ten largest holdings as of April 30, 2005, four posted positive returns and six declined for the reporting period. The best performers were diversified health care giant Johnson & Johnson, which rallied on better-than-expected earnings and a well-received acquisition, and conglomerate General Electric Co., which improved earnings through successful cost management. The other positive performers were money center bank Wells Fargo & Co. and snack and beverage maker PepsiCo Inc. The biggest decliners included insurance firm American International Group Inc., which was under investigation for several improper insurance transactions, and pharmaceutical company Pfizer Inc., which pulled one of its most successful drugs off the market due to health concerns.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Six of the Value Fund’s top ten holdings as of April 30, 2005 produced gains for the reporting period. Tobacco maker Altria Group Inc. was the top performer due to increased market share and higher cigarette prices. Soaring oil prices lifted energy stocks Exxon Mobil Corp. and ChevronTexaco Corp., while bank Wachovia Corp. benefited from prudent acquisitions and cutting costs. The most noteworthy decliner among the top ten holdings was pharmaceutical giant Merck & Co. Inc., which recalled its top-selling pain-relief medication after it was linked to increased risk of heart attacks.

In the Growth Fund, just four of the ten largest holdings as of April 30, 2005 gained ground for the reporting period. Health services provider UnitedHealth Group Inc. posted the best results as a larger customer base and reduced operating costs boosted earnings. The other positive performers were biotechnology firm Amgen Inc., medical devices maker Medtronic Inc., and wireless chipmaker QUALCOMM Inc. The leading decliners were mostly technology stocks, including network equipment maker Cisco Systems Inc., semiconductor manufacturer Intel Corp., and software giant Microsoft Corp. Retailer Wal-Mart Stores Inc. was also among the weakest performers.

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of 4/30/05

	Cumulative Total Returns
	Inception to 4/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX
Morningstar Mid Core	6.46%	6.31%	6.73%
Morningstar Mid Growth	5.52%	5.37%	5.76%
Morningstar Mid Value	13.33%	13.16%	13.28%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of each Fund (6/28/04).

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Core Index (the “Core Index”). The Core Index measures the performance of mid-capitalization companies that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which have a similar investment profile as the Core Index. From its inception on June 28, 2004 through April 30, 2005 (the “reporting period”), the Core Fund returned 6.46%, while the Core Index returned 6.73%.

PORTFOLIO ALLOCATION As of 4/30/05
Sector	% of Net Assets
Financial	25.02%
Consumer Cyclical	20.82
Industrial	19.45
Consumer Non-Cyclical	12.29
Technology	6.77
Communications	5.91
Energy	5.88
Basic Materials	3.11
Utilities	0.65
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05
Security	% of Net Assets
Sears Holdings Corp.	1.44%
North Fork Bancorp Inc.	1.42
Williams Companies Inc.	1.10
D.R. Horton Inc.	1.03
Textron Inc.	1.02
General Growth Properties Inc.	0.99
ITT Industries Inc.	0.97
Marshall & Ilsley Corp.	0.95
Computer Sciences Corp.	0.95
American Standard Companies Inc.	0.93

TOTAL	10.80%

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Growth Index (the “Growth Index”). The Growth Index measures the performance of mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 5.52%, while the Growth Index returned 5.76%.

PORTFOLIO ALLOCATION As of 4/30/05
Sector	% of Net Assets
Consumer Non-Cyclical	23.37%
Technology	20.43
Consumer Cyclical	13.48
Energy	13.15
Communications	12.74
Industrial	8.36
Financial	6.21
Basic Materials	1.60
Diversified	0.32
Utilities	0.30
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05
Security	% of Net Assets
EOG Resources Inc.	1.33%
XTO Energy Inc.	1.23
Coach Inc.	1.18
SunGard Data Systems Inc.	1.13
Network Appliance Inc.	1.12
Quest Diagnostics Inc.	0.97
Fiserv Inc.	0.97
L-3 Communications Holdings Inc.	0.96
Nabors Industries Ltd.	0.94
Hilton Hotels Corp.	0.92

TOTAL	10.75%

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Value Index (the “Value Index”). The Value Index measures the performance of mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 13.33%, while the Value Index returned 13.28%.

PORTFOLIO ALLOCATION As of 4/30/05
Sector	% of Net Assets
Financial	35.18%
Utilities	16.84
Consumer Non-Cyclical	13.12
Consumer Cyclical	11.12
Basic Materials	7.33
Industrial	6.18
Energy	6.12
Communications	2.78
Technology	0.91
Short-Term and Other Net Assets	0.42

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05
Security	% of Net Assets
CIGNA Corp.	1.41%
AES Corp. (The)	1.16
PPL Corp.	1.14
May Department Stores Co. (The)	1.14
McKesson Corp.	1.13
Ameren Corp.	1.12
Federated Department Stores Inc.	1.10
Kerr-McGee Corp.	1.08
Equity Residential	1.07
Safeway Inc.	1.06

TOTAL	11.41%

Despite some periodic volatility, the U.S. stock market posted positive results for the reporting period. Stocks fluctuated in a narrow range during the first few months of the reporting period as strong corporate earnings growth appeared to offset concerns about record-high oil prices and rising interest rates. However, the market enjoyed a post-election rally in November and December, rising sharply as oil prices fell and many investors appeared to grow confident that the Federal Reserve Board’s gradual series of short-term interest rate increases were keeping inflation in check and the economy on a moderate growth track.

The stock market grew choppy in early 2005, surrendering some of its late-2004 gains amid mixed economic data and evidence of rising inflation. Nonetheless, stocks gained ground overall for the reporting period. As represented by the Morningstar Indexes, mid-capitalization stocks produced the best results, followed by large-capitalization stocks and small-capitalization stocks. Value-oriented stocks significantly outperformed growth across all market capitalizations.

Nine of the Core Fund’s ten largest holdings as of April 30, 2005 posted positive results for the reporting period. The best performer was Sears Holdings Corp., which was acquired at a premium by Kmart. Other top performers were homebuilder D.R. Horton Inc., which continued to benefit from a robust housing market, and real estate investment trust General Growth Properties Inc., the largest owner and operator of regional shopping malls. The only decliner among the Core Fund’s ten biggest holdings was technology services provider Computer Sciences Corp., which reported lower than expected revenues.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

The Value Fund also saw nine of its top ten holdings as of April 30, 2005 gain ground for the reporting period. The top performers were energy-related companies – independent power producer The AES Corp. and oil exploration company Kerr-McGee Corp. – that benefited from rising oil and gas prices. Health insurer CIGNA Corp. and retailer The May Department Stores Co. also posted strong gains for the reporting period. Grocery chain Safeway Inc., which faced labor struggles and reported lower-than-expected earnings in three consecutive quarters, was the only top ten holding to decline.

In the Growth Fund, all of its ten largest holdings as of April 30, 2005 produced gains for the reporting period. The two best performers were oil and gas exploration companies EOG Resources Inc. and XTO Energy Inc. Both stocks gained as they increased production to meet strong demand and take advantage of sharply higher energy prices. A couple of technology stocks also performed well, including data storage company Network Appliance Inc. and financial services software provider SunGard Data Systems Inc. The only two stocks among the Growth Fund’s ten largest holdings to post single-digit gains for the reporting period were financial services outsourcing company Fiserv Inc. and communications equipment maker L-3 Communications Holdings Inc.

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of 4/30/05

	Cumulative Total Returns
	Inception to 4/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX
Morningstar Small Core	4.56%	4.38%	4.70%
Morningstar Small Growth	(5.36)%	(5.66)%	(5.18)%
Morningstar Small Value	5.72%	5.51%	6.00%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of each Fund (6/28/04).

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Core Index (the “Core Index”). The Core Index measures the performance of small-capitalization companies that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which have a similar investment profile as the Core Index. From its inception on June 28, 2004 through April 30, 2005 (the “reporting period”), the Core Fund returned 4.56%, while the Core Index returned 4.70%.

PORTFOLIO ALLOCATION As of 4/30/05
Sector	% of Net Assets
Financial	20.54%
Industrial	19.03
Consumer Non-Cyclical	18.32
Consumer Cyclical	16.16
Technology	8.86
Communications	6.83
Energy	6.61
Basic Materials	3.57
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05
Security	% of Net Assets
Joy Global Inc.	0.89%
Accredo Health Inc.	0.75
Toro Co.	0.69
Affiliated Managers Group Inc.	0.63
Thomas & Betts Corp.	0.62
Donnelley (R.H.) Corp.	0.60
AMERIGROUP Corp.	0.60
Denbury Resources Inc.	0.59
Range Resources Corp.	0.57
OMI Corp.	0.57

TOTAL	6.51%

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Growth Index (the “Growth Index”). The Growth Index measures the performance of small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund declined 5.36%, while the Growth Index declined 5.18%.

PORTFOLIO ALLOCATION As of 4/30/05
Sector	% of Net Assets
Consumer Non-Cyclical	27.38%
Technology	18.98
Consumer Cyclical	15.63
Communications	13.98
Industrial	11.15
Energy	8.28
Financial	3.91
Basic Materials	1.09
Short-Term and Other Net Assets	(0.40)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05
Security	% of Net Assets
LifePoint Hospitals Inc.	0.88%
Southwestern Energy Co.	0.84
ResMed Inc.	0.83
Penn National Gaming Inc.	0.78
Sonic Corp.	0.75
CACI International Inc. Class A	0.72
Helmerich & Payne Inc.	0.71
Trimble Navigation Ltd.	0.70
SCP Pool Corp.	0.68
Waste Connections Inc.	0.67

TOTAL	7.56%

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Value Index (the “Value Index”). The Value Index measures the performance of small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 5.72%, while the Value Index returned 6.00%.

PORTFOLIO ALLOCATION As of 4/30/05
Sector	% of Net Assets
Financial	33.37%
Consumer Cyclical	15.07
Industrial	12.25
Utilities	11.87
Basic Materials	9.22
Consumer Non-Cyclical	7.79
Communications	4.13
Energy	3.37
Technology	2.39
Diversified	0.43
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/05
Security	% of Net Assets
CMS Energy Corp.	0.94%
Southern Union Co.	0.82
Goodyear Tire & Rubber Co. (The)	0.72
Atmos Energy Corp.	0.70
Loews Corp. - Carolina Group	0.68
AmerUs Group Co.	0.64
Healthcare Realty Trust Inc.	0.63
Sybase Inc.	0.63
CarrAmerica Realty Corp.	0.62
Allmerica Financial Corp.	0.62

TOTAL	7.00%

Despite some periodic volatility, the U.S. stock market posted positive results for the reporting period. Stocks fluctuated in a narrow range during the first few months of the reporting period as strong corporate earnings growth appeared to offset concerns about record-high oil prices and rising interest rates. However, the market enjoyed a post-election rally in November and December, rising sharply as oil prices fell and many investors appeared to grow confident that the Federal Reserve Board’s gradual series of short-term interest rate increases were keeping inflation in check and the economy on a moderate growth track.

The stock market grew choppy in early 2005, surrendering some of its late-2004 gains amid mixed economic data and evidence of rising inflation. Nonetheless, stocks gained ground overall for the reporting period. As represented by the Morningstar Indexes, mid-capitalization stocks produced the best results, followed by large-capitalization stocks and small-capitalization stocks. Value-oriented stocks significantly outperformed growth across all market capitalizations.

Every one of the Core Fund’s ten largest holdings as of April 30, 2005, posted positive results for the reporting period. The best performer was also the Core Fund’s largest holding – mining equipment manufacturer Joy Global Inc., which benefited from increased coal mining activity. Soaring oil prices boosted two other top performers: oil exploration companies Range Resources Corp. and Denbury Resources Inc. Weaker performers included electrical component maker Thomas & Betts Corp. and lawn mower manufacturer Toro Co., though these stocks posted gains of more than 10% for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Nine of the Value Fund’s top ten holdings as of April 30, 2005 gained ground for the reporting period. The best performer was electric & gas utility CMS Energy Corp., which benefited from higher natural gas prices. Other top performers included tire manufacturer The Goodyear Tire & Rubber Co. and tobacco company Loews Corp. - Carolina Group. The only decliner among the Value Fund’s ten largest holdings was insurer Allmerica Financial Corp., which struggled amid a difficult hurricane season.

Despite an overall decline, the Growth Fund saw each of its ten largest holdings as of April 30, 2005 produce gains for the reporting period. The top performers for the reporting period were oil and gas exploration company Southwestern Energy Co. and gaming operator Penn National Gaming Inc. Technology outsourcing company CACI International Inc.’s Class A shares and oil driller Helmerich & Payne Inc. also posted strong returns for the reporting period. The weakest performer in the top ten holdings was swimming pool equipment maker SCP Pool Corp, which still returned a double-digit gain for the reporting period.

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (November 1, 2004)	Ending Account Value (April 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2004 to April 30, 2005)
Morningstar Large Core
Actual	$1,000.00	$1,047.60	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Morningstar Large Growth
Actual	1,000.00	979.40	0.25	1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Morningstar Large Value
Actual	1,000.00	1,065.90	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Morningstar Mid Core
Actual	1,000.00	1,051.60	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (November 1, 2004)	Ending Account Value (April 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2004 to April 30, 2005)
Morningstar Mid Growth
Actual	$1,000.00	$1,038.40	0.30%	$1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Morningstar Mid Value
Actual	1,000.00	1,084.30	0.30	1.55
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Morningstar Small Core
Actual	1,000.00	1,011.00	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Morningstar Small Growth
Actual	1,000.00	986.20	0.30	1.48
Hypothetical (5% return before expenses)	1,000.00	1023.31	0.30	1.51
Morningstar Small Value
Actual	1,000.00	1,016.20	0.30	1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.46%
Omnicom Group Inc.	2,964	$245,716

		245,716

AEROSPACE & DEFENSE – 4.42%
Boeing Co. (The)[1]	11,816	703,288
General Dynamics Corp.	2,647	278,067
Lockheed Martin Corp.[1]	5,608	341,808
Raytheon Co.	7,143	268,648
United Technologies Corp.	7,503	763,205

		2,355,016

AGRICULTURE – 0.47%
Monsanto Co.	4,229	247,904

		247,904

APPAREL – 0.40%
Nike Inc. Class B	2,739	210,383

		210,383

AUTO MANUFACTURERS – 0.35%
PACCAR Inc.	2,749	186,657

		186,657

BANKS – 5.46%
Fifth Third Bancorp	7,963	346,391
M&T Bank Corp.	1,325	137,071
Mellon Financial Corp.	6,714	185,911
Northern Trust Corp.	3,080	138,692
Regions Financial Corp.[1]	7,316	245,013
State Street Corp.	5,324	246,129
Wells Fargo & Co.	26,838	1,608,670

		2,907,877

BEVERAGES – 6.94%
Anheuser-Busch Companies Inc.[1]	12,736	596,936
Coca-Cola Co. (The)	35,292	1,533,084
Coca-Cola Enterprises Inc.	3,917	79,515
PepsiCo Inc.	26,724	1,486,923

		3,696,458

BUILDING MATERIALS – 0.42%
Masco Corp.	7,033	221,469

		221,469

CHEMICALS – 1.85%
Du Pont (E.I.) de Nemours and Co.[1]	15,784	743,584
Praxair Inc.	5,149	241,128

		984,712

COMMERCIAL SERVICES – 0.91%
Accenture Ltd.[2]	7,107	154,222
Cendant Corp.	16,672	331,940

		486,162

COMPUTERS – 4.15%
International Business Machines Corp.	26,430	2,018,723
Sun Microsystems Inc.[2]	52,667	191,181

		2,209,904

COSMETICS & PERSONAL CARE – 4.86%
Colgate-Palmolive Co.	8,450	420,726
Procter & Gamble Co.[1]	40,049	2,168,653

		2,589,379

DIVERSIFIED FINANCIAL SERVICES – 3.82%
American Express Co.	17,659	930,629
Capital One Financial Corp.	3,864	273,919
Countrywide Financial Corp.[1]	8,918	322,742
Franklin Resources Inc.	2,222	152,607
MBNA Corp.	17,976	355,026

		2,034,923

ELECTRIC – 0.75%
TXU Corp.	4,623	396,607

		396,607

ELECTRONICS – 0.27%
Agilent Technologies Inc.[2]	7,035	145,976

		145,976

ENVIRONMENTAL CONTROL – 0.49%
Waste Management Inc.	9,182	261,595

		261,595

FOOD – 1.30%
Hershey Co. (The)	2,723	174,000
Kellogg Co.	3,743	168,248
Sysco Corp.[1]	10,126	350,360

		692,608

HEALTH CARE - PRODUCTS – 7.16%
Baxter International Inc.	9,736	361,206

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2005

Security	Shares	Value
Becton, Dickinson & Co.	3,764	$220,269
Johnson & Johnson	47,107	3,232,953

		3,814,428

HEALTH CARE - SERVICES – 2.46%
Aetna Inc.	4,863	356,798
HCA Inc.[1]	6,328	353,356
WellPoint Inc.[1,2]	4,717	602,597

		1,312,751

HOUSEHOLD PRODUCTS & WARES – 0.76%
Clorox Co.	3,379	213,891
Fortune Brands Inc.	2,280	192,842

		406,733

INSURANCE – 4.56%
AFLAC Inc.	8,030	326,420
American International Group Inc.	36,337	1,847,736
Progressive Corp. (The)	2,781	253,822

		2,427,978

LODGING – 0.34%
Marriott International Inc. Class A	2,907	182,414

		182,414

MACHINERY – 0.90%
Caterpillar Inc.	5,429	478,023

		478,023

MANUFACTURING – 14.32%
General Electric Co.	167,785	6,073,817
Illinois Tool Works Inc.	4,112	344,668
Ingersoll-Rand Co. Class A	2,776	213,391
Tyco International Ltd.	31,923	999,509

		7,631,385

MEDIA – 3.38%
Clear Channel Communications Inc.	8,516	272,001
Gannett Co. Inc.	4,042	311,234
McGraw-Hill Companies Inc. (The)	3,030	263,852
Tribune Co.	3,335	128,731
Viacom Inc. Class A	601	20,903
Viacom Inc. Class B	23,287	806,196

		1,802,917

MINING – 1.21%
Alcoa Inc.	13,866	402,391
Newmont Mining Corp.	6,429	244,109

		646,500

OFFICE & BUSINESS EQUIPMENT – 0.38%
Xerox Corp.[2]	15,099	200,062

		200,062

OIL & GAS – 1.16%
Apache Corp.	5,163	290,625
Devon Energy Corp.	7,261	327,979

		618,604

OIL & GAS SERVICES – 0.62%
Halliburton Co.	7,973	331,597

		331,597

PHARMACEUTICALS – 11.28%
Abbott Laboratories	24,714	1,214,940
Cardinal Health Inc.	6,815	378,710
Medco Health Solutions Inc.[2]	4,281	218,203
Pfizer Inc.	119,541	3,247,929
Wyeth	21,179	951,784

		6,011,566

REAL ESTATE INVESTMENT TRUSTS – 0.43%
Simon Property Group Inc.	3,500	231,245

		231,245

RETAIL – 5.75%
CVS Corp.	6,291	324,490
Gap Inc. (The)	10,120	216,062
Home Depot Inc.	34,839	1,232,255
Limited Brands Inc.	5,411	117,365
McDonald’s Corp.	19,989	585,878
Penney (J.C.) Co. Inc. (Holding Co.)	4,013	190,256
TJX Companies Inc.	7,970	180,521
Yum! Brands Inc.	4,639	217,847

		3,064,674

SAVINGS & LOANS – 0.57%
Golden West Financial Corp.[1]	4,848	302,176

		302,176

SOFTWARE – 2.14%
Automatic Data Processing Inc.	9,397	408,206
Oracle Corp.[2]	63,383	732,707

		1,140,913

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 2.87%
Corning Inc.[2]	22,068	$303,435
Lucent Technologies Inc.[1,2]	68,239	165,821
Motorola Inc.	37,610	576,937
Nextel Communications Inc. Class A2	17,146	479,917

		1,526,110

TRANSPORTATION – 2.31%
FedEx Corp.	4,470	379,727
Norfolk Southern Corp.	6,339	199,045
United Parcel Service Inc. Class B	9,158	653,057

		1,231,829

TOTAL COMMON STOCKS (Cost: $53,398,514)		53,235,251

SHORT-TERM INVESTMENTS – 6.90%

COMMERCIAL PAPER[3] – 1.84%
Alpine Securitization Corp.
2.80%, 05/04/05	$47,199	47,188
Amstel Funding Corp.
2.95%, 08/19/05	6,860	6,798
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	18,649	18,629
ANZ National Bank Ltd.
2.94%, 08/15/05	8,252	8,181
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	24,755	24,690
Bryant Park Funding LLC
2.75%, 05/03/05	3,301	3,300
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	54,733	54,719
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	20,629	20,494
Chariot Funding LLC
2.99%, 05/20/05	3,924	3,918
Charta LLC
2.99%, 06/16/05 - 06/21/05	34,657	34,521
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	58,586	58,515

Security	Principal	Value
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	$30,531	$30,458
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	28,881	28,834
DEPFA Bank PLC
2.28%, 05/03/05	8,252	8,251
Deutsche Bank Financial LLC
2.80%, 05/03/05	49,510	49,506
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	56,111	55,970
Fairway Finance LLC
3.15%, 09/15/05	14,680	14,506
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	33,064	33,024
Ford Credit Auto Receivables
2.74%, 05/04/05	8,087	8,085
Fortis Funding LLC
2.35%, 05/09/05	23,104	23,094
Gemini Securitization Corp.
3.02%, 06/27/05	1,650	1,643
General Electric Capital Corp.
2.74%, 07/07/05	8,252	8,210
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	36,307	36,258
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	49,510	49,029
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	66,620	66,488
Kitty Hawk Funding Corp.
2.88%, 05/04/05	12,462	12,460
Moat Funding LLC
2.74%, 05/02/05	11,552	11,552
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	21,454	21,451

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2005

Security	Principal	Value
Nordea North America Inc.
2.74%, 07/11/05	$8,252	$8,208
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	10,727	10,705
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	26,678	26,650
Santander Central Hispano
2.75%, 07/08/05	20,629	20,524
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	48,689	48,609
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	56,936	56,933
Sydney Capital Corp.
2.81%, 05/04/05	5,446	5,445
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	45,384	45,364
UBS Finance (Delaware)
2.79%, 05/04/05	13,203	13,200
Windmill Funding Corp.
2.80%, 05/04/05	5,099	5,099

		980,509

FLOATING RATE NOTES[3] – 2.49%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	7,591	7,592
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	57,761	57,769
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	10,727	10,725
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	63,372	63,375
BMW US Capital LLC
2.92%, 04/18/06[4]	16,503	16,503
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	56,111	56,103
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	42,908	42,907
Commodore CDO Ltd.
3.08%, 12/12/05	4,126	4,126
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	49,510	49,505
DEPFA Bank PLC
2.99%, 03/15/06	16,503	16,503
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	35,812	35,814
Fairway Finance LLC
2.94%, 06/20/05	8,252	8,251
Fifth Third Bancorp
2.98%, 02/23/06[4]	33,006	33,006
Five Finance Inc.
3.01%, 02/27/06[4]	8,252	8,252
General Electric Capital Corp.
3.01%, 05/09/06	7,426	7,435
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	4,748	4,748
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	10,727	10,727
Hartford Life Global Funding Trust
2.94%, 04/15/06	16,503	16,503
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	49,510	49,509
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	74,264	74,266
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	17,328	17,328
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	34,657	34,670
Lothian Mortgages PLC
3.01%, 01/24/06[4]	24,755	24,755

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2005

Security	Principal	Value
Marshall & Ilsley Corp.
3.09%, 02/20/06	$16,503	$16,519
MetLife Global Funding I
2.86%, 05/05/06[4]	24,755	24,755
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	41,258	41,256
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	61,062	61,072
Norddeutsche Landesbank
3.11%, 07/27/05	16,503	16,502
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	49,510	49,509
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	58,586	58,586
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	22,403	22,396
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	9,077	9,075
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	84,166	84,170
Societe Generale
2.99%, 03/30/06	14,028	14,024
SunTrust Bank
3.17%, 04/28/06	24,755	24,755
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	44,724	44,723
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	44,954	44,955
Wells Fargo & Co.
2.92%, 05/15/06[4]	8,252	8,253
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	57,761	57,756

Security	Shares or Principal	Value
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	$70,799	$70,794
Windmill Funding Corp.
2.78%, 05/03/05	11,552	11,551
Winston Funding Ltd.
3.22%, 07/23/05[4]	11,783	11,783
World Savings Bank
2.86%, 09/09/05	5,776	5,776

		1,328,582

MONEY MARKET FUNDS – 0.17%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	66,013	66,013
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	14,069	14,069
BlackRock Temp Cash Money Market Fund[3]	2,391	2,391
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	6,686	6,686

		89,159

REPURCHASE AGREEMENTS[3] – 1.41%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $412,682 and an effective yield of 2.97%.[6]	$412,580	412,580
Goldman Sachs & Co.Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $200,675 and effective yields of 2.96% - 3.00%.[6]	200,625	200,625
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $140,121 and effective yields of 2.96% - 3.00%.[6]	140,086	140,086

		753,291

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2005

Security	Principal	Value
TIME DEPOSITS[3] – 0.93%
American Express Centurion Bank
3.00%, 05/25/05	$41,258	$41,258
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	23,930	23,929
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	23,104	23,104
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	21,454	21,454
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	32,181	32,181
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	28,881	28,880
HBOS Treasury Services PLC
3.39%, 12/14/05	9,902	9,902
Natexis Banques
2.98%, 08/18/05	16,503	16,503
Norddeutsche Landesbank
2.11%, 06/07/05	16,503	16,503
Societe Generale
2.81%, 05/03/05	11,552	11,552
SunTrust Bank
2.68%, 05/03/05	16,503	16,503
Svenska Handelsbanken AB
3.00%, 06/20/05	8,252	8,252
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	50,335	50,335
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	13,203	13,202
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	106,445	106,446
Wells Fargo Bank N.A.
3.04%, 06/29/05	49,510	49,510
World Savings Bank
2.75%, 05/03/05	23,104	23,104

		492,618

U.S. GOVERNMENT AGENCY NOTES[3] – 0.06%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	8,227	8,214
Federal National Mortgage Association
2.33%, 07/22/05	24,755	24,625

		32,839

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,676,998)		3,676,998

TOTAL INVESTMENTS IN SECURITIES – 106.82% (Cost: $57,075,512)		56,912,249
Other Assets, Less Liabilities – (6.82%)		(3,632,397)

NET ASSETS – 100.00%		$53,279,852

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.98%

AIRLINES – 0.43%
Southwest Airlines Co.	14,165	$210,775

		210,775

BIOTECHNOLOGY – 5.38%
Amgen Inc.[1,2]	25,489	1,483,715
Biogen Idec Inc.[1]	6,768	245,272
Genentech Inc.[1]	9,353	663,502
Genzyme Corp.[1]	4,591	269,079

		2,661,568

COMMERCIAL SERVICES – 1.28%
Apollo Group Inc. Class A1,2	3,044	219,533
Moody’s Corp.	2,535	208,225
Paychex Inc.	6,787	207,682

		635,440

COMPUTERS – 5.94%
Apple Computer Inc.[1]	16,366	590,158
Dell Inc.[1]	43,933	1,530,186
EMC Corp.[1]	48,667	638,511
Lexmark International Inc.[1]	2,609	181,195

		2,940,050

COSMETICS & PERSONAL CARE – 2.89%
Avon Products Inc.[2]	9,507	381,041
Estee Lauder Companies Inc. Class A	2,683	103,054
Gillette Co. (The)	18,288	944,392

		1,428,487

DIVERSIFIED FINANCIAL SERVICES – 1.30%
Schwab (Charles) Corp. (The)	22,411	231,954
SLM Corp.	8,603	409,847

		641,801

ENTERTAINMENT – 0.38%
International Game Technology Inc.	7,024	188,875

		188,875

FOOD – 0.39%
Wrigley (William Jr.) Co.	2,774	191,767

		191,767

HEALTH CARE - PRODUCTS – 6.85%
Alcon Inc.[1]	1,570	152,290
Biomet Inc.	4,754	183,932
Boston Scientific Corp.[1]	12,060	356,735
Guidant Corp.	6,325	468,556
Medtronic Inc.	24,268	1,278,924
St. Jude Medical Inc.[1]	7,201	281,055
Stryker Corp.	5,583	271,055
Zimmer Holdings Inc.[1]	4,907	399,528

		3,392,075

HEALTH CARE - SERVICES – 2.50%
UnitedHealth Group Inc.	13,115	1,239,499

		1,239,499

INTERNET – 5.29%
Amazon.com Inc.[1]	5,938	192,154
eBay Inc.[1]	19,961	633,363
Google Inc. Class A1,2	2,304	506,880
IAC/InterActiveCorp[1,2]	10,154	220,748
Symantec Corp.[1]	14,178	266,263
Yahoo! Inc.[1]	23,143	798,665

		2,618,073

LEISURE TIME – 1.41%
Carnival Corp.	8,571	418,950
Harley-Davidson Inc.	5,900	277,418

		696,368

LODGING – 0.46%
Starwood Hotels & Resorts Worldwide Inc.	4,194	227,902

		227,902

MANUFACTURING – 2.74%
Danaher Corp.	5,152	260,846
3M Co.	14,325	1,095,433

		1,356,279

MEDIA – 10.02%
Comcast Corp. Class A1	25,251	810,810
Comcast Corp. Class A Special[1]	16,902	536,300
DIRECTV Group Inc. (The)[1]	18,412	259,977
EchoStar Communications Corp.	4,352	125,990
Liberty Media Corp. Class A	51,798	520,052
Time Warner Inc.[1]	88,483	1,487,399
Univision Communications Inc. Class A1,2	5,133	134,947
Walt Disney Co. (The)[2]	41,079	1,084,486

		4,959,961

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2005

Security	Shares	Value
OIL & GAS – 0.60%
Transocean Inc.[1]	6,410	$297,232

		297,232

OIL & GAS SERVICES – 2.24%
Baker Hughes Inc.	6,718	296,398
Schlumberger Ltd.	11,845	810,316

		1,106,714

PHARMACEUTICALS – 4.59%
Allergan Inc.	2,650	186,533
Caremark Rx Inc.[1]	9,087	363,934
Forest Laboratories Inc.[1]	7,455	265,994
Gilead Sciences Inc.[1]	8,602	319,134
Lilly (Eli) & Co.[2]	19,401	1,134,376

		2,269,971

RETAIL – 13.57%
Bed Bath & Beyond Inc.[1]	6,011	223,669
Best Buy Co. Inc.	5,330	268,312
Costco Wholesale Corp.	9,272	376,258
Kohl’s Corp.[1]	6,106	290,646
Lowe’s Companies Inc.	14,287	744,496
Staples Inc.	14,908	284,296
Starbucks Corp.[1]	7,992	395,764
Target Corp.	16,601	770,452
Walgreen Co.[2]	20,554	885,055
Wal-Mart Stores Inc.	52,496	2,474,661

		6,713,609

SEMICONDUCTORS – 10.97%
Analog Devices Inc.	7,527	256,746
Applied Materials Inc.[1]	34,074	506,680
Broadcom Corp. Class A1	5,275	157,775
Intel Corp.	126,916	2,985,064
Linear Technology Corp.	6,230	222,660
Maxim Integrated Products Inc.	6,569	245,681
Texas Instruments Inc.[2]	34,725	866,736
Xilinx Inc.	6,988	188,257

		5,429,599

SOFTWARE – 13.35%
Adobe Systems Inc.[2]	4,806	285,813
Computer Associates International Inc.	9,415	253,264
Electronic Arts Inc.[1]	5,976	319,059

Security	Shares or Principal	Value
First Data Corp.[2]	17,243	$655,751
Microsoft Corp.	194,254	4,914,626
Veritas Software Corp.[1]	8,715	179,442

		6,607,955

TELECOMMUNICATIONS – 7.40%
Cisco Systems Inc.[1]	132,162	2,283,759
Juniper Networks Inc.[1]	9,950	224,771
QUALCOMM Inc.	33,079	1,154,126

		3,662,656

TOTAL COMMON STOCKS (Cost: $51,943,783)		49,476,656

SHORT-TERM INVESTMENTS – 6.25%

COMMERCIAL PAPER[3] – 1.66%
Alpine Securitization Corp.
2.80%, 05/04/05	$39,660	39,653
Amstel Funding Corp.
2.95%, 08/19/05	5,764	5,713
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	15,670	15,655
ANZ National Bank Ltd.
2.94%, 08/15/05	6,934	6,874
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	20,801	20,747
Bryant Park Funding LLC
2.75%, 05/03/05	2,773	2,773
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	45,991	45,979
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	17,334	17,221
Chariot Funding LLC
2.99%, 05/20/05	3,297	3,292
Charta LLC
2.99%, 06/16/05 - 06/21/05	29,121	29,006
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	49,229	49,168

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2005

Security	Principal	Value
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	$25,654	$25,592
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	24,268	24,228
DEPFA Bank PLC
2.28%, 05/03/05	6,934	6,933
Deutsche Bank Financial LLC
2.80%, 05/03/05	41,602	41,598
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	47,149	47,031
Fairway Finance LLC
3.15%, 09/15/05	12,336	12,189
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	27,783	27,749
Ford Credit Auto Receivables
2.74%, 05/04/05	6,795	6,794
Fortis Funding LLC
2.35%, 05/09/05	19,414	19,405
Gemini Securitization Corp.
3.02%, 06/27/05	1,387	1,380
General Electric Capital Corp.
2.74%, 07/07/05	6,934	6,899
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	30,508	30,467
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	41,602	41,199
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	55,979	55,870
Kitty Hawk Funding Corp.
2.88%, 05/04/05	10,472	10,470
Moat Funding LLC
2.74%, 05/02/05	9,707	9,707
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	18,027	18,025
Nordea North America Inc.
2.74%, 07/11/05	6,934	6,897
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	9,014	8,995
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	22,417	22,394
Santander Central Hispano
2.75%, 07/08/05	17,334	17,245
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	40,912	40,845
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	47,842	47,840
Sydney Capital Corp.
2.81%, 05/04/05	4,576	4,575
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	38,135	38,118
UBS Finance (Delaware)
2.79%, 05/04/05	11,094	11,092
Windmill Funding Corp.
2.80%, 05/04/05	4,285	4,284

		823,902

FLOATING RATE NOTES[3] – 2.26%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	6,379	6,379
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	48,535	48,543
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	9,014	9,012
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	53,250	53,253
BMW US Capital LLC
2.92%, 04/18/06[4]	13,867	13,867

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2005

Security	Principal	Value
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	$47,149	$47,142
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	36,055	36,053
Commodore CDO Ltd.
3.08%, 12/12/05	3,467	3,467
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	41,602	41,597
DEPFA Bank PLC
2.99%, 03/15/06	13,867	13,867
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	30,092	30,093
Fairway Finance LLC
2.94%, 06/20/05	6,934	6,934
Fifth Third Bancorp
2.98%, 02/23/06[4]	27,734	27,734
Five Finance Inc.
3.01%, 02/27/06[4]	6,934	6,934
General Electric Capital Corp.
3.01%, 05/09/06	6,240	6,248
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	3,990	3,990
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	9,014	9,014
Hartford Life Global Funding Trust
2.94%, 04/15/06	13,867	13,867
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	41,602	41,601
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	62,403	62,403
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	14,561	14,560
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	29,121	29,132
Lothian Mortgages PLC
3.01%, 01/24/06[4]	20,801	20,801
Marshall & Ilsley Corp.
3.09%, 02/20/06	13,867	13,881
MetLife Global Funding I
2.86%, 05/05/06[4]	20,801	20,801
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	34,668	34,667
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	51,309	51,318
Norddeutsche Landesbank
3.11%, 07/27/05	13,867	13,866
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	41,602	41,601
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	49,229	49,228
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	18,825	18,819
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	7,627	7,626
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	70,723	70,726
Societe Generale
2.99%, 03/30/06	11,787	11,784
SunTrust Bank
3.17%, 04/28/06	20,801	20,801
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	37,580	37,579
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	37,773	37,774

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
Wells Fargo & Co.
2.92%, 05/15/06[4]	$6,934	$6,934
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	48,535	48,533
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	59,490	59,486
Windmill Funding Corp.
2.78%, 05/03/05	9,707	9,706
Winston Funding Ltd.
3.22%, 07/23/05[4]	9,901	9,902
World Savings Bank
2.86%, 09/09/05	4,854	4,853

		1,116,376

MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	55,469	55,469
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	11,760	11,760
BlackRock Temp Cash Money Market Fund[3]	2,009	2,009
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	5,618	5,618

		74,856

REPURCHASE AGREEMENTS[3] – 1.28%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $346,766 and an effective yield of 2.97%.[6]	$346,680	346,680
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $168,621 and effective yields of 2.96% - 3.00%.[6]	168,579	168,579

Security	Principal	Value
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $ 117,741 and effective yields of 2.96% - 3.00%.[6]	$117,712	$117,712

		632,971

TIME DEPOSITS[3] – 0.84%
American Express Centurion Bank
3.00%, 05/25/05	34,668	34,668
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	20,107	20,107
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	19,414	19,414
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	18,027	18,027
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	27,041	27,041
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	24,268	24,267
HBOS Treasury Services PLC
3.39%, 12/14/05	8,320	8,320
Natexis Banques
2.98%, 08/18/05	13,867	13,867
Norddeutsche Landesbank
2.11%, 06/07/05	13,867	13,867
Societe Generale
2.81%, 05/03/05	9,707	9,707
SunTrust Bank
2.68%, 05/03/05	13,867	13,868
Svenska Handelsbanken AB
3.00%, 06/20/05	6,934	6,934
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	42,295	42,295
UBS AG
2.67% - 3.40%,11/09/05 - 12/15/05	11,094	11,094

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2005

Security	Principal	Value
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	$89,444	$89,444
Wells Fargo Bank N.A.
3.04%, 06/29/05	41,602	41,602
World Savings Bank
2.75%, 05/03/05	19,414	19,414

		413,936

U.S. GOVERNMENT AGENCY NOTES[3] – 0.06%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	6,913	6,902
Federal National Mortgage Association
2.33%, 07/22/05	20,801	20,692

		27,594

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,089,635)		3,089,635

TOTAL INVESTMENTS IN SECURITIES – 106.23% (Cost: $55,033,418)		52,566,291
Other Assets, Less Liabilities – (6.23%)		(3,080,899)

NET ASSETS – 100.00%		$49,485,392

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.86%

AEROSPACE & DEFENSE – 0.60%
Northrop Grumman Corp.	6,054	$332,001

		332,001

AGRICULTURE – 4.06%
Altria Group Inc.	34,595	2,248,329

		2,248,329

AUTO MANUFACTURERS – 0.86%
Ford Motor Co.	29,510	268,836
General Motors Corp.[1]	7,758	206,983

		475,819

AUTO PARTS & EQUIPMENT – 0.32%
Johnson Controls Inc.	3,225	176,956

		176,956

BANKS – 13.67%
Bank of America Corp.	68,071	3,065,918
Bank of New York Co. Inc. (The)	13,117	366,489
BB&T Corp.[1]	9,361	367,045
Comerica Inc.	2,871	164,393
Genworth Financial Inc. Class A	3,789	105,903
KeyCorp	6,819	226,118
National City Corp.	9,578	325,269
PNC Financial Services Group	4,772	254,014
SunTrust Banks Inc.	6,046	440,330
U.S. Bancorp	31,438	877,120
Wachovia Corp.[1]	26,770	1,370,089

		7,562,688

CHEMICALS – 2.07%
Air Products & Chemicals Inc.	3,606	211,780
Dow Chemical Co. (The)	16,060	737,636
PPG Industries Inc.	2,878	194,409

		1,143,825

COMPUTERS – 2.11%
Electronic Data Systems Corp.	8,528	165,017
Hewlett-Packard Co.	48,960	1,002,211

		1,167,228

COSMETICS & PERSONAL CARE – 0.93%
Kimberly-Clark Corp.	8,229	513,901

		513,901

DIVERSIFIED FINANCIAL SERVICES – 19.56%
Bear Stearns Companies Inc. (The)	1,750	165,655
Citigroup Inc.	87,456	4,106,934
Federal Home Loan Mortgage Corp.	11,599	713,570
Federal National Mortgage Association	16,298	879,277
Goldman Sachs Group Inc. (The)	6,950	742,190
JP Morgan Chase & Co.	60,044	2,130,962
Lehman Brothers Holdings Inc.	4,662	427,599
Merrill Lynch & Co. Inc.	14,379	775,459
Morgan Stanley	16,698	878,649

		10,820,295

ELECTRIC – 6.91%
American Electric Power Co. Inc.[1]	6,635	233,685
Consolidated Edison Inc.[1]	4,117	178,184
Dominion Resources Inc.	5,748	433,399
Duke Energy Corp.[1]	14,960	436,682
Edison International[l]	5,079	184,368
Entergy Corp.	3,806	278,980
Exelon Corp.	11,168	552,816
FirstEnergy Corp.	5,529	240,622
FPL Group Inc.	5,712	233,164
PG&E Corp.	6,647	230,784
Progress Energy Inc.	4,134	173,587
Public Service Enterprise Group Inc.[1]	3,995	232,110
Southern Co. (The)	12,538	413,127

		3,821,508

ELECTRICAL COMPONENTS & EQUIPMENT – 0.81%
Emerson Electric Co.	7,120	446,210

		446,210

FOOD – 3.01%
Archer-Daniels-Midland Co.	9,947	178,947
Campbell Soup Co.	4,337	128,982
ConAgra Foods Inc.	8,860	237,005
General Mills Inc.	6,011	296,943
Heinz (H.J.) Co.	5,902	217,489
Kraft Foods Inc.	4,359	141,275
Kroger Co.[2]	11,385	179,541
Sara Lee Corp.[1]	13,351	285,578

		1,665,760

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
FOREST PRODUCTS & PAPER – 1.01%
International Paper Co.	8,158	$279,738
Weyerhaeuser Co.	4,057	278,351

		558,089

INSURANCE – 6.15%
ACE Ltd.	4,763	204,618
Allstate Corp. (The)	11,676	655,724
Chubb Corp.	3,202	261,860
Hartford Financial Services Group Inc.	4,920	356,060
Loews Corp.	2,130	150,974
Marsh & McLennan Companies Inc.	8,272	231,864
MetLife Inc.	7,022	273,156
Principal Financial Group Inc.[1]	5,253	205,287
Prudential Financial Inc.	8,749	500,005
St. Paul Travelers Companies Inc.	11,289	404,146
XL Capital Ltd. Class A	2,289	160,917

		3,404,611

MACHINERY – 0.47%
Deere & Co.	4,176	261,167

		261,167

MANUFACTURING – 1.12%
Eaton Corp.	2,571	150,789
Honeywell International Inc.	13,131	469,565

		620,354

OFFICE & BUSINESS EQUIPMENT – 0.31%
Pitney Bowes Inc.	3,873	173,201

		173,201

OIL & GAS – 19.83%
Anadarko Petroleum Corp.	4,226	308,667
Burlington Resources Inc.	6,666	324,034
ChevronTexaco Corp.	33,839	1,759,628
ConocoPhillips	10,586	1,109,942
Exxon Mobil Corp.	108,708	6,199,617
Marathon Oil Corp.	5,846	272,248
Occidental Petroleum Corp.	6,610	456,090
Unocal Corp.	4,440	242,202
Valero Energy Corp.	4,318	295,913

		10,968,341

PHARMACEUTICALS – 4.76%
Bristol-Myers Squibb Co.[1]	32,761	851,786

Security	Shares or Principal	Value
Merck & Co. Inc.	37,331	$1,265,521
Schering-Plough Corp.	24,843	518,473

		2,635,780

REAL ESTATE INVESTMENT TRUSTS – 0.39%
Equity Office Properties Trust	6,829	214,909

		214,909

SAVINGS & LOANS – 1.10%
Washington Mutual Inc.[1]	14,704	607,569

		607,569

TELECOMMUNICATIONS – 8.75%
Alltel Corp.	5,207	296,591
AT&T Corp.	13,245	253,377
BellSouth Corp.[1]	30,850	817,217
SBC Communications Inc.	55,808	1,328,230
Sprint Corp. (FON Group)	21,269	473,448
Verizon Communications Inc.[1]	46,675	1,670,965

		4,839,828

TRANSPORTATION – 1.06%
Burlington Northern Santa Fe Corp.	6,383	307,980
Union Pacific Corp.	4,379	279,949

		587,929

TOTAL COMMON STOCKS (Cost: $54,591,290)		55,246,298

SHORT-TERM INVESTMENTS – 7.13%

COMMERCIAL PAPER[3] – 1.89%
Alpine Securitization Corp.
2.80%, 05/04/05	$50,347	50,325
Amstel Funding Corp.
2.95%, 08/19/05	7,317	7,252
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	19,892	19,872
ANZ National Bank Ltd.
2.94%, 08/15/05	8,802	8,727
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	26,406	26,338
Bryant Park Funding LLC
2.75%, 05/03/05	3,521	3,521

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2005

Security	Principal	Value
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	$58,383	$58,368
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	22,005	21,862
Chariot Funding LLC
2.99%, 05/20/05	4,185	4,179
Charta LLC
2.99%, 06/16/05 - 06/21/05	36,968	36,822
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	62,494	62,418
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	32,567	32,489
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	30,807	30,757
DEPFA Bank PLC
2.28%, 05/03/05	8,802	8,801
Deutsche Bank Financial LLC
2.80%, 05/03/05	52,812	52,807
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	59,853	59,704
Fairway Finance LLC
3.15%, 09/15/05	15,660	15,473
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	35,269	35,227
Ford Credit Auto Receivables
2.74%, 05/04/05	8,626	8,625
Fortis Funding LLC
2.35%, 05/09/05	24,645	24,634
Gemini Securitization Corp.
3.02%, 06/27/05	1,760	1,752
General Electric Capital Corp.
2.74%, 07/07/05	8,802	8,758
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	38,728	38,676
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	52,812	52,300
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	71,063	70,922
Kitty Hawk Funding Corp.
2.88%, 05/04/05	13,294	13,291
Moat Funding LLC
2.74%, 05/02/05	12,323	12,323
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	22,885	22,883
Nordea North America Inc.
2.74%, 07/11/05	8,802	8,755
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	11,442	11,419
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	28,457	28,428
Santander Central Hispano
2.75%, 07/08/05	22,005	21,892
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	51,936	51,850
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	60,733	60,730
Sydney Capital Corp.
2.81%, 05/04/05	5,809	5,808
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	48,411	48,389
UBS Finance (Delaware)
2.79%, 05/04/05	14,083	14,081
Windmill Funding Corp.
2.80%, 05/04/05	5,440	5,439

		1,045,897

FLOATING RATE NOTES[3] – 2.56%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	8,098	8,099

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2005

Security	Principal	Value
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	$61,613	$61,622
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	11,442	11,440
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	67,599	67,602
BMW US Capital LLC
2.92%, 04/18/06[4]	17,604	17,604
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	59,853	59,845
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	45,770	45,769
Commodore CDO Ltd.
3.08%, 12/12/05	4,401	4,401
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	52,812	52,805
DEPFA Bank PLC
2.99%, 03/15/06	17,604	17,604
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	38,200	38,202
Fairway Finance LLC
2.94%, 06/20/05	8,802	8,802
Fifth Third Bancorp
2.98%, 02/23/06[4]	35,208	35,208
Five Finance Inc.
3.01%, 02/27/06[4]	8,802	8,803
General Electric Capital Corp.
3.01%, 05/09/06	7,922	7,931
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	5,064	5,064
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	11,443	11,443
Hartford Life Global Funding Trust
2.94%, 04/15/06	17,604	17,604
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	52,812	52,812
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	79,217	79,220
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	18,484	18,484
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	36,968	36,983
Lothian Mortgages PLC
3.01%, 01/24/06[4]	26,406	26,406
Marshall & Ilsley Corp.
3.09%, 02/20/06	17,604	17,621
MetLife Global Funding I
2.86%, 05/05/06[4]	26,406	26,406
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	44,010	44,007
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	65,134	65,146
Norddeutsche Landesbank
3.11%, 07/27/05	17,604	17,602
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	52,812	52,812
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	62,494	62,494
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	23,897	23,890
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	9,682	9,680
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	89,780	89,783

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
Societe Generale
2.99%, 03/30/06	$14,963	$14,959
SunTrust Bank
3.17%, 04/28/06	26,406	26,406
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	47,706	47,704
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	47,952	47,951
Wells Fargo & Co.
2.92%, 05/15/06[4]	8,802	8,803
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	61,613	61,611
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	75,520	75,517
Windmill Funding Corp.
2.78%, 05/03/05	12,323	12,322
Winston Funding Ltd.
3.22%, 07/23/05[4]	12,569	12,569
World Savings Bank
2.86%, 09/09/05	6,161	6,161

		1,417,197

MONEY MARKET FUNDS – 0.21%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	70,415	70,415
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	36,045	36,045
BlackRock Temp Cash Money Market Fund[3]	2,550	2,550
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	7,132	7,132

		116,142

REPURCHASE AGREEMENTS[3] – 1.45%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $440,204 and an effective yield of 2.97%.[6]	$440,095	440,095

Security	Principal	Value
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $214,057 and effective yields of 2.96% - 3.00%.[6]	$214,004	$214,004
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $149,467 and effective yields of 2.96% - 3.00%.[6]	149,430	149,430

		803,529

TIME DEPOSITS[3] – 0.95%
American Express Centurion Bank
3.00%, 05/25/05	44,010	44,010
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	25,526	25,526
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	24,645	24,646
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	22,885	22,885
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	34,327	34,328
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	30,807	30,807
HBOS Treasury Services PLC
3.39%, 12/14/05	10,562	10,563
Natexis Banques
2.98%, 08/18/05	17,604	17,604
Norddeutsche Landesbank
2.11%, 06/07/05	17,604	17,604
Societe Generale
2.81%, 05/03/05	12,323	12,323
SunTrust Bank
2.68%, 05/03/05	17,604	17,604

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2005

Security	Principal	Value
Svenska Handelsbanken AB
3.00%, 06/20/05	$8,802	$8,802
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	53,692	53,690
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	14,083	14,083
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	113,545	113,546
Wells Fargo Bank N.A.
3.04%, 06/29/05	52,812	52,812
World Savings Bank
2.75%, 05/03/05	24,645	24,645

		525,478

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	8,776	8,761
Federal National Mortgage Association
2.33%, 07/22/05	26,406	26,268

		35,029

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,943,272)		3,943,272

TOTAL INVESTMENTS IN SECURITIES – 106.99% (Cost: $58,534,562)		59,189,570
Other Assets, Less Liabilities – (6.99%)		(3,866,449)

NET ASSETS – 100.00%		$55,323,121

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.80%
Harte-Hanks Inc.	3,784	$107,844
Interpublic Group of Companies Inc.[1]	30,900	397,374

		505,218

AEROSPACE & DEFENSE – 2.14%
Alliant Techsystems Inc.[1]	2,753	190,453
Goodrich (B.F.) Co.[2]	8,693	350,328
Rockwell Collins Inc.	11,865	544,366
United Defense Industries Inc.	3,563	263,591

		1,348,738

APPAREL – 1.09%
Liz Claiborne Inc.	7,867	278,728
Polo Ralph Lauren Corp.	4,237	148,719
Reebok International Ltd.[2]	3,641	147,861
Timberland Co. Class A1	1,597	110,273

		685,581

BANKS – 7.05%
Bank of Hawaii Corp.	3,881	183,765
BOK Financial Corp.[1]	1,581	66,165
Cathay General Bancorp	3,206	105,381
City National Corp.	3,353	236,387
Cullen/Frost Bankers Inc.	3,804	164,789
First BanCorp (Puerto Rico)	2,763	100,186
International Bancshares Corp.	2,940	105,693
Marshall & Ilsley Corp.	14,041	598,708
North Fork Bancorp Inc.	31,888	897,647
Park National Corp.[2]	861	86,531
Popular Inc.	17,847	412,980
South Financial Group Inc. (The)	5,220	137,756
Synovus Financial Corp.	18,847	528,281
TCF Financial Corp.[2]	9,597	242,708
Westamerica Bancorp	2,356	117,659
Zions Bancorporation	6,563	459,607

		4,444,243

BEVERAGES – 1.36%
Brown-Forman Corp. Class B	2,946	163,503
Constellation Brands Inc.[1]	6,972	367,494
Pepsi Bottling Group Inc.	11,325	324,688

		855,685

BUILDING MATERIALS – 1.72%
American Standard Companies Inc.	13,172	588,920
Florida Rock Industries Inc.	2,767	160,707
Vulcan Materials Co.	6,276	332,879

		1,082,506

CHEMICALS – 2.33%
Airgas Inc.	4,774	104,646
Cabot Corp.	4,563	139,400
Cytec Industries Inc.	2,672	123,233
International Flavors & Fragrances Inc.	6,388	242,105
Rohm & Haas Co.	10,555	460,831
Sigma-Aldrich Corp.	4,336	253,353
Valspar Corp. (The)	3,518	145,399

		1,468,967

COAL – 1.29%
Arch Coal Inc.	4,501	199,574
Massey Energy Co.[2]	5,556	200,627
Peabody Energy Corp.	9,382	410,650

		810,851

COMMERCIAL SERVICES – 2.73%
ADESA Inc.	6,775	163,887
ARAMARK Corp. Class B	7,919	194,095
BearingPoint Inc.[1]	12,586	77,907
Block (H & R) Inc.	11,259	560,811
Equifax Inc.	9,973	335,591
Manpower Inc.	6,597	254,314
Valassis Communications Inc.[1]	3,835	135,184

		1,721,789

COMPUTERS – 3.63%
BISYS Group Inc. (The)[1]	8,887	125,484
Cadence Design Systems Inc.[1]	19,965	279,510
Ceridian Corp.[1]	10,963	184,946
Computer Sciences Corp.[1]	13,705	595,893
Diebold Inc.	5,237	253,314
DST Systems Inc.[1]	4,940	224,276
Gateway Inc.[1]	17,337	59,119
Perot Systems Corp. Class A1	5,596	70,678
Seagate Technology	15,417	271,031
Storage Technology Corp.[1]	8,177	227,321

		2,291,572

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2005

Security	Shares	Value
COSMETICS & PERSONAL CARE – 0.42%
Alberto-Culver Co.	5,999	$266,956

		266,956

DISTRIBUTION & WHOLESALE – 1.22%
Grainger (W.W.) Inc.	5,946	328,754
Hughes Supply Inc.	4,883	127,446
Ingram Micro Inc. Class A1	9,272	154,472
Tech Data Corp.[1]	4,286	156,568

		767,240

DIVERSIFIED FINANCIAL SERVICES – 3.53%
AmeriCredit Corp.[1]	11,499	269,077
E*TRADE Financial Corp.[1]	26,838	298,170
Federated Investors Inc. Class B	7,015	199,577
Friedman, Billings, Ramsey Group Inc. Class A2	10,542	127,453
IndyMac Bancorp Inc.	4,517	173,814
Janus Capital Group Inc.	17,521	227,598
Jefferies Group Inc.	3,642	131,840
Nuveen Investments Inc. Class A	4,292	145,885
T. Rowe Price Group Inc.	9,506	524,446
Waddell & Reed Financial Inc. Class A	6,118	106,514
WFS Financial Inc.	517	23,239

		2,227,613

ELECTRIC – 0.35%
Reliant Energy Inc.[1,2]	21,838	222,092

		222,092

ELECTRICAL COMPONENTS & EQUIPMENT – 1.55%
American Power Conversion Corp.[2]	13,740	333,332
AMETEK Inc.	5,027	190,373
Energizer Holdings Inc.[1]	5,177	294,934
Hubbell Inc. Class B	3,698	160,678

		979,317

ELECTRONICS – 2.06%
Applera Corp. - Applied Biosystems Group	14,775	313,230
AVX Corp.[2]	3,932	42,820
Mettler Toledo International Inc.[1]	3,232	148,187
Parker Hannifin Corp.	8,735	523,576
Sanmina-SCI Corp.[1]	38,433	154,116
Vishay Intertechnology Inc.[1]	10,777	115,206

		1,297,135

ENGINEERING & CONSTRUCTION – 0.32%
Jacobs Engineering Group Inc.[1,2]	4,145	201,903

		201,903

ENTERTAINMENT – 0.61%
GTECH Holdings Corp.	8,639	211,396
International Speedway Corp. Class A	2,121	112,837
Regal Entertainment Group Class A	2,952	59,896

		384,129

ENVIRONMENTAL CONTROL – 0.73%
Allied Waste Industries Inc.[1,2]	15,183	121,312
Republic Services Inc.	9,812	339,495

		460,807

FOOD – 1.37%
Hormel Foods Corp.	5,504	171,395
McCormick & Co. Inc. NVS	8,272	286,128
Smithfield Foods Inc.[1]	6,378	192,998
Smucker (J.M.) Co. (The)[2]	4,292	212,969

		863,490

FOREST PRODUCTS & PAPER – 0.69%
MeadWestvaco Corp.	14,774	435,094

		435,094

HAND & MACHINE TOOLS – 1.18%
Black & Decker Corp.	5,856	489,737
Stanley Works (The)	5,978	257,233

		746,970

HEALTH CARE - PRODUCTS – 0.93%
Bausch & Lomb Inc.	3,860	289,500
Beckman Coulter Inc.	4,477	298,661

		588,161

HEALTH CARE - SERVICES – 2.87%
Coventry Health Care Inc.[1]	7,742	529,785
Health Management Associates Inc. Class A	16,856	416,849
Manor Care Inc.	6,401	213,473
Triad Hospitals Inc.[1]	5,621	288,076
Universal Health Services Inc. Class B	4,019	228,038
WellChoice Inc.[1]	2,353	132,239

		1,808,460

HOME BUILDERS – 5.46%
Centex Corp.[2]	9,058	522,828

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2005

Security	Shares	Value
D.R. Horton Inc.	21,393	$652,487
Hovnanian Enterprises Inc. Class A1	2,521	127,991
Lennar Corp. Class A	8,985	462,458
Lennar Corp. Class B	843	40,388
M.D.C. Holdings Inc.	2,243	146,647
NVR Inc.[1,2]	425	305,299
Pulte Homes Inc.	7,675	548,379
Ryland Group Inc.	3,496	214,654
Standard-Pacific Corp.	2,245	160,764
Toll Brothers Inc.[1]	3,487	264,315

		3,446,210

HOME FURNISHINGS – 0.60%
Leggett & Platt Inc.	13,975	376,766

		376,766

HOUSEHOLD PRODUCTS & WARES – 0.78%
Avery Dennison Corp.	7,134	373,465
Scotts Miracle-Gro Co. (The) Class A1	1,621	117,360

		490,825

INSURANCE – 6.25%
Alleghany Corp.[1]	373	100,710
Ambac Financial Group Inc.	7,924	529,719
Axis Capital Holdings Ltd.	6,224	165,558
Berkley (W.R.) Corp.	7,995	259,838
Endurance Specialty Holdings Ltd.	3,006	108,817
Erie Indemnity Co. Class A	2,176	111,803
Everest Re Group Ltd.	4,100	337,020
Gallagher (Arthur J.) & Co.[2]	6,777	188,672
HCC Insurance Holdings Inc.	5,016	178,419
MGIC Investment Corp.[2]	7,213	425,567
PMI Group Inc. (The)	7,033	247,280
RenaissanceRe Holdings Ltd.	5,199	232,759
Torchmark Corp.	8,012	428,081
Transatlantic Holdings Inc.	1,947	111,875
Unitrin Inc.	3,299	150,105
White Mountains Insurance Group Ltd.[2]	581	364,293

		3,940,516

INTERNET – 0.44%
Check Point Software Technologies Ltd.[1]	13,175	276,016

		276,016

LEISURE TIME – 1.55%
Brunswick Corp.	6,997	293,874
Polaris Industries Inc.[2]	3,195	183,904
Royal Caribbean Cruises Ltd.	7,179	301,662
Sabre Holdings Corp.	10,115	197,849

		977,289

LODGING – 1.95%
Caesars Entertainment Inc.[1]	19,663	392,277
Harrah’s Entertainment Inc.	8,178	536,640
MGM Mirage[1]	4,338	302,836

		1,231,753

MACHINERY – 1.60%
Graco Inc.	5,106	172,430
IDEX Corp.	3,652	136,037
Rockwell Automation Inc.	12,208	564,376
Terex Corp.[1]	3,652	136,512

		1,009,355

MANUFACTURING – 4.77%
Brink’s Co. (The)	4,198	135,428
Donaldson Co. Inc.	5,397	160,561
Dover Corp.	14,858	540,237
Harsco Corp.	3,037	162,935
ITT Industries Inc.	6,766	612,052
Pall Corp.	9,158	245,709
Pentair Inc.	7,325	291,389
SPX Corp.	5,573	215,619
Textron Inc.	8,554	644,544

		3,008,474

MEDIA – 2.59%
Belo (A.H.) Corp.	7,224	169,258
Cablevision Systems Corp.[1]	13,752	356,864
Gemstar-TV Guide International Inc.[1]	18,555	71,437
Hearst-Argyle Television Inc.	2,018	50,652
Hollinger International Inc.	3,534	33,396
Lee Enterprises Inc.	2,666	110,666
McClatchy Co. (The) Class A2	1,498	105,909
Meredith Corp.	2,980	140,060
New York Times Co. Class A2	10,685	356,452
UnitedGlobalCom Inc. Class A1	26,702	238,983

		1,633,677

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2005

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.79%
Precision Castparts Corp.	4,754	$350,180
Timken Co. (The)	6,035	149,909

		500,089

MINING – 0.09%
Southern Peru Copper Corp.[2]	1,061	54,260

		54,260

OFFICE FURNISHINGS – 0.60%
Herman Miller Inc.	5,264	150,550
HNI Corp.	3,460	175,284
Steelcase Inc. Class A	4,058	53,322

		379,156

OIL & GAS – 1.79%
Chesapeake Energy Corp.	19,547	376,084
Newfield Exploration Co.[1]	4,494	319,209
Pioneer Natural Resources Co.	10,607	431,281

		1,126,574

OIL & GAS SERVICES – 0.21%
Tidewater Inc.	3,924	135,260

		135,260

PACKAGING & CONTAINERS – 1.87%
Ball Corp.	7,644	301,938
Packaging Corp. of America	4,575	102,434
Pactiv Corp.[1]	11,001	235,861
Sealed Air Corp.[1]	6,134	297,131
Smurfit-Stone Container Corp.	18,567	243,413

		1,180,777

PHARMACEUTICALS – 1.83%
AmerisourceBergen Corp.	8,232	504,457
King Pharmaceuticals Inc.[1]	17,864	142,912
Omnicare Inc.	7,603	263,596
Watson Pharmaceuticals Inc.[1]	8,013	240,390

		1,151,355

PIPELINES – 2.59%
Equitable Resources Inc.	4,295	247,564
Kinder Morgan Inc.	7,134	545,466
Western Gas Resources Inc.	4,364	145,801
Williams Companies Inc.	40,659	692,016

		1,630,847

REAL ESTATE – 0.21%
Forest City Enterprises Inc. Class A2	2,092	132,110

		132,110

REAL ESTATE INVESTMENT TRUSTS – 6.95%
AMB Property Corp.[2]	6,053	236,006
Catellus Development Corp.	6,482	179,551
CenterPoint Properties Trust	3,572	147,202
Cousins Properties Inc.	2,924	78,948
Developers Diversified Realty Corp.	7,471	317,069
Essex Property Trust Inc.[2]	1,556	118,178
Federal Realty Investment Trust[2]	3,821	204,424
General Growth Properties Inc.[2]	15,979	624,939
Host Marriott Corp.[2]	23,462	394,631
New Century Financial Corp.[2]	3,515	159,757
Pan Pacific Retail Properties Inc.	2,986	180,414
ProLogis	13,461	532,921
Public Storage Inc.[2]	6,433	377,617
Regency Centers Corp.[2]	4,485	236,135
United Dominion Realty Trust Inc.[2]	9,773	216,472
Ventas Inc.	6,220	167,816
Weingarten Realty Investors	5,858	210,947

		4,383,027

RETAIL – 7.25%
AnnTaylor Stores Corp.[1,2]	5,114	125,242
AutoZone Inc.[1]	4,719	391,677
Barnes & Noble Inc.[1]	4,144	147,526
BJ’s Wholesale Club Inc.[1,2]	5,145	137,114
Brinker International Inc.[1]	6,460	218,348
Circuit City Stores Inc.	14,001	221,216
Darden Restaurants Inc.	10,806	324,180
Family Dollar Stores Inc.	11,620	313,508
Foot Locker Inc.	11,415	304,324
Nordstrom Inc.	8,713	442,882
Outback Steakhouse Inc.[2]	5,395	217,958
RadioShack Corp.	11,774	293,997
Regis Corp.	3,278	117,123
Sears Holdings Corp.[1]	6,704	906,649
7-Eleven Inc.[1]	2,323	54,335
Wendy’s International Inc.	8,315	356,963

		4,573,042

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2005

Security	Shares	Value
SAVINGS & LOANS – 1.03%
Capitol Federal Financial[2]	1,585	$53,811
New York Community Bancorp Inc.[2]	17,581	311,184
People’s Bank	6,860	284,896

		649,891

SEMICONDUCTORS – 2.48%
Advanced Micro Devices Inc.[1]	25,980	369,695
Agere Systems Inc. Class A1	59,752	69,910
Agere Systems Inc. Class B1	67,563	79,724
Fairchild Semiconductor International Inc. Class A1	8,838	118,871
Freescale Semiconductor Inc. Class A1,2	9,605	179,806
LSI Logic Corp.[1]	28,444	152,460
Micron Technology Inc.[1]	44,740	434,425
Teradyne Inc.[1]	14,212	156,616

		1,561,507

SOFTWARE – 0.66%
BMC Software Inc.[1]	16,441	266,344
Compuware Corp.[1]	25,480	151,606

		417,950

TELECOMMUNICATIONS – 2.08%
ADC Telecommunications Inc.[1]	59,985	136,166
Avaya Inc.[1]	30,463	264,419
NTL Inc.[1]	5,137	328,665
Scientific-Atlanta Inc.	11,164	341,395
Tellabs Inc.[1]	31,003	240,583

		1,311,228

TEXTILES – 0.49%
Mohawk Industries Inc.[1,2]	3,935	306,182

		306,182

TRANSPORTATION – 0.72%
CNF Inc.	3,815	163,091
Overseas Shipholding Group Inc.	2,017	113,819
Ryder System Inc.	4,725	174,494

		451,404

WATER – 0.30%
Aqua America Inc.[2]	7,014	187,274

		187,274

TOTAL COMMON STOCKS (Cost: $64,294,685)		62,987,331

Security	Principal	Value
SHORT-TERM INVESTMENTS – 7.38%

COMMERCIAL PAPER[3] – 1.96%
Alpine Securitization Corp.
2.80%, 05/04/05	$59,383	$59,370
Amstel Funding Corp.
2.95%, 08/19/05	8,631	8,553
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	23,463	23,439
ANZ National Bank Ltd.
2.94%, 08/15/05	10,382	10,293
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	31,145	31,064
Bryant Park Funding LLC
2.75%, 05/03/05	4,153	4,152
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	68,862	68,844
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	25,954	25,785
Chariot Funding LLC
2.99%, 05/20/05	4,937	4,929
Charta LLC
2.99%, 06/16/05 - 06/21/05	43,603	43,431
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	73,710	73,620
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	38,412	38,320
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	36,336	36,277
DEPFA Bank PLC
2.28%, 05/03/05	10,382	10,381
Deutsche Bank Financial LLC
2.80%, 05/03/05	62,290	62,285
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	70,596	70,419

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2005

Security	Principal	Value
Fairway Finance LLC
3.15%, 09/15/05	$18,470	$18,250
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	41,599	41,548
Ford Credit Auto Receivables
2.74%, 05/04/05	10,174	10,173
Fortis Funding LLC
2.35%, 05/09/05	29,069	29,055
Gemini Securitization Corp.
3.02%, 06/27/05	2,076	2,067
General Electric Capital Corp.
2.74%, 07/07/05	10,382	10,330
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	45,679	45,618
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	62,290	61,687
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	83,818	83,651
Kitty Hawk Funding Corp.
2.88%, 05/04/05	15,679	15,677
Moat Funding LLC
2.74%, 05/02/05	14,534	14,534
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	26,992	26,989
Nordea North America Inc.
2.74%, 07/11/05	10,382	10,326
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	13,496	13,469
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	33,564	33,530
Santander Central Hispano
2.75%, 07/08/05	25,954	25,822
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	61,258	61,157
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	71,634	71,631
Sydney Capital Corp.
2.81%, 05/04/05	6,852	6,851
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	57,099	57,075
UBS Finance (Delaware)
2.79%, 05/04/05	16,611	16,608
Windmill Funding Corp.
2.80%, 05/04/05	6,416	6,415

		1,233,625

FLOATING RATE NOTES[3] – 2.65%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	9,551	9,551
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	72,672	72,682
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	13,496	13,494
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	79,731	79,736
BMW US Capital LLC
2.92%, 04/18/06[4]	20,763	20,763
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	70,596	70,585
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/064	53,985	53,983
Commodore CDO Ltd.
3.08%, 12/12/05	5,191	5,191
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	62,290	62,284
DEPFA Bank PLC
2.99%, 03/15/06	20,763	20,763

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2005

Security	Principal	Value
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	$45,057	$45,058
Fairway Finance LLC
2.94%, 06/20/05	10,382	10,382
Fifth Third Bancorp
2.98%, 02/23/06[4]	41,527	41,527
Five Finance Inc.
3.01%, 02/27/06[4]	10,382	10,383
General Electric Capital Corp.
3.01%, 05/09/06	9,344	9,355
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	5,973	5,973
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	13,496	13,497
Hartford Life Global Funding Trust
2.94%, 04/15/06	20,763	20,763
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	62,290	62,289
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	93,435	93,438
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	21,802	21,802
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	43,603	43,620
Lothian Mortgages PLC
3.01%, 01/24/06[4]	31,145	31,145
Marshall & Ilsley Corp.
3.09%, 02/20/06	20,763	20,783
MetLife Global Funding I
2.86%, 05/05/06[4]	31,145	31,145
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	51,908	51,907
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	76,825	76,838
Norddeutsche Landesbank
3.11%, 07/27/05	20,763	20,762
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	62,290	62,290
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	73,710	73,710
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	28,186	28,178
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	11,420	11,418
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	105,893	105,895
Societe Generale
2.99%, 03/30/06	17,649	17,643
SunTrust Bank
3.17%, 04/28/06	31,145	31,145
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	56,269	56,268
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	56,558	56,558
Wells Fargo & Co.
2.92%, 05/15/06[4]	10,382	10,383
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	72,672	72,667
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	89,075	89,069
Windmill Funding Corp.
2.78%, 05/03/05	14,534	14,533
Winston Funding Ltd.
3.22%, 07/23/05[4]	14,825	14,825
World Savings Bank
2.86%, 09/09/05	7,267	7,267

		1,671,548

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.22%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	83,054	$83,054
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	45,298	45,298
BlackRock Temp Cash Money Market Fund[3]	3,008	3,008
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	8,412	8,412

		139,772

REPURCHASE AGREEMENTS[3] – 1.50%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $519,213 and an effective yield of 2.97%.[6]	$519,085	519,085
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $252,476 and effective yields of 2.96% - 3.00%.[6]	252,414	252,414
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $176,294 and effective yields of 2.96% - 3.00%.[6]	176,250	176,250

		947,749

TIME DEPOSITS[3] – 0.98%
American Express Centurion Bank
3.00%, 05/25/05	51,908	51,908
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	30,107	30,107

Security	Principal	Value
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	$29,069	$29,068
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	26,992	26,992
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	40,489	40,488
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	36,336	36,336
HBOS Treasury Services PLC
3.39%, 12/14/05	12,458	12,458
Natexis Banques
2.98%, 08/18/05	20,763	20,763
Norddeutsche Landesbank
2.11%, 06/07/05	20,763	20,763
Societe Generale
2.81%, 05/03/05	14,534	14,534
SunTrust Bank
2.68%, 05/03/05	20,763	20,763
Svenska Handelsbanken AB
3.00%, 06/20/05	10,382	10,382
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	63,328	63,328
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	16,611	16,611
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	133,924	133,924
Wells Fargo Bank N.A.
3.04%, 06/29/05	62,290	62,290
World Savings Bank
2.75%, 05/03/05	29,069	29,069

		619,784

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	10,351	10,334

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2005

Security	Principal	Value
Federal National Mortgage Association
2.33%, 07/22/05	$31,145	$30,982

		41,316

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,653,794)		4,653,794

TOTAL INVESTMENTS IN SECURITIES – 107.28% (Cost: $68,948,479)		67,641,125
Other Assets, Less Liabilities – (7.28%)		(4,588,074)

NET ASSETS – 100.00%		$63,053,051

NVS – Non-Voting Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.96%

ADVERTISING – 0.84%
Getty Images Inc.[1]	1,695	$121,277
Lamar Advertising Co.[1]	3,099	115,841
West Corp.[1]	772	25,005

		262,123

AEROSPACE & DEFENSE – 0.96%
L-3 Communications Holdings Inc.	4,215	299,139

		299,139

AIRLINES – 0.23%
JetBlue Airways Corp.[1,2]	3,518	70,536

		70,536

APPAREL – 1.26%
Coach Inc.[1]	13,780	369,304
Columbia Sportswear Co.[1,2]	548	23,564

		392,868

AUTO MANUFACTURERS – 0.30%
Oshkosh Truck Corp.	1,238	93,036

		93,036

BANKS – 1.52%
Commerce Bancorp Inc.[2]	5,801	162,370
East West Bancorp Inc.	1,843	59,197
First Marblehead Corp. (The)[1,2]	1,182	45,542
Investors Financial Services Corp.	2,405	100,890
R&G Financial Corp. Class B	1,081	15,361
UCBH Holdings Inc.	3,316	52,161
W Holding Co. Inc.	4,807	38,889

		474,410

BIOTECHNOLOGY – 3.80%
Affymetrix Inc.[1,2]	2,193	101,119
Celgene Corp.[1]	6,003	227,574
Charles River Laboratories International Inc.[1]	2,209	104,640
Chiron Corp.[1]	3,967	135,473
Invitrogen Corp.[1]	1,912	140,092
MedImmune Inc.[1]	9,101	230,892
Millennium Pharmaceuticals Inc.[1]	11,034	96,658
Millipore Corp.[1]	1,792	86,410
Protein Design Labs Inc.[1]	3,775	67,497

		1,190,355

CHEMICALS – 0.90%
Ecolab Inc.	6,772	221,512
Mosaic Co. (The)[1,2]	4,622	59,393

		280,905

COAL – 0.45%
CONSOL Energy Inc.	3,262	141,049

		141,049

COMMERCIAL SERVICES – 3.52%
Alliance Data Systems Corp.[1]	1,642	66,337
Career Education Corp.[1]	3,715	116,800
ChoicePoint Inc.[1]	3,217	126,975
Corporate Executive Board Co. (The)	1,411	92,745
Education Management Corp.[1]	2,168	60,704
Hewitt Associates Inc. Class A1,2	1,631	43,401
Interactive Data Corp.[1]	1,289	25,844
Iron Mountain Inc.[1,2]	3,999	118,770
ITT Educational Services Inc.[1,2]	1,660	76,327
Laureate Education Inc.[1]	1,626	72,227
Pharmaceutical Product Development Inc.[1]	1,808	82,047
Robert Half International Inc.	6,298	156,316
Weight Watchers International Inc.[1,2]	1,519	63,418

		1,101,911

COMPUTERS – 5.44%
Affiliated Computer Services Inc. Class A1	4,468	212,990
Brocade Communications Systems Inc.[1]	9,593	41,826
Cognizant Technology Solutions Corp.[1]	4,863	204,295
Henry (Jack) & Associates Inc.	2,769	47,599
National Instruments Corp.	1,898	40,883
NCR Corp.[1]	6,820	225,060
Network Appliance Inc.[1]	13,102	348,906
SanDisk Corp.[1]	5,919	140,280
SunGard Data Systems Inc.[1]	10,559	352,671
Synopsys Inc.[1]	5,300	87,132

		1,701,642

DISTRIBUTION & WHOLESALE – 0.82%
CDW Corp.	2,360	129,068
Fastenal Co.[2]	2,388	127,901

		256,969

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2005

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 2.64%
Ameritrade Holding Corp.[1]	10,371	$108,688
BlackRock Inc.	498	37,330
CapitalSource Inc.[1]	2,410	50,610
Chicago Mercantile Exchange Holdings Inc.	997	194,933
Doral Financial Corp.	3,404	47,826
Eaton Vance Corp.	4,866	114,010
Legg Mason Inc.	3,853	273,024

		826,421

ELECTRIC – 0.30%
NRG Energy Inc.[1,2]	3,051	94,886

		94,886

ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
Molex Inc.	2,090	53,107
Molex Inc. Class A2	2,701	61,826

		114,933

ELECTRONICS – 4.39%
Amphenol Corp. Class A	3,179	125,380
Fisher Scientific International Inc.[1]	4,205	249,693
FLIR Systems Inc.[1]	2,475	65,835
Garmin Ltd.[2]	2,096	82,792
Gentex Corp.[2]	2,801	90,920
Jabil Circuit Inc.[1]	6,011	165,904
PerkinElmer Inc.	4,357	80,605
Symbol Technologies Inc.	8,687	116,145
Tektronix Inc.	3,379	73,189
Thermo Electron Corp.[1]	5,968	149,081
Waters Corp.[1]	4,417	175,046

		1,374,590

ENVIRONMENTAL CONTROL – 0.25%
Stericycle Inc.[1,2]	1,638	79,721

		79,721

FOOD – 0.98%
Dreyer’s Grand Ice Cream Holdings Inc.	1,022	82,690
Whole Foods Market Inc.	2,262	225,567

		308,257

HEALTH CARE - PRODUCTS – 5.17%
Bard (C.R.) Inc.	3,796	270,161
Cooper Companies Inc.	1,603	108,283
Cytyc Corp.[1]	4,016	85,581
Dade Behring Holdings Inc.[1]	1,575	97,130
DENTSPLY International Inc.	2,589	141,515
Edwards Lifesciences Corp.[1,2]	2,166	95,391
Gen-Probe Inc.[1]	1,794	90,041
Henry Schein Inc.[1]	3,141	117,819
IDEXX Laboratories Inc.[1]	1,222	69,336
INAMED Corp.[1]	1,286	78,240
Patterson Companies Inc.[1]	4,261	215,394
Respironics Inc.[1]	1,271	80,315
Varian Medical Systems Inc.[1]	5,001	168,734

		1,617,940

HEALTH CARE - SERVICES – 3.71%
Community Health Systems Inc.[1]	3,164	115,328
Covance Inc.[1]	2,273	103,740
DaVita Inc.[1]	3,605	145,282
Laboratory Corp. of America Holdings[1]	4,941	244,580
Lincare Holdings Inc.[1]	3,653	155,910
Quest Diagnostics Inc.	2,875	304,175
Renal Care Group Inc.[1]	2,435	92,895

		1,161,910

HOLDING COMPANIES - DIVERSIFIED – 0.32%
Leucadia National Corp.	2,899	100,827

		100,827

HOME FURNISHINGS – 0.61%
Harman International Industries Inc.	2,410	189,378

		189,378

HOUSEHOLD PRODUCTS & WARES – 0.36%
Church & Dwight Co. Inc.	2,241	80,721
Fossil Inc.[1]	1,404	32,657

		113,378

INSURANCE – 0.65%
Brown & Brown Inc.	2,032	88,900
Markel Corp.[1]	331	113,566

		202,466

INTERNET – 2.56%
CheckFree Corp.[1]	2,376	87,152
Macromedia Inc.[1]	2,687	106,432
McAfee Inc.[1]	5,670	118,560
Monster Worldwide Inc.[1]	3,844	88,450

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2005

Security	Shares	Value
TIBCO Software Inc.[1]	6,296	$44,953
VeriSign Inc.[1]	9,350	247,401
WebMD Corp.[1,2]	11,326	107,597

		800,545

LODGING – 1.99%
Boyd Gaming Corp.	1,665	87,879
Hilton Hotels Corp.	13,232	288,855
Station Casinos Inc.	1,752	113,057
Wynn Resorts Ltd.[1]	2,514	133,091

		622,882

MACHINERY – 0.40%
Zebra Technologies Corp. Class A1	2,605	124,415

		124,415

MANUFACTURING – 0.33%
Roper Industries Inc.	1,529	103,467

		103,467

MEDIA – 4.19%
Citadel Broadcasting Corp.[1]	2,031	25,530
Dex Media Inc.	4,059	88,892
Dow Jones & Co. Inc.	1,639	54,808
Entercom Communications Corp.[1]	1,783	57,466
Liberty Media International Inc. Class A1	5,603	232,356
Scripps (E.W.) Co. Class A	2,968	151,160
Sirius Satellite Radio Inc.[1,2]	41,905	199,468
Washington Post Co. (The) Class B	222	191,864
Westwood One Inc.[1]	2,768	50,654
Wiley (John) & Sons Inc. Class A	1,436	51,926
XM Satellite Radio Holdings Inc. Class A1,2	7,478	207,440

		1,311,564

MINING – 0.70%
Freeport-McMoRan Copper & Gold Inc.	6,358	220,368

		220,368

OIL & GAS – 8.59%
Diamond Offshore Drilling Inc.	2,221	97,968
ENSCO International Inc.	5,524	180,082
EOG Resources Inc.	8,731	415,159
GlobalSantaFe Corp.	7,845	263,592
Murphy Oil Corp.	3,193	284,464
Nabors Industries Ltd.[1]	5,446	293,376
Noble Corp.	4,836	246,152
Patina Oil & Gas Corp.	2,391	91,814
Patterson-UTI Energy Inc.	6,080	145,738
Plains Exploration & Production Co.[1]	2,795	89,943
Pride International Inc.[1]	4,208	93,838
Rowan Companies Inc.	3,876	102,830
XTO Energy Inc.	12,706	383,340

		2,688,296

OIL & GAS SERVICES – 4.11%
BJ Services Co.	5,890	287,138
Cooper Cameron Corp.[1]	1,995	109,605
FMC Technologies Inc.[1]	2,319	70,335
Grant Prideco Inc.[1]	4,455	98,678
National Oilwell Varco Inc.[1]	6,130	243,606
Smith International Inc.	3,834	223,062
Weatherford International Ltd.[1]	4,886	254,805

		1,287,229

PHARMACEUTICALS – 5.83%
American Pharmaceutical Partners Inc.[1,2]	1,463	76,252
Amylin Pharmaceuticals Inc.[1,2]	3,452	58,684
Barr Pharmaceuticals Inc.[1]	3,285	170,360
Cephalon Inc.[1,2]	2,057	90,302
Endo Pharmaceuticals Holdings Inc.[1]	2,476	49,149
Eon Labs Inc.[1]	923	27,579
Express Scripts Inc.[1]	2,399	215,046
ImClone Systems Inc.[1]	2,405	76,599
IVAX Corp.[1]	7,666	144,887
Kinetic Concepts Inc.[1]	1,855	113,990
Medicis Pharmaceutical Corp. Class A	2,032	57,099
MGI Pharma Inc.[1]	2,563	56,514
Mylan Laboratories Inc.	8,814	145,431
NBTY Inc.[1]	2,200	46,904
Neurocrine Biosciences Inc.[1]	1,321	46,182
OSI Pharmaceuticals Inc.[1,2]	1,679	79,475
Sepracor Inc.[1]	3,845	230,392
Valeant Pharmaceuticals International	3,329	69,077
VCA Antech Inc.[1]	3,002	69,887

		1,823,809

REAL ESTATE – 0.78%
CB Richard Ellis Group Inc. Class A1	1,891	65,712
St. Joe Co. (The)	2,565	178,498

		244,210

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2005

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.36%
Mills Corp.	1,959	$111,937

		111,937

RETAIL – 7.46%
Abercrombie & Fitch Co. Class A	3,186	171,885
Advance Auto Parts Inc.[1]	2,686	143,298
American Eagle Outfitters Inc.	4,370	114,581
Applebee’s International Inc.	2,990	74,092
CarMax Inc.[1]	3,775	102,982
Cheesecake Factory (The)[1]	2,813	86,331
Chico’s FAS Inc.[1]	6,530	167,364
Claire’s Stores Inc.	2,970	64,805
Dollar General Corp.	11,141	226,719
Dollar Tree Stores Inc.[1]	4,183	102,442
Michaels Stores Inc.	4,959	164,639
MSC Industrial Direct Co. Inc. Class A	1,747	46,942
O’Reilly Automotive Inc.[1,2]	2,000	102,640
Pacific Sunwear of California Inc.[1]	2,783	62,924
PETCO Animal Supplies Inc.[1]	1,496	46,825
PETsMART Inc.	5,245	139,779
Ross Stores Inc.	5,527	147,681
Tiffany & Co.	5,342	161,061
Urban Outfitters Inc.[1]	2,088	92,498
Williams-Sonoma Inc.[1]	3,405	114,033

		2,333,521

SAVINGS & LOANS – 0.26%
Hudson City Bancorp Inc.	2,456	81,466

		81,466

SEMICONDUCTORS – 6.77%
Altera Corp.[1]	13,604	282,011
Cree Inc.[1,2]	2,683	64,902
International Rectifier Corp.[1]	2,416	102,777
Intersil Corp. Class A	5,489	95,838
KLA-Tencor Corp.	7,195	280,749
Lam Research Corp.[1]	4,865	124,787
Marvell Technology Group Ltd.[1]	7,168	239,985
Microchip Technology Inc.	7,529	214,426
National Semiconductor Corp.	13,128	250,482
Novellus Systems Inc.	5,183	121,438
NVIDIA Corp.[1]	5,676	124,531
PMC-Sierra Inc.[1]	6,462	52,084
QLogic Corp.[1]	3,440	114,346
Rambus Inc.[1]	3,484	49,543

		2,117,899

SOFTWARE – 8.22%
Activision Inc.[1]	6,697	96,839
Acxiom Corp.	3,151	59,869
Autodesk Inc.	8,462	269,345
BEA Systems Inc.[1]	14,006	96,641
Certegy Inc.	2,301	83,825
Citrix Systems Inc.[1]	6,139	138,128
Dun & Bradstreet Corp.[1]	2,571	160,533
Fair Isaac Corp.	2,443	80,326
Fiserv Inc.[1]	7,148	302,360
Global Payments Inc.[2]	1,374	88,980
IMS Health Inc.	8,554	205,125
Intuit Inc.[1]	6,430	259,129
Mercury Interactive Corp.[1]	3,065	126,676
NAVTEQ Corp.[1]	2,083	75,863
Novell Inc.[1]	13,669	80,784
Pixar Inc.[1]	1,794	82,058
Red Hat Inc.[1,2]	6,367	68,445
Salesforce.com Inc.[1]	2,208	31,972
SEI Investments Co.	2,511	82,386
Siebel Systems Inc.[1]	16,554	148,986
Total System Services Inc.	1,367	33,601

		2,571,871

TELECOMMUNICATIONS – 5.15%
ADTRAN Inc.	1,562	32,380
Amdocs Ltd.[1]	6,846	182,857
American Tower Corp. Class A1	8,145	140,338
Andrew Corp.[1]	5,420	66,503
Comverse Technology Inc.[1]	6,689	152,442
Crown Castle International Corp.[1]	8,180	131,943
Harris Corp.	4,864	137,165
JDS Uniphase Corp.[1,2]	49,808	73,716
Level 3 Communications Inc.[1,2]	22,494	40,714
Nextel Partners Inc. Class A1	1,436	33,775
NII Holdings Inc. Class B1	2,126	106,449
Plantronics Inc.	1,739	54,761
Polycom Inc.[1]	3,609	55,073
SpectraSite Inc.[1]	1,654	92,839

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
Telephone & Data Systems Inc.	1,838	$141,875
United States Cellular Corp.[1]	559	25,826
UTStarcom Inc.[1,2]	3,611	34,341
Western Wireless Corp. Class A1	2,777	108,831

		1,611,828

TEXTILES – 0.62%
Cintas Corp.	5,022	193,799

		193,799

TOYS, GAMES & HOBBIES – 0.19%
Marvel Enterprises Inc.[1,2]	2,991	58,624

		58,624

TRANSPORTATION – 1.66%
CH Robinson Worldwide Inc.	3,118	160,889
Expeditors International Washington Inc.	3,897	191,382
Hunt (J.B.) Transport Services Inc.	2,348	91,783
Landstar System Inc.[1]	2,218	67,982
SIRVA Inc. [1]	909	6,345

		518,381

TOTAL COMMON STOCKS (Cost: $32,184,310)		31,275,761

SHORT-TERM INVESTMENTS – 7.48%

COMMERCIAL PAPER[3] – 1.99%
Alpine Securitization Corp.
2.80%, 05/04/05	$30,000	29,971
Amstel Funding Corp.
2.95%, 08/19/05	4,360	4,321
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	11,853	11,841
ANZ National Bank Ltd.
2.94%, 08/15/05	5,245	5,200
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	15,734	15,693
Bryant Park Funding LLC
2.75%, 05/03/05	2,098	2,098
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	34,788	34,780

Security	Principal	Value
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	$13,112	$13,027
Chariot Funding LLC
2.99%, 05/20/05	2,494	2,490
Charta LLC
2.99%, 06/16/05 - 06/21/05	22,028	21,940
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	37,237	37,192
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	19,405	19,359
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	18,356	18,328
DEPFA Bank PLC
2.28%, 05/03/05	5,245	5,244
Deutsche Bank Financial LLC
2.80%, 05/03/05	31,468	31,466
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	35,664	35,574
Fairway Finance LLC
3.15%, 09/15/05	9,331	9,220
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	21,015	20,990
Ford Credit Auto Receivables
2.74%, 05/04/05	5,140	5,139
Fortis Funding LLC
2.35%, 05/09/05	14,685	14,678
Gemini Securitization Corp.
3.02%, 06/27/05	1,049	1,044
General Electric Capital Corp.
2.74%, 07/07/05	5,245	5,218
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	23,077	23,046
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	31,468	31,163

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2005

Security	Principal	Value
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	$42,344	$42,259
Kitty Hawk Funding Corp.
2.88%, 05/04/05	7,921	7,920
Moat Funding LLC
2.74%, 05/02/05	7,343	7,343
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	13,636	13,633
Nordea North America Inc.
2.74%, 07/11/05	5,245	5,217
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	6,818	6,805
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	16,956	16,939
Santander Central Hispano
2.75%, 07/08/05	13,112	13,045
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	30,947	30,896
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	36,188	36,187
Sydney Capital Corp.
2.81%, 05/04/05	3,462	3,461
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	28,846	28,833
UBS Finance (Delaware)
2.79%, 05/04/05	8,392	8,390
Windmill Funding Corp.
2.80%, 05/04/05	3,241	3,241

		623,191

FLOATING RATE NOTES[3] – 2.70%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	4,825	4,825
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	36,713	36,719
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	6,818	6,817
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	40,279	40,281
BMW US Capital LLC
2.92%, 04/18/06[4]	10,489	10,490
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	35,664	35,659
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	27,272	27,272
Commodore CDO Ltd.
3.08%, 12/12/05	2,622	2,622
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	31,468	31,466
DEPFA Bank PLC
2.99%, 03/15/06	10,489	10,490
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	22,762	22,764
Fairway Finance LLC
2.94%, 06/20/05	5,245	5,245
Fifth Third Bancorp
2.98%, 02/23/06[4]	20,979	20,979
Five Finance Inc.
3.01%, 02/27/06[4]	5,245	5,245
General Electric Capital Corp.
3.01%, 05/09/06	4,720	4,726
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	3,018	3,018
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	6,818	6,818
Hartford Life Global Funding Trust
2.94%, 04/15/06	10,489	10,490
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	31,468	31,470

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2005

Security	Principal	Value
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	$47,202	$47,203
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	11,014	11,014
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	22,028	22,036
Lothian Mortgages PLC
3.01%, 01/24/06[4]	15,734	15,735
Marshall & Ilsley Corp.
3.09%, 02/20/06	10,489	10,500
MetLife Global Funding I
2.86%, 05/05/06[4]	15,734	15,735
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	26,224	26,223
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	38,811	38,819
Norddeutsche Landesbank
3.11%, 07/27/05	10,489	10,489
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	31,468	31,469
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	37,237	37,237
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	14,239	14,235
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	5,769	5,769
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	53,496	53,498
Societe Generale
2.99%, 03/30/06	8,916	8,913
SunTrust Bank
3.17%, 04/28/06	15,734	15,735

Security	Shares or Principal	Value
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	$28,426	$28,425
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	28,572	28,573
Wells Fargo & Co.
2.92%, 05/15/06[4]	5,245	5,245
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	36,713	36,710
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	45,000	44,997
Windmill Funding Corp.
2.78%, 05/03/05	7,343	7,342
Winston Funding Ltd.
3.22%, 07/23/05[4]	7,489	7,489
World Savings Bank
2.86%, 09/09/05	3,671	3,671

		844,458

MONEY MARKET FUNDS – 0.19%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	41,958	41,958
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	13,815	13,815
BlackRock Temp Cash Money Market Fund[3]	1,519	1,519
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	4,250	4,250

		61,542

REPURCHASE AGREEMENTS[3] – 1.53%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $262,300 and an effective yield of 2.97%.[6]	$262,235	262,235

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2005

Security	Principal	Value
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $127,548 and effective yields of 2.96% - 3.00%.[6]	$127,516	$127,516
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $89,061 and effective yields of 2.96% - 3.00%.[6]	89,039	89,039

		478,790

TIME DEPOSITS[3] – 1.00%
American Express Centurion Bank
3.00%, 05/25/05	26,224	26,224
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	15,210	15,210
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	14,685	14,686
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	13,636	13,637
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	20,454	20,455
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	18,356	18,357
HBOS Treasury Services PLC
3.39%, 12/14/05	6,294	6,294
Natexis Banques
2.98%, 08/18/05	10,489	10,490
Norddeutsche Landesbank
2.11%, 06/07/05	10,489	10,489
Societe Generale
2.81%, 05/03/05	7,343	7,343
SunTrust Bank
2.68%, 05/03/05	10,489	10,489
Svenska Handelsbanken AB
3.00%, 06/20/05	5,245	5,245
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	31,993	31,994
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	8,392	8,392
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	67,657	67,658
Wells Fargo Bank N.A.
3.04%, 06/29/05	31,468	31,468
World Savings Bank
2.75%, 05/03/05	14,685	14,685

		313,116

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	5,229	5,221
Federal National Mortgage Association
2.33%, 07/22/05	15,734	15,652

		20,873

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,341,970)		2,341,970

TOTAL INVESTMENTS IN SECURITIES – 107.44% (Cost: $34,526,280)		33,617,731
Other Assets, Less Liabilities – (7.44%)		(2,328,870)

NET ASSETS – 100.00%		$31,288,861

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.58%

AGRICULTURE – 2.29%
Bunge Ltd.	4,102	$232,994
Reynolds American Inc.[1]	3,202	249,660
UST Inc.	6,146	281,487

		764,141

APPAREL – 0.98%
Jones Apparel Group Inc.	4,663	141,988
VF Corp.	3,260	184,483

		326,471

AUTO MANUFACTURERS – 0.20%
Navistar International Corp.[2]	2,282	67,387

		67,387

AUTO PARTS & EQUIPMENT – 0.78%
BorgWarner Inc.	2,060	94,183
Dana Corp.	5,511	62,936
Lear Corp.	2,584	87,572
TRW Automotive Holdings Corp.[1,2]	882	15,708

		260,399

BANKS – 8.07%
AmSouth Bancorp	13,156	346,266
Associated Bancorp	4,522	139,820
Assurant Inc.	4,381	144,967
BancorpSouth Inc.	2,659	56,291
Colonial BancGroup Inc. (The)	5,031	110,984
Commerce Bancshares Inc.	2,566	123,656
Compass Bancshares Inc.	4,583	197,161
First Horizon National Corp.	4,611	191,495
FirstMerit Corp.	2,669	65,471
Fulton Financial Corp.	4,773	99,517
Hibernia Corp. Class A	5,802	181,196
Hudson United Bancorp	1,659	56,837
Huntington Bancshares Inc.	8,159	191,818
Mercantile Bankshares Corp.	2,967	150,753
Sky Financial Group Inc.[1]	4,002	104,452
TD Banknorth Inc.[2]	3,456	106,445
Trustmark Corp.	1,881	51,765
UnionBanCal Corp.	2,170	133,585
Valley National Bancorp[1]	3,640	90,236
Whitney Holding Corp.	1,508	68,267
Wilmington Trust Corp.[1]	2,449	86,572

		2,697,554

BEVERAGES – 0.67%
Molson Coors Brewing Co. Class B	2,628	162,279
PepsiAmericas Inc.	2,539	62,688

		224,967

BUILDING MATERIALS – 0.48%
Lafarge North America Inc.	1,107	61,450
Martin Marietta Materials Inc.	1,816	99,862

		161,312

CHEMICALS – 3.12%
Ashland Inc.	2,629	176,774
Eastman Chemical Co.	2,911	157,194
Engelhard Corp.	4,671	143,073
Lubrizol Corp.	2,412	93,513
Lyondell Chemical Co.	7,627	191,361
RPM International Inc.	4,280	73,830
Sherwin-Williams Co. (The)	4,472	199,317
Valhi Inc.	437	7,870

		1,042,932

COMMERCIAL SERVICES – 3.22%
Convergys Corp.[2]	5,226	67,729
Deluxe Corp.	1,853	73,990
Donnelley (R.R.) & Sons Co.	8,160	268,546
McKesson Corp.	10,232	378,584
Rent-A-Center Inc.[2]	2,531	60,845
Service Corp. International	12,466	87,761
ServiceMaster Co. (The)[1]	10,914	140,027

		1,077,482

COMPUTERS – 0.71%
Reynolds & Reynolds Co. (The) Class A	2,386	62,919
Unisys Corp.[2]	12,243	79,457
Western Digital Corp.[2]	7,570	96,063

		238,439

DISTRIBUTION & WHOLESALE – 0.84%
Genuine Parts Co.	6,516	279,536

		279,536

DIVERSIFIED FINANCIAL SERVICES – 2.23%
CIT Group Inc.	7,843	315,916
Edwards (A.G.) Inc.	2,978	118,256

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
Providian Financial Corp.[2]	10,931	$182,220
Raymond James Financial Inc.	2,200	59,334
Student Loan Corp.	148	28,675
Westcorp Inc.	886	39,640

		744,041

ELECTRIC – 13.91%
AES Corp. (The)[2]	24,109	387,673
Allegheny Energy Inc.[1,2]	5,164	126,208
Alliant Energy Corp.	4,369	115,079
Ameren Corp.[1]	7,222	373,377
CenterPoint Energy Inc.	10,211	120,898
Cinergy Corp.	6,503	257,519
Constellation Energy Group Inc.	6,526	343,007
DPL Inc.	4,515	114,862
DTE Energy Co.	6,466	297,113
Energy East Corp.	5,506	143,266
Great Plains Energy Inc.	2,740	83,789
Hawaiian Electric Industries Inc.[1]	2,967	75,065
MDU Resources Group Inc.	4,090	110,553
NiSource Inc.	10,090	234,492
Northeast Utilities	4,732	86,643
NSTAR	1,996	108,063
OGE Energy Corp.	3,233	89,231
Pepco Holdings Inc.	6,966	150,953
Pinnacle West Capital Corp.	3,426	143,549
PPL Corp.	7,021	380,959
Puget Energy Inc.	3,671	78,706
SCANA Corp.	3,775	146,621
TECO Energy Inc.	7,507	124,691
Westar Energy Inc.	3,157	72,295
Wisconsin Energy Corp.	4,397	155,038
WPS Resources Corp.[1]	1,376	72,556
Xcel Energy Inc.	14,896	255,913

		4,648,119

ELECTRONICS – 0.57%
Arrow Electronics Inc.[2]	4,335	105,514
Avnet Inc.[2]	4,447	84,004

		189,518

ENGINEERING & CONSTRUCTION – 0.48%
Fluor Corp.[1]	3,115	160,609

		160,609

FOOD – 3.59%
Albertson’s Inc.[1]	11,869	234,888
Dean Foods Co.[2]	5,566	191,248
Del Monte Foods Co.[2]	7,337	76,525
Pilgrim’s Pride Corp.	951	34,322
Safeway Inc.[2]	16,607	353,563
SUPERVALU Inc.	5,079	160,293
Tyson Foods Inc. Class A	8,860	149,645

		1,200,484

FOREST PRODUCTS & PAPER – 1.57%
Georgia-Pacific Corp.	8,477	290,507
Louisiana-Pacific Corp.	3,782	93,037
Temple-Inland Inc.	4,167	140,636

		524,180

GAS – 2.93%
AGL Resources Inc.[2]	2,752	95,219
Energen Corp.	1,210	74,959
KeySpan Corp.	5,971	226,480
ONEOK Inc.	3,625	104,617
Sempra Energy	7,583	306,202
UGI Corp.	1,873	94,081
Vectren Corp.	2,803	75,709

		977,267

HAND & MACHINE TOOLS – 0.19%
Snap-On Inc.	1,933	64,118

		64,118

HEALTH CARE - PRODUCTS – 0.36%
Hillenbrand Industries Inc.	2,191	120,987

		120,987

HEALTH CARE - SERVICES – 2.24%
Health Net Inc.[1,2]	4,188	142,518
Humana Inc.[2]	5,951	206,202
PacifiCare Health Systems Inc.[2]	3,212	191,949
Tenet Healthcare Corp.[2]	17,348	207,656

		748,325

HOME BUILDERS – 0.47%
KB Home	2,770	157,890

		157,890

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
HOME FURNISHINGS – 0.46%
Whirlpool Corp.	2,480	$153,909

		153,909

HOUSEHOLD PRODUCTS & WARES – 0.16%
American Greetings Corp. Class A	2,348	53,182

		53,182

HOUSEWARES – 0.67%
Newell Rubbermaid Inc.[1]	10,251	222,754

		222,754

INSURANCE – 10.43%
American Financial Group Inc.	1,410	43,837
AON Corp.	9,717	202,599
CIGNA Corp.[1]	5,108	469,834
Cincinnati Financial Corp.	6,140	247,074
CNA Financial Corp.[1,2]	1,228	33,709
Conseco Inc.[2]	5,670	109,091
Fidelity National Financial Inc.	5,739	184,279
First American Corp.	2,952	105,682
IPC Holdings Ltd.[1]	1,349	50,763
Jefferson-Pilot Corp.	5,086	255,368
Lincoln National Corp.	6,549	294,509
MBIA Inc.	5,329	279,133
Mercury General Corp.	971	51,327
Nationwide Financial Services Inc.	2,083	73,801
Old Republic International Corp.	6,417	151,441
PartnerRe Ltd.	2,018	117,609
Protective Life Corp.	2,417	92,426
Radian Group Inc.	3,466	153,994
Reinsurance Group of America Inc.	1,221	54,603
SAFECO Corp.	4,729	249,076
StanCorp Financial Group Inc.	1,048	80,193
UNUMProvident Corp.[1]	11,069	185,074

		3,485,422

IRON & STEEL – 1.36%
Nucor Corp.	5,358	273,794
United States Steel Corp.[1]	4,240	181,302

		455,096

MACHINERY – 0.30%
Cummins Inc.[1]	1,494	101,592

		101,592

MANUFACTURING – 2.06%
Carlisle Companies Inc.	1,150	82,593
Cooper Industries Ltd.	3,420	217,717
Crane Co.	1,892	48,435
Eastman Kodak Co.[1]	10,657	266,425
Teleflex Inc.	1,341	71,703

		686,873

MEDIA – 0.56%
Knight Ridder Inc.	2,876	186,077

		186,077

MINING – 1.28%
Owens-Illinois Inc.[2]	5,249	128,705
Phelps Dodge Corp.	3,493	299,874

		428,579

OIL & GAS – 4.55%
Amerada Hess Corp.	3,071	287,599
Forest Oil Corp.[2]	1,882	72,513
Kerr-McGee Corp.	4,649	360,762
Noble Energy Inc.	2,171	139,205
Pogo Producing Co.	2,147	96,636
Premcor Inc.	2,924	193,423
Sunoco Inc.	2,803	278,226
Tesoro Corp.[2]	2,440	92,574

		1,520,938

PACKAGING & CONTAINERS – 0.90%
Bemis Co. Inc.	4,024	110,901
Crown Holdings Inc.[2]	6,100	91,805
Sonoco Products Co.	3,617	97,985

		300,691

PHARMACEUTICALS – 0.59%
Hospira Inc.[2]	5,828	195,529

		195,529

PIPELINES – 1.57%
Dynegy Inc. Class A2	9,916	33,219
El Paso Corp.	22,996	229,730
National Fuel Gas Co.[1]	2,883	78,504
Questar Corp.	3,137	183,201

		524,654

REAL ESTATE INVESTMENT TRUSTS – 12.49%
Annaly Mortgage Management Inc.[1]	4,442	84,931

52	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
Apartment Investment & Management Co. Class A	3,555	$135,517
Archstone-Smith Trust	7,442	267,689
Arden Realty Group Inc.	2,418	86,298
AvalonBay Communities Inc.[1]	2,686	193,392
Boston Properties Inc.[1]	4,033	268,074
BRE Properties Inc. Class A1	1,849	68,820
Camden Property Trust[1]	1,909	97,359
CBL & Associates Properties Inc.	1,078	83,405
Duke Realty Corp.	5,316	162,670
Equity Residential	10,420	357,927
Health Care Property Investors Inc.	4,988	127,892
Health Care REIT Inc.	1,907	63,885
Hospitality Properties Trust	2,353	98,308
HRPT Properties Trust	7,536	88,548
iStar Financial Inc.	4,153	165,456
Kimco Realty Corp.	3,530	195,527
Liberty Property Trust	3,183	126,779
Macerich Co. (The)	2,222	133,987
Mack-Cali Realty Corp.	2,281	100,341
New Plan Excel Realty Trust Inc.[1]	3,854	99,472
Plum Creek Timber Co. Inc.	6,831	235,943
Rayonier Inc.[1]	1,832	92,076
Realty Income Corp.[1]	2,927	70,570
Reckson Associates Realty Corp.	3,036	97,911
Shurgard Storage Centers Inc. Class A	1,697	70,986
SL Green Realty Corp.	1,499	91,439
Thornburg Mortgage Inc.[1]	3,517	105,369
Trizec Properties Inc.	3,366	67,286
Vornado Realty Trust	4,381	334,927

		4,172,784

RETAIL – 5.55%
AutoNation Inc.[2]	7,375	134,741
Borders Group Inc.	2,862	69,232
CBRL Group Inc.	1,798	69,277
Federated Department Stores Inc.	6,417	368,978
May Department Stores Co. (The)	10,829	379,881
Neiman-Marcus Group Inc. Class A	1,106	108,742
Neiman-Marcus Group Inc. Class B1	500	48,600
Office Depot Inc.[2]	11,633	227,774
OfficeMax Inc.	3,313	107,606

Security	Shares or Principal	Value
Rite Aid Corp.[2]	16,438	$59,670
Saks Inc.[2]	4,642	79,100
Toys R Us Inc.[2]	7,980	202,293

		1,855,894

SAVINGS & LOANS – 1.96%
Astoria Financial Corp.	3,850	102,064
Independence Community Bank Corp.	2,956	105,470
Sovereign Bancorp Inc.	13,943	286,808
Washington Federal Inc.	3,196	71,239
Webster Financial Corp.	1,977	89,855

		655,436

SEMICONDUCTORS – 0.20%
MEMC Electronic Materials Inc.[2]	5,627	66,005

		66,005

TELECOMMUNICATIONS – 2.22%
CenturyTel Inc.	4,745	145,624
Citizens Communications Co.	12,547	159,974
MCI Inc.	9,451	250,735
Qwest Communications International Inc.[2]	54,456	186,240

		742,573

TOYS, GAMES & HOBBIES – 1.17%
Hasbro Inc.	5,957	112,706
Mattel Inc.	15,402	278,006

		390,712

TRANSPORTATION – 1.20%
CSX Corp.	7,989	320,599
Yellow Roadway Corp.[2]	1,666	81,634

		402,233

TOTAL COMMON STOCKS (Cost: $32,915,393)		33,277,091

SHORT-TERM INVESTMENTS – 8.27%

COMMERCIAL PAPER[3] – 2.18%
Alpine Securitization Corp.
2.80%, 05/04/05	$35,026	35,020
Amstel Funding Corp.
2.95%, 08/19/05	5,090	5,045

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2005

Security	Principal	Value
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	$13,839	$13,825
ANZ National Bank Ltd.
2.94%, 08/15/05	6,123	6,071
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	18,370	18,323
Bryant Park Funding LLC
2.75%, 05/03/05	2,449	2,449
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	40,616	40,606
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	15,308	15,208
Chariot Funding LLC
2.99%, 05/20/05	2,912	2,907
Charta LLC
2.99%, 06/16/05 - 06/21/05	25,718	25,617
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	43,476	43,423
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	22,657	22,602
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	21,432	21,398
DEPFA Bank PLC
2.28%, 05/03/05	6,123	6,124
Deutsche Bank Financial LLC
2.80%, 05/03/05	36,740	36,737
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	41,639	41,535
Fairway Finance LLC
3.15%, 09/15/05	10,894	10,764
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	24,536	24,507
Ford Credit Auto Receivables
2.74%, 05/04/05	6,001	6,000
Fortis Funding LLC
2.35%, 05/09/05	17,145	17,138
Gemini Securitization Corp.
3.02%, 06/27/05	1,225	1,219
General Electric Capital Corp.
2.74%, 07/07/05	6,123	6,093
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	26,943	26,907
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	36,740	36,385
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	49,438	49,339
Kitty Hawk Funding Corp.
2.88%, 05/04/05	9,248	9,247
Moat Funding LLC
2.74%, 05/02/05	8,573	8,573
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	15,921	15,918
Nordea North America Inc.
2.74%, 07/11/05	6,123	6,091
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	7,960	7,944
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	19,797	19,777
Santander Central Hispano
2.75%, 07/08/05	15,308	15,230
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	36,131	36,071
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	42,251	42,249
Sydney Capital Corp.
2.81%, 05/04/05	4,041	4,041

54	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2005

Security	Principal	Value
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	$33,679	$33,665
UBS Finance (Delaware)
2.79%, 05/04/05	9,797	9,796
Windmill Funding Corp.
2.80%, 05/04/05	3,784	3,784

		727,628

FLOATING RATE NOTES[3] – 2.95%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	5,634	5,634
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	42,864	42,870
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	7,960	7,959
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	47,028	47,030
BMW US Capital LLC
2.92%, 04/18/06[4]	12,247	12,247
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	41,639	41,634
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	31,842	31,841
Commodore CDO Ltd.
3.08%, 12/12/05	3,062	3,062
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	36,740	36,738
DEPFA Bank PLC
2.99%, 03/15/06	12,247	12,247
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	26,576	26,577
Fairway Finance LLC
2.94%, 06/20/05	6,123	6,124
Fifth Third Bancorp
2.98%, 02/23/06[4]	24,494	24,494
Five Finance Inc.
3.01%, 02/27/06[4]	6,123	6,124
General Electric Capital Corp.
3.01%, 05/09/06	5,511	5,518
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	3,523	3,524
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	7,960	7,960
Hartford Life Global Funding Trust
2.94%, 04/15/06	12,247	12,247
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	36,740	36,741
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	55,111	55,113
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	12,859	12,859
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	25,718	25,728
Lothian Mortgages PLC
3.01%, 01/24/06[4]	18,370	18,370
Marshall & Ilsley Corp.
3.09%, 02/20/06	12,247	12,259
MetLife Global Funding I
2.86%, 05/05/06[4]	18,370	18,370
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	30,617	30,616
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	45,313	45,321
Norddeutsche Landesbank
3.11%, 07/27/05	12,247	12,246
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	36,740	36,741

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2005

Security	Principal	Value
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	$43,476	$43,476
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	16,625	16,620
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	6,736	6,735
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	62,459	62,443
Societe Generale
2.99%, 03/30/06	10,410	10,407
SunTrust Bank
3.17%, 04/28/06	18,370	18,370
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	33,189	33,189
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	33,359	33,359
Wells Fargo & Co.
2.92%, 05/15/06[4]	6,123	6,124
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	42,864	42,861
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	52,539	52,537
Windmill Funding Corp.
2.78%, 05/03/05	8,573	8,572
Winston Funding Ltd.
3.22%, 07/23/05[4]	8,744	8,745
World Savings Bank
2.86%, 09/09/05	4,286	4,286

		985,918

MONEY MARKET FUNDS – 0.30%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	48,987	48,987

Security	Shares or Principal	Value
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	44,638	$44,638
BlackRock Temp Cash Money Market Fund[3]	1,774	1,774
Short-Term Investment Co. Prime Money Market Portfolio, Institutional Shares[3]	4,962	4,962

		100,361

REPURCHASE AGREEMENTS[3] – 1.67%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $306,246 and an effective yield of 2.97%.[6]	$306,170	306,170
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $148,918 and effective yields of 2.96% - 3.00%.[6]	148,881	148,881
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $103,982 and effective yields of 2.96% - 3.00%.[6]	103,956	103,956

		559,007

TIME DEPOSITS[3] – 1.10%
American Express Centurion Bank
3.00%, 05/25/05	30,617	30,617
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	17,758	17,758
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	17,145	17,146
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	15,921	15,921
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	23,881	23,881

56	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2005

Security	Principal	Value
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	$21,432	$21,432
HBOS Treasury Services PLC
3.39%, 12/14/05	7,348	7,348
Natexis Banques
2.98%, 08/18/05	12,247	12,247
Norddeutsche Landesbank
2.11%, 06/07/05	12,247	12,247
Societe Generale
2.81%, 05/03/05	8,573	8,573
SunTrust Bank
2.68%, 05/03/05	12,247	12,247
Svenska Handelsbanken AB
3.00%, 06/20/05	6,123	6,123
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	37,353	37,352
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	9,797	9,797
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	78,992	78,991
Wells Fargo Bank N.A.
3.04%, 06/29/05	36,740	36,740
World Savings Bank
2.75%, 05/03/05	17,145	17,145

		365,565

U.S. GOVERNMENT AGENCY NOTES[3] – 0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	6,105	6,095
Federal National Mortgage Association
2.33%, 07/22/05	18,370	18,274

		24,369

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,762,848)		2,762,848

TOTAL INVESTMENTS IN SECURITIES – 107.85% (Cost: $35,678,241)		36,039,939
Other Assets, Less Liabilities – (7.85%)		(2,623,178)

NET ASSETS – 100.00%		$33,416,761

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 1.29%
ADVO Inc.	3,833	$110,429
Catalina Marketing Corp.	6,261	145,568
Donnelley (R.H.) Corp.[1]	3,960	225,522

		481,519

AEROSPACE & DEFENSE – 2.23%
Curtiss-Wright Corp.	1,619	87,750
DRS Technologies Inc.[1]	3,177	140,582
EDO Corp.	1,942	57,930
Esterline Technologies Corp.[1]	3,199	103,392
Moog Inc. Class A1	4,348	129,614
Orbital Sciences Corp.[1,2]	6,225	58,017
Titan Corp. (The)[1]	10,734	192,675
Triumph Group Inc.[1]	2,000	62,260

		832,220

AGRICULTURE – 0.33%
Delta & Pine Land Co.	4,825	121,590

		121,590

AIRLINES – 0.59%
Alaska Air Group Inc.[1]	3,223	85,957
SkyWest Inc.	7,386	133,539

		219,496

APPAREL – 1.01%
K-Swiss Inc. Class A	2,431	72,930
Skechers U.S.A. Inc. Class A1	2,725	33,354
Warnaco Group Inc. (The)[1]	5,510	123,755
Wolverine World Wide Inc.	7,343	148,989

		379,028

BANKS – 6.55%
Alabama National Bancorp	1,893	108,242
Boston Private Financial Holdings Inc.	3,463	77,363
CVB Financial Corp.[2]	6,099	104,903
First Community Bancorp	1,631	67,442
First Republic Bank	3,016	94,371
Fremont General Corp.	8,509	184,560
Frontier Financial Corp.	2,358	85,053
Greater Bay Bancorp[2]	6,560	165,050
Hanmi Financial Corp.	6,185	90,610
Harleysville National Corp.	3,096	61,734
Independent Bank Corp. (Michigan)	2,549	69,639
Main Street Banks Inc.	2,086	49,417
MB Financial Inc.	3,445	125,295
Mid-State Bancshares	3,034	73,969
Oriental Financial Group Inc.	2,739	38,209
Pacific Capital Bancorp	5,528	159,372
Prosperity Bancshares Inc.	2,510	64,130
Riggs National Corp.	2,599	50,758
Sandy Spring Bancorp Inc.[2]	1,800	55,908
Southwest Bancorp of Texas Inc.	8,213	136,336
Sterling Bancshares Inc.	5,775	77,558
Sterling Financial Corp. (Pennsylvania)	2,519	63,630
Texas Regional Bancshares Inc. Class A	5,761	160,559
Umpqua Holdings Corp.[2]	5,540	123,099
United Community Banks Inc.[2]	3,928	89,126
Unizan Financial Corp.	2,753	69,981

		2,446,314

BIOTECHNOLOGY – 1.90%
Bio-Rad Laboratories Inc. Class A1	2,043	98,759
Cambrex Corp.	3,061	58,159
Enzo Biochem Inc.[1]	3,886	52,927
Human Genome Sciences Inc.[1]	16,592	171,561
ICOS Corp.[1]	7,390	166,718
Myriad Genetics Inc.[1,2]	3,848	62,184
Vertex Pharmaceuticals Inc.[1]	10,212	97,422

		707,730

BUILDING MATERIALS – 1.21%
Eagle Materials Inc.[2]	1,214	91,353
ElkCorp	2,390	65,725
Genlyte Group Inc. (The)[1]	1,545	122,580
NCI Building Systems Inc.[1]	2,631	85,297
Universal Forest Products Inc.	2,307	87,804

		452,759

CHEMICALS – 1.09%
Arch Chemicals Inc.	3,008	77,546
Minerals Technologies Inc.	2,632	171,922
Olin Corp.	8,880	157,531

		406,999

COMMERCIAL SERVICES – 3.56%
ABM Industries Inc.	5,088	92,449

58	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2005

Security	Shares	Value
Arbitron Inc.	3,905	$165,260
Bowne & Co. Inc.	4,370	56,897
Chemed Corp.	1,577	111,715
Corrections Corp. of America[1]	4,128	156,245
Cross Country Healthcare Inc.[1]	3,110	50,102
FTI Consulting Inc.[1,2]	5,391	119,033
Kelly Services Inc. Class A	2,318	60,871
Magellan Health Services Inc.[1]	3,117	106,165
MAXIMUS Inc.	2,437	74,816
NCO Group Inc.[1]	3,699	68,912
Pre-Paid Legal Services Inc.[2]	1,790	63,921
Spherion Corp.[1]	7,551	42,361
TeleTech Holdings Inc.[1]	4,797	50,368
Watson Wyatt & Co. Holdings	4,112	108,557

		1,327,672

COMPUTERS – 1.96%
Agilysys Inc.	4,069	53,792
CIBER Inc.[1,2]	6,887	53,581
Electronics For Imaging Inc.[1]	6,722	110,375
Hutchinson Technology Inc.[1,2]	3,295	122,047
Intergraph Corp.[1]	4,137	122,331
Lexar Media Inc.[1,2]	9,592	43,452
Mentor Graphics Corp.[1]	9,556	85,431
PalmOne Inc.[1,2]	5,242	112,336
Silicon Storage Technology Inc.[1]	10,696	28,024

		731,369

COSMETICS & PERSONAL CARE – 0.40%
Chattem Inc.[1]	2,017	82,979
Elizabeth Arden Inc.[1]	2,989	65,459

		148,438

DISTRIBUTION & WHOLESALE – 0.99%
Aviall Inc.[1]	3,635	106,324
United Stationers Inc.[1]	4,228	178,337
WESCO International Inc.[1]	3,515	84,993

		369,654

DIVERSIFIED FINANCIAL SERVICES – 2.95%
Accredited Home Lenders Holding Co.[1,2]	1,972	78,348
Advanta Corp. Class B	1,942	47,676
Affiliated Managers Group Inc.[1,2]	3,751	234,550
CompuCredit Corp.[1]	2,079	55,073
Credit Acceptance Corp.[1]	1,287	24,131
Financial Federal Corp.	2,221	78,401
Gabelli Asset Management Inc. Class A	780	31,138
Instinet Group Inc.[1]	15,738	82,625
Investment Technology Group Inc.[1]	5,358	101,856
Knight Trading Group Inc.[1]	14,581	122,918
Metris Companies Inc.[1]	7,475	90,597
Nelnet Inc. Class A1	2,709	86,282
Piper Jaffray Companies Inc.[1]	2,447	67,660

		1,101,255

ELECTRICAL COMPONENTS & EQUIPMENT – 0.60%
EnerSys[1]	2,513	23,698
Power-One Inc.[1]	9,039	37,783
Rayovac Corp.[1]	4,460	162,522

		224,003

ELECTRONICS – 3.97%
Analogic Corp.	1,367	57,018
Benchmark Electronics Inc.[1]	4,903	132,577
Checkpoint Systems Inc.[1,2]	4,836	76,554
Coherent Inc.[1]	3,844	123,316
CTS Corp.	4,578	48,298
Electro Scientific Industries Inc.[1]	3,492	57,723
Itron Inc.[1,2]	2,708	97,678
KEMET Corp.[1]	10,952	68,450
Methode Electronics Inc.	4,405	49,644
Orbotech Ltd.[1]	4,073	82,804
Paxar Corp.[1]	4,583	82,127
Plexus Corp.[1]	5,351	64,801
Technitrol Inc.	4,650	60,357
Thomas & Betts Corp.[1]	7,492	233,151
Varian Inc.[1]	4,439	147,242
Watts Water Technologies Inc. Class A	3,144	98,250

		1,479,990

ENERGY - ALTERNATE SOURCES – 0.22%
FuelCell Energy Inc.[1,2]	5,579	44,632
Plug Power Inc.[1,2]	6,590	36,575

		81,207

ENGINEERING & CONSTRUCTION – 0.61%
Dycom Industries Inc.[1]	6,186	143,886
EMCOR Group Inc.[1]	1,904	85,071

		228,957

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2005

Security	Shares	Value
ENTERTAINMENT – 0.97%
Argosy Gaming Co.[1]	3,554	$163,271
Isle of Capri Casinos Inc.[1]	2,055	49,649
Speedway Motorsports Inc.	1,694	58,104
Vail Resorts Inc.[1]	3,578	92,563

		363,587

ENVIRONMENTAL CONTROL – 0.20%
Tetra Tech Inc.[1,2]	7,127	75,475

		75,475

FOOD – 1.64%
Flowers Foods Inc.	5,181	149,420
Hain Celestial Group Inc.[1,2]	3,694	65,569
Performance Food Group Co.[1]	5,937	159,646
Ralcorp Holdings Inc.	3,741	148,218
Tootsie Roll Industries Inc.	2,931	90,509

		613,362

HAND & MACHINE TOOLS – 0.81%
Baldor Electric Co.[2]	3,730	92,877
Franklin Electric Co. Inc.	2,036	72,400
Lincoln Electric Holdings Inc.	4,532	138,453

		303,730

HEALTH CARE - PRODUCTS – 3.05%
CONMED Corp.[1]	3,784	112,460
Invacare Corp.	3,830	156,877
Mentor Corp.	4,748	174,252
Oakley Inc.	3,250	43,388
PSS World Medical Inc.[1,2]	8,190	91,400
Steris Corp.[1]	8,778	207,863
Sybron Dental Specialties Inc.[1]	4,956	184,611
Viasys Healthcare Inc.[1]	3,324	70,602
West Pharmaceutical Services Inc.	3,622	95,403

		1,136,856

HEALTH CARE - SERVICES – 2.91%
AMERIGROUP Corp.[1]	6,354	223,152
Apria Healthcare Group Inc.[1]	6,356	191,316
Genesis HealthCare Corp.[1,2]	2,505	99,950
Molina Healthcare Inc.[1,2]	1,403	61,381
Pediatrix Medical Group Inc.[1]	2,856	194,465
Sierra Health Services Inc.[1,2]	3,057	197,757
Sunrise Senior Living Inc.[1]	2,299	117,801

		1,085,822

HOME BUILDERS – 2.26%
Brookfield Homes Corp.	1,999	85,817
Fleetwood Enterprises Inc.[1]	6,854	52,365
Meritage Homes Corp.[1]	2,719	172,086
Monaco Coach Corp.[2]	3,387	48,028
Technical Olympic USA Inc.	1,817	38,248
Thor Industries Inc.[2]	4,992	134,534
WCI Communities Inc.[1,2]	4,956	138,917
William Lyon Homes Inc.[1,2]	555	49,062
Winnebago Industries Inc.[2]	4,263	124,224

		843,281

HOME FURNISHINGS – 0.46%
American Woodmark Corp.	1,359	43,271
Ethan Allen Interiors Inc.[2]	4,264	128,474

		171,745

HOUSEHOLD PRODUCTS & WARES – 1.37%
Central Garden & Pet Co.[1]	2,330	96,905
Harland (John H.) Co.	3,504	126,144
Helen of Troy Ltd.[1]	2,720	75,997
Jarden Corp.[1,2]	3,482	155,541
WD-40 Co.	1,989	55,772

		510,359

HOUSEWARES – 0.69%
Toro Co.	6,196	256,019

		256,019

INSURANCE – 3.64%
Arch Capital Group Ltd.[1]	4,029	161,120
Bristol West Holdings Inc.	2,314	34,895
Danielson Holding Corp.[1]	7,058	101,353
Direct General Corp.[2]	2,173	38,592
Hilb, Rogal & Hobbs Co.	4,010	140,390
Philadelphia Consolidated Holding Corp.[1]	2,389	179,175
ProAssurance Corp.[1]	3,410	127,909
RLI Corp.	2,863	122,823
Scottish Re Group Ltd.	4,157	97,606
State Auto Financial Corp.	1,393	37,945
Triad Guaranty Inc.[1]	1,162	58,460
21st Century Insurance Group	3,218	42,413
U.S.I. Holdings Corp.[1]	4,846	54,954
UICI	4,160	96,595

60	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2005

Security	Shares	Value
Universal American Financial Corp.[1]	3,769	$63,131

		1,357,361

INTERNET – 1.23%
Ariba Inc.[1]	8,502	51,352
DoubleClick Inc.[1]	15,011	120,688
NetBank Inc.	5,942	48,784
Priceline.com Inc.[1,2]	3,111	78,895
ProQuest Co.[1]	2,827	91,708
United Online Inc.[1]	7,800	68,562

		459,989

IRON & STEEL – 1.42%
Cleveland-Cliffs Inc.	2,733	158,541
Gibraltar Industries Inc.	3,726	78,283
Reliance Steel & Aluminum Co.	3,541	133,602
Steel Dynamics Inc.	5,927	161,096

		531,522

LEISURE TIME – 0.47%
K2 Inc.[1]	6,006	76,396
Nautilus Inc.	3,965	98,570

		174,966

LODGING – 0.96%
Ameristar Casinos Inc.	1,451	71,534
Aztar Corp.[1]	4,344	118,635
Kerzner International Ltd.[1]	2,171	119,600
Marcus Corp.	2,629	50,345

		360,114

MACHINERY – 3.99%
Applied Industrial Technologies Inc.	3,469	96,785
Briggs & Stratton Corp.	6,549	211,991
Flowserve Corp.[1]	7,038	195,375
Gardner Denver Inc.[1]	2,537	92,702
JLG Industries Inc.[2]	6,130	124,929
Joy Global Inc.	9,853	333,721
Nordson Corp.	3,282	105,746
Stewart & Stevenson Services Inc.	3,389	81,336
Tecumseh Products Co. Class A	1,692	58,780
Thomas Industries Inc.	2,013	79,453
Unova Inc.[1,2]	6,016	106,844

		1,487,662

MANUFACTURING – 1.69%
AptarGroup Inc.	4,298	207,293
CLARCOR Inc.	3,238	163,875
ESCO Technologies Inc.[1]	1,641	120,318
Federal Signal Corp.	6,180	86,705
Tredegar Corp.	3,212	52,227

		630,418

MEDIA – 1.74%
Cox Radio Inc. Class A1	4,832	75,959
Gray Television Inc.	5,442	71,562
Liberty Corp.	2,072	75,131
Martha Stewart Living Omnimedia Inc. Class A1,2	2,517	50,919
Media General Inc. Class A	2,652	162,515
Primedia Inc.[1]	19,655	86,875
Pulitzer Inc.	1,276	81,217
Sinclair Broadcast Group Inc. Class A	5,825	44,620

		648,798

METAL FABRICATE & HARDWARE – 0.65%
Kaydon Corp.[2]	3,568	97,906
Worthington Industries Inc.	9,005	146,421

		244,327

MINING – 1.06%
AMCOL International Corp.	3,083	58,916
Apex Silver Mines Ltd., [2]	5,553	72,855
Century Aluminum Co.[1,2]	2,994	69,760
Meridian Gold Inc.[1]	12,671	193,106

		394,637

OFFICE & BUSINESS EQUIPMENT – 0.42%
Global Imaging Systems Inc.[1,2]	2,917	101,191
Imagistics International Inc.[1]	2,093	56,197

		157,388

OFFICE FURNISHINGS – 0.09%
Interface Inc. Class A1	5,591	33,546

		33,546

OIL & GAS – 4.47%
Berry Petroleum Co. Class A	2,314	108,110
Cimarex Energy Co.[1,2]	4,988	177,074
Comstock Resources Inc.[1]	4,934	124,830
Denbury Resources Inc.[1]	6,918	219,577

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2005

Security	Shares	Value
Encore Acquisition Co.[1]	3,524	$129,401
Frontier Oil Corp.	3,402	143,156
Magnum Hunter Resources Inc.[1]	10,942	157,893
Meridian Resource Corp. (The)[1]	9,511	38,424
Range Resources Corp.	9,433	213,657
Remington Oil & Gas Corp.[1]	2,763	80,597
St. Mary Land & Exploration Co.	7,549	163,813
TEL Offshore Trust	159	1,166
Whiting Petroleum Corp.[1,2]	3,606	109,154

		1,666,852

OIL & GAS SERVICES – 1.92%
Core Laboratories NV1,2	3,329	78,564
Lone Star Technologies Inc.[1]	3,633	141,469
Maverick Tube Corp.[1]	5,412	157,435
Oceaneering International Inc.[1]	3,190	104,664
Oil States International Inc.[1]	3,757	76,305
RPC Inc.	2,196	31,930
Seacor Holdings Inc.[1,2]	2,193	125,023

		715,390

PACKAGING & CONTAINERS – 0.11%
Graphic Packaging Corp.[1,2]	12,445	40,322

		40,322

PHARMACEUTICALS – 3.16%
Accredo Health Inc.[1]	6,204	281,041
Andrx Corp.[1]	9,258	184,327
AtheroGenics Inc.[1,2]	4,382	47,063
MannKind Corp.[1,2]	2,692	37,284
Nabi Biopharmaceuticals[1]	7,390	80,551
NeighborCare Inc.[1]	4,953	142,250
Par Pharmaceutical Companies Inc.[1]	4,347	130,540
Perrigo Co.	9,105	166,804
Priority Healthcare Corp. Class B1	4,744	108,068

		1,177,928

REAL ESTATE – 0.63%
Jones Lang LaSalle Inc.[1]	3,682	138,075
Trammell Crow Co.[1]	4,544	96,787

		234,862

REAL ESTATE INVESTMENT TRUSTS – 4.11%
Capital Automotive REIT	5,547	188,487
Corporate Office Properties Trust	4,307	113,274
Entertainment Properties Trust	3,186	137,635
Equity Lifestyle Properties Inc.[2]	2,662	97,429
Glimcher Realty Trust[2]	4,486	112,913
Heritage Property Investment Trust Inc.[2]	3,363	103,580
Inland Real Estate Corp.	7,620	116,967
LaSalle Hotel Properties	3,542	107,606
Maguire Properties Inc.	4,703	119,927
Pennsylvania Real Estate Investment Trust[2]	4,285	180,613
Tanger Factory Outlet Centers Inc.	3,417	79,138
Taubman Centers Inc.	5,987	177,215

		1,534,784

RETAIL – 7.18%
AFC Enterprises Inc.[1]	2,620	70,740
Big 5 Sporting Goods Corp.	2,858	68,278
Big Lots Inc.[1,2]	14,746	150,114
Cash America International Inc.	3,585	53,237
CKE Restaurants Inc.[1,2]	6,722	99,754
CSK Auto Corp.[1]	5,920	91,819
Dress Barn Inc.[1]	2,690	46,268
Electronics Boutique Holdings Corp.[1]	1,670	93,069
Fred’s Inc.[2]	4,630	66,857
GameStop Corp.[1,2]	2,521	62,042
Genesco Inc.[1]	2,848	73,279
IHOP Corp.[2]	2,560	104,704
Insight Enterprises Inc.[1]	6,131	110,971
Kenneth Cole Productions Inc. Class A	1,162	34,837
Krispy Kreme Doughnuts Inc.[1,2]	7,161	42,393
Linens ’n Things Inc.[1,2]	5,661	132,071
Men’s Wearhouse Inc. (The)[1]	4,178	172,426
Movie Gallery Inc.[2]	3,385	91,497
Nu Skin Enterprises Inc. Class A2	6,753	148,566
Pier 1 Imports Inc.[2]	10,162	147,552
Ruby Tuesday Inc.[2]	8,010	180,225
School Specialty Inc.[1]	2,896	107,471
Sports Authority Inc. (The)[1,2]	2,881	76,635
Stage Stores Inc.[1]	2,242	84,792
Steak n Shake Co. (The)[1]	3,407	61,599
Too Inc.[1]	4,377	100,715
West Marine Inc.[1,2]	1,705	27,877
Zale Corp.[1]	6,624	179,047

		2,678,835

62	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2005

Security	Shares	Value
SAVINGS & LOANS – 2.66%
Bank Mutual Corp.	9,370	$98,666
BankAtlantic Bancorp Inc. Class A	5,878	100,279
BankUnited Financial Corp. Class A	3,577	85,419
Brookline Bancorp Inc.[2]	7,727	115,905
First Niagara Financial Group Inc.	14,958	187,573
Harbor Florida Bancshares Inc.[2]	2,757	95,392
Northwest Bancorp Inc.	1,539	31,657
Ocwen Financial Corp.[1,2]	4,549	33,117
Provident Financial Services Inc.[2]	8,917	151,500
Sterling Financial Corp. (Washington)[1]	2,857	93,395

		992,903

SEMICONDUCTORS – 3.63%
Amkor Technology Inc.[1]	11,325	36,580
Applied Micro Circuits Corp.[1]	39,222	104,723
Atmel Corp.[1]	56,581	130,702
Cirrus Logic Inc.[1]	9,484	40,022
Conexant Systems Inc.[1]	59,915	67,105
Credence Systems Corp.[1]	11,463	72,102
Cypress Semiconductor Corp.[1,2]	15,952	191,264
Emulex Corp.[1]	10,528	163,500
Integrated Device Technology Inc.[1]	13,590	145,413
Lattice Semiconductor Corp.[1]	13,223	60,297
MKS Instruments Inc.[1]	4,637	68,628
Mykrolis Corp.[1]	5,163	65,828
ON Semiconductor Corp.[1]	12,685	43,636
Photronics Inc.[1]	3,767	59,895
TriQuint Semiconductor Inc.[1]	17,013	50,358
Vitesse Semiconductor Corp.[1]	27,275	56,732

		1,356,785

SOFTWARE – 2.85%
CCC Information Services Group Inc.[1]	1,378	32,149
CSG Systems International Inc.[1]	6,180	106,234
eFunds Corp.[1]	6,048	132,209
Epicor Software Corp.[1]	4,884	53,773
infoUSA Inc.	4,368	47,961
Inter-Tel Inc.	2,497	47,543
Lawson Software Inc.[1]	7,357	38,845
MicroStrategy Inc. Class A1	1,588	69,126
NDCHealth Corp.[2]	4,501	68,730
NetIQ Corp.[1]	7,108	76,198
Parametric Technology Corp.[1]	34,137	181,609
SERENA Software Inc.[1,2]	3,767	71,686
SYNNEX Corp.[1]	840	12,676
THQ Inc.[1,2]	4,941	124,612

		1,063,351

TELECOMMUNICATIONS – 2.57%
Adaptec Inc.[1]	13,605	49,794
Anixter International Inc.[1]	3,963	146,314
Aspect Communications Corp.[1]	5,206	44,303
Centennial Communications Corp.[1]	2,988	34,362
Commonwealth Telephone Enterprises Inc.[1]	2,667	123,909
CommScope Inc.[1,2]	6,904	97,484
General Communication Inc. Class A1	5,421	45,753
Golden Telecom Inc.[2]	1,752	46,936
Powerwave Technologies Inc.[1]	11,958	86,337
Premiere Global Services Inc.[1]	8,244	89,035
Price Communications Corp.[1]	5,346	90,775
Sycamore Networks Inc.[1]	23,751	79,803
Time Warner Telecom Inc. Class A1	6,227	25,344

		960,149

TEXTILES – 0.25%
G&K Services Inc. Class A	2,450	94,031

		94,031

TOYS, GAMES & HOBBIES – 0.24%
RC2 Corp.[1]	2,566	88,938

		88,938

TRANSPORTATION – 2.96%
Florida East Coast Industries Inc.	2,296	97,810
Genesee & Wyoming Inc. Class A1	3,122	74,866
Kirby Corp.[1]	2,525	102,869
Offshore Logistics Inc.[1]	2,700	78,219
Old Dominion Freight Line Inc.[1]	2,466	69,295
OMI Corp.[2]	11,703	212,878
Overnite Corp.	3,537	106,039
Pacer International Inc.[1]	4,724	97,929
Swift Transportation Co. Inc.[1,2]	6,156	131,307
Werner Enterprises Inc.	7,099	131,899

		1,103,111

TOTAL COMMON STOCKS (Cost: $40,386,543)		37,289,405

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 15.25%

COMMERCIAL PAPER[3] – 4.06%
Alpine Securitization Corp.
2.80%, 05/04/05	$73,018	$73,006
Amstel Funding Corp.
2.95%, 08/19/05	10,612	10,518
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	28,850	28,821
ANZ National Bank Ltd.
2.94%, 08/15/05	12,765	12,656
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	38,296	38,196
Bryant Park Funding LLC
2.75%, 05/03/05	5,106	5,106
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	84,672	84,651
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	31,913	31,705
Chariot Funding LLC
2.99%, 05/20/05	6,070	6,062
Charta LLC
2.99%, 06/16/05 - 06/21/05	53,614	53,402
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	90,634	90,524
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	47,232	47,117
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	44,679	44,607
DEPFA Bank PLC
2.28%, 05/03/05	12,765	12,765
Deutsche Bank Financial LLC
2.80%, 05/03/05	76,592	76,586
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	86,804	86,586
Fairway Finance LLC
3.15%, 09/15/05	22,711	22,441
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	51,150	51,089
Ford Credit Auto Receivables
2.74%, 05/04/05	12,510	12,508
Fortis Funding LLC
2.35%, 05/09/05	35,743	35,727
Gemini Securitization Corp.
3.02%, 06/27/05	2,553	2,541
General Electric Capital Corp.
2.74%, 07/07/05	12,765	12,701
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	56,168	56,091
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	76,592	75,850
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	103,062	102,857
Kitty Hawk Funding Corp.
2.88%, 05/04/05	19,280	19,276
Moat Funding LLC
2.74%, 05/02/05	17,871	17,871
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	33,190	33,186
Nordea North America Inc.
2.74%, 07/11/05	12,765	12,697
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	16,595	16,561
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	41,271	41,229
Santander Central Hispano
2.75%, 07/08/05	31,913	31,750
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	75,323	75,198

64	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2005

Security	Principal	Value
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	$88,081	$88,076
Sydney Capital Corp.
2.81%, 05/04/05	8,425	8,424
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	70,209	70,178
UBS Finance (Delaware)
2.79%, 05/04/05	20,425	20,421
Windmill Funding Corp.
2.80%, 05/04/05	7,889	7,888

		1,516,868

FLOATING RATE NOTES[3] – 5.51%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	11,744	11,744
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	89,357	89,370
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	16,595	16,592
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	98,038	98,044
BMW US Capital LLC
2.92%, 04/18/06[4]	25,531	25,531
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	86,804	86,792
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	66,380	66,378
Commodore CDO Ltd.
3.08%, 12/12/05	6,383	6,383
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	76,592	76,584
DEPFA Bank PLC
2.99%, 03/15/06	25,531	25,531
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	55,402	55,404
Fairway Finance LLC
2.94%, 06/20/05	12,765	12,765
Fifth Third Bancorp
2.98%, 02/23/06[4]	51,061	51,061
Five Finance Inc.
3.01%, 02/27/06[4]	12,765	12,767
General Electric Capital Corp.
3.01%, 05/09/06	11,489	11,503
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	7,345	7,345
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	16,595	16,595
Hartford Life Global Funding Trust
2.94%, 04/15/06	25,531	25,531
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	76,592	76,593
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	114,888	114,891
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	26,807	26,808
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	53,614	53,635
Lothian Mortgages PLC
3.01%, 01/24/06[4]	38,296	38,296
Marshall & Ilsley Corp.
3.09%, 02/20/06	25,531	25,555
MetLife Global Funding I
2.86%, 05/05/06[4]	38,296	38,296
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	63,827	63,825
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	94,464	94,481

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2005

Security	Principal	Value
Norddeutsche Landesbank
3.11%, 07/27/05	$25,531	$25,529
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	76,592	76,592
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	90,634	90,634
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	34,658	34,647
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	14,042	14,039
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	130,207	130,195
Societe Generale
2.99%, 03/30/06	21,701	21,694
SunTrust Bank
3.17%, 04/28/06	38,296	38,296
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	69,188	69,186
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	69,544	69,544
Wells Fargo & Co.
2.92%, 05/15/06[4]	12,765	12,767
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	89,357	89,352
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	109,527	109,522
Windmill Funding Corp.
2.78%, 05/03/05	17,871	17,870
Winston Funding Ltd.
3.22%, 07/23/05[4]	18,229	18,229
World Savings Bank
2.86%, 09/09/05	8,936	8,935

		2,055,331

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.38%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	102,123	$102,123
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	25,415	25,415
BlackRock Temp Cash Money Market Fund[3]	3,699	3,699
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	10,344	10,344

		141,581

REPURCHASE AGREEMENTS[3] – 3.12%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $638,425 and an effective yield of 2.97%.[6]	$638,267	638,267
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $310,446 and effective yields of 2.96% - 3.00%.[6]	310,369	310,369
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $216,771 and effective yields of 2.96% - 3.00%.[6]	216,717	216,717

		1,165,353

TIME DEPOSITS[3] – 2.04%
American Express Centurion Bank
3.00%, 05/25/05	63,827	63,827
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	37,020	37,020
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	35,743	35,743

66	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2005

Security	Principal	Value
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	$33,190	$33,191
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	49,785	49,786
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	44,679	44,679
HBOS Treasury Services PLC
3.39%, 12/14/05	15,318	15,318
Natexis Banques
2.98%, 08/18/05	25,531	25,531
Norddeutsche Landesbank
2.11%, 06/07/05	25,531	25,530
Societe Generale
2.81%, 05/03/05	17,871	17,871
SunTrust Bank
2.68%, 05/03/05	25,531	25,531
Svenska Handelsbanken AB
3.00%, 06/20/05	12,765	12,765
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	77,869	77,867
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	20,425	20,425
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	164,673	164,673
Wells Fargo Bank N.A.
3.04%, 06/29/05	76,592	76,592
World Savings Bank
2.75%, 05/03/05	35,743	35,743

		762,092

U.S. GOVERNMENT AGENCY NOTES[3] – 0.14%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	12,728	12,707
Federal National Mortgage Association
2.33%, 07/22/05	38,296	38,096

		50,803

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,692,028)		5,692,028

TOTAL INVESTMENTS IN SECURITIES – 115.17% (Cost: $46,078,571)		42,981,433
Other Assets, Less Liabilities – (15.17%)		(5,660,983)

NET ASSETS – 100.00%		$37,320,450

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 100.40%

AEROSPACE & DEFENSE – 1.35%
Armor Holdings Inc.[1]	3,078	$107,761
Engineered Support Systems Inc.	4,013	141,739
Teledyne Technologies Inc.[1]	3,064	93,207

		342,707

AGRICULTURE – 0.16%
Tejon Ranch Co.[1]	900	39,915

		39,915

AIRLINES – 0.28%
AirTran Holdings Inc.[1,2]	8,466	70,268

		70,268

APPAREL – 1.07%
Carter’s Inc.[1]	1,808	68,198
DHB Industries Inc.[1]	3,169	21,042
Guess? Inc.[1]	1,629	21,210
Quiksilver Inc.[1]	5,879	161,966

		272,416

BANKS – 2.18%
Bank of the Ozarks Inc.[2]	1,071	33,169
KNBT Bancorp Inc.	2,968	40,751
NewAlliance Bancshares Inc.	11,499	150,637
PrivateBancorp Inc.[2]	2,038	63,688
Silicon Valley Bancshares[1]	3,582	169,787
Wintrust Financial Corp.	2,062	94,666

		552,698

BIOTECHNOLOGY – 2.83%
Digene Corp.[1]	1,602	30,518
Encysive Pharmaceuticals Inc.[1]	5,624	54,890
Enzon Pharmaceuticals Inc.[1]	4,482	34,736
Exelixis Inc.[1]	7,378	50,539
Integra LifeSciences Holdings Corp.[1]	1,807	64,022
Martek Biosciences Corp.[1]	3,122	119,479
Nektar Therapeutics[1]	8,408	119,898
Serologicals Corp.[1,2]	3,405	73,310
Telik Inc.[1,2]	5,215	84,483
Transkaryotic Therapies Inc.[1,2]	2,545	86,225

		718,100

BUILDING MATERIALS – 0.56%
Simpson Manufacturing Co. Inc.	3,709	100,143
Trex Co. Inc.[1,2]	1,052	42,269

		142,412

CHEMICALS – 0.59%
Cabot Microelectronics Corp.[1,2]	2,500	71,975
Symyx Technologies Inc.[1]	3,229	78,691

		150,666

COMMERCIAL SERVICES – 6.75%
Aaron Rents Inc.	3,925	86,193
Advisory Board Co. (The)[1]	1,602	65,201
Bright Horizons Family Solutions Inc.[1,2]	2,680	90,825
Coinstar Inc.[1]	2,372	40,656
Corinthian Colleges Inc.[1,2]	9,116	129,538
CoStar Group Inc.[1,2]	1,664	65,811
DeVry Inc.[1]	6,164	140,539
Euronet Worldwide Inc.[1]	2,746	81,172
Gartner Inc. Class A1,2	3,547	29,937
Gartner Inc. Class B1	1,870	15,708
Heidrick & Struggles International Inc.[1]	1,916	49,548
Jackson Hewitt Tax Service Inc.	3,267	60,178
Korn/Ferry International[1]	3,914	56,362
Labor Ready Inc.[1,2]	4,148	69,230
MPS Group Inc.[1]	10,460	83,575
Navigant Consulting Inc.[1]	4,730	111,013
PAREXEL International Corp.[1]	2,610	47,580
Resources Connection Inc.[1,2]	4,752	90,811
Rollins Inc.	3,522	69,524
Sotheby’s Holdings Inc. Class A1	4,581	75,037
Strayer Education Inc.	1,478	158,560
TNS Inc.[1]	1,357	25,186
Universal Technical Institute Inc.[1]	2,062	71,984

		1,714,168

COMPUTERS – 4.65%
Advanced Digital Information Corp.[1]	6,397	44,203
Anteon International Corp.[1]	3,308	138,274
CACI International Inc. Class A1	2,935	182,322
Equinix Inc.[1,2]	1,700	59,466
FactSet Research Systems Inc.[2]	3,699	102,684

68	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2005

Security	Shares	Value
Kanbay International Inc.[1]	2,313	$41,588
Kronos Inc.[1]	3,107	121,328
Magma Design Automation Inc.[1]	2,923	17,947
Manhattan Associates Inc.[1]	3,016	56,942
McDATA Corp. Class A1	8,118	25,003
McDATA Corp. Class B1	2,581	7,588
Mercury Computer Systems Inc.[1]	2,124	55,925
MICROS Systems Inc.[1]	3,811	151,106
SRA International Inc. Class A1	1,641	107,239
Synaptics Inc.[1]	2,684	48,661
Syntel Inc.	1,280	20,531

		1,180,807

DISTRIBUTION & WHOLESALE – 0.91%
ScanSource Inc.[1]	1,250	57,813
SCP Pool Corp.	5,308	172,935

		230,748

DIVERSIFIED FINANCIAL SERVICES – 1.07%
Asset Acceptance Capital Corp.[1]	1,782	36,442
eSpeed Inc.[1]	3,347	28,918
Greenhill & Co. Inc.	541	17,042
National Financial Partners Corp.	2,683	102,598
Ritchie Bros. Auctioneers Inc.	2,536	86,249

		271,249

ELECTRICAL COMPONENTS & EQUIPMENT – 0.51%
Intermagnetics General Corp.[1]	2,804	68,866
Littelfuse Inc.[1]	2,239	60,319

		129,185

ELECTRONICS – 2.68%
Brady Corp. Class A	4,074	120,794
Cymer Inc.[1]	3,699	91,698
Dionex Corp.[1]	2,106	90,453
FEI Co.[1,2]	2,475	44,624
Identix Inc.[1]	9,045	47,848
Rogers Corp.[1]	1,655	57,164
Taser International Inc.[1,2]	5,918	51,132
Trimble Navigation Ltd.[1]	5,158	177,538

		681,251

ENERGY - ALTERNATE SOURCES – 0.76%
Headwaters Inc.[1,2]	4,117	131,620
KFx Inc.[1,2]	5,689	62,010

		193,630

ENGINEERING & CONSTRUCTION – 0.63%
Insituform Technologies Inc. Class A1,2	2,680	39,959
McDermott International Inc.[1]	5,934	120,520

		160,479

ENTERTAINMENT – 2.93%
Alliance Gaming Corp.[1,2]	4,788	54,583
Gaylord Entertainment Co.[1,2]	3,984	159,360
Macrovision Corp.[1]	4,971	101,657
Penn National Gaming Inc.[1]	6,274	197,631
Scientific Games Corp. Class A1	6,570	141,058
Shuffle Master Inc.[1,2]	3,503	88,241

		742,530

ENVIRONMENTAL CONTROL – 1.06%
Mine Safety Appliances Co.[2]	2,795	99,782
Waste Connections Inc.[1]	4,824	169,901

		269,683

FOOD – 0.35%
United Natural Foods Inc.[1,2]	3,312	88,762

		88,762

HEALTH CARE - PRODUCTS – 7.96%
Advanced Medical Optics Inc.[1]	3,591	132,795
Advanced Neuromodulation Systems Inc.[1,2]	2,000	60,220
Align Technology Inc.[1,2]	3,303	27,811
American Medical Systems Holdings Inc.[1]	6,421	112,111
Arrow International Inc.	2,214	73,372
ArthroCare Corp.[1,2]	2,167	63,666
Biosite Inc.[1]	1,600	91,200
Diagnostic Products Corp.	2,291	111,114
Haemonetics Corp.[1]	2,523	107,909
Immucor Inc.[1]	4,520	134,877
Intuitive Surgical Inc.[1]	3,390	145,567
Kyphon Inc.[1,2]	2,790	72,959
Laserscope[1,2]	1,864	59,052
PolyMedica Corp.	2,742	84,975
ResMed Inc.[1]	3,396	210,892
TECHNE Corp.[1]	3,922	163,861
Thoratec Corp.[1]	4,207	54,481
Ventana Medical Systems Inc.[1,2]	3,233	128,738

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2005

Security	Shares	Value
VISX Inc.[1]	4,967	$118,413
Wright Medical Group Inc.[1]	2,628	65,253

		2,019,266

HEALTH CARE - SERVICES – 3.04%
American Healthways Inc.[1,2]	3,288	122,807
AmSurg Corp.[1]	3,088	79,948
Centene Corp.[1]	4,157	115,772
LabOne Inc.[1]	1,717	60,232
LifePoint Hospitals Inc.[1]	5,016	222,961
United Surgical Partners International Inc.[1]	2,374	105,050
Wellcare Health Plans Inc.[1]	2,221	65,520

		772,290

HOME FURNISHINGS – 0.51%
Tempur-Pedic International Inc.[1,2]	4,561	87,070
TiVo Inc.[1,2]	7,406	41,696

		128,766

HOUSEHOLD PRODUCTS & WARES – 0.55%
Yankee Candle Co. Inc. (The)[1]	5,012	139,283

		139,283

INTERNET – 8.25%
Akamai Technologies Inc.[1,2]	11,905	140,598
aQuantive Inc.[1,2]	5,508	61,139
Ask Jeeves Inc.[1]	5,732	155,853
Avocent Corp.[1]	4,971	124,971
CNET Networks Inc.[1]	13,390	132,762
Digital Insight Corp.[1]	3,319	66,612
Digital River Inc.[1,2]	3,260	86,716
Digitas Inc.[1]	8,721	86,948
eResearch Technology Inc.[1,2]	4,852	55,119
F5 Networks Inc.[1]	3,266	139,817
InfoSpace Inc.[1,2]	2,909	90,150
Internet Security Systems Inc.[1]	4,313	83,888
j2 Global Communications Inc.[1]	2,331	83,263
NetFlix Inc.[1,2]	2,682	31,004
NetRatings Inc.[1]	1,043	15,155
1-800-FLOWERS.COM Inc.[1]	2,493	16,703
Openwave Systems Inc.[1,2]	6,469	86,620
Opsware Inc.[1]	8,155	38,981
Overstock.com Inc.[1,2]	1,251	44,135
RealNetworks Inc.[1]	11,419	70,341
RSA Security Inc.[1]	7,046	75,674
S1 Corp.[1]	6,668	35,207
Sapient Corp.[1]	7,905	56,521
Travelzoo Inc.[1,2]	278	7,701
ValueClick Inc.[1]	8,048	83,377
Verity Inc.[1]	3,706	30,389
WebEx Communications Inc.[1,2]	3,179	69,366
Websense Inc.[1]	2,334	123,819

		2,092,829

LEISURE TIME – 0.40%
Life Time Fitness Inc.[1]	1,842	49,863
WMS Industries Inc.[1,2]	2,035	51,689

		101,552

LODGING – 0.43%
Choice Hotels International Inc.	1,820	110,146

		110,146

MACHINERY – 1.26%
Cognex Corp.	3,969	86,683
Manitowoc Co. Inc. (The)	2,955	118,200
Middleby Corp. (The)	532	23,429
Wabtec Corp.	4,579	91,580

		319,892

MANUFACTURING – 1.42%
Actuant Corp. Class A1	2,643	112,565
Ceradyne Inc.[1,2]	2,266	45,003
CUNO Inc.[1]	1,709	86,680
Matthews International Corp. Class A	3,233	115,127

		359,375

MEDIA – 2.04%
Central European Media Enterprises Ltd.[1]	1,565	71,990
Crown Media Holdings Inc.[1]	927	8,111
Cumulus Media Inc. Class A1	5,283	68,573
Emmis Communications Corp.[1]	4,997	77,104
Entravision Communications Corp.[1]	5,623	44,253
Lin TV Corp. Class A1,2	2,690	41,937
Mediacom Communications Corp.[1]	6,016	33,268
Radio One Inc.[1]	2,313	30,115
Radio One Inc. Class D1	6,512	85,112

70	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2005

Security	Shares	Value
Salem Communications Corp. Class A1	1,233	$23,698
Spanish Broadcasting System Inc. Class A1	4,078	34,051

		518,212

MINING – 0.50%
Coeur d’Alene Mines Corp.[1]	23,635	73,032
Hecla Mining Co.[1]	11,677	54,415

		127,447

OIL & GAS – 4.51%
Atwood Oceanics Inc.[1]	1,306	74,533
Energy Partners Ltd.[1,2]	3,087	70,569
Grey Wolf Inc.[1]	17,124	102,744
Helmerich & Payne Inc.	4,660	179,130
Penn Virginia Corp.	1,628	66,862
Petroleum Development Corp.[1]	1,629	41,702
Quicksilver Resources Inc.[1,2]	3,084	158,302
Southwestern Energy Co.[1]	3,646	214,203
Spinnaker Exploration Co.[1]	2,701	86,459
Unit Corp.[1]	3,885	149,029

		1,143,533

OIL & GAS SERVICES – 3.01%
Cal Dive International Inc.[1]	3,589	159,639
CARBO Ceramics Inc.	1,188	78,859
Global Industries Ltd.[1]	7,720	74,421
Hydril Co. LP1	1,802	94,785
Newpark Resources Inc.[1]	8,406	50,520
Superior Energy Services Inc.[1]	7,528	112,017
Tetra Technologies Inc.[1]	2,239	60,520
Universal Compression Holdings Inc.[1]	2,073	72,762
W-H Energy Services Inc.[1]	2,719	59,872

		763,395

PHARMACEUTICALS – 5.74%
Adolor Corp.[1]	3,726	33,124
Alkermes Inc.[1]	9,020	101,475
Connetics Corp.[1,2]	3,523	76,555
CV Therapeutics Inc.[1]	3,167	62,770
Dendreon Corp.[1]	5,518	25,493
First Horizon Pharmaceutical Corp.[1]	2,719	49,241
Idenix Pharmaceuticals Inc.[1]	1,605	30,351
Impax Laboratories Inc.[1,2]	4,932	80,244
Inspire Pharmaceuticals Inc.[1,2]	3,932	27,760
Kos Pharmaceuticals Inc.[1]	1,447	69,702
K-V Pharmaceutical Co. Class A1,2	3,606	84,380
Ligand Pharmaceuticals Inc. Class B1	7,507	39,637
Medicines Co. (The)[1]	4,507	96,224
Noven Pharmaceuticals Inc.[1]	2,410	40,078
NPS Pharmaceuticals Inc.[1,2]	3,877	47,106
Onyx Pharmaceuticals Inc.[1]	3,335	103,018
Pharmion Corp.[1]	1,972	45,553
Salix Pharmaceuticals Ltd.[1]	3,681	52,638
Tanox Inc.[1]	2,455	23,617
Taro Pharmaceutical Industries Ltd.[1]	2,428	70,558
United Therapeutics Inc.[1,2]	2,151	103,226
USANA Health Sciences Inc.[1]	1,062	43,892
Vicuron Pharmaceuticals Inc.[1]	6,016	98,362
Zymogenetics Inc.[1]	3,423	52,920

		1,457,924

REAL ESTATE INVESTMENT TRUSTS – 0.14%
Global Signal Inc.	1,179	35,181

		35,181

RETAIL – 8.98%
AC Moore Arts & Crafts Inc.[1,2]	1,378	35,842
Aeropostale Inc.[1]	5,608	156,631
Bebe Stores Inc.[2]	1,145	37,006
Cabela’s Inc. Class A1	4,422	88,130
CEC Entertainment Inc.[1]	3,690	133,578
Children’s Place Retail Stores Inc. (The)[1]	1,412	52,541
Christopher & Banks Corp.[2]	3,596	56,170
Coldwater Creek Inc.[1,2]	3,169	52,986
Copart Inc.[1]	6,741	146,145
Cost Plus Inc.[1,2]	2,222	51,528
Dick’s Sporting Goods Inc.[1]	3,192	98,186
Finish Line Inc. (The)	4,002	72,116
Guitar Center Inc.[1]	2,527	124,707
Hibbet Sporting Goods Inc.[1]	2,043	55,100
Hot Topic Inc.[1,2]	4,575	91,454
99 Cents Only Stores[1]	4,818	53,383
P.F. Chang’s China Bistro Inc.[1,2]	2,425	134,636
Panera Bread Co. Class A1	2,885	144,308
Rare Hospitality International Inc.[1]	3,401	94,616
Red Robin Gourmet Burgers Inc.[1]	1,270	61,544

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2005

Security	Shares	Value
Select Comfort Corp.[1,2]	3,671	$81,203
Sonic Corp.[1]	5,957	190,862
Stein Mart Inc.[1]	2,618	53,041
Tractor Supply Co.[1]	3,539	142,339
Tuesday Morning Corp.[1]	2,680	70,377

		2,278,429

SAVINGS & LOANS – 0.52%
Commercial Capital Bancorp Inc.	4,952	78,192
Fidelity Bankshares Inc.	2,332	53,776

		131,968

SEMICONDUCTORS – 6.67%
AMIS Holdings Inc.[1]	3,411	38,408
ATMI Inc.[1,2]	3,148	72,136
Brooks Automation Inc.[1]	4,462	57,381
DSP Group Inc.[1]	2,860	68,926
Entegris Inc.[1]	5,167	44,488
Exar Corp.[1]	4,111	52,169
FormFactor Inc.[1]	2,977	67,995
Genesis Microchip Inc.[1,2]	3,312	47,395
Integrated Circuit Systems Inc.[1]	7,308	133,517
Micrel Inc.[1]	6,557	61,636
Microsemi Corp.[1]	5,955	100,759
OmniVision Technologies Inc.[1,2]	5,665	79,310
Pixelworks Inc.[1]	4,734	36,452
Power Integrations Inc.[1,2]	3,104	67,512
Semtech Corp.[1]	7,484	126,405
SigmaTel Inc.[1]	2,656	69,561
Silicon Image Inc.[1]	7,557	76,099
Silicon Laboratories Inc.[1,2]	4,064	103,226
Siliconix Inc.[1]	611	20,145
Skyworks Solutions Inc.[1]	15,447	80,942
Tessera Technologies Inc.[1]	2,667	70,836
Varian Semiconductor Equipment Associates Inc.[1]	3,663	136,593
Veeco Instruments Inc.[1,2]	2,583	34,380
Zoran Corp.[1]	4,300	45,494

		1,691,765

SOFTWARE – 7.66%
Advent Software Inc.[1]	2,745	48,971
Altiris Inc.[1,2]	2,014	32,808
ANSYS Inc.[1]	3,097	94,273
Ascential Software Corp.[1]	5,832	107,717
Avid Technology Inc.[1]	3,421	169,374
Blackbaud Inc.	1,372	17,905
Borland Software Corp.[1]	8,099	47,055
Cerner Corp.[1,2]	2,835	164,600
Dendrite International Inc.[1]	3,817	58,858
Eclipsys Corp.[1]	3,887	52,513
FileNET Corp.[1]	3,971	105,232
Hyperion Solutions Corp.[1]	3,929	159,792
IDX Systems Corp.[1]	2,143	66,369
Informatica Corp.[1]	8,676	67,065
Jupitermedia Corp.[1,2]	1,940	24,657
Keane Inc.[1]	5,337	63,510
ManTech International Corp. Class A1	1,781	42,833
Midway Games Inc.[1,2]	2,503	23,003
Progress Software Corp.[1]	3,643	97,195
Quest Software Inc.[1]	5,082	60,273
Renaissance Learning Inc.	504	8,402
SS&C Technologies Inc.	1,684	42,790
Take-Two Interactive Software Inc.[1]	6,768	159,251
Transaction Systems Architects Inc. Class A1	3,833	79,458
Ulticom Inc.[1]	1,206	10,770
Verint Systems Inc.[1]	1,188	37,802
Wind River Systems Inc.[1]	7,830	101,633

		1,944,109

TELECOMMUNICATION EQUIPMENT – 0.08%
Novatel Wireless Inc.[1]	2,323	20,814

		20,814

TELECOMMUNICATIONS – 3.61%
Aeroflex Inc.[1]	7,468	59,221
Alamosa Holdings Inc.[1]	12,756	165,700
Atheros Communications Inc.[1]	2,872	20,908
Ditech Communications Corp.[1]	3,322	37,572
Extreme Networks Inc.[1]	10,653	47,406
Foundry Networks Inc.[1]	11,949	100,372
Harmonic Inc.[1]	7,135	39,314
InterDigital Communications Corp.[1]	5,480	89,653
Ixia[1]	2,623	41,994
Newport Corp.[1]	4,304	59,180
RF Micro Devices Inc.[1]	18,521	72,602

72	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
Tekelec[1,2]	6,248	$85,035
UbiquiTel Inc.[1]	7,457	53,914
Viasat Inc.[1]	2,485	44,258

		917,129

TOYS, GAMES & HOBBIES – 0.12%
LeapFrog Enterprises Inc.[1,2]	3,042	30,450

		30,450

TRANSPORTATION – 1.68%
EGL Inc.[1]	3,422	66,763
Forward Air Corp.	3,204	77,088
Heartland Express Inc.	4,614	85,544
Kansas City Southern Industries Inc.[1,2]	6,308	119,347
Knight Transportation Inc.	3,691	77,991

		426,733

TOTAL COMMON STOCKS (Cost: $28,610,792)		25,482,162

SHORT-TERM INVESTMENTS – 17.54%

COMMERCIAL PAPER[3] – 4.67%
Alpine Securitization Corp.
2.80%, 05/04/05	$57,059	57,050
Amstel Funding Corp.
2.95%, 08/19/05	8,293	8,219
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	22,544	22,521
ANZ National Bank Ltd.
2.94%, 08/15/05	9,975	9,891
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	29,926	29,848
Bryant Park Funding LLC
2.75%, 05/03/05	3,990	3,990
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	66,167	66,150
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	24,938	24,776
Chariot Funding LLC
2.99%, 05/20/05	4,744	4,736

Security	Principal	Value
Charta LLC
2.99%, 06/16/05 - 06/21/05	$41,897	$41,731
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	70,825	70,739
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	36,909	36,819
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	34,914	34,858
DEPFA Bank PLC
2.28%, 05/03/05	9,975	9,975
Deutsche Bank Financial LLC
2.80%, 05/03/05	59,852	59,848
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	67,833	67,663
Fairway Finance LLC
3.15%, 09/15/05	17,747	17,536
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	39,971	39,923
Ford Credit Auto Receivables
2.74%, 05/04/05	9,776	9,775
Fortis Funding LLC
2.35%, 05/09/05	27,931	27,918
Gemini Securitization Corp.
3.02%, 06/27/05	1,995	1,986
General Electric Capital Corp.
2.74%, 07/07/05	9,975	9,925
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	43,892	43,832
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	59,852	59,272
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	80,537	80,377

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2005

Security	Principal	Value
Kitty Hawk Funding Corp.
2.88%, 05/04/05	$15,066	$15,063
Moat Funding LLC
2.74%, 05/02/05	13,966	13,966
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	25,936	25,933
Nordea North America Inc.
2.74%, 07/11/05	9,975	9,922
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	12,968	12,941
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	32,251	32,218
Santander Central Hispano
2.75%, 07/08/05	24,938	24,811
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	58,860	58,763
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	68,830	68,826
Sydney Capital Corp.
2.81%, 05/04/05	6,584	6,583
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	54,865	54,840
UBS Finance (Delaware)
2.79%, 05/04/05	15,961	15,958
Windmill Funding Corp.
2.80%, 05/04/05	6,165	6,164

		1,185,346

FLOATING RATE NOTES[3] – 6.33%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	9,177	9,178
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	69,828	69,837
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	12,968	12,966
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	76,611	76,615
BMW US Capital LLC
2.92%, 04/18/06[4]	19,951	19,951
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	67,833	67,824
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	51,872	51,870
Commodore CDO Ltd.
3.08%, 12/12/05	4,988	4,988
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	59,852	59,846
DEPFA Bank PLC
2.99%, 03/15/06	19,951	19,951
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	43,293	43,295
Fairway Finance LLC
2.94%, 06/20/05	9,975	9,975
Fifth Third Bancorp
2.98%, 02/23/06[4]	39,902	39,902
Five Finance Inc.
3.01%, 02/27/06[4]	9,975	9,976
General Electric Capital Corp.
3.01%, 05/09/06	8,978	8,989
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	5,740	5,740
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	12,968	12,968
Hartford Life Global Funding Trust
2.94%, 04/15/06	19,951	19,951
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	59,852	59,853
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	89,779	89,780

74	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2005

Security	Principal	Value
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	$20,948	$20,948
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	41,897	41,912
Lothian Mortgages PLC
3.01%, 01/24/06[4]	29,926	29,926
Marshall & Ilsley Corp.
3.09%, 02/20/06	19,951	19,970
MetLife Global Funding I
2.86%, 05/05/06[4]	29,926	29,926
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	49,877	49,875
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	73,818	73,831
Norddeutsche Landesbank
3.11%, 07/27/05	19,951	19,949
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	59,852	59,853
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	70,825	70,825
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	27,083	27,075
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	10,973	10,970
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	101,749	101,751
Societe Generale
2.99%, 03/30/06	16,958	16,953
SunTrust Bank
3.17%, 04/28/06	29,926	29,926
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	54,067	54,065

Security	Shares or Principal	Value
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	$54,345	$54,345
Wells Fargo & Co.
2.92%, 05/15/06[4]	9,975	9,977
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	69,828	69,823
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	85,589	85,584
Windmill Funding Corp.
2.78%, 05/03/05	13,966	13,964
Winston Funding Ltd.
3.22%, 07/23/05[4]	14,245	14,245
World Savings Bank
2.86%, 09/09/05	6,983	6,983

		1,606,131

MONEY MARKET FUNDS – 0.45%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	79,803	79,803
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	23,548	23,548
BlackRock Temp Cash Money Market Fund[3]	2,890	2,890
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares[3]	8,083	8,083

		114,324

REPURCHASE AGREEMENTS[3] – 3.59%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $498,893 and an effective yield of 2.97%.[6]	$498,770	498,770
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $242,596 and effective yields of 2.96% - 3.00%.[6]	242,536	242,536

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2005

Security	Principal	Value
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $169,393 and effective yields of 2.96% - 3.00%.[6]	$169,351	$169,351

		910,657

TIME DEPOSITS[3] – 2.35%
American Express Centurion Bank
3.00%, 05/25/05	49,877	49,877
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	28,929	28,929
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	27,931	27,931
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	25,936	25,936
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	38,904	38,905
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	34,914	34,914
HBOS Treasury Services PLC
3.39%, 12/14/05	11,970	11,970
Natexis Banques
2.98%, 08/18/05	19,951	19,951
Norddeutsche Landesbank
2.11%, 06/07/05	19,951	19,950
Societe Generale
2.81%, 05/03/05	13,966	13,966
SunTrust Bank
2.68%, 05/03/05	19,951	19,951
Svenska Handelsbanken AB
3.00%, 06/20/05	9,975	9,975
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	60,850	60,848
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	15,961	15,961
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	128,683	128,682
Wells Fargo Bank N.A.
3.04%, 06/29/05	59,852	59,852
World Savings Bank
2.75%, 05/03/05	27,931	27,931

		595,529

U.S. GOVERNMENT AGENCY NOTES[3] – 0.15%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	9,946	9,930
Federal National Mortgage Association
2.33%, 07/22/05	29,926	29,770

		39,700

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,451,687)		4,451,687

TOTAL INVESTMENTS IN SECURITIES – 117.94% (Cost: $33,062,479)		29,933,849
Other Assets, Less Liabilities – (17.94%)		(4,553,823)

NET ASSETS – 100.00%		$25,380,026

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

76	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.89%

AEROSPACE & DEFENSE – 0.28%
GenCorp Inc.	5,123	$97,388

		97,388

AGRICULTURE – 1.20%
Loews Corp. - Carolina Group	7,449	234,643
Universal Corp.	3,047	139,096
Vector Group Ltd.[1]	2,328	36,619

		410,358

AIRLINES – 1.21%
AMR Corp.[1,2]	17,697	185,288
Continental Airlines Inc. Class B1,2	7,820	92,589
Delta Air Lines Inc.[1,2]	15,506	51,015
ExpressJet Holdings Inc.[2]	4,473	39,720
Northwest Airlines Corp.[1],[2]	9,258	47,956

		416,568

APPAREL – 1.16%
Kellwood Co.	3,234	82,596
Oxford Industries Inc.	1,653	60,533
Phillips-Van Heusen Corp.	2,977	77,045
Russell Corp.	3,347	58,606
Tommy Hilfiger Corp.[2]	10,986	120,187

		398,967

AUTO MANUFACTURERS – 0.27%
Wabash National Corp.	3,631	92,590

		92,590

AUTO PARTS & EQUIPMENT – 2.63%
American Axle & Manufacturing Holdings Inc.	5,202	103,832
ArvinMeritor Inc.[1]	8,165	97,000
Bandag Inc.	762	33,101
Cooper Tire & Rubber Co.	8,935	155,916
Goodyear Tire & Rubber Co. (The)[1,2]	20,822	247,157
Modine Manufacturing Co.	3,617	97,948
Superior Industries International Inc.[1]	2,549	51,821
Tenneco Automotive Inc.[2]	4,940	63,380
Visteon Corp.	15,245	53,357

		903,512

BANKS – 8.76%
AMCORE Financial Inc.	2,697	69,475
Central Pacific Financial Corp.	3,296	107,450
Chemical Financial Corp.	2,739	82,060
Chittenden Corp.	5,520	138,607
Citizens Banking Corp.	4,422	118,554
City Holding Co.	1,955	62,873
Community Bank System Inc.	3,600	79,668
Corus Bankshares Inc.	1,802	87,992
First Charter Corp.	3,505	75,848
First Citizens BancShares Inc. Class A	604	77,626
First Commonwealth Financial Corp.	8,173	107,557
First Financial Bancorp	5,150	89,044
First Financial Bankshares Inc.	1,565	64,009
First Merchants Corp.	2,180	55,416
First Midwest Bancorp Inc.	5,546	181,132
FNB Corp. (Pennsylvania)[1]	6,095	115,500
Glacier Bancorp Inc.	2,880	77,098
Gold Bancorp Inc.	4,717	65,236
Hancock Holding Co.	3,417	101,895
Irwin Financial Corp.[1]	2,080	41,746
National Penn Bancshares Inc.[1]	3,687	82,663
NBT Bancorp Inc.	3,836	79,712
Old National Bancorp[1]	8,246	157,416
Provident Bankshares Corp.	3,951	115,685
Republic Bancorp Inc.[1]	8,286	105,066
S&T Bancorp Inc.[1]	2,782	94,032
Sterling Bancorp	1,988	45,744
Susquehanna Bancshares Inc.	5,554	116,801
TrustCo Bank Corp. NY1	8,744	96,271
UMB Financial Corp.	1,779	96,297
United Bancshares Inc.	4,913	150,436
WesBanco Inc.	2,422	65,079

		3,003,988

BIOTECHNOLOGY – 0.42%
Applera Corp. - Celera Genomics Group[2]	8,592	79,046
Incyte Corp.[2]	9,711	63,510

		142,556

BUILDING MATERIALS – 1.73%
Lennox International Inc.	6,090	119,060
Texas Industries Inc.	2,553	117,898
USG Corp.[1,2]	3,855	161,871
York International Corp.[1]	4,931	192,950

		591,779

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
CHEMICALS – 5.56%
Albemarle Corp.	4,428	$162,109
Crompton Corp.	13,642	191,670
Ferro Corp.	4,930	89,332
FMC Corp.[2]	4,090	200,410
Fuller (H.B.) Co.	3,366	102,057
Georgia Gulf Corp.	3,948	145,721
Grace (W.R.) & Co.[2]	6,465	60,642
Great Lakes Chemical Corp.	6,048	187,730
Hercules Inc.[2]	12,009	158,879
MacDermid Inc.	2,983	90,534
NL Industries Inc.[2]	879	14,134
OM Group Inc.[2]	3,335	73,170
PolyOne Corp.[2]	10,782	83,237
Schulman (A.) Inc.	3,539	59,101
Sensient Technologies Corp.	5,166	103,372
Spartech Corp.[1]	3,776	73,519
Terra Industries Inc.[1,2]	10,941	75,493
Westlake Chemical Corp.	1,418	37,223

		1,908,333

COMMERCIAL SERVICES – 2.02%
Banta Corp.	2,934	122,172
Central Parking Corp.	2,649	43,311
Consolidated Graphics Inc.[2]	1,415	64,949
Dollar Thrifty Automotive Group Inc.[2]	2,758	93,358
Quanta Services Inc.[2]	11,888	94,866
Stewart Enterprises Inc. Class A	11,295	60,993
United Rentals Inc.[2]	7,873	144,784
Viad Corp.	2,605	67,079

		691,512

COMPUTERS – 1.20%
Imation Corp.	4,250	148,198
Maxtor Corp.[2]	29,480	142,978
MTS Systems Corp.	2,350	68,056
Quantum Corp.[2]	21,229	50,950

		410,182

COSMETICS & PERSONAL CARE – 0.15%
Revlon Inc. Class A2	17,456	51,321

		51,321

DISTRIBUTION & WHOLESALE – 0.85%
Handleman Co.	2,708	46,984
Owens & Minor Inc.	4,703	136,434
Watsco Inc.	2,467	107,043

		290,461

DIVERSIFIED FINANCIAL SERVICES – 0.17%
W.P. Stewart & Co. Ltd.[1]	2,603	57,474

		57,474

ELECTRIC – 6.50%
ALLETE Inc.	3,158	131,594
Aquila Inc.[2]	27,734	95,405
Avista Corp.	5,697	95,653
Black Hills Corp.	3,881	133,041
Calpine Corp.[1,2]	53,096	95,042
CH Energy Group Inc.	1,856	79,158
Cleco Corp.	5,908	120,641
CMS Energy Corp.[2]	25,070	323,904
Duquesne Light Holdings Inc.[1]	9,137	160,720
El Paso Electric Co.[2]	5,600	109,256
Empire District Electric Co. (The)	3,002	66,284
IDACORP Inc.	4,985	134,495
MGE Energy Inc.	2,385	79,468
Otter Tail Corp.	3,022	74,160
PNM Resources Inc.	6,547	181,025
Sierra Pacific Resources Corp.[1,2]	13,996	151,437
UIL Holdings Corp.	1,554	79,782
UniSource Energy Corp.	3,791	118,469

		2,229,534

ELECTRICAL COMPONENTS & EQUIPMENT – 0.13%
GrafTech International Ltd.[2]	11,458	43,655

		43,655

ELECTRONICS – 0.33%
Cubic Corp.[1]	1,877	33,016
Woodward Governor Co.	1,131	79,803

		112,819

ENGINEERING & CONSTRUCTION – 1.48%
Granite Construction Inc.	3,805	85,917
Shaw Group Inc. (The)[2]	9,149	165,322
URS Corp.[2]	4,654	143,111
Washington Group International Inc.[2]	2,736	113,352

		507,702

78	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
ENTERTAINMENT – 0.14%
Magna Entertainment Corp. Class A1,2	2,684	$14,064
Six Flags Inc.[2]	8,703	33,942

		48,006

FOOD – 1.93%
Chiquita Brands International Inc.	4,562	114,278
Corn Products International Inc.	8,803	193,842
Fresh Del Monte Produce Inc.	2,949	85,226
Lance Inc.	3,421	56,378
Ruddick Corp.	4,113	92,378
Sanderson Farms Inc.	2,334	84,584
Weis Markets Inc.	902	34,186

		660,872

FOREST PRODUCTS & PAPER – 1.44%
Glatfelter Co.	4,506	53,757
Longview Fibre Co.	6,009	111,046
Potlatch Corp.	3,520	166,250
Rock-Tenn Co. Class A	3,655	37,098
Schweitzer-Mauduit International Inc.	1,749	51,106
Wausau-Mosinee Paper Corp.	5,707	75,732

		494,989

GAS – 5.18%
Atmos Energy Corp.	9,096	239,225
Laclede Group Inc. (The)	2,319	63,471
New Jersey Resources Corp.	3,307	143,392
Nicor Inc.	5,248	194,019
Northwest Natural Gas Co.[1]	3,212	114,026
Peoples Energy Corp.	4,488	177,725
Piedmont Natural Gas Co.	8,571	196,704
South Jersey Industries Inc.	1,624	88,264
Southern Union Co.[2]	11,762	281,582
Southwest Gas Corp.	4,154	101,648
WGL Holdings Inc.[1]	5,806	175,980

		1,776,036

HAND & MACHINE TOOLS – 0.78%
Kennametal Inc.	4,341	196,647
Regal-Beloit Corp.	2,703	71,494

		268,141

HEALTH CARE - PRODUCTS – 0.12%
Datascope Corp.	1,461	41,960

		41,960

HEALTH CARE - SERVICES – 0.71%
Beverly Enterprises Inc.[2]	11,909	139,573
Kindred Healthcare Inc.[1,2]	3,136	103,174

		242,747

HOLDING COMPANIES - DIVERSIFIED – 0.43%
Walter Industries Inc.	4,289	147,113

		147,113

HOME BUILDERS – 1.02%
Beazer Homes USA Inc.[1]	4,542	207,115
Champion Enterprises Inc.[2]	8,535	80,570
M/I Homes Inc.	1,345	61,467

		349,152

HOME FURNISHINGS – 0.90%
Furniture Brands International Inc.	6,065	117,540
Kimball International Inc. Class B	2,881	32,815
La-Z-Boy Inc.[1]	6,185	73,230
Maytag Corp.[1]	8,647	83,789

		307,374

HOUSEHOLD PRODUCTS & WARES – 0.71%
Blyth Inc.	3,519	96,456
Russ Berrie & Co. Inc.	1,240	16,033
Tupperware Corp.[1]	6,236	131,580

		244,069

INSURANCE – 6.57%
Alfa Corp.	4,355	60,012
Allmerica Financial Corp.[2]	6,333	212,599
AmerUs Group Co.[1]	4,653	218,738
Argonaut Group Inc.[2]	3,255	64,026
Assured Guaranty Ltd.	5,881	112,092
Commerce Group Inc.	3,555	210,029
Delphi Financial Group Inc. Class A	3,236	134,359
FBL Financial Group Inc. Class A	1,466	38,409
Harleysville Group Inc.	1,580	32,848
Horace Mann Educators Corp.	5,030	82,391
Infinity Property & Casualty Corp.	2,410	78,205
LandAmerica Financial Group Inc.	2,004	99,398
Max Reinsurance Capital Ltd.	2,297	50,419
Odyssey Re Holdings Corp.[1]	1,488	33,837
Ohio Casualty Corp.[2]	7,327	171,818
Phoenix Companies Inc.[1]	10,765	121,967

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
Platinum Underwriters Holdings Ltd.[1]	4,671	$138,262
Presidential Life Corp.	2,530	36,710
Selective Insurance Group Inc.	3,323	146,710
Stewart Information Services Corp.	2,005	72,220
United Fire & Casualty Co.	1,605	54,377
Zenith National Insurance Corp.	1,448	83,274

		2,252,700

INTERNET – 0.74%
CMGI Inc.[2]	54,497	95,915
EarthLink Inc.[2]	17,296	158,777

		254,692

INVESTMENT COMPANIES – 0.19%
MCG Capital Corp.[1]	4,257	65,686

		65,686

IRON & STEEL – 1.47%
AK Steel Holding Corp.[2]	12,145	88,051
Allegheny Technologies Inc.	9,241	206,998
Carpenter Technology Corp.	2,597	143,614
Schnitzer Steel Industries Inc. Class A	2,694	66,353

		505,016

LEISURE TIME – 0.35%
Arctic Cat Inc.	1,648	39,025
Callaway Golf Co.[1]	7,656	82,532

		121,557

LODGING – 0.50%
La Quinta Corp.[2]	19,544	170,033

		170,033

MACHINERY – 1.03%
AGCO Corp.[2]	10,746	184,831
Albany International Corp. Class A	3,318	104,052
NACCO Industries Inc.	635	66,135

		355,018

MANUFACTURING – 2.17%
Acuity Brands Inc.	5,094	121,798
Barnes Group Inc.	2,042	58,708
Griffon Corp.[2]	3,123	59,930
Hexcel Corp.[2]	5,903	96,809
Jacuzzi Brands Inc.[2]	8,877	80,337
Lancaster Colony Corp.	3,374	140,223
Smith (A.O.) Corp.	2,285	65,123
Trinity Industries Inc.[1]	5,181	120,976

		743,904

MEDIA – 1.58%
Charter Communications Inc. Class A1,2	30,865	35,803
Insight Communications Co. Inc.[2]	5,982	67,058
Journal Communications Inc. Class A	3,177	48,926
Journal Register Co.[2]	4,936	78,088
Readers Digest Association Inc. (The)	10,303	175,151
Scholastic Corp.[1,2]	3,301	115,040
World Wrestling Entertainment Inc.	2,189	23,400

		543,466

METAL FABRICATE & HARDWARE – 1.36%
Commercial Metals Co.	7,015	178,953
Mueller Industries Inc.	3,725	96,478
Quanex Corp.	2,974	150,068
Valmont Industries Inc.	1,822	42,380

		467,879

MINING – 0.75%
Compass Minerals International Inc.	3,632	87,713
Stillwater Mining Co.[2]	5,139	37,515
USEC Inc.	10,050	132,158

		257,386

OFFICE & BUSINESS EQUIPMENT – 0.35%
IKON Office Solutions Inc.	14,084	121,827

		121,827

OIL & GAS – 2.86%
Cabot Oil & Gas Corp.	5,900	173,696
Harvest Natural Resources Inc.[2]	4,238	45,728
Holly Corp.	2,889	99,006
Houston Exploration Co.[2]	3,366	171,464
KCS Energy Inc.[1,2]	5,756	80,814
Stone Energy Corp.[2]	3,004	135,000
Swift Energy Co.[2]	3,288	86,573
Vintage Petroleum Inc.	6,479	187,178

		979,459

OIL & GAS SERVICES – 0.51%
Hanover Compressor Co.[2]	7,911	82,037
Veritas DGC Inc.[2]	3,693	94,541

		176,578

80	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
PACKAGING & CONTAINERS – 0.50%
Greif Inc. Class A	1,312	$91,013
Silgan Holdings Inc.	1,321	80,819

		171,832

PHARMACEUTICALS – 0.53%
Abgenix Inc.[2]	9,188	64,040
Alpharma Inc. Class A	4,775	45,076
Medarex Inc.[2]	10,053	71,175

		180,291

REAL ESTATE INVESTMENT TRUSTS – 15.32%
Alexandria Real Estate Equities Inc.	2,318	159,525
American Financial Realty Trust[1]	13,154	201,651
American Home Mortgage Investment Corp.	4,274	139,760
AMLI Residential Properties Trust	2,983	83,285
Anthracite Capital Inc.	6,258	69,526
Bedford Property Investors Inc.	1,790	38,109
Brandywine Realty Trust	6,391	180,865
CarrAmerica Realty Corp.	6,470	213,769
Colonial Properties Trust	4,492	173,616
Commercial Net Lease Realty Inc.	6,103	115,835
Crescent Real Estate Equities Co.	11,854	199,147
CRT Properties Inc.	3,673	84,810
EastGroup Properties Inc.	2,475	92,813
Equity One Inc.	4,275	89,519
FelCor Lodging Trust Inc.[1,2]	5,499	67,308
First Industrial Realty Trust Inc.[1]	4,917	187,829
Gables Residential Trust[1]	3,503	128,385
Getty Realty Corp.	2,273	57,348
Glenborough Realty Trust Inc.[1]	4,227	86,823
Healthcare Realty Trust Inc.	5,602	216,293
Highwoods Properties Inc.	6,394	179,863
Home Properties Inc.	3,968	166,061
Impac Mortgage Holdings Inc.[1]	8,876	162,608
Kilroy Realty Corp.	3,396	148,167
Lexington Corporate Properties Trust	5,777	132,755
MFA Mortgage Investments Inc.	9,683	69,524
Mid-America Apartment Communities Inc.	2,399	91,714
National Health Investors Inc.	2,726	71,421
Nationwide Health Properties Inc.	7,932	169,983
Newcastle Investment Corp.	4,867	143,528
Novastar Financial Inc.[1]	3,169	113,133
Omega Healthcare Investors Inc.	6,179	69,328
Parkway Properties Inc.	1,660	75,696
Post Properties Inc.	4,751	154,788
Prentiss Properties Trust[1]	4,598	152,746
PS Business Parks Inc.	1,927	77,774
RAIT Investment Trust	2,968	80,522
Redwood Trust Inc.	2,749	137,780
Saul Centers Inc.	1,246	41,741
Senior Housing Properties Trust	7,159	123,851
Sovran Self Storage Inc.	1,857	79,387
Sun Communities Inc.	2,234	77,855
Washington Real Estate Investment Trust[1]	4,991	148,782

		5,255,223

RETAIL – 6.04%
Asbury Automotive Group Inc.[2]	1,780	24,457
Blockbuster Inc.	13,051	129,205
Bob Evans Farms Inc.	4,154	84,742
Brown Shoe Co. Inc.	2,014	62,233
Buckle Inc. (The)	968	33,299
Burlington Coat Factory Warehouse Corp.	2,331	64,219
Casey’s General Store Inc.	5,522	93,211
Cato Corp. Class A	2,368	60,858
Charming Shoppes Inc.[2]	12,548	93,357
Dillard’s Inc. Class A	8,249	191,954
Domino’s Pizza Inc.	2,848	51,720
Group 1 Automotive Inc.[2]	2,362	59,404
Jack in the Box Inc.[2]	4,358	159,328
Jo-Ann Stores Inc.[2]	2,504	63,351
Landry’s Restaurants Inc.[1]	2,705	70,330
Lone Star Steakhouse & Saloon Inc.	2,121	60,130
Longs Drug Stores Corp.[1]	3,593	130,606
Papa John’s International Inc.[2]	1,419	48,643
Payless ShoeSource Inc.[2]	7,998	109,253
Pep Boys-Manny, Moe & Jack Inc.[1]	6,807	96,523
Ryan’s Restaurant Group Inc.[2]	4,898	62,107
Sonic Automotive Inc.	3,442	67,704
Talbots Inc. (The)	2,773	70,850

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2005

Security	Shares	Value
TBC Corp.[2]	2,441	$63,857
Triarc Companies Inc.	1,774	24,570
Triarc Companies Inc. Class B	2,241	28,774
United Auto Group Inc.	2,363	66,967

		2,071,652

SAVINGS & LOANS – 2.36%
Anchor BanCorp Wisconsin Inc.	2,543	67,186
Commercial Federal Corp.	4,751	124,049
Dime Community Bancshares	3,968	58,885
Downey Financial Corp.	2,485	160,854
FirstFed Financial Corp.[2]	1,932	97,817
Flagstar Bancorp Inc.[1]	3,641	69,325
MAF Bancorp Inc.	3,892	157,159
PFF Bancorp Inc.	2,647	73,904

		809,179

SEMICONDUCTORS – 0.21%
Axcelis Technologies Inc.[1,2]	11,759	73,023

		73,023

SOFTWARE – 0.63%
Sybase Inc.[2]	11,421	216,200

		216,200

TELECOMMUNICATIONS – 1.81%
Black Box Corp.	2,066	67,186
CIENA Corp.[2]	68,052	156,520
Cincinnati Bell Inc.[2]	28,862	115,448
IDT Corp.[2]	2,196	29,558
IDT Corp. Class B2	5,217	73,351
3Com Corp.[2]	46,995	148,034
Wireless Facilities Inc.[2]	5,544	29,328

		619,425

TRANSPORTATION – 1.82%
Alexander & Baldwin Inc.	5,199	211,755
Arkansas Best Corp.	2,641	83,271
General Maritime Corp.[1,2]	4,236	185,749
USF Corp.[1]	3,342	142,469

		623,244

TRUCKING & LEASING – 0.64%
AMERCO	1,054	48,421
GATX Corp.	5,195	169,980

		218,401

Security	Shares or Principal	Value
WATER – 0.19%
California Water Service Group	2,002	$66,486

		66,486

TOTAL COMMON STOCKS (Cost: $36,976,061)		34,261,315

SHORT-TERM INVESTMENTS – 12.27%

COMMERCIAL PAPER[3] – 3.28%
Alpine Securitization Corp.
2.80%, 05/04/05	$54,106	54,098
Amstel Funding Corp.
2.95%, 08/19/05	7,864	7,793
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	21,378	21,356
ANZ National Bank Ltd.
2.94%, 08/15/05	9,459	9,378
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	28,377	28,304
Bryant Park Funding LLC
2.75%, 05/03/05	3,784	3,783
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	62,742	62,727
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	23,648	23,493
Chariot Funding LLC
2.99%, 05/20/05	4,498	4,491
Charta LLC
2.99%, 06/16/05 - 06/21/05	39,728	39,572
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	67,160	67,078
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	34,999	34,915
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	33,107	33,054

82	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2005

Security	Principal	Value
DEPFA Bank PLC
2.28%, 05/03/05	$9,459	$9,459
Deutsche Bank Financial LLC
2.80%, 05/03/05	56,755	56,751
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	64,322	64,162
Fairway Finance LLC
3.15%, 09/15/05	16,829	16,629
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	37,902	37,857
Ford Credit Auto Receivables
2.74%, 05/04/05	9,270	9,269
Fortis Funding LLC
2.35%, 05/09/05	26,486	26,474
Gemini Securitization Corp.
3.02%, 06/27/05	1,892	1,883
General Electric Capital Corp.
2.74%, 07/07/05	9,459	9,412
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	41,620	41,563
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	56,755	56,204
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	76,369	76,218
Kitty Hawk Funding Corp.
2.88%, 05/04/05	14,286	14,284
Moat Funding LLC
2.74%, 05/02/05	13,243	13,243
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	24,594	24,591
Nordea North America Inc.
2.74%, 07/11/05	9,459	9,409
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	12,297	12,272
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	30,582	30,550
Santander Central Hispano
2.75%, 07/08/05	23,648	23,528
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	55,814	55,723
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	65,268	65,264
Sydney Capital Corp.
2.81%, 05/04/05	6,243	6,242
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	52,025	52,003
UBS Finance (Delaware)
2.79%, 05/04/05	15,135	15,132
Windmill Funding Corp.
2.80%, 05/04/05	5,846	5,845

		1,124,009

FLOATING RATE NOTES[3] – 4.44%
Allstate Life Global Funding II
2.91%, 03/08/06[4]	8,702	8,703
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	66,214	66,223
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	12,297	12,295
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06[4]	72,646	72,650
BMW US Capital LLC
2.92%, 04/18/06[4]	18,918	18,918
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	64,322	64,313
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06[4]	49,188	49,186

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2005

Security	Principal	Value
Commodore CDO Ltd.
3.08%, 12/12/05	$4,730	$4,730
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	56,755	56,750
DEPFA Bank PLC
2.99%, 03/15/06	18,918	18,918
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06[4]	41,053	41,055
Fairway Finance LLC
2.94%, 06/20/05	9,459	9,459
Fifth Third Bancorp
2.98%, 02/23/06[4]	37,837	37,837
Five Finance Inc.
3.01%, 02/27/06[4]	9,459	9,460
General Electric Capital Corp.
3.01%, 05/09/06	8,513	8,524
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	5,443	5,443
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	12,297	12,297
Hartford Life Global Funding Trust
2.94%, 04/15/06	18,918	18,918
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	56,755	56,754
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06[4]	85,132	85,135
Leafs LLC
2.99%, 01/20/06 - 02/21/06[4]	19,864	19,864
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06[4]	39,728	39,743
Lothian Mortgages PLC
3.01%, 01/24/06[4]	28,377	28,377
Marshall & Ilsley Corp.
3.09%, 02/20/06	18,918	18,937
MetLife Global Funding I
2.86%, 05/05/06[4]	28,377	28,377
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	47,296	47,294
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06[4]	69,998	70,010
Norddeutsche Landesbank
3.11%, 07/27/05	18,918	18,917
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06[4]	56,755	56,755
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	67,160	67,160
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	25,682	25,673
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06[4]	10,405	10,404
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06[4]	96,483	96,481
Societe Generale
2.99%, 03/30/06	16,081	16,076
SunTrust Bank
3.17%, 04/28/06	28,377	28,377
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05[4]	51,269	51,267
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	51,532	51,533
Wells Fargo & Co.
2.92%, 05/15/06[4]	9,459	9,460
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06[4]	66,214	66,210
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06[4]	81,160	81,156

84	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2005

Security	Shares or Principal	Value
Windmill Funding Corp.
2.78%, 05/03/05	$13,243	$13,242
Winston Funding Ltd.
3.22%, 07/23/05[4]	13,508	13,508
World Savings Bank
2.86%, 09/09/05	6,621	6,621

		1,523,010

MONEY MARKET FUNDS – 0.28%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	75,673	75,673
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	10,827	10,827
BlackRock Temp Cash Money Market Fund[3]	2,740	2,740
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	7,665	7,665

		96,905

REPURCHASE AGREEMENTS[3] – 2.52%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $473,075 and an effective yield of 2.97%.[6]	$472,958	472,958
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $230,041 and effective yields of 2.96% - 3.00%.[6]	229,984	229,984
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $160,628 and effective yields of 2.96% - 3.00%.[6]	160,588	160,588

		863,530

TIME DEPOSITS[3] – 1.64%
American Express Centurion Bank
3.00%, 05/25/05	47,296	47,296

Security	Principal	Value
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	$27,432	$27,431
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	26,486	26,485
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	24,594	24,593
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	36,891	36,891
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	33,107	33,107
HBOS Treasury Services PLC
3.39%, 12/14/05	11,351	11,351
Natexis Banques
2.98%, 08/18/05	18,918	18,918
Norddeutsche Landesbank
2.11%, 06/07/05	18,918	18,918
Societe Generale
2.81%, 05/03/05	13,243	13,243
SunTrust Bank
2.68%, 05/03/05	18,918	18,918
Svenska Handelsbanken AB
3.00%, 06/20/05	9,459	9,459
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	57,701	57,699
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	15,135	15,135
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	122,023	122,023
Wells Fargo Bank N.A.
3.04%, 06/29/05	56,755	56,755
World Savings Bank
2.75%, 05/03/05	26,486	26,486

		564,708

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2005

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES[3] – 0.11%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	$9,431	$9,416
Federal National Mortgage Association
2.33%, 07/22/05	28,377	28,229

		37,645

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,209,807)		4,209,807

TOTAL INVESTMENTS IN SECURITIES – 112.16% (Cost: $41,185,868)		38,471,122
Other Assets, Less Liabilities – (12.16%)		(4,169,717)

NET ASSETS – 100.00%		$34,301,405

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

See notes to financial statements.

86	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2005

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$56,995,430	$54,966,189	$58,428,102	$68,820,127	$34,470,507

Affiliated issuers[a]	$80,082	$67,229	$106,460	$128,352	$55,773

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$56,832,167	$52,499,062	$59,083,110	$67,512,773	$33,561,958
Affiliated issuers[a]	80,082	67,229	106,460	128,352	55,773
Receivables:
Dividends and interest	38,855	7,002	150,004	32,141	7,335

Total Assets	56,951,104	52,573,293	59,339,574	67,673,266	33,625,066

LIABILITIES
Payables:
Investment securities purchased	—	—	98,417	—	—
Collateral for securities on loan (Note 5)	3,662,929	3,077,875	3,907,227	4,608,497	2,328,155
Investment advisory fees (Note 2)	8,323	10,026	10,809	11,718	8,050

Total Liabilities	3,671,252	3,087,901	4,016,453	4,620,215	2,336,205

NET ASSETS	$53,279,852	$49,485,392	$55,323,121	$63,053,051	$31,288,861

Net assets consist of:
Paid-in capital	$53,502,129	$52,885,133	$54,536,837	$64,457,831	$32,280,538
Undistributed net investment income	40,376	—	161,725	43,655	3,438
Accumulated net realized loss	(99,390)	(932,614)	(30,449)	(141,081)	(86,566)
Net unrealized appreciation (depreciation)	(163,263)	(2,467,127)	655,008	(1,307,354)	(908,549)

NET ASSETS	$53,279,852	$49,485,392	$55,323,121	$63,053,051	$31,288,861

Shares outstanding	850,000	900,000	850,000	1,000,000	500,000

Net asset value per share	$62.68	$54.98	$65.09	$63.05	$62.58

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $3,565,551, $2,997,674, $3,810,954, $4,478,356 and $2,238,316, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2005

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$35,584,616	$45,951,033	$32,959,128	$41,099,368

Affiliated issuers[a]	$93,625	$127,538	$103,351	$86,500

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$35,946,314	$42,853,895	$29,830,498	$38,384,622
Affiliated issuers[a]	93,625	127,538	103,351	86,500
Receivables:
Investment securities sold	67,728	—	—	—
Dividends and interest	35,320	13,571	2,471	37,460

Total Assets	36,142,987	42,995,004	29,936,320	38,508,582

LIABILITIES
Payables:
Investment securities purchased	—	—	121,668	—
Collateral for securities on loan (Note 5)	2,718,210	5,666,613	4,428,139	4,198,980
Investment advisory fees (Note 2)	8,016	7,941	6,487	8,197

Total Liabilities	2,726,226	5,674,554	4,556,294	4,207,177

NET ASSETS	$33,416,761	$37,320,450	$25,380,026	$34,301,405

Net assets consist of:
Paid-in capital	$32,988,117	$40,471,470	$28,571,829	$37,054,567
Undistributed net investment income	84,702	3,824	—	45,074
Accumulated net realized loss	(17,756)	(57,706)	(63,173)	(83,490)
Net unrealized appreciation (depreciation)	361,698	(3,097,138)	(3,128,630)	(2,714,746)

NET ASSETS	$33,416,761	$37,320,450	$25,380,026	$34,301,405

Shares outstanding	500,000	600,000	450,000	550,000

Net asset value per share	$66.83	$62.20	$56.40	$62.37

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $2,643,130, $5,481,814, $4,273,693 and $3,949,875, respectively. See Note 5.

See notes to financial statements.

88	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Period Ended April 30, 2005a

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
NET INVESTMENT INCOME
Dividends[b]	$434,683	$437,066	$889,163	$351,490	$69,790
Interest from affiliated issuers[c]	485	360	607	500	168
Securities lending income[d]	1,190	990	1,004	1,914	4,229

Total investment income	436,358	438,416	890,774	353,904	74,187

EXPENSES (Note 2)
Investment advisory fees	57,122	63,800	71,808	64,589	57,063

Total expenses	57,122	63,800	71,808	64,589	57,063

Net investment income	379,236	374,616	818,966	289,315	17,124

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(104,759)	(932,614)	(37,189)	(152,545)	(93,919)
In-kind redemptions	985,909	—	960,289	1,251,180	1,575,766

Net realized gain (loss)	881,150	(932,614)	923,100	1,098,635	1,481,847

Net change in unrealized appreciation (depreciation)	(163,263)	(2,467,127)	655,008	(1,307,354)	(908,549)

Net realized and unrealized gain (loss)	717,887	(3,399,741)	1,578,108	(208,719)	573,298

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,097,123	$(3,025,125)	$2,397,074	$80,596	$590,422

[a]	For the period from June 28, 2004 (commencement of operations) to April 30, 2005.
[b]	Net of foreign withholding tax of $–, $–, $–, $416 and $156, respectively.
[c]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[d]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Operations (Continued)

iSHARES® TRUST

Period Ended April 30, 2005a

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
NET INVESTMENT INCOME
Dividends[b]	$459,506	$270,117	$20,351	$411,931
Interest	—	32	—	—
Interest from affiliated issuers[c]	343	460	158	288
Securities lending income[d]	2,080	7,982	6,551	8,664

Total investment income	461,929	278,591	27,060	420,883

EXPENSES (Note 2)
Investment advisory fees	49,215	64,908	43,729	50,132

Total expenses	49,215	64,908	43,729	50,132

Net investment income (loss)	412,714	213,683	(16,669)	370,751

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(35,681)	(193,967)	(405,905)	(125,147)
In-kind redemptions	1,075,103	1,953,913	1,085,851	1,608,849

Net realized gain	1,039,422	1,759,946	679,946	1,483,702

Net change in unrealized appreciation (depreciation)	361,698	(3,097,138)	(3,128,630)	(2,714,746)

Net realized and unrealized gain (loss)	1,401,120	(1,337,192)	(2,448,684)	(1,231,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,813,834	$(1,123,509)	$(2,465,353)	$(860,293)

[a]	For the period from June 28, 2004 (commencement of operations) to April 30, 2005.
[b]	Net of foreign withholding tax of $–, $247, $80 and $–, respectively.
[c]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[d]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

90	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
	For the period June 28, 2004[a] to April 30, 2005	For the period June 28, 2004[a] to April 30, 2005	For the period June 28, 2004[a] to April 30, 2005	For the period June 28, 2004[a] to April 30, 2005	For the period June 28, 2004[a] to April 30, 2005
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$379,236	$374,616	$818,966	$289,315	$17,124
Net realized gain (loss)	881,150	(932,614)	923,100	1,098,635	1,481,847
Net change in unrealized appreciation (depreciation)	(163,263)	(2,467,127)	655,008	(1,307,354)	(908,549)

Net increase (decrease) in net assets resulting from operations	1,097,123	(3,025,125)	2,397,074	80,596	590,422

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(338,696)	(374,616)	(656,659)	(237,760)	(13,686)
Return of capital	—	(1,659)	—	—	—

Total distributions to shareholders	(338,696)	(376,275)	(656,659)	(237,760)	(13,686)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	58,919,622	52,886,792	60,097,806	69,783,765	40,533,114
Cost of shares redeemed	(6,398,197)	—	(6,515,100)	(6,573,550)	(9,820,989)

Net increase in net assets from capital share transactions	52,521,425	52,886,792	53,582,706	63,210,215	30,712,125

INCREASE IN NET ASSETS	53,279,852	49,485,392	55,323,121	63,053,051	31,288,861

NET ASSETS:
Beginning of period	—	—	—	—	—

End of period	$53,279,852	$49,485,392	$55,323,121	$63,053,051	$31,288,861

Undistributed net investment income included in net assets at end of period	$40,376	$—	$161,725	$43,655	$3,438

SHARES ISSUED AND REDEEMED:
Shares sold	950,000	900,000	950,000	1,100,000	650,000
Shares redeemed	(100,000)	—	(100,000)	(100,000)	(150,000)

Net increase in shares outstanding	850,000	900,000	850,000	1,000,000	500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
	For the period June 28, 2004[a] to April 30, 2005	For the period June 28, 2004[a] to April 30, 2005	For the period June 28, 2004[a] to April 30, 2005	For the period June 28, 2004[a] to April 30, 2005
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$412,714	$213,683	$(16,669)	$370,751
Net realized gain	1,039,422	1,759,946	679,946	1,483,702
Net change in unrealized appreciation (depreciation)	361,698	(3,097,138)	(3,128,630)	(2,714,746)

Net increase (decrease) in net assets resulting from operations	1,813,834	(1,123,509)	(2,465,353)	(860,293)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(315,275)	(170,179)	—	(297,321)
Return of capital	—	(14,737)	—	—

Total distributions to shareholders	(315,275)	(184,916)	—	(297,321)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	38,663,567	73,200,367	39,885,637	55,177,512
Cost of shares redeemed	(6,745,365)	(34,571,492)	(12,040,258)	(19,718,493)

Net increase in net assets from capital share transactions	31,918,202	38,628,875	27,845,379	35,459,019

INCREASE IN NET ASSETS	33,416,761	37,320,450	25,380,026	34,301,405

NET ASSETS:
Beginning of period	—	—	—	—

End of period	$33,416,761	$37,320,450	$25,380,026	$34,301,405

Undistributed net investment income included in net assets at end of period	$84,702	$3,824	$—	$45,074

SHARES ISSUED AND REDEEMED:
Shares sold	600,000	1,150,000	650,000	850,000
Shares redeemed	(100,000)	(550,000)	(200,000)	(300,000)

Net increase in shares outstanding	500,000	600,000	450,000	550,000

[a]	Commencement of operations.

See notes to financial statements.

92	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

Period Ended April 30, 2005a

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
Net asset value, beginning of period	$59.92	$59.96	$60.13	$59.61	$59.33

Income from investment operations:
Net investment income	0.65	0.80	1.41	0.46	0.04
Net realized and unrealized gain (loss)	2.71	(4.98)	4.77	3.39	3.24

Total from investment operations	3.36	(4.18)	6.18	3.85	3.28

Less distributions from:
Net investment income	(0.60)	(0.80)	(1.22)	(0.41)	(0.03)
Return of capital	—	(0.00)[e]	—	—	—

Total distributions	(0.60)	(0.80)	(1.22)	(0.41)	(0.03)

Net asset value, end of period	$62.68	$54.98	$65.09	$63.05	$62.58

Total return	5.62%[b]	(7.04)%[b]	10.33%[b]	6.46%[b]	5.52%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$53,280	$49,485	$55,323	$63,053	$31,289
Ratio of expenses to average net assets[c]	0.20%	0.25%	0.25%	0.25%	0.30%
Ratio of net investment income to average net assets[c]	1.33%	1.48%	2.85%	1.12%	0.09%
Portfolio turnover rate[d]	4%	19%	2%	3%	11%

[a]	For the period from June 28, 2004 (commencement of operations) to April 30, 2005.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

Period Ended April 30, 2005a

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
Net asset value, beginning of period	$59.91	$59.83	$59.59	$59.97

Income from investment operations:
Net investment income (loss)	1.23	0.43	(0.04)	1.19
Net realized and unrealized gain (loss)	6.73	2.32	(3.15)	2.27

Total from investment operations	7.96	2.75	(3.19)	3.46

Less distributions from:
Net investment income	(1.04)	(0.35)	—	(1.06)
Return of capital	—	(0.03)	—	—

Total distributions	(1.04)	(0.38)	—	(1.06)

Net asset value, end of period	$66.83	$62.20	$56.40	$62.37

Total return	13.33%[b]	4.56%[b]	(5.36)%[b]	5.72%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$33,417	$37,320	$25,380	$34,301
Ratio of expenses to average net assets[c]	0.30%	0.25%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets[c]	2.52%	0.82%	(0.11)%	2.22%
Portfolio turnover rate[d]	7%	16%	26%	10%

[a]	For the period from June 28, 2004 (commencement of operations) to April 30, 2005.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

94	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

I. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2005, the Trust offered 74 investment portfolios or funds.

These financial statements relate only to the iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each a “Fund,” collectively the “Funds”). The Funds commenced operations on June 28, 2004.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Morningstar Large Core, iShares Morningstar Large Growth and iShares Morningstar Large Value Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2005, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Morningstar Large Core	$40,286	$(167,057)	$(95,506)	$(222,277)
Morningstar Large Growth	—	(2,567,535)	(832,206)	(3,399,741)
Morningstar Large Value	161,475	643,660	(18,851)	786,284
Morningstar Mid Core	43,111	(1,331,569)	(116,322)	(1,404,780)
Morningstar Mid Growth	3,438	(923,734)	(71,381)	(991,677)
Morningstar Mid Value	79,964	358,422	(9,742)	428,644
Morningstar Small Core	—	(3,108,711)	(42,309)	(3,151,020)
Morningstar Small Growth	—	(3,147,691)	(44,112)	(3,191,803)
Morningstar Small Value	38,737	(2,721,101)	(70,798)	(2,753,162)

For the period ended April 30, 2005, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended April 30, 2005.

96	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2004 to April 30, 2005, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending April 30, 2006, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Morningstar Large Core	$55,807
Morningstar Large Growth	778,091
Morningstar Mid Core	96,296
Morningstar Mid Growth	56,518
Morningstar Small Core	29,815
Morningstar Small Growth	6,865
Morningstar Small Value	52,120

The Funds had tax basis net capital loss carryforwards as of April 30, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2013	Total
Morningstar Large Core	$39,699	$39,699
Morningstar Large Growth	54,115	54,115
Morningstar Large Value	18,851	18,851
Morningstar Mid Core	20,026	20,026
Morningstar Mid Growth	14,863	14,863
Morningstar Mid Value	9,742	9,742
Morningstar Small Core	12,494	12,494
Morningstar Small Growth	37,247	37,247
Morningstar Small Value	18,678	18,678

The net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until the respective expiration dates, whichever occurs first.

For the period ended April 30, 2005, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. This reclassification has no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended April 30, 2005 are disclosed in the Funds’ Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of April 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large Core	$57,079,306	$2,186,422	$(2,353,479)	$(167,057)
Morningstar Large Growth	55,133,826	990,361	(3,557,896)	(2,567,535)
Morningstar Large Value	58,545,910	2,215,635	(1,571,975)	643,660
Morningstar Mid Core	68,972,694	2,233,233	(3,564,802)	(1,331,569)
Morningstar Mid Growth	34,541,465	1,683,730	(2,607,464)	(923,734)
Morningstar Mid Value	35,681,517	1,464,325	(1,105,903)	358,422
Morningstar Small Core	46,090,144	1,245,437	(4,354,148)	(3,108,711)
Morningstar Small Growth	33,081,540	894,619	(4,042,310)	(3,147,691)
Morningstar Small Value	41,192,223	583,079	(3,304,180)	(2,721,101)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of April 30, 2005, a portion of the cash collateral for securities on loan for certain Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Morningstar Large Core	0.20%
Morningstar Large Growth	0.25
Morningstar Large Value	0.25
Morningstar Mid Core	0.25
Morningstar Mid Growth	0.30
Morningstar Mid Value	0.30
Morningstar Small Core	0.25
Morningstar Small Growth	0.30
Morningstar Small Value	0.30

98	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended April 30, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Morningstar Large Core	$1,190
Morningstar Large Growth	990
Morningstar Large Value	1,004
Morningstar Mid Core	1,914
Morningstar Mid Growth	4,229
Morningstar Mid Value	2,080
Morningstar Small Core	7,982
Morningstar Small Growth	6,551
Morningstar Small Value	8,664

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the period ended April 30, 2005, BGIS did not receive any brokerage commissions from the Funds.

As defined in Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund did not execute any portfolio transactions with or on behalf of such Fund during the period ended April 30, 2005.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	99

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the period ended April 30, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Morningstar Large Core
IMMF	—	3,130	3,116	14	$14,069	$485
Morningstar Large Growth
IMMF	—	2,523	2,511	12	11,760	360
Morningstar Large Value
IMMF	—	3,600	3,564	36	36,045	607
Morningstar Mid Core
IMMF	—	3,663	3,618	45	45,298	500
Morningstar Mid Growth
IMMF	—	1,242	1,228	14	13,815	168
Morningstar Mid Value
IMMF	—	2,294	2,249	45	44,638	343
Morningstar Small Core
IMMF	—	2,854	2,829	25	25,415	460
Morningstar Small Growth
IMMF	—	945	921	24	23,548	158
Morningstar Small Value
IMMF	—	1,999	1,988	11	10,827	288

During the period ended April 30, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of April 30, 2005, certain trustees and officers of the Trust are also officers of BGI.

100	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended April 30, 2005 were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$2,028,272	$1,446,684
Morningstar Large Growth	5,773,112	5,755,385
Morningstar Large Value	1,125,538	780,162
Morningstar Mid Core	1,241,346	1,098,943
Morningstar Mid Growth	2,582,299	2,698,834
Morningstar Mid Value	1,341,864	1,327,803
Morningstar Small Core	5,167,501	5,334,065
Morningstar Small Growth	4,812,251	4,678,477
Morningstar Small Value	2,285,346	2,147,433
In-kind transactions (see Note 4) for the period ended April 30, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$63,083,760	$11,147,984
Morningstar Large Growth	52,858,670	—
Morningstar Large Value	62,709,293	9,386,479
Morningstar Mid Core	77,678,204	14,624,557
Morningstar Mid Growth	42,919,864	12,100,866
Morningstar Mid Value	41,820,447	9,958,537
Morningstar Small Core	77,828,784	39,035,623
Morningstar Small Growth	39,839,565	12,042,493
Morningstar Small Value	57,856,055	22,501,609

4. CAPITAL SHARE TRANSACTIONS

As of April 30, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	101

Notes to the Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of April 30, 2005, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at April 30, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

102	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Morningstar Index Funds (the “Funds”), as listed on the table of contents, at April 30, 2005, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 20, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	103

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by certain Funds during the period ended April 30, 2005 qualified for the dividends-received deduction, as follows:

iShares Index Fund	Dividends– Received Deduction
Morningstar Large Core	100.00%
Morningstar Large Growth	100.00
Morningstar Large Value	100.00
Morningstar Mid Core	100.00
Morningstar Mid Growth	100.00
Morningstar Mid Value	87.03
Morningstar Small Core	87.69
Morningstar Small Value	61.15

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the period ended April 30, 2005:

iShares Index Fund	Qualified Dividend Income
Morningstar Large Core	$378,982
Morningstar Large Growth	374,616
Morningstar Large Value	801,708
Morningstar Mid Core	226,637
Morningstar Mid Growth	17,124
Morningstar Mid Value	326,084
Morningstar Small Core	154,128
Morningstar Small Value	177,398

104	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2005, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Morningstar Large Core Index Fund

Period Covered: July 1, 2004 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.54%
Between 0.5% and –0.5%	185	99.46

	186	100.00%

iShares Morningstar Large Growth Index Fund

Period Covered: July 1, 2004 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	1.08%
Between 0.5% and –0.5%	184	98.92

	186	100.00%

iShares Morningstar Large Value Index Fund

Period Covered: July 1, 2004 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	186	100.00%

	186	100.00%

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Morningstar Mid Core Index Fund

Period Covered: July 1, 2004 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	186	100.00%

	186	100.00%

iShares Morningstar Mid Growth Index Fund

Period Covered: July 1, 2004 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	186	100.00%

	186	100.00%

iShares Morningstar Mid Value Index Fund

Period Covered: July 1, 2004 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	186	100.00%

	186	100.00%

iShares Morningstar Small Core Index Fund

Period Covered: July 1, 2004 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	1.08%
Between 0.5% and –0.5%	184	98.92

	186	100.00%

iShares Morningstar Small Growth Index Fund

Period Covered: July 1, 2004 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	2.15%
Between 0.5% and –0.5%	181	97.30
Less than –0.5%	1	0.55

	186	100.00%

iShares Morningstar Small Value Index Fund

Period Covered: July 1, 2004 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.54%
Between 0.5% and –0.5%	185	99.46

	186	100.00%

106	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 98 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman, and President (since June 18, 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Trustee (since 2003) of BGI Cayman Prime Money Market Fund; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since February 15, 2000).	Acting Dean (since 2004) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Master Investment Portfolio and Barclays Global Investors Funds; Director (since 2002) of iShares, Inc.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

TRUSTEES INFORMATION	107

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G. C. Parker, 1939	Trustee (since February 15, 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since January 1, 2002).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

108	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

TRUSTEE INFORMATION	109

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares KLD Select SocialSM (KLD)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares GS $ InvesTop™ Corporate (LQD)

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

1667-iS-0505

110	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll- free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-014-06005

Item 2. Code of Ethics.

As of April 30, 2005, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer and President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended April 30, 2005, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Richard K. Lyons, George G.C. Parker and W. Allen Reed, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for twenty-six series of the Registrant for which the fiscal year-end is April 30, 2005 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $176,000 for the fiscal year ended April 30, 2004 and $338,000 for the fiscal year ended April 30, 2005.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2004 and April 30, 2005 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $86,400 for the fiscal year ended April 30, 2004 and $147,400 for the fiscal year ended April 30, 2005.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended April 30, 2004 and April 30, 2005 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in June 2004, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended April 30, 2005 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the last two fiscal years, were $436,865 for the year ended April 30, 2004 and $737,050 for the year ended April 30, 2005, respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Richard K. Lyons, George G.C. Parker and W. Allen Reed.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President

Date: July 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President

Date: July 5, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer

Date: July 5, 2005